UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 14, 2024

PGIM Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	6.34	-2.33	-0.59	1.39	—

Class C	6.05	-0.75	-0.64	0.98	—

Class R	6.20	0.71	-0.19	1.48	—

Class Z	6.49	1.21	0.35	2.00	—

Class R2	6.28	0.81	-0.05	N/A	0.43(12/27/2017)

Class R4	6.41	1.07	0.18	N/A	0.68(12/27/2017)

Class R6	6.54	1.32	0.43	2.09	—

Bloomberg US Aggregate Bond Index

	4.97	-1.47	-0.16	1.20	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

Class R2, Class R4 (12/27/2017)

Bloomberg US Aggregate Bond Index	0.34

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Total Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	51.7

AA	6.6

A	10.9

BBB	16.9

BB	6.1

B	2.3

CCC	1.0

CC	0.1

Not Rated	3.9

Cash/Cash Equivalents	0.5
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.27	5.08	5.08

Class C	0.23	4.52	4.51

Class R	0.26	5.00	4.72

Class Z	0.29	5.53	5.52

Class R2	0.26	5.12	5.03

Class R4	0.28	5.38	5.34

Class R6	0.29	5.63	5.62

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Total Return Bond Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,063.40	0.76%	$3.90
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

Class C	Actual	$1,000.00	$1,060.50	1.49%	$7.63
	Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47

Class R	Actual	$1,000.00	$1,062.00	1.01%	$5.18
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

Class Z	Actual	$1,000.00	$1,064.90	0.49%	$2.52
	Hypothetical	$1,000.00	$1,022.43	0.49%	$2.46

Class R2	Actual	$1,000.00	$1,062.80	0.89%	$4.56
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

Class R4	Actual	$1,000.00	$1,064.10	0.64%	$3.28
	Hypothetical	$1,000.00	$1,021.68	0.64%	$3.22

Class R6	Actual	$1,000.00	$1,065.40	0.39%	$2.00
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

ASSET-BACKED SECURITIES 23.9%

Automobiles 1.1%

Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%	09/22/25		16,667	$16,509,985
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	25,383,864
Series 2023-08A, Class A, 144A	6.020	02/20/30		55,400	55,950,122
Series 2024-01A, Class A, 144A	5.360	06/20/30		48,300	47,497,264
Series 2024-01A, Class B, 144A	5.850	06/20/30		6,000	5,940,200
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830(c)	12/26/31		3,380	3,395,153
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		7,609	7,664,234
Ford Auto Securitization Trust (Canada), Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,652,577
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,691,075
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	16,767,549
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27		91,400	82,162,906
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,109,049
Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	6,075,818
JPMorgan Chase Bank, NA, Series 2020-01, Class R, 144A	33.784	01/25/28		10,647	10,975,437
Series 2020-02, Class R, 144A	31.355	02/25/28		5,819	6,235,814
Series 2021-01, Class E, 144A	2.365	09/25/28		173	172,272
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,762,713
Series 2021-01, Class R, 144A	28.348	09/25/28		5,794	6,715,087
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	6,064,268
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	4,142,559
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,802,081
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		95,122	93,818,193
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,156,832
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,288,186
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 144A	8.408	12/15/33		3,000	3,000,683
Series 2023-B, Class F, 144A	12.240	12/15/33		1,050	1,074,272
Series 2023-B, Class G, 144A	17.128	12/15/33		3,230	3,435,913

See Notes to Financial Statements.

PGIM Total Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Santander Bank, NA, Series 2021-01A, Class E, 144A	6.171%	12/15/31		4,250	$4,190,274
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,278,858
Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31		7,800	7,900,744
Series 2024-02, Class D	6.280	08/15/31		18,820	18,849,154
World Omni Select Auto Trust, Series 2021-A, Class D	1.440	11/15/27		2,150	2,013,614

					494,676,750

Collateralized Loan Obligations 21.1%
AGL CLO Ltd. (Cayman Islands), Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/34		7,000	7,008,553
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.855(c)	04/20/37		67,750	67,785,704
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.090(c)	04/15/34		6,500	6,497,865
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	25,362,243
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)	07/15/31		107,596	107,632,746
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	01/19/35		57,250	57,194,719
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	7.090(c)	04/15/34		6,000	5,996,284
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.715(c)	04/20/35		21,000	20,996,094
Anchorage Capital Europe CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.756(c)	04/15/34	EUR	47,000	49,538,688
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.647(c)	01/22/38	EUR	33,400	35,889,953
Apidos CLO (Cayman Islands), Series 2018-18A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.475(c)	10/22/30		25,322	25,352,400

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	4.676%(c)	04/15/32	EUR	38,223	$40,528,210
Armada Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.661(c)	11/15/31	EUR	51,527	54,879,373
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	11,363	11,864,563
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.692(c)	11/27/31		73,199	73,221,294
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.525(c)	07/20/35		163,250	165,668,386
Aurium CLO DAC (Ireland), Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.852(c)	06/22/34	EUR	32,000	33,996,877
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,266,723
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.548(c)	04/23/31		7,152	7,153,095
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.746(c)	10/21/34		141,000	140,973,830
Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.786(c)	07/15/34	EUR	47,750	50,343,360
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	01/20/34		148,400	148,517,830
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.866(c)	04/15/36	EUR	13,600	14,338,187
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.375(c)	10/20/35		151,000	152,320,525
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		43,250	43,272,836
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.735(c)	04/24/34		114,000	113,979,890
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	12/19/32		92,500	92,446,785

See Notes to Financial Statements.

PGIM Total Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760%(c)		10/15/34		73,525	$73,632,398
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.775(c)		07/19/35	EUR	105,500	111,280,037
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.701(c)		08/20/32		118,500	118,490,698
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.456(c)		01/15/33	EUR	13,200	13,888,927
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.506(c)		04/15/31	EUR	47,032	49,702,775
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.795(c)		05/25/34	EUR	123,800	130,672,812
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)		07/20/34		19,410	19,402,649
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.690(c)		04/15/32		51,300	51,334,048
Capital Four CLO DAC (Ireland), Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.612(c)		10/25/36	EUR	85,250	91,996,853
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	6.332(c)		10/25/36	EUR	19,000	20,389,865
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.690(c)		03/15/32	EUR	170,616	180,776,293
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.636(c)		07/27/31		1,771	1,771,911
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666	(c)	01/20/32		46,702	46,777,301

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.612%(c)	01/25/32	EUR	20,774	$22,006,832
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	04/20/31		6,500	6,507,655
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	07/20/34		170,500	170,690,431
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.680(c)	01/25/33		150,750	150,868,701
CBAM Ltd. (Cayman Islands), Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	01/20/35		72,425	72,411,565
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.766(c)	07/20/34		39,850	39,858,384
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.086(c)	04/20/34		13,000	12,838,566
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.956(c)	01/15/34	EUR	68,500	72,835,620
CIFC Funding Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.730(c)	07/15/34		61,250	61,260,014
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		47,390	47,414,738
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.762%)	7.086(c)	04/22/34		9,200	9,225,308
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.214(c)	01/25/37		41,000	41,005,896
Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.650(c)	10/15/31		67,248	67,223,047
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.776(c)	07/20/34		59,500	59,362,948
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/17/34		102,500	102,477,317

See Notes to Financial Statements.

PGIM Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	4,974	$5,141,071
Series 07A, Class ARR, 144A, 3 Month EURIBOR
+ 0.630% (Cap N/A, Floor 0.630%)	4.570(c)	09/15/31	EUR	106,830	113,106,804
Series 12A, Class A1R, 144A, 3 Month EURIBOR
+ 0.750% (Cap N/A, Floor 0.750%)	4.642(c)	01/23/32	EUR	223,262	237,224,407
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,579,877
Series 14A, Class A1R, 144A, 3 Month EURIBOR
+ 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR	48,638	51,711,187
Series 21A, Class A1, 144A, 3 Month EURIBOR +
0.960% (Cap N/A, Floor 0.960%)	4.882(c)	09/22/34	EUR	15,000	15,864,088
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month
SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.820(c)	10/15/29		586	586,411
Series 2017-06A, Class A1, 144A, 3 Month SOFR
+ 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29		405	405,622
Series 2018-09A, Class A1, 144A, 3 Month SOFR
+ 1.382% (Cap N/A, Floor 1.382%)	6.710(c)	07/15/31		83,998	84,049,871
Series 2021-12A, Class A1R, 144A, 3 Month
SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		32,300	32,300,000
Series 2021-13A, Class A1, 144A, 3 Month SOFR
+ 1.452% (Cap N/A, Floor 1.190%)	6.780(c)	07/15/34		50,600	50,654,663
Series 2021-14A, Class A1, 144A, 3 Month SOFR
+ 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/34		88,000	87,827,062
Series 2023-17A, Class A1, 144A, 3 Month SOFR
+ 1.870% (Cap N/A, Floor 1.870%)	7.195(c)	10/20/36		25,750	25,797,905
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR
+ 1.412% (Cap N/A, Floor 1.412%)	6.736(c)	04/20/34		112,250	112,399,685
Series 2022-03A, Class AR, 144A, 3 Month SOFR
+ 1.530% (Cap N/A, Floor 1.530%)	6.849(c)	04/20/37		36,500	36,562,598
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR
+ 2.100% (Cap N/A, Floor 2.100%)	7.429(c)	10/14/35		115,000	115,632,500
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR
+ 1.272% (Cap N/A, Floor 0.000%)	6.600(c)	04/15/31		57,032	57,069,789
Series 2018-01A, Class B, 144A, 3 Month SOFR +
1.662% (Cap N/A, Floor 0.000%)	6.990(c)	04/15/31		10,000	10,001,614
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR
+ 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31		24,147	24,152,014

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.852%(c)	12/25/35	EUR	43,250	$45,741,509
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	14,220,497
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month
SOFR + 1.422% (Cap N/A, Floor 0.000%)	6.746(c)	10/20/29		4,249	4,250,607
Series 2013-02RR, Class A2, 144A, 3 Month
SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.211(c)	10/20/29		1,025	1,025,319
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR +
1.282% (Cap N/A, Floor 1.020%)	6.572(c)	05/06/30		23,036	23,052,814
Series 2015-06A, Class A1R, 144A, 3 Month
SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.534(c)	02/05/31		4,064	4,064,104
Series 2016-10A, Class A1RR, 144A, 3 Month
SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34		11,500	11,525,850
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month
EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.652(c)	01/26/38	EUR	99,750	107,132,116
Series 2023-02A, Class B1, 144A, 3 Month
EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.672(c)	01/26/38	EUR	20,000	21,643,435
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	9,716,866
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month
SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.555(c)	10/20/31		46,954	46,982,858
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month
EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.736(c)	07/15/34	EUR	21,317	22,454,582
Series 2013-10A, Class A2RR, 144A, 3 Month
EURIBOR + 1.000% (Cap 3.100%, Floor
1.000%)	3.100(c)	07/15/34	EUR	30,000	30,860,248
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR +
1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31		990	990,593
Series 33A, Class A, 144A, 3 Month SOFR +
1.432% (Cap N/A, Floor 1.170%)	6.756(c)	07/20/34		64,750	64,429,235
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR +
1.432% (Cap N/A, Floor 1.170%)	6.756(c)	10/20/34		5,750	5,764,499

See Notes to Financial Statements.

PGIM Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746%(c)	07/20/34		112,750	$112,729,130
Series 2021-01A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		53,915	53,915,000
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.706(c)	07/15/32	EUR	94,345	99,968,595
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.925(c)	01/22/37		57,750	57,843,613
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	6.670(c)	10/15/32		123,680	123,701,372
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/17/34		94,500	94,349,121
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.729(c)	01/18/34		49,525	49,598,198
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	04/21/31		5,996	6,006,927
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.386(c)	04/21/31		17,500	17,531,017
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/31		35,196	35,093,863
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.561(c)	10/12/30		98,875	98,965,222
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.840(c)	10/15/34		47,700	47,658,992
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.979(c)	01/15/31		24,500	24,498,966
Northwoods Capital Euro DAC (Ireland), Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.767(c)	07/22/34	EUR	98,400	103,767,988
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	19,273,916
OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.627(c)	01/20/32	EUR	13,568	14,439,675

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696%(c)	04/22/30		105,500	$105,520,689
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.841(c)	10/30/30		904	905,182
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.636(c)	04/20/31		61,629	61,729,931
OZLME DAC (Ireland), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.695(c)	08/24/30	EUR	54,053	57,397,540
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.706(c)	05/21/34		129,500	129,660,684
Palmer Square European CLO DAC (Ireland), Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.836(c)	04/15/35	EUR	15,000	15,860,546
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	10,882,866
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/31		46,536	46,513,564
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.656(c)	07/15/31	EUR	184,494	196,023,842
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621(c)	02/20/30		609	609,273
Rad CLO Ltd. (Cayman Islands), Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	6.988(c)	04/23/34		12,000	11,981,929
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/20/35		19,317	19,313,397
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.744(c)	06/20/34		40,600	40,620,300
Regatta XVIII Funding Ltd. (Cayman Islands), Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.040(c)	01/15/34		10,000	10,000,230

See Notes to Financial Statements.

PGIM Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.845%(c)	01/20/36		43,300	$43,440,967
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/20/34		97,000	97,197,492
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		53,500	53,774,658
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.101(c)	01/20/36		20,000	20,139,392
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.760(c)	07/25/31		29,243	29,287,486
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.678(c)	05/07/31		42,570	42,564,009
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.136(c)	04/20/29		33,250	33,290,831
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.217(c)	01/20/36		45,250	45,490,232
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.115(c)	01/20/37		65,000	65,233,740
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.714(c)	07/15/36	EUR	43,420	46,511,183
Sound Point CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.566(c)	10/20/30		2,019	2,019,518
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32		21,830	21,815,278
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.862(c)	10/25/35	EUR	34,750	36,689,935
St. Paul’s CLO DAC (Ireland), Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.712(c)	04/25/30	EUR	73,318	77,926,824
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.643(c)	02/20/30	EUR	105,020	111,369,543
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.794(c)	07/18/34	EUR	90,050	95,015,934

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.688%(c)	07/23/33		66,000	$66,001,089
Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.086(c)	04/20/33		10,000	9,966,663
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/29/34		141,000	140,992,583
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	04/20/34		47,500	47,601,113
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.086(c)	03/18/34		15,000	14,992,781
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.175(c)	04/22/33		18,000	18,003,800
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.819(c)	01/17/30		32,437	32,478,885
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.806(c)	10/15/31	EUR	20,044	21,338,505
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.195(c)	01/20/36		105,500	105,852,570
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.529(c)	07/15/34		47,250	47,782,040
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		27,500	27,566,121
Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.872(c)	07/25/34	EUR	98,050	103,708,448
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.896(c)	07/15/34	EUR	115,250	121,987,005
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	98,750	105,618,482
Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.786(c)	07/20/32		33,500	33,632,402
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.015(c)	01/20/35		79,150	79,445,063
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.825(c)	01/20/35		19,000	19,131,982

See Notes to Financial Statements.

PGIM Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Bermuda), Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.175%(c)	07/20/36		101,500	$102,357,513
Vendome Funding CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.847(c)	07/20/34	EUR	73,900	78,081,938
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	24,879,390
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.850(c)	01/15/32		38,750	38,859,984
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.689(c)	07/18/31		35,957	35,938,340
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.140(c)	07/15/31		8,000	7,970,822
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.720(c)	04/15/34		10,000	9,977,736
Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.706(c)	07/20/31		125,723	126,061,603
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	10/17/32		93,500	93,606,992
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748(c)	07/19/34		121,000	120,999,492
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.656(c)	10/15/30	EUR	39,178	41,655,561
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.876(c)	10/15/34	EUR	81,870	86,306,962
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.279(c)	01/15/37		50,000	50,207,505
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/31		14,753	14,752,908
Series 2019-XA, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.336(c)	07/20/32		13,000	12,941,006

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880%(c)	04/15/30		20,928	$20,950,548

					9,260,829,324

Consumer Loans 0.5%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	12,429	8,840,335
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,736,524
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		8,318	8,211,918
Onemain Financial Issuance Trust, Series 2024-01A, Class A, 144A	5.790	05/14/41		67,000	66,866,837
OneMain Financial Issuance Trust, Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	63,366,724
Series 2023-01A, Class D, 144A	7.490	06/14/38		1,300	1,308,464
Series 2023-02A, Class C, 144A	6.740	09/15/36		20,700	20,689,673
Series 2023-02A, Class D, 144A	7.520	09/15/36		25,130	25,352,152
Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		12,705	12,274,732

					221,647,359

Home Equity Loans 0.2%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.071(c)	04/25/33		1,544	1,530,831
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.718(c)	01/25/35		159	154,621
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.406(c)	11/25/33		330	318,793
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	4.858(c)	12/25/33		626	610,635
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.427(c)	01/25/34		8	7,676

See Notes to Financial Statements.

PGIM Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.406	%(c)	12/25/34	1,105	$987,550
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.406	(c)	09/25/34	206	199,313
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month SOFR + 1.314% (Cap 11.000%, Floor 1.200%)	6.631	(c)	10/25/32	1	585
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377		04/25/54	4,500	4,499,997
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481	(c)	11/25/33	111	110,004
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	8.356	(c)	10/25/31	32	31,282
GSAA Trust, Series 2006-07, Class AF2	5.995	(cc)	03/25/46	582	211,171
Home Equity Asset Trust, Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.721	(c)	08/25/33	319	310,152
Series 2004-07, Class M1, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)	6.361	(c)	01/25/35	15	14,565
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.030	(c)	03/25/54	11,126	11,195,981
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.930	(c)	05/25/54	6,938	6,990,417
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.151	(c)	07/25/34	137	130,979
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.231	(c)	03/25/34	483	453,990
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	6.491	(c)	09/25/34	663	628,716

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR +
0.834% (Cap N/A, Floor 0.720%)	3.531%(c)	10/25/33	886	$852,598
Series 2004-01, Class M1, 1 Month SOFR +
0.999% (Cap 11.500%, Floor 0.885%)	6.316(c)	05/25/34	249	246,893
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	12,003	11,838,252
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	42,139	42,525,141
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	13,099	12,979,059
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	13,085	13,130,582

				109,959,783

Other 0.3%
Goodleap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	27,293	27,259,958
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR
+ 3.664% (Cap N/A, Floor 2.800%)	8.984(c)	10/16/25	24,950	24,231,874
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR
+ 2.914% (Cap N/A, Floor 2.800%)	8.231(c)	06/25/24	66,670	66,367,958

				117,859,790

Residential Mortgage-Backed Securities 0.2%
Chase Funding Trust,
Series 2002-02, Class 1A5	6.333	04/25/32	19	19,246
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR +
0.814% (Cap N/A, Floor 0.700%)	6.131(c)	12/25/33	364	349,837
Series 2004-03, Class 3A3, 1 Month SOFR +
0.874% (Cap N/A, Floor 0.760%)	6.191(c)	08/25/34	22	22,158
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR +
0.534% (Cap N/A, Floor 0.420%)	5.851(c)	08/25/34	2,726	2,578,501
Series 2004-06, Class 2A5, 1 Month SOFR +
0.894% (Cap N/A, Floor 0.780%)	6.211(c)	11/25/34	247	229,679
Series 2004-BC04, Class M1, 1 Month SOFR +
1.164% (Cap N/A, Floor 1.050%)	6.481(c)	11/25/34	179	176,402
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	4.322	07/25/50	15,977	13,971,043

See Notes to Financial Statements.

PGIM Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month SOFR +
0.909% (Cap N/A, Floor 0.795%)	3.512%(c)	12/25/35		454	$443,701
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR +
1.089% (Cap N/A, Floor 0.975%)	6.406(c)	06/25/34		1,176	1,168,000
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR +
0.909% (Cap N/A, Floor 0.795%)	6.226(c)	06/25/34		76	75,168
LSF11 Boson Investments Sarl Compartment 2
(Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month
EURIBOR + 2.000% (Cap 3.000%, Floor
0.000%)	5.945(c)	11/25/60	EUR	9,093	9,205,555
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A2A, 1 Month SOFR +
0.834% (Cap N/A, Floor 0.720%)	6.151(c)	06/25/35		126	131,183
Series 2004-WMC03, Class M2, 1 Month SOFR +
1.959% (Cap N/A, Floor 1.845%)	7.276(c)	01/25/35		1,101	1,064,079
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month
EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.862(c)	09/27/75	EUR	36,390	38,160,601
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month SOFR +
1.239% (Cap N/A, Floor 1.125%)	6.556(c)	06/25/34		442	428,920
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR +
1.064% (Cap N/A, Floor 0.950%)	6.381(c)	07/25/33		479	463,384
Series 2003-BC10, Class A4, 1 Month SOFR +
1.114% (Cap N/A, Floor 1.000%)	6.431(c)	10/25/33		65	66,637
Series 2004-BNC01, Class A2, 1 Month SOFR +
1.114% (Cap N/A, Floor 1.000%)	6.444(c)	09/25/34		716	701,763
Series 2004-BNC01, Class A4, 1 Month SOFR +
1.054% (Cap N/A, Floor 0.940%)	6.384(c)	09/25/34		508	499,843
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.109(c)	03/15/26	EUR	44,077	39,983,546

					109,739,247

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.5%

Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class A, 144A, 30 Day
Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.780%(c)	06/25/47	45,000	$45,123,260
Series 2024-EDU01, Class C, 144A, 30 Day
Average SOFR + 1.800% (Cap N/A, Floor 1.800%)	7.130(c)	06/25/47	3,326	3,338,878
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	82,210	15,034,276
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	17,627	16,090,385
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	21,485	19,719,046
Series 2019-A, Class R, 144A	0.000	10/25/48	33,230	7,485,561
SMB Private Education Loan Trust, Series 2024-A, Class A1A, 144A	5.240	03/15/56	68,579	66,984,121
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.681(c)	11/29/24	27,513	27,513,260

				201,288,787

TOTAL ASSET-BACKED SECURITIES (cost $10,897,287,456)				10,516,001,040

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A (original cost $35,678,061; purchased 05/09/18)(f)	3.203(cc)	05/15/35	39,245	29,001,199
Series 2018-20TS, Class H, 144A (original cost $35,625,556; purchased 05/09/18)(f)	3.203(cc)	05/15/35	40,253	28,940,670
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.185(cc)	05/15/49	7,683	7,261,324
BANK, Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	7,810,182
Series 2019-BN20, Class A2	2.758	09/15/62	49,139	42,242,453
Series 2019-BN21, Class XB, IO	0.477(cc)	10/17/52	206,158	3,463,805
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	60,399,675
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	29,200,286
Series 2023-BNK46, Class A21	6.950(cc)	08/15/56	74,030	75,957,749
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	2,002,272
BANK5, Series 2023-05YR02, Class A3	6.656(cc)	07/15/56	96,500	99,314,442

See Notes to Financial Statements.

PGIM Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK5, (cont’d.) Series 2023-05YR02, Class XA, IO	0.774%(cc)	07/15/56	174,194	$3,443,380
Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	15,824,592
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,179,117
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,964,150
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	18,022,624
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	11,112,990
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	7,345	6,198,880
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	10,055	8,119,274
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	14,804,969
Series 2019-C03, Class A3	3.319	05/15/52	55,700	50,684,889
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.575(c)	10/15/37	35,000	34,825,000
Series 2020-C08, Class XB, IO	1.144(cc)	10/15/53	119,592	6,744,259
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	15,718,239
Benchmark Mortgage Trust, Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,385,731
Series 2019-B10, Class A3	3.455	03/15/62	39,872	36,268,567
Series 2019-B11, Class A4	3.281	05/15/52	61,825	55,264,354
Series 2019-B12, Class A4	2.859	08/15/52	81,000	71,258,462
Series 2019-B13, Class A3	2.701	08/15/57	38,700	33,632,374
Series 2019-B14, Class A3	3.090	12/15/62	48,180	45,032,694
Series 2019-B14, Class A4	2.795	12/15/62	57,600	49,940,888
Series 2020-B17, Class A4	2.042	03/15/53	95,550	77,166,610
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,035,106
Series 2020-B21, Class A4	1.704	12/17/53	37,450	29,938,283
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,219,261
Series 2023-V03, Class A3	6.363(cc)	07/15/56	30,000	30,580,395
BMO Mortgage Trust, Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,409,527
BPR Trust, Series 2023-BRK02, Class A, 144A	7.146(cc)	11/05/28	77,500	79,554,413
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	34,936,959
CD Mortgage Trust, Series 2017-CD04, Class A3	3.248	05/10/50	55,314	51,807,543
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	75,022,289
Series 2018-CD07, Class A3	4.013	08/15/51	27,100	25,144,603
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.941(c)	09/15/38	83,750	84,378,125

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840%(cc)	04/15/25	23,045	$22,078,931
CFK Trust, Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,121,370
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,134,792
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,353	17,861,566
Citigroup Commercial Mortgage Trust, Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	34,921
Series 2017-C04, Class A3	3.209	10/12/50	64,336	59,073,062
Series 2017-P07, Class A3	3.442	04/14/50	15,680	14,738,764
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	90,395,298
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	76,202,037
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.199(c)	11/15/37	50,860	50,748,673
Commercial Mortgage Trust, Series 2014-UBS04, Class A4	3.420	08/10/47	6,319	6,308,644
Series 2014-UBS04, Class A5	3.694	08/10/47	8,180	8,121,980
Series 2014-UBS06, Class A4	3.378	12/10/47	10,681	10,562,504
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	5,922,515
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	92,361,405
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	51,250,188
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	29,824,532
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	82,100,209
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,563,437
CSAIL Commercial Mortgage Trust, Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	206,854
Series 2018-CX11, Class A3	4.095	04/15/51	436	421,107
Series 2019-C16, Class A2	3.067	06/15/52	38,000	33,613,455
Series 2019-C17, Class A4	2.763	09/15/52	37,150	31,941,674
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.617(c)	05/15/35	3,882	3,803,001
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	18,317,758
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,389,646
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	25,761,061
FHLMC Multifamily Structured Pass-Through Certificates, Series K0043, Class X1, IO	0.626(cc)	12/25/24	68,711	149,399

See Notes to Financial Statements.

PGIM Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.) Series K0044, Class X1, IO	0.865%(cc)	01/25/25	322,073	$1,165,838
Series K0052, Class X1, IO	0.758(cc)	11/25/25	275,856	2,110,960
Series K0053, Class X1, IO	1.005(cc)	12/25/25	129,502	1,447,314
Series K0055, Class X1, IO	1.465(cc)	03/25/26	249,787	5,341,754
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	964,717
Series K0069, Class X1, IO	0.469(cc)	09/25/27	511,381	5,324,248
Series K0087, Class X1, IO	0.511(cc)	12/25/28	416,327	5,983,082
Series K0090, Class X1, IO	0.855(cc)	02/25/29	456,306	13,315,414
Series K0091, Class X1, IO	0.706(cc)	03/25/29	548,918	12,744,333
Series K0092, Class XAM, IO	1.126(cc)	04/25/29	53,046	2,295,454
Series K0093, Class X1, IO	1.083(cc)	05/25/29	393,933	14,813,342
Series K0095, Class X1, IO	1.084(cc)	06/25/29	515,752	20,278,804
Series K0096, Class XAM, IO	1.523(cc)	07/25/29	56,489	3,438,491
Series K0097, Class X1, IO	1.219(cc)	07/25/29	525,946	24,124,504
Series K0101, Class X1, IO	0.946(cc)	10/25/29	465,485	17,019,439
Series K0108, Class X1, IO	1.810(cc)	03/25/30	326,954	25,590,109
Series K0114, Class X1, IO	1.209(cc)	06/25/30	256,246	13,865,783
Series K0735, Class X1, IO	1.095(cc)	05/25/26	253,709	3,771,035
Series K1513, Class X1, IO	0.990(cc)	08/25/34	332,947	18,834,087
Series Q001, Class XA, IO	2.103(cc)	02/25/32	23,909	1,656,689
Series Q002, Class XA, IO	0.956(cc)	07/25/33	31,198	1,270,714
Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%) (original cost $174,000,000; purchased 07/30/21)(f)	7.661(c)	08/01/24	174,000	172,958,001
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.385(c)	10/15/36	6,770	6,672,681
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.441(cc)	06/10/47	37,110	12,547
Series 2014-GC24, Class A5	3.931	09/10/47	16,051	15,933,584
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	6,001
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	10,714,456
Series 2017-GS06, Class A2	3.164	05/10/50	13,336	12,386,225
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	65,142,718
Series 2019-GC40, Class A2	2.971	07/10/52	633	630,816
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	43,881,175
Series 2019-GSA01, Class A2	2.613	11/10/52	7,524	7,046,906
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	36,915,425
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,586,580
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,716,906

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4	3.801%	09/15/47	34,319	$34,061,044
Series 2014-C23, Class XA, IO	0.722(cc)	09/15/47	37,003	15,145
Series 2014-C24, Class A3	3.098	11/15/47	1,445	1,437,557
Series 2014-C24, Class A5	3.639	11/15/47	7,640	7,526,575
Series 2014-C25, Class A4A1	3.408	11/15/47	3,622	3,582,681
Series 2014-C26, Class A3	3.231	01/15/48	8,207	8,098,158
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	65,091,287
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	28,748,850
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	28,393,315
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,309,711
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	34,055,425
Series 2019-COR05, Class XB, IO	1.106(cc)	06/13/52	65,497	2,730,491
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	22,592,625
Series 2017-C07, Class A4	3.147	10/15/50	70,000	64,713,061
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	69,716,401
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	19,933	18,586,543
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,226,874
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4	3.526	12/15/47	18,526	18,267,114
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,620,732
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,227,116
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,270,206
Series 2017-H01, Class A4	3.259	06/15/50	51,175	47,868,921
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,548,469
Series 2018-H04, Class A3	4.043	12/15/51	17,213	16,266,963
Series 2019-H06, Class A3	3.158	06/15/52	47,750	42,631,424
Series 2019-H07, Class A3	3.005	07/15/52	72,600	64,348,640
Series 2019-L02, Class A3	3.806	03/15/52	41,900	38,663,095
Series 2019-L03, Class A3	2.874	11/15/52	36,088	31,333,162
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	25,000	21,936,562
Olympic Tower Mortgage Trust,
Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	15,428,662
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	5,808,642
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	29,741,607

See Notes to Financial Statements.

PGIM Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%	07/05/36	20,955	$19,606,738
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.060(c)	11/15/38	71,765	70,957,364
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	21,480	20,061,766
Series 2017-C03, Class A3	3.167	08/15/50	13,800	12,881,026
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,006,787
Series 2017-C06, Class A4	3.320	12/15/50	43,247	40,436,133
Series 2018-C10, Class A3	4.048	05/15/51	69,100	65,072,031
Series 2018-C11, Class A4 (original cost $40,400,000; purchased 06/28/18)(f)	3.977	06/15/51	40,000	37,766,312
Series 2018-C15, Class A3	4.075	12/15/51	16,998	15,789,755
Series 2019-C16, Class A3	3.344	04/15/52	31,500	28,794,582
Series 2019-C16, Class XB, IO	1.021(cc)	04/15/52	96,253	3,539,964
Series 2019-C17, Class A3	2.669	10/15/52	80,675	69,086,924
Series 2019-C18, Class A3	2.782	12/15/52	22,850	19,572,076
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.203(cc)	03/10/46	41,314	87
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	1.140(cc)	06/15/49	36,018	590,122
Series 2016-C35, Class XB, IO	1.085(cc)	07/15/48	55,952	961,194
Series 2016-C36, Class A3	2.807	11/15/59	26,739	25,056,761
Series 2016-NXS06, Class A4	2.918	11/15/49	59,322	55,642,316
Series 2017-C39, Class A4	3.157	09/15/50	37,000	34,145,439
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	937,010
Series 2018-C45, Class A3	3.920	06/15/51	23,154	21,747,827
Series 2018-C47, Class A3	4.175	09/15/61	37,632	35,531,126
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,426,477
Series 2019-C50, Class A4	3.466	05/15/52	34,566	31,661,822
Series 2019-C52, Class A4	2.643	08/15/52	86,325	75,367,707
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,329,574
Series 2019-C54, Class A3	2.892	12/15/52	44,250	38,485,420
Series 2020-C55, Class A4	2.474	02/15/53	58,725	49,879,465

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $4,829,487,338)				4,402,362,382

CORPORATE BONDS 35.9%

Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,501,119
Sr. Unsec’d. Notes, 144A(a)	3.400	04/15/30	17,620	15,676,204

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
BAE Systems PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.300%	03/26/34	24,815	$24,108,765
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	13,451,874
Sr. Unsec’d. Notes	3.250	02/01/35	4,105	3,098,586
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	772,359
Sr. Unsec’d. Notes(a)	3.600	05/01/34	42,375	33,587,003
Sr. Unsec’d. Notes	3.850	11/01/48	990	651,355
Sr. Unsec’d. Notes(a)	3.900	05/01/49	30,380	20,132,708
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,175,250
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	10,890,840
Sr. Unsec’d. Notes	5.805	05/01/50	26,529	23,497,992
Sr. Unsec’d. Notes	5.930	05/01/60	79,005	69,057,420
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	35,499,187
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	11,128	11,215,021
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	11,525	11,784,312
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	48,331	47,969,001
General Dynamics Corp.,
Gtd. Notes	4.250	04/01/40	10,545	9,054,736
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	9,750	9,657,141
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,652,882
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	15,503,685
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,586,158

				375,523,598

Agriculture 1.0%
Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	73,330	51,241,488
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	30,543,516
Gtd. Notes	3.557	08/15/27	12,287	11,519,124
Gtd. Notes	4.390	08/15/37	24,356	19,988,932
Gtd. Notes	4.700	04/02/27	3,555	3,467,244
Gtd. Notes	5.834	02/20/31	4,000	3,993,661
Gtd. Notes(a)	6.000	02/20/34	27,260	27,096,622
Gtd. Notes(a)	6.343	08/02/30	10,195	10,454,509
Gtd. Notes	7.750	10/19/32	5,000	5,550,426

See Notes to Financial Statements.

PGIM Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668%	03/25/26	9,736	$9,037,449
Gtd. Notes	5.931	02/02/29	30,565	30,817,650
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	25,369,525
Sr. Unsec’d. Notes	4.875	02/13/29	3,000	2,929,095
Sr. Unsec’d. Notes(h)	5.250	02/13/34	96,971	93,546,915
Sr. Unsec’d. Notes	5.625	09/07/33	74,724	74,287,118
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	13,411	13,197,043
Gtd. Notes	5.700	08/15/35	2,000	1,922,023
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	25,802,922

				440,765,262

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.000	01/15/27	2,868	2,791,314
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	3.700	04/01/28	1,566	1,490,416
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	6,800	6,374,342
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates	3.600	03/22/29	7,778	7,272,606
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	466	461,582
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates	2.000	12/10/29	24,244	21,677,513
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	9,794,062
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	37,777,576
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450	06/01/29	7,087	6,618,425

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875%	04/07/30	11,016	$9,936,165
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.500	09/01/31	9,052	8,197,480
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	8,285	7,044,171
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,548,938
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,912,866
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.625	12/03/26	960	947,224
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,487,062

				164,331,742

Apparel 0.0%
VF Corp.,
Sr. Unsec’d. Notes(a)	2.400	04/23/25	10,000	9,646,849

Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	850,329
Sr. Unsec’d. Notes	4.750	01/15/43	32,088	25,311,149
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	7,360,714
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	2,829,738
Sr. Unsec’d. Notes	4.125	08/17/27	1,000	939,350
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,536,491
Sr. Unsec’d. Notes	4.271	01/09/27	38,820	36,994,519
Sr. Unsec’d. Notes(a)	5.800	03/08/29	5,450	5,355,918
Sr. Unsec’d. Notes	6.950	03/06/26	13,958	14,148,636
Sr. Unsec’d. Notes	6.950	06/10/26	5,860	5,946,272
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	218,720
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	32,483	31,627,563
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,490,659
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	8,687,942

See Notes to Financial Statements.

PGIM Total Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Co., (cont’d.)
Sr. Unsec’d. Notes	6.800%	10/01/27	3,810	$3,934,672
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,187,846
Gtd. Notes	4.000	10/06/26	7,785	7,483,116
Gtd. Notes	4.350	01/17/27	4,416	4,272,197
Sr. Unsec’d. Notes	2.350	02/26/27	5,245	4,792,710
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	67,597,244
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,221,385
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	45,792,691
Sr. Unsec’d. Notes	4.300	04/06/29	1,460	1,368,991
Sr. Unsec’d. Notes(a)	5.400	05/08/27	1,160	1,151,738
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,750,097
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,371,917
Sr. Unsec’d. Notes	6.000	01/09/28	14,175	14,298,513
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A(a)	5.350	03/19/29	11,175	10,992,108
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	1,980	1,931,283
Volkswagen Group of America Finance LLC
(Germany),
Gtd. Notes, 144A	5.250	03/22/29	29,220	28,622,682

				368,067,190

Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	4,025	3,877,846
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	1,537	1,523,567
Gtd. Notes(a)	6.500	04/01/27	17,897	17,668,241
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	2,757	2,733,455
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	50	48,209
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,820,321
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	34,968	32,755,133

				62,426,772

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 11.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849%	03/25/26	12,800	$11,881,556
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	40,105,074
Sub. Notes(a)	2.749	12/03/30	6,400	5,206,336
Bank of America Corp.,
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	31,720	30,370,622
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	220,170,283
Sr. Unsec’d. Notes(a)	3.366(ff)	01/23/26	36,535	35,864,715
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	73,164,798
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	38,659,907
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	11,510,224
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	184,939,961
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	13,355,300
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	40,240,363
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	25,565,702
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	13,808,404
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	16,752,018
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	976,954
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	40,400	33,299,658
Sub. Notes, MTN	4.000	01/22/25	41,432	40,874,804
Sub. Notes, MTN	4.450	03/03/26	45,640	44,697,383
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	11,177,047
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	112,261,254
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,519,350
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	24,980	24,587,709
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,467,256
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,055,890
Sub. Notes	4.836	05/09/28	7,715	7,366,359
Sub. Notes	5.088(ff)	06/20/30	14,860	14,006,846
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	27,102	25,121,069
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	28,327,061
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	8,425	7,226,791
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	17,797,251
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	10,000	8,246,290
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	20,610	20,265,788
Sr. Non-Preferred Notes, 144A(a)	4.400	08/14/28	4,458	4,227,983
Sr. Non-Preferred Notes, 144A(a)	5.738(ff)	02/20/35	27,700	27,095,021
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,294,078
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	15,926,568

See Notes to Financial Statements.

PGIM Total Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652%(ff)	10/06/26	30,045	$28,157,690
Sr. Non-Preferred Notes, 144A(a)	2.277(ff)	01/20/32	13,750	10,869,837
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	10/23/27	4,330	4,012,549
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,299,946
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,953,041
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,449,220
Sub. Notes, 144A, MTN(a)	4.875	04/01/26	1,015	989,406
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	24,185	23,534,919
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	14,996,551
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	42,200	42,136,406
Citigroup, Inc.,
Jr. Sub. Notes, Series U(a)	5.000(ff)	09/12/24(oo)	40,750	40,442,354
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	47,010,666
Jr. Sub. Notes, Series W(a)	4.000(ff)	12/10/25(oo)	31,420	29,996,782
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	24,648,943
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	153,758,751
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	42,771,652
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	18,955,920
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	22,399,203
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	11,876,700
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,495,219
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	55,590,633
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,625,147
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	44,552,877
Sub. Notes	4.300	11/20/26	705	683,007
Sub. Notes	4.400	06/10/25	22,485	22,145,228
Sub. Notes	4.450	09/29/27	470	452,157
Sub. Notes	4.750	05/18/46	42,640	35,789,631
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	23,896,675
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	3,040	3,016,256
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	22,650	22,194,971
Sr. Non-Preferred Notes, 144A(a)	5.705(ff)	03/01/30	43,015	42,398,518
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	25,782,810
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	9,130	9,014,660
Sr. Non-Preferred Notes(a)	5.706(ff)	02/08/28	17,690	17,501,103

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Non-Preferred Notes	7.146%(ff)	07/13/27	12,705	$12,951,588
Sub. Notes	3.729(ff)	01/14/32	15,400	12,676,385
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,165,433
Sr. Unsec’d. Notes	4.250	03/13/26	675	653,806
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	4,963,473
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,409,122
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	14,781,522
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	38,225,052
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	44,646,095
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	78,869,530
Sr. Unsec’d. Notes(a)	3.272(ff)	09/29/25	24,791	24,521,017
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	24,146,311
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,559,089
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	30,435,785
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	15,701,186
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	39,764,650
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,484,086
Sr. Unsec’d. Notes, EMTN	4.650	05/31/24	80,768	80,671,757
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	5,230	4,606,546
Sub. Notes	5.150	05/22/45	7,240	6,624,936
Sub. Notes	6.750	10/01/37	216	227,758
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,029,480
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,270,944
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,588,798
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	25,335,291
Sr. Unsec’d. Notes(a)	6.208(ff)	08/21/29	9,560	9,599,940
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54	16,690	17,047,895
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR +
2.842%(a)	8.170(c)	08/01/24(oo)	30,100	30,252,378
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	29,053,653
Jr. Sub. Notes, Series HH(a)	4.600(ff)	02/01/25(oo)	75,829	74,875,380
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	87,571,437
Jr. Sub. Notes, Series KK(a)	3.650(ff)	06/01/26(oo)	28,750	26,946,189
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	39,425	40,410,183

See Notes to Financial Statements.

PGIM Total Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	1.953%(ff)	02/04/32	65,970	$52,392,241
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	85,065	71,788,094
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	85,109,778
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	109,145	94,599,665
Sr. Unsec’d. Notes	3.300	04/01/26	24,315	23,374,341
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	83,603,115
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,039,149
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,606,593
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	49,517,451
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	58,241	55,030,271
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	31,499,378
Sub. Notes	3.875	09/10/24	18,575	18,445,459
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,815,095
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,993,465
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	18,955	18,628,428
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	11,539,892
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	14,595	13,897,753
M&T Bank Corp.,
Sub. Notes	4.000	07/15/24	500	497,164
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900	02/06/25	22,225	21,678,737
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,100,400
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	52,013,277
Sr. Unsec’d. Notes, GMTN(a)	2.699(ff)	01/22/31	129,705	110,997,970
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,645,197
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	47,020,318
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,011,029
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	31,799	31,399,769
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	54,483,570
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	68,882,866
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	13,083,559
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	46,667,626
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,462,104
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	13,584,610
Sub. Notes, GMTN	4.350	09/08/26	14,335	13,932,935

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, MTN	3.950%	04/23/27	16,325	$15,637,140
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	3,539	3,311,067
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,123,547
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	3.450	04/23/29	5,895	5,376,979
Sr. Unsec’d. Notes(a)	5.582(ff)	06/12/29	30,325	30,188,110
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	4,990	5,299,342
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875	02/23/28	10,500	10,902,543
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A(a)	1.488(ff)	12/14/26	47,800	44,374,633
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	33,415	33,469,800
Sr. Sub. Notes	2.200	03/03/31	13,546	10,992,894
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	53,396	53,183,328
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	33,430,253
Sr. Unsec’d. Notes, MTN(a)	4.873(ff)	01/26/29	555	538,101
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	12,675	12,439,871
Sr. Unsec’d. Notes, MTN(a)	7.161(ff)	10/30/29	20,905	21,882,282
Sub. Notes, MTN(a)	3.875	03/19/29	7,090	6,492,207
U.S. Bancorp,
Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	20,315	20,063,404
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	9,590	9,415,090
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	3,968,678
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,520,250
Sr. Unsec’d. Notes, 144A(a)	1.364(ff)	01/30/27	17,775	16,386,547
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,383,114
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,133,538
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,334,855
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,363,365
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	23,168,280
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,352,471
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	2.569(ff)	09/22/26	28,415	27,067,862

See Notes to Financial Statements.

PGIM Total Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068%(ff)	04/30/41		64,795	$46,035,454
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		8,235	8,001,538
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		189,245	160,123,940
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		55,529	48,203,076
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31		91,313	85,804,118

					4,859,188,772

Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes(a)	4.700	02/01/36		52,960	49,307,419
Gtd. Notes	4.900	02/01/46		50,119	45,137,046
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.350	06/01/40		10,396	8,960,218
Gtd. Notes	4.439	10/06/48		3,330	2,791,384
Gtd. Notes	4.600	04/15/48		2,126	1,834,229
Gtd. Notes(a)	8.000	11/15/39		1,880	2,292,536
Gtd. Notes	8.200	01/15/39		445	553,486

					110,876,318

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	17,583,027
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	20,515,647
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,176,768

					39,275,442

Building Materials 0.1%
CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		2,250	2,288,250
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	750	782,247
Gtd. Notes, 144A	5.450	11/19/29		413	399,061
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,293,094
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,154,435
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	17,589,657

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28		3,709	$3,589,131
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		15,125	12,454,045
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	44,302
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,247,844

					43,842,066

Chemicals 0.4%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,235,913
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,317,250
Gtd. Notes, 144A	4.500	01/10/28		15,682	13,976,582
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,533,650
Gtd. Notes, 144A	8.500	01/12/31		17,135	17,421,154
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,328,996
Gtd. Notes(a)	5.375	03/15/44		19,358	17,352,271
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	4,395	4,621,396
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	60,875
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	8,923,392
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	1,905,787
Sr. Unsec’d. Notes	5.550	11/30/48		504	469,807
Sr. Unsec’d. Notes	6.900	05/15/53		650	712,907
Sr. Unsec’d. Notes	9.400	05/15/39		125	162,171
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	9,469,418
Sr. Unsec’d. Notes(a)	5.650	05/18/33		7,400	7,085,869
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		6,835	5,781,053
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	10,467,927
Gtd. Notes	4.200	10/15/49		39,600	29,538,110
Gtd. Notes	4.200	05/01/50		12,760	9,482,677
Mosaic Co. (The),
Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	3,178,636
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,589	1,579,069

See Notes to Financial Statements.

PGIM Total Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	3,190	$3,122,212
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	2,914,454
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,172,046
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A(a)	12.250	09/01/29	4,425	4,602,151
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	6.500	09/27/28	7,510	7,122,766
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	1,240	1,205,354
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	3,946	4,014,341
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	2,131	2,023,840

				197,782,074

Coal 0.1%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.900	07/15/30	13,624	12,318,307
Sr. Unsec’d. Notes	5.200	03/01/42	3,050	2,667,057
Sr. Unsec’d. Notes	5.400	02/01/43	1,000	891,572
Sr. Unsec’d. Notes	6.000	08/15/40	8,563	8,177,877

				24,054,813

Commercial Services 0.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,714	1,630,506
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	1,405	1,402,227
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	31,075	26,444,706
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	21,390	19,218,273
Sr. Sec’d. Notes, 144A	4.625	06/01/28	14,970	13,379,438
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	50	46,981
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	950	979,818

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
California Institute of Technology, Sr. Unsec’d. Notes	3.650%	09/01/2119		39,775	$25,572,082
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,722,868
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,003,236
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	23,475,796
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,111,250
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26		10,390	9,839,124
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,065,374
Gtd. Notes, 144A(a)	4.200	11/01/46		7,890	6,240,920
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,124,418
Gtd. Notes, 144A(a)	5.000	02/15/29		14,890	14,622,907
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,539,234
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,477,578
Global Payments, Inc., Sr. Unsec’d. Notes	4.950	08/15/27		10,005	9,806,013
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	4,996,323
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	4,238,043
Loxam SAS (France), Sr. Sub. Notes(a)	4.500	04/15/27	EUR	8,735	9,019,959
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116		18,113	12,803,408
Unsec’d. Notes	4.678	07/01/2114		3,000	2,530,728
President & Fellows of Harvard College, Unsec’d. Notes	2.517	10/15/50		8,950	5,488,497
Unsec’d. Notes	3.150	07/15/46		9,930	7,136,628
Unsec’d. Notes	3.300	07/15/56		5,630	3,914,676
Unsec’d. Notes	3.619	10/01/37		4,010	3,369,763
Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	3,964,858
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	689,033
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		5,275	4,506,418
Gtd. Notes(a)	4.875	01/15/28		70,980	68,028,334
Gtd. Notes(a)	5.250	01/15/30		15,359	14,737,762
University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	4,913,290

See Notes to Financial Statements.

PGIM Total Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
University of Southern California, Sr. Unsec’d. Notes, Series A	3.226%	10/01/2120		5,210	$3,038,990
Unsec’d. Notes, Series 2017(a)	3.841	10/01/47		9,375	7,430,675

					351,510,134

Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,566,910
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	16,224,534
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		10,758	11,434,232

					30,225,676

Diversified Financial Services 1.0%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		848	824,871
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	41,803,330
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		37,660	38,235,013
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	5.700(ff)	02/01/30		7,615	7,513,378
CDP Financial, Inc. (Canada), Gtd. Notes	5.600	11/25/39		1,200	1,191,583
Gtd. Notes, 144A	5.600	11/25/39		2,195	2,179,604
Charles Schwab Corp. (The), Jr. Sub. Notes, Series H(a)	4.000(ff)	12/01/30(oo)		28,365	23,075,335
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.650	06/12/24		42,866	42,771,095
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,570,579
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $196,680,000;purchased 05/18/21)^(f)	7.701(c)	05/31/25		196,680	169,144,800
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		39,020	30,332,271
Sr. Unsec’d. Notes	6.500	01/20/43		260	259,756
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.125	12/15/30		2,725	2,446,321

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.) Gtd. Notes, 144A	5.500%	08/15/28		12,330	$11,596,750
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,621,468
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,448,636
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		10,325	9,091,655
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		5,100	4,529,685
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,321,839
Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		470	458,776
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		775	734,048
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,889,431
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,888,783
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,511,975

					437,440,982

Electric 2.8%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,227,272
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,082,631
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,336,209
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,112,391
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,227,095
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29		21,920	20,032,243
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		13,807	11,162,114
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250	06/01/26		91	89,672
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	15,333,087
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		29,265	26,593,206
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		44,616	42,283,756
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48		6,685	5,145,312

See Notes to Financial Statements.

PGIM Total Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950%	03/01/30	26,025	$22,587,461
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,064,473
CMS Energy Corp.,
Jr. Sub. Notes(a)	4.750(ff)	06/01/50	23,485	21,182,413
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,593,750
Gtd. Notes, 144A	4.688	05/15/29	45,602	41,896,837
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	1,977,781
First Mortgage(a)	4.350	11/15/45	2,780	2,254,424
First Mortgage	6.450	01/15/38	690	724,454
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes(a)	3.850	06/15/46	7,580	5,672,144
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,251,994
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	22,516,588
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	589,128
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,351,021
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	37,340	35,055,243
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,069,979
First Mortgage	4.250	12/15/41	6,000	4,910,054
First Ref. Mortgage	3.750	06/01/45	3,045	2,237,885
First Ref. Mortgage	4.000	09/30/42	1,025	813,767
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,700,527
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	1,906,062
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	732,099
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,721,073
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875(cc)	07/12/28	12,375	10,784,077
Gtd. Notes, 144A(a)	3.500	04/06/28	17,195	15,909,540
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,071,768
Collateral Trust	3.250	04/01/28	5,000	4,622,805
Collateral Trust	4.200	09/01/48	29,046	22,518,185

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28	17,674	$16,701,930
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,918,750
Sr. Unsec’d. Notes, 144A(a)	7.125	02/11/25	21,602	21,466,988
Sr. Unsec’d. Notes, 144A, MTN(a)	8.450	08/10/28	3,827	3,764,811
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	33,012	32,475,555
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,261,750
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,042,564
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	749,031
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,508,742
First Mortgage	3.950	03/01/48	8,210	6,343,796
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	8,855,162
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,102,027
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	921,010
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	8.910	11/18/24	590	600,205
Local Gov’t. Gtd. Notes, Series B, MTN	9.500	04/30/27	170	186,791
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,227
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	68,551
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	147,112
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	539,398
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,237,340
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,166,381
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,347,909
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,024	34,885,298
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,340	1,345,134
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	26,134
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	11,651
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	15	15,667
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,742,767
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,081,126
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	6,350	5,823,315
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	23,835,025

See Notes to Financial Statements.

PGIM Total Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel), (cont’d.) Sr. Sec’d. Notes, Series 6, 144A	5.000%	11/12/24		6,500	$6,424,844
John Sevier Combined Cycle Generation LLC, Sec’d. Notes(a)	4.626	01/15/42		1,422	1,290,613
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	7.000	11/15/33		13,130	13,654,785
MidAmerican Energy Co., First Mortgage	4.250	07/15/49		1,865	1,497,720
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	461,986
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	11,314,655
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		12,825	12,611,271
Gtd. Notes	6.625	01/15/27		3,051	3,046,080
Gtd. Notes, 144A	3.375	02/15/29		875	768,311
Gtd. Notes, 144A	3.625	02/15/31		13,000	11,016,425
Gtd. Notes, 144A(a)	3.875	02/15/32		8,600	7,248,137
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,157,793
Jr. Sub. Notes, 144A(a)	10.250(ff)	03/15/28(oo)		8,650	9,308,681
Oglethorpe Power Corp.,
First Mortgage	4.500	04/01/47		8,000	6,314,413
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes(a)	2.950	04/01/25		5,995	5,857,545
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40		13,980	11,354,605
First Mortgage	4.750	02/15/44		5,535	4,470,818
First Mortgage	4.950	07/01/50		5,280	4,297,342
First Mortgage	5.800	05/15/34		81,725	79,815,424
PacifiCorp,
First Mortgage(a)	2.700	09/15/30		10,355	8,747,158
First Mortgage	3.300	03/15/51		4,510	2,822,366
First Mortgage(a)	3.350	07/01/25		9,960	9,698,782
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,296,474
First Ref. Mortgage	4.800	10/15/43		6,449	5,656,354
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,854,513
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,306,051
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,745,218

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
PPL Electric Utilities Corp., First Mortgage	4.150%	06/15/48	8,855	$7,036,010
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	2,945	2,209,127
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,516,135
Puget Sound Energy, Inc., First Mortgage	4.223	06/15/48	11,280	8,778,713
Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,088,325
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	17,545	16,388,620
San Diego Gas & Electric Co., First Mortgage	5.350	05/15/40	9,512	8,732,380
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,213,432
SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series 2-A	5.112	12/14/49	1,100	1,013,480
Sempra,
Sr. Unsec’d. Notes(a)	3.400	02/01/28	7,758	7,195,318
Sr. Unsec’d. Notes	3.800	02/01/38	5,485	4,351,564
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,136,104
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	648,926
Tampa Electric Co., Sr. Unsec’d. Notes(a)	4.450	06/15/49	4,755	3,849,572
Union Electric Co., Sr. Sec’d. Notes(a)	2.950	06/15/27	6,045	5,619,481
Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	26,125	25,640,040
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	93,520,763
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	13,275	13,703,730
Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	4.375	05/01/29	26,000	23,702,018
Gtd. Notes, 144A	5.000	07/31/27	33,211	31,606,417
Gtd. Notes, 144A	5.500	09/01/26	400	390,335
Gtd. Notes, 144A	5.625	02/15/27	12,289	11,955,510
Gtd. Notes, 144A	6.875	04/15/32	2,095	2,085,480
Sr. Sec’d. Notes, 144A	3.550	07/15/24	4,000	3,977,441
Sr. Sec’d. Notes, 144A(a)	3.700	01/30/27	1,800	1,692,402

				1,226,607,354

See Notes to Financial Statements.

PGIM Total Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc., Gtd. Notes, 144A	6.375%	03/15/29		9,075	$9,023,659
Gtd. Notes, 144A(a)	6.625	03/15/32		6,770	6,736,499
Gtd. Notes, 144A	7.125	06/15/25		1,415	1,416,276
Gtd. Notes, 144A(a)	7.250	06/15/28		6,195	6,300,607

					23,477,041

Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		7,000	6,888,630
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		20,000	18,226,092

					25,114,722

Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27		4,974	4,831,207
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,093,711
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	5.500	07/31/47		10,000	8,190,625
Sr. Sec’d. Notes, 144A	3.875	04/30/28		17,976	16,734,532
Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26		16,218	15,579,416
Sr. Sec’d. Notes, 144A	5.500	10/31/46		2,935	2,407,617
Sr. Sec’d. Notes, 144A(a)	5.500	07/31/47		72,346	59,255,896

					109,093,004

Entertainment 0.2%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		9,170	8,175,943
Sr. Sec’d. Notes, 144A	6.500	02/15/32		3,845	3,787,626
Sr. Sec’d. Notes, 144A	7.000	02/15/30		5,550	5,589,862
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $1,016,759; purchased 10/17/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	1,065	34,108
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625% (original cost $273,259; purchased 11/08/19 - 10/31/22)(f)	13.625	11/30/27(d)		299	2,995

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Codere Finance 2 Luxembourg SA (Spain), (cont’d.) Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $12,927,980;purchased 07/24/20 - 09/30/22)(f)	11.000%	09/30/26(d)	EUR	11,336	$4,192,642
Sr. Sec’d. Notes, 144A (original cost $1,999,350;purchased 09/20/23)(f)	13.000	09/30/24	EUR	1,865	1,969,921
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and
PIK 11.625% (original cost $2,550,443;purchased 10/23/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		2,945	29,446
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29		500	470,931
Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,643,164
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,846,117
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		38,595	30,941,612
Gtd. Notes	5.141	03/15/52		43,740	33,484,473
Gtd. Notes	5.391	03/15/62		14,503	11,102,176
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		1,200	1,217,628

					109,488,644

Foods 1.1%

Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	18,505,816
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	5.875	02/15/28		3,935	3,853,930
Gtd. Notes, 144A(a)	6.500	02/15/28		5,050	5,044,742
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		12,428	11,478,456
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	3.250	02/16/26	GBP	111,200	136,621,853
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	76,803,966
Campbell Soup Co.,
Sr. Unsec’d. Notes(a)	5.400	03/21/34		29,950	29,171,266
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27		3,835	3,652,837

See Notes to Financial Statements.

PGIM Total Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Gtd. Notes, 144A	6.750%	03/15/34	88,840	$90,265,918
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes(a)	3.750	12/01/31	600	505,708
Gtd. Notes	5.125	02/01/28	12,454	12,092,736
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	12,845	12,255,827
Gtd. Notes	4.375	06/01/46	15,307	12,273,058
Gtd. Notes	4.625	10/01/39	11,930	10,298,789
Gtd. Notes	5.000	06/04/42	2,237	1,994,815
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39	14,850	12,220,573
Gtd. Notes, 144A	4.200	04/01/59	11,820	9,183,112
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	4,000	3,301,407
Gtd. Notes	4.250	04/15/31	12,375	10,952,880
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	45,126
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,420	1,250,721
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.700	03/15/34	6,495	6,369,916

				468,143,452

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25	3,697	3,780,369

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	7,284	7,073,487
Sr. Unsec’d. Notes	5.875	08/20/26	9,250	9,081,350
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,127,618
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/01/30	11,180	10,072,942
Sr. Unsec’d. Notes	4.800	02/15/44	3,815	3,245,331
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	15,235	13,858,084

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)
Southern California Gas Co.,
First Mortgage, Series VV(a)	4.300%	01/15/49		9,350	$7,318,014
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	3,998,331
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,153,485

					57,928,642

Healthcare-Products 0.4%
DH Europe Finance II Sarl,
Gtd. Notes(a)	1.350	09/18/39	EUR	13,421	10,513,432
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		35,927	32,163,644
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		1,930	1,797,149
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	19,913,281
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,252,265
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,300,394
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	19,656,229
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	12,321,930
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,099,214

					158,017,538

Healthcare-Services 1.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,120,949
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,539,303
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	11,812,200
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,318,502
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	3,734,601
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,710,673
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		2,565	2,052,882
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29		29,625	25,876,747
Sr. Unsec’d. Notes, Series B(a)	3.106	11/15/39		4,680	3,495,651
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	11,060,108

See Notes to Financial Statements.

PGIM Total Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858%	01/01/2114	2,815	$2,420,895
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	288,213
Gtd. Notes, 144A	4.625	06/01/30	5,545	4,862,970
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,346,132
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,507,874
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,421,653
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	27,275,348
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	2,595	2,583,684
Gtd. Notes	5.875	02/15/26	6,403	6,405,689
Gtd. Notes	7.500	11/06/33	20,412	22,208,049
Gtd. Notes, MTN	7.750	07/15/36	20,400	22,787,574
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	66,487	64,856,402
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48	10,475	8,327,050
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,309,828
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	14,774,974
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	3,000	2,812,958
Mayo Clinic,
Unsec’d. Notes, Series 2016(a)	4.128	11/15/52	8,312	6,754,111
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,585,303
Montefiore Obligated Group,
Unsec’d. Notes	4.287	09/01/50	8,570	5,086,898
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,236,686
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	2,660	2,148,690
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,185,416
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	5,704,979
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	6,847,420
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,164,202

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744%	10/01/47	2,900	$2,131,852
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	11,413,188
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,842,950
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	6,000	5,971,906
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	4,527	4,474,437
Sr. Sec’d. Notes	4.250	06/01/29	14,900	13,644,475
Sr. Sec’d. Notes	4.375	01/15/30	18,829	17,112,549
Sr. Sec’d. Notes	4.625	06/15/28	1,098	1,033,727
Sr. Sec’d. Notes	5.125	11/01/27	1,105	1,069,310
Sr. Sec’d. Notes, 144A(a)	6.750	05/15/31	5,400	5,416,116
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	15,091,606
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,214,452
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,791,591
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	6,776,089
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	10,341,208
Sr. Unsec’d. Notes	4.200	05/15/32	20,000	18,448,515
Sr. Unsec’d. Notes(a)	4.375	03/15/42	615	528,281
Sr. Unsec’d. Notes	4.625	11/15/41	4,115	3,647,773
Sr. Unsec’d. Notes	4.750	05/15/52	45,417	39,454,965
Sr. Unsec’d. Notes	5.000	04/15/34	25,455	24,635,016
Sr. Unsec’d. Notes	5.050	04/15/53	17,320	15,733,047
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	41,965,828
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	28,817,921
Sr. Unsec’d. Notes	5.700	10/15/40	185	185,514
Sr. Unsec’d. Notes	5.800	03/15/36	669	687,089
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,341,583

				665,395,602

Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,230,249
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,585,126

See Notes to Financial Statements.

PGIM Total Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	50	$48,512
Gtd. Notes(a)	7.250	10/15/29	1,350	1,334,549
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	865,240
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,464,000
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,302,000
Century Communities, Inc.,
Gtd. Notes(a)	6.750	06/01/27	4,356	4,365,558
Gtd. Notes, 144A	3.875	08/15/29	1,150	1,006,608
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,770,990
Gtd. Notes	4.800	11/15/29	50	46,311
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	49,625
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	44,563
Meritage Homes Corp.,
Gtd. Notes(a)	6.000	06/01/25	2,688	2,688,565
PulteGroup, Inc.,
Gtd. Notes(a)	5.500	03/01/26	7,476	7,455,690
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,508,583
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,032,815
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	355	330,562

				48,129,546

Household Products/Wares 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	2.750	06/26/24	10,000	9,954,900

Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,800	1,514,566
Gtd. Notes	5.250	12/15/26	52	50,628
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	4,548	2,811,256

				4,376,450

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	29,631	$29,769,142
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	5,675,742
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,028,665
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	5,919,516
Gtd. Notes	4.300	05/15/43		4,365	3,786,021
CNA Financial Corp.,
Sr. Unsec’d. Notes(a)	3.900	05/01/29		16,610	15,436,829
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,421,881
Sr. Unsec’d. Notes(a)	4.500	03/01/26		12,000	11,746,424
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	17,849,560
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	6.350	03/22/54		38,720	38,284,400
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	392,107
Sr. Unsec’d. Notes	5.950	10/15/36		755	770,637
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,010,817
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	17,694,116
Gtd. Notes, 144A	3.951	10/15/50		13,748	9,776,008
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,591,030
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	9,488,452
Sr. Unsec’d. Notes	5.852	03/15/34		1,790	1,719,911
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	3,870,677
Sr. Unsec’d. Notes	7.000	06/15/40		5,490	5,818,207
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	260,365
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,500,227
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,148,238
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A	3.625	09/30/59		758	496,156
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	5,734,386
Gtd. Notes	4.350	05/15/43		760	631,449
Gtd. Notes	4.625	09/15/42		275	236,886
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34		525	561,340

See Notes to Financial Statements.

PGIM Total Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44	16,598	$14,396,587
Sub. Notes, 144A	6.850	12/16/39	325	352,996

				242,368,772

Internet 0.0%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	200	176,286

Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	39,918

Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	11,955	11,623,607
Gtd. Notes, 144A(a)	6.000	05/01/29	18,928	18,277,350
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	8,650	8,444,649
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	2,025	2,078,946
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	3,000	2,928,210
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	13,500	13,044,375

				56,397,137

Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	4,900	4,117,746
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,007,711
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	14,476,066
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	35,915,607
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	481,222
Gtd. Notes(a)	4.750	10/15/28	7,900	7,355,750
Gtd. Notes	5.500	04/15/27	9,882	9,634,944
Gtd. Notes	5.750	06/15/25	25	24,871

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes(a)	5.125%	08/08/25		2,751	$2,716,612
Sr. Unsec’d. Notes(a)	5.400	08/08/28		7,674	7,429,430
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		14,475	14,067,891

					98,227,850

Machinery-Diversified 0.4%
AGCO Corp.,
Gtd. Notes	5.450	03/21/27		2,140	2,132,921
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		7,025	7,189,676
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29		8,430	8,248,781
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(a)	11.500	09/01/28		10,100	10,694,814
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28		39,875	39,758,114
TK Elevator Holdco GmbH (Germany),
Sr. Unsec’d. Notes(a)	6.625	07/15/28	EUR	31,146	31,600,134
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	44,364,795
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26		5,000	4,739,762
Gtd. Notes	4.700	09/15/28		11,817	11,375,252

					160,104,249

Media 0.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		730	574,875
Sr. Sec’d. Notes, 144A	5.750	08/15/29		17,439	12,948,457
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	13,942,665
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		4,250	3,336,183
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34		3,975	2,881,331
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33		7,175	5,396,238
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	9,168,599
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		2,775	2,602,427
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		14,332	12,615,196
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		14,056	13,771,214

See Notes to Financial Statements.

PGIM Total Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700%	04/01/51	50,445	$29,455,525
Sr. Sec’d. Notes	5.125	07/01/49	40,050	29,371,872
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,012,425
Sr. Sec’d. Notes	5.375	05/01/47	18,064	13,833,514
Sr. Sec’d. Notes	5.750	04/01/48	27,908	22,444,679
Sr. Sec’d. Notes	6.384	10/23/35	7,110	6,713,033
Sr. Sec’d. Notes(a)	6.484	10/23/45	4,326	3,827,706
Sr. Sec’d. Notes	6.834	10/23/55	3,245	2,959,417
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	12,114
Gtd. Notes	4.250	10/15/30	21,595	20,275,742
Cox Communications, Inc.,
Gtd. Notes, 144A(a)	5.450	09/15/28	3,500	3,483,160
Gtd. Notes, 144A	5.700	06/15/33	907	886,928
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	14,723,698
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	6,510	4,028,677
Gtd. Notes, 144A	4.500	11/15/31	2,500	1,586,882
Gtd. Notes, 144A	5.375	02/01/28	208	160,068
Gtd. Notes, 144A	5.500	04/15/27	6,800	5,574,171
Gtd. Notes, 144A	6.500	02/01/29	700	523,983
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	3,660,811
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	11,500	5,032,125
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	3,500,218
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625	08/15/27(d)	35,072	893,542
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(f)	5.375	08/15/26(d)	104,920	2,686,680
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	12,175	7,613,661
Gtd. Notes(a)	5.200	09/20/47	11,154	8,727,972
Gtd. Notes	5.300	05/15/49	13,607	10,684,588
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	17,000	6,847,018
Gtd. Notes	5.875	11/15/24	5,185	4,895,314
Gtd. Notes	7.375	07/01/28	1,345	600,281
Gtd. Notes	7.750	07/01/26	43,472	27,338,361

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		32,376	$32,652,333
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,356,243
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	48,287
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,361,594
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	11,938,734
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	14,111,545

					396,060,086

Mining 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A(a)	7.125	03/15/31		905	914,050
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A(a)	11.500	10/01/31		7,102	7,905,448
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes, Series A(a)	5.800	11/15/34		7,300	7,193,686
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	14,232,472
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		8,500	8,160,000
Sec’d. Notes, 144A	9.375	03/01/29		8,055	8,379,778
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		10,370	9,812,612
Freeport-McMoRan, Inc.,
Gtd. Notes	4.550	11/14/24		50	49,563
Newmont Corp.,
Gtd. Notes(a)	2.600	07/15/32		19,600	15,915,438
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.350	03/15/34		2,500	2,439,327

					75,002,374

Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	486,128
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	311,398

See Notes to Financial Statements.

PGIM Total Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
Pentair Finance Sarl,
Gtd. Notes(a)	4.500%	07/01/29	1,300	$1,236,100

				2,033,626

Multi-National 0.1%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,269,722
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,163,289
Unsec’d. Notes	6.950	08/01/26	2,000	2,067,074
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,795,008
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,140,423
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN	1.237(s)	10/31/30	3,739	2,646,876
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	4,726,356
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,689,011
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	521,838
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	172,462
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	21,132,600

				64,324,659

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	13,895,381
Gtd. Notes	3.250	02/15/29	50	44,396
Gtd. Notes	4.125	05/01/25	228	223,945

				14,163,722

Oil & Gas 1.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	12,400	12,490,034
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,131,323
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,466,168
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	23,740	23,626,364

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000%	11/01/26	10,451	$10,459,990
Gtd. Notes, 144A	9.000	11/01/27	11,231	14,067,632
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	9,575	9,761,180
BP Capital Markets PLC,
Gtd. Notes(a)	6.450(ff)	12/01/33(oo)	24,695	24,965,514
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,084,594
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	7,771,491
Sr. Unsec’d. Notes(a)	6.750	11/15/39	3,008	3,159,716
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	1,700	1,682,343
Gtd. Notes, 144A	5.875	02/01/29	4,900	4,805,531
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	239	239,117
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,188,411
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	7,825	8,165,056
Gtd. Notes, 144A	8.625	11/01/30	2,850	3,041,333
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	12,127,950
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	300	298,244
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	49,859
Sr. Unsec’d. Notes	5.250	10/15/27	113	111,907
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	13,095,534
Sr. Unsec’d. Notes	5.875	06/15/28	32	32,046
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	48,800,545
Gtd. Notes(a)	5.400	04/18/34	22,885	22,259,991
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	3,434	3,354,589
Sr. Unsec’d. Notes	6.875	04/29/30	26,440	25,258,132
Sr. Unsec’d. Notes	8.625	01/19/29	30,525	31,765,078
Sr. Unsec’d. Notes(a)	8.875	01/13/33	18,888	19,294,564
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	10,493	10,694,046
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	26,979	25,385,553
Sr. Sec’d. Notes, 144A	5.375	03/30/28	19,287	17,117,213

See Notes to Financial Statements.

PGIM Total Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel), (cont’d.)
Sr. Sec’d. Notes, 144A	5.875%	03/30/31		140	$119,481
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	14,821,814
Gtd. Notes	4.250	11/23/41		9,026	7,639,861
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	3.452	04/15/51		26,280	18,586,941
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	992,496
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,081,040
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	802,374
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,843,469
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		11,855	11,366,893
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,064,993
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,255,406
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		19,100	18,496,165
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,342,574
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,876,250
Marathon Oil Corp.,
Sr. Unsec’d. Notes(a)	5.300	04/01/29		31,335	30,732,537
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,579,596
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,302,750
Gtd. Notes, 144A	7.125	02/01/27		551	555,133
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	6.450	09/15/36		10,532	10,843,388
Sr. Unsec’d. Notes(a)	6.950	07/01/24		727	727,957
Sr. Unsec’d. Notes	7.500	05/01/31		43	46,801
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,811,199
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	1,990,918
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	27,600	32,972,713
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,244,239
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	3.625	11/24/25	EUR	14,525	14,837,440
Gtd. Notes(a)	4.750	02/26/29	EUR	8,837	8,048,638
Gtd. Notes	6.490	01/23/27		22,735	21,345,437

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%	03/13/27		38,109	$35,748,147
Gtd. Notes	6.500	01/23/29		16,725	14,793,263
Gtd. Notes	6.625	06/15/35		2,920	2,156,741
Gtd. Notes	6.700	02/16/32		9,449	7,739,676
Gtd. Notes(a)	6.840	01/23/30		24,478	21,171,022
Gtd. Notes(a)	6.875	10/16/25		4,624	4,557,530
Gtd. Notes	9.500	09/15/27		1,590	1,549,598
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,844,255
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,768,470
Gtd. Notes, EMTN	4.875	02/21/28	EUR	46,753	44,312,821
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	1,749,138
Gtd. Notes	4.650	11/15/34		2,965	2,710,855
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,263,682
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,544	1,766,181
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,008,125
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		4,600	4,711,569
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28		34,450	34,027,130
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		1,000	959,322
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,864	1,870,804
Gtd. Notes, 144A	8.250	05/15/29		2,365	2,350,337
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		7,688	8,010,591
Sr. Unsec’d. Notes, 144A(a)	8.000	11/15/32		11,062	12,143,984

					834,292,792

Oil & Gas Services 0.0%
Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775	2,614,249

See Notes to Financial Statements.

PGIM Total Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	300	$250,257
Ball Corp.,
Gtd. Notes	6.000	06/15/29	6,175	6,142,770
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	120	108,496
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	1,200	1,205,440
Gtd. Notes, 144A(a)	6.625	05/13/27	375	374,696

				8,081,659

Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,118,462
Sr. Unsec’d. Notes	4.050	11/21/39	48,275	40,905,803
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	28,188,786
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	19,081,865
Sr. Unsec’d. Notes	4.550	03/15/35	32,064	29,747,678
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	38,666,385
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,186,269
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	8,873,953
Sr. Unsec’d. Notes	5.050	03/15/34	11,800	11,523,950
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	1,000	842,852
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,229,915
Gtd. Notes, 144A	5.000	02/15/29	10,965	4,742,363
Gtd. Notes, 144A	5.250	01/30/30	21,122	8,976,850
Gtd. Notes, 144A	5.250	02/15/31	20,329	8,612,818
Gtd. Notes, 144A	6.250	02/15/29	48,869	21,196,929
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,457,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	8,256,125
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,067,212
Cencora, Inc.,
Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,798,427
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	10,000	9,775,074
Gtd. Notes	3.400	03/01/27	2,035	1,927,447
Gtd. Notes	4.375	10/15/28	31,225	29,857,097

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Group (The), (cont’d.)
Gtd. Notes	4.500%	02/25/26	3,916	$3,849,824
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	24,845	19,682,380
Sr. Unsec’d. Notes	4.300	03/25/28	406	389,411
Sr. Unsec’d. Notes(a)	5.000	01/30/29	2,062	2,025,565
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,336,020
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,226,063
Sr. Unsec’d. Notes(a)	5.875	06/01/53	5,870	5,597,546
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.000	02/09/54	21,970	20,454,797
Sr. Unsec’d. Notes	5.100	02/09/64	30,795	28,632,178
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A^	6.000	02/01/25(d)	2	—
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	32,108,247
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	1,550	1,340,617
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	69,545	66,060,677
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	16,246	15,584,361
Gtd. Notes	5.250	06/15/46	88,726	70,832,837

				579,154,283
Pipelines 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	3,230	3,173,833
Gtd. Notes, 144A	5.750	01/15/28	630	616,973
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,234,278
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	50	47,822
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A(a)	4.150	08/15/26	24,840	23,917,898
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	14,576	14,618,191
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	46,267,831
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	48,803

See Notes to Financial Statements.

PGIM Total Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
DCP Midstream Operating LP, (cont’d.)
Gtd. Notes	5.625%	07/15/27	50	$50,002
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,449,031
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	245	202,072
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	1,966,899
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	62,750,007
Jr. Sub. Notes, Series H(a)	6.500(ff)	11/15/26(oo)	19,835	19,254,751
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,589,264
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,048,589
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,637,081
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,263,328
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,406,474
Sr. Unsec’d. Notes	5.750	02/15/33	9,800	9,703,540
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,403,242
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,335,553
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,040,089
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	11,577,486
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	15,508,345
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	27,807,612
Gtd. Notes	3.700	01/31/51	2,665	1,918,644
Gtd. Notes	3.950	01/31/60	6,000	4,309,063
Gtd. Notes	4.200	01/31/50	5,910	4,673,873
Gtd. Notes	4.250	02/15/48	5,593	4,489,961
Gtd. Notes	4.900	05/15/46	18,296	16,148,770
Gtd. Notes	4.950	10/15/54	3,084	2,686,051
Gtd. Notes	5.100	02/15/45	8,450	7,654,942
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.573(c)	08/16/77	9,502	9,461,977
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	48,708
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	18,977
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A	6.375	03/30/38	3,984	3,861,579
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,581,314
Gtd. Notes	5.000	03/01/43	1,958	1,671,951
Gtd. Notes	6.500	09/01/39	1,260	1,267,919
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	35,000	28,057,271

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	4.625%	04/01/29	5,980	$5,685,184
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,733,711
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,152,747
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,476,215
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,302,722
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,794,669
Northwest Pipeline LLC,
Sr. Unsec’d. Notes(a)	4.000	04/01/27	4,110	3,946,066
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,048,258
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	32,077,546
Gtd. Notes	4.200	12/01/42	1,600	1,224,809
Gtd. Notes	4.200	03/15/45	2,830	2,066,339
Gtd. Notes	4.450	09/01/49	22,492	17,282,052
Gtd. Notes	4.550	07/15/28	2,790	2,682,488
Gtd. Notes	4.950	07/13/47	33,076	27,600,998
Gtd. Notes	5.150	10/15/43	9,557	8,322,245
Gtd. Notes	5.200	07/15/48	1,290	1,119,037
Gtd. Notes	5.650	11/01/28	9,955	9,990,716
Gtd. Notes	6.000	06/15/35	4,200	4,140,699
Gtd. Notes	6.625	09/01/53	4,825	5,034,456
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,344,620
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,103,562
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,795,452
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,294,688
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	10,081,279
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,337,298
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,858,371
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,510	5,447,399
Gtd. Notes	6.150	03/01/29	13,000	13,237,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	48,382

See Notes to Financial Statements.

PGIM Total Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	4.150%	01/15/48		835	$630,154
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes(a)	4.600	03/15/48		20,015	16,590,934
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28		7,970	7,688,695
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		9,205	8,128,109
Sr. Sec’d. Notes, 144A	4.125	08/15/31		2,380	2,083,751
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30		50	45,960
Sr. Unsec’d. Notes(a)	4.750	08/15/28		3,250	3,133,928
Sr. Unsec’d. Notes	5.450	04/01/44		875	765,679
Sr. Unsec’d. Notes	6.350	01/15/29		11,115	11,351,862
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		43,926	41,721,481
Sr. Unsec’d. Notes	3.900	01/15/25		18,356	18,108,930
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	8,429,879
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,024,462
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	993,127
Sr. Unsec’d. Notes	5.300	08/15/52		10,725	9,675,249

					776,371,707

Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		5,079	5,199,127
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,121,353
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,124,440
Gtd. Notes, 144A	5.375	08/01/28		500	472,231
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		7,300	6,545,459
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	13,764,591
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,011,672

					33,238,873

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875%	02/01/33	9,640	$7,078,634
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	14,777,719
Sr. Unsec’d. Notes	3.900	03/15/27	4,300	4,068,135
Sr. Unsec’d. Notes(a)	4.125	05/15/29	22,019	20,357,049
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	13,046	9,446,539
Gtd. Notes	9.750	06/15/25	1,023	1,024,659
Sr. Unsec’d. Notes	4.750	02/15/28	16,070	12,640,675
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	1,260	1,249,501
Gtd. Notes	5.250	06/01/25	2,555	2,534,148
Gtd. Notes(a)	5.300	01/15/29	12,461	12,084,892
Gtd. Notes	5.375	04/15/26	6,722	6,635,689
Healthpeak OP LLC,
Gtd. Notes	3.400	02/01/25	537	526,964
Gtd. Notes	3.500	07/15/29	1,490	1,351,719
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,513,399
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30	36,393	31,573,761
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	300	201,153
Gtd. Notes	5.000	10/15/27	1,366	1,119,782
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32	19,830	15,994,804
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	12,359	9,967,835
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25	5,000	4,908,644
Gtd. Notes	3.850	04/01/27	31,660	30,126,827
Gtd. Notes	4.400	01/15/29	4,765	4,499,827
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	25	22,302
Gtd. Notes, 144A	4.250	12/01/26	13,075	12,491,219
Gtd. Notes, 144A(a)	4.625	06/15/25	2,190	2,156,734
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	2,640	2,452,024
Gtd. Notes	2.750	01/15/31	2,250	1,890,647
Gtd. Notes	4.000	06/01/25	6,960	6,829,029
Gtd. Notes	4.250	04/01/26	14,095	13,737,218

See Notes to Financial Statements.

PGIM Total Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400%	02/01/31		5,790	$4,696,204

					241,957,732

Retail 0.4%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267	02/12/34		13,725	13,235,136
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,595,876
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		9,375	9,779,538
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	70,455,494
Sr. Sec’d. Notes, 144A	12.000	11/30/28		42,350	43,567,562
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,607,977
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		11,525	9,413,097
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27		300	301,634
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		3,170	3,062,197

					173,018,511

Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	20,904,345
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	141,278,944
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54		3,835	3,611,021
Sr. Unsec’d. Notes(a)	5.700	02/10/53		5,505	5,256,209
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		7,190	6,719,990
Gtd. Notes	3.400	05/01/30		9,130	8,120,405

					185,890,914

Software 0.5%
Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28		50	46,455

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125%	03/01/26	14,859	$14,984,738
Fiserv, Inc.,
Sr. Unsec’d. Notes(a)	5.375	08/21/28	78,385	77,887,423
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	11,535	7,056,757
Sr. Unsec’d. Notes	2.921	03/17/52	2,025	1,332,357
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	41,183,785
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	14,516,235
Sr. Unsec’d. Notes	3.850	04/01/60	14,025	9,337,733
Sr. Unsec’d. Notes	3.950	03/25/51	11,600	8,289,313
Sr. Unsec’d. Notes(a)	4.650	05/06/30	28,620	27,439,457
Sr. Unsec’d. Notes(a)	5.550	02/06/53	6,220	5,708,518

				207,782,771

Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,009,014
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	16,258,579
Sr. Unsec’d. Notes	3.500	09/15/53	61,165	40,275,179
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	13,019,993
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	47,760,981
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,177,697
Sr. Unsec’d. Notes(a)	5.400	02/15/34	76,180	74,513,368
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $34,763; purchased 11/14/23)^(f)	0.000	12/31/30	31	36,734
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $37; purchased 11/14/23)^(f)	0.000	12/31/30	368	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $2,247; purchased 11/14/23)^(f)	0.000	12/31/30	1	442
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $11; purchased 11/14/23)^(f)	0.000	12/31/30	112	—
Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $64,402,789; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27	69,751	67,937,276

See Notes to Financial Statements.

PGIM Total Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $20,889,101; purchased 01/30/24)(f)	10.500%	11/25/28		32,364	$25,648,535
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	15,273,250
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	8,945,625
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	80,037,425
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		5,475	3,170,523
Sec’d. Notes, 144A	4.875	06/15/29		2,915	1,844,528
Sr. Sec’d. Notes, 144A	10.500	04/15/29		21,986	22,029,148
Sr. Sec’d. Notes, 144A	10.500	05/15/30		23,550	23,529,588
Sr. Sec’d. Notes, 144A	11.000	11/15/29		60,662	61,857,525
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	58,434,585
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,137,930
Sr. Unsec’d. Notes(a)	4.600	05/23/29		16,480	15,824,650
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	34,596,267
Sprint LLC,
Gtd. Notes	7.125	06/15/24		39,580	39,623,663
Gtd. Notes	7.625	02/15/25		17,519	17,671,149
Gtd. Notes	7.625	03/01/26		6,532	6,700,998
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	18,725	21,292,020
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,163,920
Gtd. Notes	2.550	02/15/31		19,800	16,432,027
Gtd. Notes	2.625	02/15/29		14,375	12,649,632
Gtd. Notes	3.000	02/15/41		46,619	32,606,269
Gtd. Notes	3.300	02/15/51		9,414	6,166,634
Gtd. Notes	3.875	04/15/30		13,050	11,942,354
Gtd. Notes(a)	4.375	04/15/40		14,031	11,946,114
Gtd. Notes	4.500	04/15/50		8,645	7,023,464
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	1.680	10/30/30		9,184	7,288,689
Sr. Unsec’d. Notes	1.750	01/20/31		6,149	4,858,086
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	81,152,840
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	88,224,942
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	8,389,708

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000%	01/31/29	GBP	5,100	$5,488,492

					1,010,939,843

Transportation 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,422,146
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	2,974,478
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		52,300	50,209,039
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		7,820	6,718,944
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		4,281	4,131,074
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN(a)	5.375	03/15/29		29,585	29,342,769
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	31,454,297
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	5,642,360
Sr. Unsec’d. Notes	3.250	02/05/50		19,231	13,104,801

					145,999,908

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.750	05/24/26		5,000	4,999,633
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	34,233,894

					39,233,527

TOTAL CORPORATE BONDS
(cost $17,628,414,514)					15,771,940,402

FLOATING RATE AND OTHER LOANS 1.4%

Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28		16,531	15,952,520

See Notes to Financial Statements.

PGIM Total Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.500%	8.816%(c)	08/11/28		3,104	$3,108,660

Computers 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29		54,750	54,730,267

Insurance 0.0%
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	8.680(c)	12/23/26		10,643	10,389,740
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.666(c)	08/21/28		3,394	3,306,954

					13,696,694

Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	34,076	42,579,272

Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.821(c)	01/18/28		13,748	13,247,209
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.935(c)	04/15/27		5,767	4,846,801
Diamond Sports Group LLC,
Dip Term Loan	5.000	11/30/24		11,537	18,286,309
First Lien Term Loan, 1 Month SOFR + 8.350%	15.181(c)	05/25/26		1,394	1,315,258
Second Lien Term Loan	8.175	08/24/26		55,305	1,285,845

					38,981,422

Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		82,555	81,729,450
Tank Holding Corp., 2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.416(c)	03/31/28		7,387	7,276,569
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.417(c)	03/31/28		1,433	1,411,319
Term Loan, 1 Month SOFR + 5.850%	11.166(c)	03/31/28		52,385	51,337,378

					141,754,716

See Notes to Financial Statements.

76

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals 0.1%
Nidda Healthcare Holding GmbH (Germany),
Term F Loan (GBP), SONIA + 4.520%	9.737%(c)	08/21/26	GBP	17,000	$21,168,597

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.816(c)	05/09/29		1,658	1,601,663
Term Loan, 1 Month SOFR + 2.364%	7.680(c)	04/23/26		6,464	6,326,330

					7,927,993

Retail 0.5%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, SONIA + 4.783%	9.982(c)	03/16/26	GBP	7,900	9,785,070
Initial Facility Loan, SONIA + 8.783%^	13.982(c)	03/15/27	GBP	10,100	11,957,881
Term Loan	— (p)	04/30/31		2,650	3,307,168
CD&R Firefly Bidco Ltd. (United Kingdom),
Term Loan	— (p)	03/30/29		35,950	44,846,439
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.715(c)	07/27/29	GBP	11,975	10,798,564
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.902(c)	04/30/27	EUR	127,012	123,461,350
Term B Loan Tranche C, 3 Month EURIBOR + 5.500%	9.402(c)	02/07/28	EUR	19,671	20,927,030
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.180(c)	03/06/28		5,707	5,701,537

					230,785,039

Telecommunications 0.1%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		38,438	36,420,305
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/29		2,755	2,705,369
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/30		2,776	2,713,075
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29		890	635,542

See Notes to Financial Statements.

PGIM Total Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780%(c)	04/15/30	910	$630,227
Term Loan	— (p)	06/01/28	1,111	938,965

				44,043,483

TOTAL FLOATING RATE AND OTHER LOANS
(cost $654,931,883)				614,728,663

MUNICIPAL BONDS 0.6%

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	13,264,102
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	600,193
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39	4,630	4,854,942
Los Angeles County Public Works Financing
Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	4,981,802
Los Angeles Department of Water & Power, Water
System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	6,310,288
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	945,356
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	322,579
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	1,882,595
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,807,906
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,039,474
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	1,956,004

				40,965,241

Colorado 0.0%
Colorado Bridge Enterprise,
Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,026,036
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,394,901

				4,420,937

See Notes to Financial Statements.

78

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814%	10/01/2114	15,765	$13,425,198

Illinois 0.1%
Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,181,060
State of Illinois,
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	19,045	18,603,891

				23,784,951

Kentucky 0.0%
Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	5.373	11/01/25	984	983,613

Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,042,901
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,012,721

				20,055,622

New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,108,053
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	14,958,814
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,347,020

				34,413,887

New York 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	733,794
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	920,877
New York City Transitional Finance Authority Future
Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,094,319
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	16,805	16,787,068
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,194,250

See Notes to Financial Statements.

PGIM Total Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
Port Authority of New York & New Jersey, (cont’d.)
Consolidated, Taxable, Revenue Bonds, Series 192	4.810%	10/15/65	8,650	$7,750,239
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,232,121

				32,712,668

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	6,637,794
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	277,008

				6,914,802

Oregon 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	681,129

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	414,445
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,250,932
University of Pittsburgh-of the Commonwealth
System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119	20,900	13,083,006

				18,748,383

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,194,746
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	16,720	16,644,647

				18,839,393

Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,035,264
Taxable, Revenue Bonds	4.427	02/01/42	6,480	5,939,579

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919%	11/01/50	2,035		$1,393,160
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510		12,972,071

					21,340,074

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135		6,027,221

TOTAL MUNICIPAL BONDS
(cost $296,354,895)					243,313,119

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%
Banc of America Funding Trust,
Series 2005-D, Class A1	5.206(cc)	05/25/35	18		16,077
Series 2006-I, Class 4A1	4.452(cc)	10/20/46	21		17,034
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	4.991(cc)	06/25/34	112		105,309
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.322(c)	07/01/26	31,180		31,198,638
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	5.375(cc)	02/25/33	—(r	)	129
Series 2005-04, Class 3A1	4.956(cc)	08/25/35	64		56,862
Series 2007-03, Class 1A1	4.287(cc)	05/25/47	112		97,906
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.260(cc)	05/25/35	53		49,746
Series 2005-04, Class 23A2	5.260(cc)	05/25/35	18		16,437
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.730(c)	09/25/31	10,950		10,972,923
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	5.859(cc)	02/19/34	4,252		3,988,147
Series 2005-29, Class A1	5.750	12/25/35	348		164,038
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	7.884(c)	02/20/36	7		5,598
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.427(cc)	09/25/47	2,821		2,454,368
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	117,626		107,776,089

See Notes to Financial Statements.

PGIM Total Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class A2, 144A	4.187%(cc)	02/25/63	8,815	$7,223,495
Series 2024-RP02, Class B1, 144A	4.176(cc)	02/25/63	2,667	1,770,923
Series 2024-RP02, Class B2, 144A	4.176(cc)	02/25/63	963	571,495
Series 2024-RP02, Class B3, 144A	0.000(cc)	02/25/63	2,444	286,654
Series 2024-RP02, Class B4, 144A	0.000(cc)	02/25/63	4,445	352,300
Series 2024-RP02, Class M1, 144A	1.789(cc)	02/25/63	5,926	4,584,179
Series 2024-RP02, Class M2, 144A	4.176(cc)	02/25/63	4,518	3,295,585
Series 2024-RP02, Class SA, 144A^	0.000(cc)	02/25/63	334	233,697
Series 2024-RP02, Class X, IO, 144A^	0.000(cc)	02/25/63	148,143	70,664
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	10/25/41	3,600	3,695,197
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.880(c)	10/25/41	11,658	11,682,212
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.480(c)	12/25/41	2,652	2,733,067
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.230(c)	12/25/41	3,300	3,332,204
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.580(c)	03/25/42	14,390	15,997,734
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	03/25/42	6,300	6,558,890
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.430(c)	06/25/43	20,500	21,532,673
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.030(c)	07/25/43	9,640	9,977,760
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	10/25/43	5,590	5,738,627
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	4.677(cc)	09/25/57	17,363	14,240,513
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	10/25/33	16,872	16,908,511

See Notes to Financial Statements.

82

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd., (cont’d.) Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.780%(c)	04/25/34	40,750		$41,640,966
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.330(c)	09/26/33	14,300		14,357,505
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.330(c)	11/25/41	12,930		12,978,488
Fannie Mae REMIC, Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	5.895(c)	10/18/30	—(r	)	348
Series 2001-29, Class Z	6.500	07/25/31	10		9,738
Series 2012-132, Class KI, IO	3.000	12/25/32	4,471		369,661
Series 2013-57, Class MI, IO	3.000	06/25/28	815		29,006
Series 2014-05, Class AI, IO	4.500	04/25/43	1,766		270,768
Series 2015-51, Class CI, IO	4.000	07/25/45	3,104		514,875
Series 2016-30, Class CI, IO	3.000	05/25/36	2,192		182,929
Series 2016-74, Class GM	2.500	09/25/43	8,849		8,182,629
Series 2017-83, Class IO, IO	4.000	10/25/47	2,219		403,372
Series 2018-16, Class MB	3.500	07/25/46	2,395		2,293,841
Series 2018-24, Class BH	3.500	04/25/48	4,044		3,510,166
Series 2018-58, Class BI, IO	4.000	08/25/48	1,601		295,860
Series 2019-08, Class Z	3.500	03/25/49	2,731		2,086,250
Series 2019-13, Class LZ	4.000	04/25/49	11,896		10,634,308
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.945(c)	02/25/50	2,250		2,346,988
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.445(c)	08/25/50	7,135		8,153,488
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.130(c)	10/25/50	10,705		12,184,421
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	12/25/50	400		430,700
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.695(c)	09/25/50	12,853		14,282,864

See Notes to Financial Statements.

PGIM Total Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.) Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980%(c)	01/25/51	22,230	$23,580,848
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	08/25/33	1,000	1,097,810
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	10/25/33	46,395	51,411,691
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	10/25/33	358	365,721
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.380(c)	01/25/34	1,751	1,851,140
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.980(c)	01/25/34	10,246	10,297,151
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	10/25/41	20,695	21,351,261
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830(c)	10/25/41	3,100	3,108,711
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.130(c)	11/25/41	6,495	6,540,660
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	08/25/33	16,223	17,475,279
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.480(c)	12/25/33	15,583	16,961,161
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.380(c)	12/25/33	13,720	13,960,145
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	09/25/41	1,793	1,845,344
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	09/25/41	51,600	51,697,008

See Notes to Financial Statements.

84

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.) Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.080%(c)	12/25/41	572	$589,416
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.680(c)	12/25/41	37,280	37,567,712
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.180(c)	01/25/42	11,544	11,638,357
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	01/25/42	1,770	1,798,473
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.730(c)	02/25/42	13,835	14,137,414
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.230(c)	04/25/42	7,600	7,875,500
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	05/25/42	800	837,701
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.489(c)	07/25/44	51	47,041
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	6.289(c)	02/25/45	6	5,386
Freddie Mac REMIC, Series 1935, Class JZ	7.000	02/15/27	13	12,746
Series 2241, Class PH	7.500	07/15/30	11	11,063
Series 3795, Class VZ	4.000	01/15/41	2,020	1,889,097
Series 3889, Class DZ	4.000	01/15/41	2,101	1,969,906
Series 4135, Class AI, IO	3.500	11/15/42	6,311	853,663
Series 4372, Class GI, IO	4.500	08/15/44	3,605	587,880
Series 4468, Class IO, IO	4.500	05/15/45	4,120	608,573
Series 4500, Class ZX	4.000	07/15/45	1,921	1,767,148
Series 4735, Class IM, IO	4.000	12/15/47	6,527	1,256,142
Series 4736, Class IP, IO	4.000	08/15/47	1,607	294,686
Series 4751, Class PI, IO	4.000	11/15/47	1,138	209,404
Series 4795, Class WQ	4.000	07/15/46	820	799,162
Series 4801, Class ZD	4.000	06/15/48	5,066	4,500,685
Series 4802, Class EZ	4.000	06/15/48	4,009	3,573,803
Series 4831, Class BA	3.500	10/15/44	605	593,328

See Notes to Financial Statements.

PGIM Total Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMIC, (cont’d.) Series 4870, Class K	4.000%	04/15/49	16,772	$15,190,223
Series 4903, Class ED	2.750	09/15/48	4,045	3,500,819
Series 4903, Class IP, IO	4.500	07/25/49	7,642	1,846,220
Series 4939, Class KT	3.000	07/15/48	14,688	12,479,620
Series 4946, Class KB	3.000	12/15/48	6,865	5,906,800
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	1,832	190,334
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	1,108	980,666
Series 2015-064, Class IA, IO	4.000	05/20/45	7,861	1,448,429
Series 2015-165, Class IB, IO	3.500	11/20/42	2,964	290,248
Series 2016-01, Class ZP	3.000	01/20/46	7,197	5,423,113
Series 2016-161, Class PI, IO	3.500	06/20/46	17,176	2,408,839
Series 2016-69, Class B	3.000	05/20/46	11,308	9,614,310
Series 2017-134, Class ZK	3.000	08/20/47	6,404	4,670,413
Series 2018-05, Class IB, IO	4.000	01/20/48	9,292	1,807,363
Series 2018-21, Class IH, IO	4.500	02/20/48	3,125	606,622
Series 2018-59, Class PZ	3.000	09/20/46	6,705	5,787,383
Series 2019-159, Class IJ, IO	3.500	12/20/49	9,977	1,846,958
Series 2023-69, Class CS, IO, 30 Day Average
SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	0.110(c)	05/20/53	58,581	1,112,543
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month
SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.571(c)	10/26/36	275	274,767
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.095(c)	05/25/29	6,453	6,453,803
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.130(c)	01/25/34	41,170	41,595,941
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	5.951(c)	04/25/35	578	538,476
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	5.686(cc)	01/25/32	1	982
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	5.791(c)	07/25/37	1,834	1,636,155
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	4.663(cc)	03/25/36	69	48,295

See Notes to Financial Statements.

86

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	3.000%(c)	08/05/24	51,042	$51,217,455
Series 2024-01, Class A1Y, 144A, 1 Month SOFR + 3.000%^	3.000(c)	08/05/24	18,229	18,291,948
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	01/25/48	9,040	8,763,855
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.380(c)	10/25/33	6,718	6,731,095
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.230(c)	04/25/34	44,200	44,920,738
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.183(c)	05/30/25	4,083	4,085,230
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	05/25/33	118,041	118,512,667
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	03/29/27	91,825	91,878,110
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	5.831(c)	02/25/34	4	3,351
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.180(c)	11/25/31	4,161	4,163,758
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.030(c)	11/25/31	42,300	43,319,383
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	07/25/33	7,900	8,003,175
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	5,680	5,666,436
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	5	4,395
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32	5	5,113

See Notes to Financial Statements.

PGIM Total Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	7.301%(cc)	02/25/34		33		$31,484
Series 2004-18, Class 3A1	5.879(cc)	12/25/34		4,119		3,732,197
Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.093(c)	09/19/32		3		2,974
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41		2,211		1,984,863
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095	02/25/69		9,824		9,758,656
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	6.271(c)	06/25/44		558		507,079
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	6.531(c)	07/25/44		853		787,297
Series 2005-AR05, Class A6	4.921(cc)	05/25/35		345		333,414
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.355(cc)	02/25/33		—(r	)	125

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,284,783,797)						1,286,197,188

SOVEREIGN BONDS 3.5%
Albania Government International Bond (Albania),
Bonds, Series PAR	2.708(s)	08/31/25		91,274		83,761,734
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629		296,639
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		66,156		65,163,660
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000		30,895,440
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000		5,790,000
Sr. Unsec’d. Notes	7.375	09/18/37		1,015		963,742
Sr. Unsec’d. Notes	8.375	02/15/27		900		954,729
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764		2,630,119
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000		5,951,250
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030		46,655,109
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400		6,258,000

See Notes to Financial Statements.

88

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	01/29/26		10,000	$10,015,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	27,300	23,271,230
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,006,894
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,132,405
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	192,000	221,976,671
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	155,190,790
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	22,748,732
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	17,902,243
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,354,086
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	302,292
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	58,817,099
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,595,312
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	2,996,094
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,089,790
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	43,000,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes(a)	3.750	03/01/30	EUR	36,700	38,395,155
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,213,125
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,877,437
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		21,630	17,397,007
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	20,099,342
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	489,304
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		82	84,146
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	103,885
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	35,996,619
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,464,785

See Notes to Financial Statements.

PGIM Total Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes(a)	2.875%	10/17/29		185,800	$160,299,526
Sr. Unsec’d. Notes	3.875	05/06/51		700	471,980
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	56	59,413
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP
11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	30,000	32,016,000
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		75,914	72,061,296
Republic of South Africa Government International
Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	620,310
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,687,822
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	7,216	6,477,817
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	3,774	3,322,781
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	45,238,795
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,733,561
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	8,234,620
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	14,354,994
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	89,420	91,287,404
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	12,806,042
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		12,350	9,609,844
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		8,350	8,355,219
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	3,109	774,735
Sr. Unsec’d. Notes	7.750	09/01/25(d)		4,000	1,250,000
Sr. Unsec’d. Notes	8.994	02/01/26(d)		4,635	1,460,025
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	48,655	12,124,398
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		43,190	13,518,470
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		10,000	3,125,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		7,697	2,424,555
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		23,600	7,044,600

TOTAL SOVEREIGN BONDS
(cost $1,754,401,623)					1,525,199,072

U.S. GOVERNMENT AGENCY OBLIGATIONS 15.2%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	178,859
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	176,328
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,709,288
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,560,582
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,138,947
Federal Home Loan Bank	3.200	11/29/32		22,500	19,174,545

See Notes to Financial Statements.

90

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	4.250%	11/02/38	4,340	$3,736,011
Federal Home Loan Mortgage Corp.,
MTN	2.054(s)	11/15/38	6,800	3,130,973
MTN	2.087(s)	12/14/29	8,691	6,601,438
MTN	2.662(s)	12/17/29	893	678,915
Federal Home Loan Mortgage Corp.	1.500	12/01/50	3,630	2,611,899
Federal Home Loan Mortgage Corp.	1.500	02/01/51	7,689	5,529,862
Federal Home Loan Mortgage Corp.	1.500	04/01/51	18,549	13,350,875
Federal Home Loan Mortgage Corp.	1.500	05/01/51	45,350	32,641,960
Federal Home Loan Mortgage Corp.	1.500	06/01/51	8,073	5,808,461
Federal Home Loan Mortgage Corp.	2.000	10/01/50	2,362	1,798,143
Federal Home Loan Mortgage Corp.	2.000	11/01/50	9,523	7,250,032
Federal Home Loan Mortgage Corp.	2.000	12/01/50	40,891	31,059,941
Federal Home Loan Mortgage Corp.	2.000	02/01/51	2,213	1,683,535
Federal Home Loan Mortgage Corp.	2.000	03/01/51	32,602	24,786,465
Federal Home Loan Mortgage Corp.	2.000	04/01/51	34,466	26,189,746
Federal Home Loan Mortgage Corp.	2.000	05/01/51	4,514	3,425,808
Federal Home Loan Mortgage Corp.	2.000	08/01/51	20,607	15,621,948
Federal Home Loan Mortgage Corp.	2.500	11/01/49	5,335	4,284,394
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,344	1,873,529
Federal Home Loan Mortgage Corp.	2.500	09/01/50	2,679	2,139,469
Federal Home Loan Mortgage Corp.	2.500	10/01/50	24,104	19,249,368
Federal Home Loan Mortgage Corp.	2.500	12/01/50	58,326	46,558,587
Federal Home Loan Mortgage Corp.	2.500	01/01/51	5,044	4,022,613
Federal Home Loan Mortgage Corp.	2.500	02/01/51	44,239	35,267,169
Federal Home Loan Mortgage Corp.	2.500	03/01/51	138,367	110,421,812
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,346	6,648,575
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,203	960,152
Federal Home Loan Mortgage Corp.	2.500	07/01/51	35,590	28,305,702
Federal Home Loan Mortgage Corp.	2.500	07/01/51	86,562	68,827,630
Federal Home Loan Mortgage Corp.	2.500	08/01/51	69,627	55,332,880
Federal Home Loan Mortgage Corp.	2.500	08/01/51	82,083	66,155,456
Federal Home Loan Mortgage Corp.	2.500	09/01/51	47,240	37,531,768
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,767	2,197,193
Federal Home Loan Mortgage Corp.	2.500	04/01/52	54,303	43,685,478
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,479	1,270,219
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,263	1,084,812
Federal Home Loan Mortgage Corp.	3.000	04/01/45	14,492	12,461,571
Federal Home Loan Mortgage Corp.	3.000	04/01/51	14,931	12,495,909
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,320	3,593,130
Federal Home Loan Mortgage Corp.	3.000	06/01/51	10,192	8,466,391
Federal Home Loan Mortgage Corp.	3.000	07/01/51	42,962	35,687,262
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,364	1,131,892
Federal Home Loan Mortgage Corp.	3.000	09/01/51	8,751	7,260,233
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,800	1,490,345

See Notes to Financial Statements.

PGIM Total Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	11/01/51	7,589		$6,279,537
Federal Home Loan Mortgage Corp.	3.000	12/01/51	1,829		1,513,291
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,016		1,667,698
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,552		2,938,642
Federal Home Loan Mortgage Corp.	3.000	02/01/52	113,867		94,193,787
Federal Home Loan Mortgage Corp.	3.000	04/01/52	50,595		41,845,195
Federal Home Loan Mortgage Corp.	3.000	06/01/52	58,364		48,830,597
Federal Home Loan Mortgage Corp.	3.000	06/01/52	64,714		54,387,875
Federal Home Loan Mortgage Corp.	3.000	08/01/52	292,651		245,154,577
Federal Home Loan Mortgage Corp.	3.500	02/01/47	759		678,770
Federal Home Loan Mortgage Corp.	3.500	05/01/49	804		704,519
Federal Home Loan Mortgage Corp.	3.500	08/01/49	241		210,521
Federal Home Loan Mortgage Corp.	3.500	05/01/52	145,890		125,875,788
Federal Home Loan Mortgage Corp.	4.000	08/01/41	269		246,789
Federal Home Loan Mortgage Corp.	4.000	08/01/41	337		309,132
Federal Home Loan Mortgage Corp.	4.000	09/01/41	639		586,820
Federal Home Loan Mortgage Corp.	4.000	11/01/41	10,262		9,425,488
Federal Home Loan Mortgage Corp.	4.000	12/01/41	461		424,133
Federal Home Loan Mortgage Corp.	4.000	01/01/42	6,393		5,871,627
Federal Home Loan Mortgage Corp.	4.000	01/01/42	10,421		9,570,839
Federal Home Loan Mortgage Corp.	4.000	02/01/42	901		829,214
Federal Home Loan Mortgage Corp.	4.000	06/01/42	1,263		1,160,290
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,333		2,093,116
Federal Home Loan Mortgage Corp.	4.500	09/01/39	272		259,027
Federal Home Loan Mortgage Corp.	4.500	07/01/52	90,635		83,554,096
Federal Home Loan Mortgage Corp.	5.000	01/01/39	31		30,429
Federal Home Loan Mortgage Corp.	5.000	08/01/52	25,093		23,801,383
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r	)	464
Federal Home Loan Mortgage Corp.	5.500	10/01/33	161		160,160
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2		1,866
Federal Home Loan Mortgage Corp.	5.500	12/01/37	16,673		16,591,306
Federal Home Loan Mortgage Corp.	5.500	02/01/38	1,077		1,072,075
Federal Home Loan Mortgage Corp.	5.500	11/01/52	354,942		345,839,981
Federal Home Loan Mortgage Corp.	5.500	01/01/53	43,633		42,394,578
Federal Home Loan Mortgage Corp.	6.000	10/01/32	5		5,312
Federal Home Loan Mortgage Corp.	6.000	12/01/32	4		3,988
Federal Home Loan Mortgage Corp.	6.000	02/01/33	4		3,638
Federal Home Loan Mortgage Corp.	6.000	11/01/33	14		14,324
Federal Home Loan Mortgage Corp.	6.000	01/01/34	20		20,160
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1		807
Federal Home Loan Mortgage Corp.	6.000	11/01/52	7,602		7,559,099
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297		27,827,516
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r	)	397
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		823
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		1,585

See Notes to Financial Statements.

92

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	2		$1,610
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		1,974
Federal Home Loan Mortgage Corp.	6.500	09/01/32	10		10,163
Federal Home Loan Mortgage Corp.	6.500	11/01/33	18		18,203
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678		53,056,889
Federal Home Loan Mortgage Corp.	7.000	09/01/32	21		21,726
Federal Home Loan Mortgage Corp.	7.000	01/01/53	850		868,002
Federal Home Loan Mortgage Corp.	7.000	05/01/53	1,090		1,113,632
Federal Home Loan Mortgage Corp.	7.000	06/01/53	964		984,779
Federal Home Loan Mortgage Corp.	8.500	08/01/24	—(r	)	54
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r	)	5
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.646%, Floor 4.475%)	4.523(c)	01/01/28	1		727
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.522%, Floor 3.042%)	4.538(c)	05/01/36	3		3,223
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.916%, Floor 3.183%)	4.560(c)	05/01/36	1		1,074
Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420		3,908,565
Federal National Mortgage Assoc.	1.500	10/01/50	4,266		3,068,455
Federal National Mortgage Assoc.	1.500	12/01/50	47,682		34,217,144
Federal National Mortgage Assoc.	1.500	01/01/51	23,828		17,151,982
Federal National Mortgage Assoc.	1.500	03/01/51	20,750		14,944,089
Federal National Mortgage Assoc.	1.500	03/01/51	68,883		49,560,780
Federal National Mortgage Assoc.	1.500	04/01/51	71,320		51,344,987
Federal National Mortgage Assoc.	1.500	05/01/51	1,105		795,248
Federal National Mortgage Assoc.	1.500	06/01/51	110,418		79,370,220
Federal National Mortgage Assoc.	1.500	07/01/51	6,160		4,424,551
Federal National Mortgage Assoc.	1.500	09/01/51	5,738		4,129,121
Federal National Mortgage Assoc.	2.000	11/01/50	58,219		44,345,711
Federal National Mortgage Assoc.	2.000	12/01/50	4,345		3,306,824
Federal National Mortgage Assoc.	2.000	01/01/51	14,261		10,858,347
Federal National Mortgage Assoc.	2.000	02/01/51	19,555		14,879,994
Federal National Mortgage Assoc.	2.000	03/01/51	11,559		8,767,919
Federal National Mortgage Assoc.	2.000	05/01/51	81,054		61,595,718
Federal National Mortgage Assoc.	2.000	06/01/51	8,779		6,665,114
Federal National Mortgage Assoc.	2.000	07/01/51	12,339		9,364,211
Federal National Mortgage Assoc.	2.000	08/01/51	13,603		10,326,203
Federal National Mortgage Assoc.	2.000	10/01/51	59,184		44,878,646
Federal National Mortgage Assoc.	2.000	11/01/51	58,421		44,263,893
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794		558,498

See Notes to Financial Statements.

PGIM Total Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(tt)	2.500%	TBA	7,000	$5,537,392
Federal National Mortgage Assoc.	2.500	05/01/50	12,326	9,853,480
Federal National Mortgage Assoc.	2.500	06/01/50	110,606	88,421,070
Federal National Mortgage Assoc.	2.500	08/01/50	64,256	51,314,096
Federal National Mortgage Assoc.	2.500	09/01/50	4,165	3,325,835
Federal National Mortgage Assoc.	2.500	11/01/50	36,769	29,363,117
Federal National Mortgage Assoc.	2.500	01/01/51	93,146	74,269,119
Federal National Mortgage Assoc.	2.500	02/01/51	131,232	104,636,313
Federal National Mortgage Assoc.	2.500	03/01/51	27,327	21,795,116
Federal National Mortgage Assoc.	2.500	04/01/51	91,036	72,525,730
Federal National Mortgage Assoc.	2.500	05/01/51	63,193	50,308,042
Federal National Mortgage Assoc.	2.500	06/01/51	12,280	9,770,835
Federal National Mortgage Assoc.	2.500	07/01/51	72,036	57,302,710
Federal National Mortgage Assoc.	2.500	11/01/51	5,708	4,555,893
Federal National Mortgage Assoc.	2.500	02/01/52	7,626	6,153,342
Federal National Mortgage Assoc.	2.500	03/01/52	66,234	53,283,339
Federal National Mortgage Assoc.(tt)	3.000	TBA	160,500	132,506,916
Federal National Mortgage Assoc.	3.000	10/01/44	3,158	2,712,160
Federal National Mortgage Assoc.	3.000	10/01/44	42,598	36,584,632
Federal National Mortgage Assoc.	3.000	03/01/45	3,219	2,765,583
Federal National Mortgage Assoc.	3.000	06/01/45	2,191	1,881,837
Federal National Mortgage Assoc.	3.000	05/01/51	30,944	25,768,027
Federal National Mortgage Assoc.	3.000	06/01/51	3,456	2,871,428
Federal National Mortgage Assoc.	3.000	07/01/51	123,088	102,342,664
Federal National Mortgage Assoc.	3.000	08/01/51	8,168	6,779,860
Federal National Mortgage Assoc.	3.000	11/01/51	2,393	1,987,294
Federal National Mortgage Assoc.	3.000	01/01/52	154,586	128,419,355
Federal National Mortgage Assoc.	3.000	02/01/52	190,913	157,963,255
Federal National Mortgage Assoc.(k)	3.000	03/01/52	386,311	319,606,093
Federal National Mortgage Assoc.	3.000	04/01/52	247,111	204,421,184
Federal National Mortgage Assoc.	3.500	11/01/42	37,919	33,999,405
Federal National Mortgage Assoc.	3.500	05/01/49	2,228	1,945,515
Federal National Mortgage Assoc.	3.500	07/01/49	513	448,161
Federal National Mortgage Assoc.	3.500	07/01/49	1,027	900,208
Federal National Mortgage Assoc.	3.500	08/01/49	996	870,368
Federal National Mortgage Assoc.	3.500	09/01/49	8,162	7,151,062
Federal National Mortgage Assoc.	3.500	09/01/49	9,832	8,613,745
Federal National Mortgage Assoc.	3.500	10/01/49	5,021	4,399,107
Federal National Mortgage Assoc.	3.500	11/01/49	2,171	1,892,869
Federal National Mortgage Assoc.	3.500	01/01/50	12,524	10,972,185
Federal National Mortgage Assoc.	3.500	02/01/50	43	37,710
Federal National Mortgage Assoc.	3.500	03/01/50	2,103	1,843,034
Federal National Mortgage Assoc.	3.500	03/01/50	7,658	6,697,954
Federal National Mortgage Assoc.	3.500	04/01/50	4,884	4,269,696
Federal National Mortgage Assoc.	3.500	06/01/50	2,453	2,144,870

See Notes to Financial Statements.

94

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	09/01/50		404		$353,036
Federal National Mortgage Assoc.	3.500	01/01/52		18,832		16,341,798
Federal National Mortgage Assoc.	3.500	03/01/52		30,332		26,303,073
Federal National Mortgage Assoc.	3.500	04/01/52		35,465		30,603,550
Federal National Mortgage Assoc.	3.500	05/01/52		105,812		91,307,318
Federal National Mortgage Assoc.(tt)	4.000	TBA		233,000		208,377,695
Federal National Mortgage Assoc.	4.000	12/01/40		122		111,618
Federal National Mortgage Assoc.	4.000	12/01/40		241		221,300
Federal National Mortgage Assoc.	4.000	01/01/41		2,795		2,567,646
Federal National Mortgage Assoc.	4.000	02/01/41		379		348,167
Federal National Mortgage Assoc.	4.000	02/01/41		2,279		2,094,373
Federal National Mortgage Assoc.	4.000	11/01/41		1,537		1,412,124
Federal National Mortgage Assoc.	4.000	11/01/41		4,580		4,206,313
Federal National Mortgage Assoc.	4.000	01/01/42		1,844		1,693,981
Federal National Mortgage Assoc.	4.000	01/01/42		11,986		11,012,545
Federal National Mortgage Assoc.	4.000	02/01/42		24,159		22,188,707
Federal National Mortgage Assoc.	4.000	04/01/42		6,283		5,772,496
Federal National Mortgage Assoc.	4.000	06/01/42		9,559		8,782,167
Federal National Mortgage Assoc.	4.000	04/01/52		5,757		5,151,280
Federal National Mortgage Assoc.	4.000	06/01/52		48,569		43,489,560
Federal National Mortgage Assoc.	4.500	TBA		115,000		105,998,576
Federal National Mortgage Assoc.	4.500	01/01/25		3		2,621
Federal National Mortgage Assoc.	4.500	02/01/33		2		2,212
Federal National Mortgage Assoc.	4.500	08/01/33		2		2,049
Federal National Mortgage Assoc.	4.500	08/01/40		3,743		3,557,482
Federal National Mortgage Assoc.	4.500	07/01/41		2,615		2,485,308
Federal National Mortgage Assoc.	4.500	11/01/42		12,694		12,065,186
Federal National Mortgage Assoc.	4.500	09/01/46		5,265		4,988,920
Federal National Mortgage Assoc.	4.500	04/01/48		16,771		15,939,563
Federal National Mortgage Assoc.	4.500	01/01/50		16,322		15,513,039
Federal National Mortgage Assoc.	4.500	01/01/50		27,319		25,965,755
Federal National Mortgage Assoc.	4.500	03/01/50		13,991		13,297,669
Federal National Mortgage Assoc.	4.500	06/01/52		30,615		28,223,672
Federal National Mortgage Assoc.	4.500	07/01/52		13,002		11,986,650
Federal National Mortgage Assoc.	5.000	03/01/34		265		258,918
Federal National Mortgage Assoc.	5.000	08/01/52		53,444		50,677,338
Federal National Mortgage Assoc.	5.000	09/01/52		27,337		25,928,288
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098		7,769,522
Federal National Mortgage Assoc.	5.500	TBA		80,000		77,634,701
Federal National Mortgage Assoc.(tt)	5.500	TBA		218,000		211,580,107
Federal National Mortgage Assoc.	5.500	07/01/33		11		10,730
Federal National Mortgage Assoc.	5.500	08/01/33		—(r	)	128
Federal National Mortgage Assoc.	5.500	10/01/33		22		21,641
Federal National Mortgage Assoc.	5.500	11/01/33		4		3,684
Federal National Mortgage Assoc.	5.500	04/01/34		2		1,690

See Notes to Financial Statements.

PGIM Total Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	04/01/34	9		$9,143
Federal National Mortgage Assoc.	5.500	04/01/34	54		54,137
Federal National Mortgage Assoc.	5.500	05/01/34	2		2,048
Federal National Mortgage Assoc.	5.500	05/01/34	15		14,786
Federal National Mortgage Assoc.	5.500	03/01/35	457		455,122
Federal National Mortgage Assoc.	5.500	01/01/38	487		484,981
Federal National Mortgage Assoc.	5.500	04/01/38	15,633		15,555,847
Federal National Mortgage Assoc.	5.500	11/01/52	31,476		30,650,985
Federal National Mortgage Assoc.	5.500	01/01/53	55,299		53,792,416
Federal National Mortgage Assoc.(tt)	6.000	TBA	110,000		108,977,354
Federal National Mortgage Assoc.	6.000	09/01/32	—(r	)	57
Federal National Mortgage Assoc.	6.000	11/01/32	2		1,631
Federal National Mortgage Assoc.	6.000	03/01/33	1		912
Federal National Mortgage Assoc.	6.000	10/01/33	2		2,025
Federal National Mortgage Assoc.	6.000	11/01/33	47		47,390
Federal National Mortgage Assoc.	6.000	02/01/34	60		60,335
Federal National Mortgage Assoc.	6.000	11/01/34	14		13,802
Federal National Mortgage Assoc.	6.000	11/01/34	20		19,760
Federal National Mortgage Assoc.	6.000	04/01/36	1		1,030
Federal National Mortgage Assoc.	6.000	04/01/36	2		1,906
Federal National Mortgage Assoc.	6.000	04/01/36	4		4,163
Federal National Mortgage Assoc.	6.000	06/01/37	9		9,276
Federal National Mortgage Assoc.	6.000	11/01/52	56,352		56,033,626
Federal National Mortgage Assoc.	6.000	12/01/52	41,873		41,625,104
Federal National Mortgage Assoc.	6.500	07/01/32	4		3,971
Federal National Mortgage Assoc.	6.500	08/01/32	5		5,041
Federal National Mortgage Assoc.	6.500	09/01/32	1		746
Federal National Mortgage Assoc.	6.500	09/01/32	17		17,383
Federal National Mortgage Assoc.	6.500	09/01/32	20		20,597
Federal National Mortgage Assoc.	6.500	09/01/32	24		24,092
Federal National Mortgage Assoc.	6.500	10/01/32	12		12,043
Federal National Mortgage Assoc.	6.500	04/01/33	19		18,825
Federal National Mortgage Assoc.(kk)	6.625	11/15/30	55,120		60,610,600
Federal National Mortgage Assoc.	7.000	05/01/32	6		6,023
Federal National Mortgage Assoc.	7.000	06/01/32	4		3,587
Federal National Mortgage Assoc.	7.000	01/01/53	1,148		1,172,331
Federal National Mortgage Assoc.	7.000	02/01/53	924		942,941
Federal National Mortgage Assoc.	7.000	03/01/53	3,754		3,831,916
Federal National Mortgage Assoc.	7.000	06/01/53	952		972,292
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255		8,080,521
Freddie Mac Coupon Strips, Notes	5.245(s)	03/15/31	1,670		1,167,251
Freddie Mac Coupon Strips	2.050(s)	01/15/32	4,659		3,033,117
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525		5,581,875
Freddie Mac Coupon Strips	4.195(s)	01/15/31	948		671,283
Freddie Mac Strips	1.474(s)	03/15/31	10,264		7,275,514

See Notes to Financial Statements.

96

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Freddie Mac Strips	3.886%(s)	07/15/32	4,621		$3,066,352
Government National Mortgage Assoc.	2.000	TBA	1,500		1,180,150
Government National Mortgage Assoc.	2.000	12/20/50	156,594		123,430,682
Government National Mortgage Assoc.	2.500	01/20/51	39,179		32,194,959
Government National Mortgage Assoc.	2.500	03/20/51	86,655		71,190,107
Government National Mortgage Assoc.	2.500	04/20/51	106,142		87,171,599
Government National Mortgage Assoc.	3.000	01/15/45	56		48,287
Government National Mortgage Assoc.	3.000	03/15/45	12		10,368
Government National Mortgage Assoc.	3.000	03/15/45	119		103,223
Government National Mortgage Assoc.	3.500	10/15/40	76		68,876
Government National Mortgage Assoc.	3.500	12/20/47	3,599		3,206,967
Government National Mortgage Assoc.	3.500	11/20/51	2,864		2,528,842
Government National Mortgage Assoc.	3.500	12/20/51	3,358		2,965,196
Government National Mortgage Assoc.	4.000	11/20/48	315		288,238
Government National Mortgage Assoc.	4.500	02/20/41	856		818,629
Government National Mortgage Assoc.	4.500	07/20/52	51,893		48,398,194
Government National Mortgage Assoc.	4.500	08/20/52	41,010		38,248,197
Government National Mortgage Assoc.	4.500	09/20/52	16,906		15,760,417
Government National Mortgage Assoc.	5.000	08/20/39	261		256,379
Government National Mortgage Assoc.	5.000	09/20/52	84,091		80,586,522
Government National Mortgage Assoc.	5.500	10/20/52	28,053		27,529,174
Government National Mortgage Assoc.	5.500	11/20/52	76,221		74,797,204
Government National Mortgage Assoc.	6.000	01/15/33	10		10,275
Government National Mortgage Assoc.	6.000	03/15/33	3		2,554
Government National Mortgage Assoc.	6.000	05/15/33	4		3,960
Government National Mortgage Assoc.	6.000	06/15/33	2		2,314
Government National Mortgage Assoc.	6.000	12/15/33	12		11,815
Government National Mortgage Assoc.	6.500	09/15/32	18		17,920
Government National Mortgage Assoc.	6.500	09/15/32	29		29,542
Government National Mortgage Assoc.	6.500	11/15/33	17		17,489
Government National Mortgage Assoc.	6.500	11/15/33	46		47,750
Government National Mortgage Assoc.	6.500	07/15/38	—(r	)	457
Government National Mortgage Assoc.	8.000	08/20/31	—(r	)	132
Government National Mortgage Assoc.	8.500	06/15/30	—(r	)	120
Government National Mortgage Assoc.	8.500	08/20/30	1		746
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	10,352		10,694,154
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429		504,526
Resolution Funding Corp. Interest Strips	2.449(s)	01/15/30	1,519		1,139,421
Resolution Funding Corp. Interest Strips	3.478(s)	04/15/30	20,441		15,147,892
Resolution Funding Corp. Principal Strips	3.375(s)	01/15/30	10,514		7,895,175
Resolution Funding Corp. Principal Strips	3.479(s)	04/15/30	1,745		1,294,216
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790		841,054
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560		4,313,442

See Notes to Financial Statements.

PGIM Total Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Generic Strips, Bonds	1.886%(s)	09/15/39	575	$251,568
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,561,894
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	464,640
Tennessee Valley Authority Principal Strips, Bonds	3.017(s)	05/01/30	6,528	4,759,070
Tennessee Valley Authority Principal Strips	3.874(s)	06/15/35	1,300	699,268
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,428	2,168,776
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,665	5,048,371
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	17,707,658
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,502	1,409,965
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,760	5,201,849

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,907,403,621)				6,661,829,802

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds(h)(kk)	1.375	11/15/40	655,405	397,032,060
U.S. Treasury Bonds	1.750	08/15/41	382,720	242,907,600
U.S. Treasury Bonds	2.000	11/15/41	315	208,048
U.S. Treasury Bonds	2.000	02/15/50	30,250	17,601,719
U.S. Treasury Bonds(k)	2.250	05/15/41	687,745	479,164,837
U.S. Treasury Bonds	2.250	08/15/49	19,085	11,844,628
U.S. Treasury Bonds	2.250	02/15/52	8,407	5,126,956
U.S. Treasury Bonds	2.375	02/15/42	80,244	56,271,105
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	9,016,097
U.S. Treasury Bonds(h)(k)	2.500	02/15/46	147,630	100,088,527
U.S. Treasury Bonds(k)	2.875	05/15/43	111,225	83,227,582
U.S. Treasury Bonds	2.875	08/15/45	505	369,123
U.S. Treasury Bonds	3.125	02/15/43	5,930	4,630,033
U.S. Treasury Bonds	3.375	08/15/42	45,000	36,710,156
U.S. Treasury Bonds	3.375	11/15/48	3,400	2,661,563
U.S. Treasury Bonds	3.625	02/15/53	2,990	2,442,923
U.S. Treasury Bonds	3.750	11/15/43	10,670	9,099,509
U.S. Treasury Bonds	3.875	05/15/43	160	139,550
U.S. Treasury Bonds	4.000	11/15/52	4,455	3,904,390
U.S. Treasury Bonds	4.750	11/15/53	29,480	29,323,387
U.S. Treasury Notes	1.500	02/15/25	4,595	4,458,406
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,293,061
U.S. Treasury Notes	2.625	04/15/25	5,545	5,410,274
U.S. Treasury Notes	2.875	06/15/25	1,985	1,933,979
U.S. Treasury Notes	3.000	07/15/25	13,660	13,311,030
U.S. Treasury Notes	3.625	05/15/26	3,235	3,147,554

See Notes to Financial Statements.

98

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.000%	12/15/25	3,960	$3,889,772
U.S. Treasury Notes	4.000	10/31/29	7,215	6,963,039
U.S. Treasury Notes	4.000	02/15/34	29,040	27,501,787
U.S. Treasury Notes	4.125	03/31/29	20,105	19,581,956
U.S. Treasury Notes	4.250	10/15/25	2,585	2,551,880
U.S. Treasury Notes	4.625	09/30/28	10,550	10,490,656
U.S. Treasury Notes	4.625	09/30/30	24,695	24,573,454
U.S. Treasury Notes	4.625	04/30/31	1,910	1,901,345
U.S. Treasury Notes	5.000	10/31/25	1,000	997,617
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	5,163,865
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	600,090
U.S. Treasury Strips Coupon	2.062(s)	02/15/39	119,910	57,800,367
U.S. Treasury Strips Coupon(h)	2.206(s)	05/15/39	135,940	64,491,847
U.S. Treasury Strips Coupon	2.269(s)	11/15/40	38,680	16,775,939
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	6,311,733
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	11,175,381
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	4,291,770
U.S. Treasury Strips Coupon	2.379(s)	08/15/44	82,650	29,686,201
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,012,261
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	52,089	19,370,597
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	19,467,900
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	12,446,239
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	15,423,744
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	14,095,101
U.S. Treasury Strips Coupon	3.227(s)	11/15/41	90,325	37,146,156
U.S. Treasury Strips Coupon	3.393(s)	08/15/40	52,000	22,906,406
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	3,725	1,456,097
U.S. Treasury Strips Coupon	4.369(s)	05/15/42	18,020	7,218,559
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	6,925	2,061,270
U.S. Treasury Strips Coupon	4.667(s)	02/15/41	39,240	16,825,683
U.S. Treasury Strips Coupon	4.813(s)	02/15/42	36,390	14,763,537
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	25,990	7,822,381
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	19,925	5,873,983
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	32,600	14,803,711
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	13,710	6,133,083
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,156,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,905,038,237)				2,058,055,920

See Notes to Financial Statements.

PGIM Total Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS 0.1%

Chemicals 0.0%
TPC Group, Inc.*^	353,022	$12,355,770

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	463,248	41,636,730

Pharmaceuticals 0.0%
Endo, Inc.*^	2	71

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $2,056,652; purchased 01/29/24 - 01/30/24)*^(f)	1,695,385	3,645,078
Intelsat Emergence SA (Luxembourg)*	66,981	2,453,213

		6,098,291

TOTAL COMMON STOCKS (cost $11,283,219)		60,090,862

PREFERRED STOCKS 0.0%

Banks 0.0%
Citigroup Capital XIII, 11.961%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	638,000

Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	315,000	7,490,700

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $2,391,921; purchased 01/26/24 - 01/29/24)*^(f)	310,625	3,199,934

TOTAL PREFERRED STOCKS (cost $10,816,920)		11,328,634

TOTAL LONG-TERM INVESTMENTS (cost $47,180,203,503)		43,151,047,084

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	1,531,447,325	1,531,447,325

See Notes to Financial Statements.

100

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $658,051,105; includes $655,266,065 of cash collateral for securities on loan)(b)(wb)	659,312,620	$658,982,963

TOTAL SHORT-TERM INVESTMENTS (cost $2,189,498,430)		2,190,430,288

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $49,369,701,933)		45,341,477,372

OPTIONS WRITTEN*~ (0.0)%
(premiums received $1,849,237)		(241,888)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.2% (cost $49,367,852,696)		45,341,235,484
Liabilities in excess of other assets(z) (3.2)%		(1,410,182,416)

NET ASSETS 100.0%		$43,931,053,068

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ACE—Adjusted Current Earnings

AID—Agency for International Development

See Notes to Financial Statements.

PGIM Total Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

CS—Credit Suisse Securities (USA) LLC

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

See Notes to Financial Statements.

102

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $442,175,111 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $636,579,403; cash collateral of $655,266,065 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $644,484,525. The aggregate value of $548,088,315 is 1.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $728,500,000 is 1.7% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 04/23/30 (cost $8,162,800)	8,256	$8,172,945	$10,145	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $1,736,750)	1,759	1,732,517	—	(4,233)

		$9,905,462	$10,145	$(4,233)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	336,225	$(241,725)

(premiums received $1,849,237)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	701,420	$(163)

(premiums received $0)
Total Options Written (premiums received $1,849,237)								$(241,888)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1, 12/20/28	Call	06/20/24	0.40%	1.00%(Q)	CDX.NA.IG.41.V1(Q)	2,800,000	$180,724	$(141,276)
CDX.NA.IG.42.V1, 06/20/29	Call	06/20/24	0.40%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	525,000	9,863	(14,812)
CDX.NA.HY.41.V2, 12/20/28	Put	05/15/24	$108.00	CDX.NA.HY.41.V2(Q)	5.00%(Q)	200,000	4,028,984	(20,116)
CDX.NA.HY.42.V1, 06/20/29	Put	05/15/24	$108.50	CDX.NA.HY.42.V1(Q)	5.00%(Q)	1,000,000	27,918,372	5,678,372
CDX.NA.IG.41.V1, 12/20/28	Put	05/15/24	0.40%	CDX.NA.IG.41.V1(Q)	1.00%(Q)	800,000	2,653,550	105,550

Total Centrally Cleared Swaptions (cost $29,183,775)							$34,791,493	$5,607,718

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2, 12/20/28	Call	05/15/24	$108.00	CDX.NA.HY.41.V2(Q)	5.00%(Q)	200,000	$(22,967)	$(21,977)
CDX.NA.HY.42.V1, 06/20/29	Call	05/15/24	$108.50	CDX.NA.HY.42.V1(Q)	5.00%(Q)	1,000,000	(109,197)	(9,197)

See Notes to Financial Statements.

104

Options Written (continued):

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1, 12/20/28	Call	05/15/24	0.40%	CDX.NA.IG.41.V1(Q)	1.00%(Q)	800,000	$(4,547)	$(547)
CDX.NA.IG.41.V1, 12/20/28	Put	06/20/24	0.40%	1.00%(Q)	CDX.NA.IG.41.V1(Q)	2,800,000	(10,560,917)	1,120,683
CDX.NA.IG.42.V1, 06/20/29	Put	06/20/24	0.40%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	525,000	(3,537,953)	137,047

Total Centrally Cleared Swaptions (premiums received $15,461,590)							$(14,235,581)	$1,226,009

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,230	3 Month CME SOFR	Jun. 2024	$1,710,889,125	$(908,352)
4,607	3 Month CME SOFR	Sep. 2024	1,090,592,075	(3,567,651)
1,800	3 Month CME SOFR	Dec. 2024	426,577,500	(4,236,667)
1,800	3 Month CME SOFR	Mar. 2025	427,230,000	(4,995,805)
33,465	2 Year U.S. Treasury Notes	Jun. 2024	6,781,891,406	(55,061,162)
23,010	5 Year U.S. Treasury Notes	Jun. 2024	2,410,117,792	(49,600,260)
27,400	10 Year U.S. Treasury Notes	Jun. 2024	2,943,787,500	(73,057,171)
13,114	10 Year U.S. Ultra Treasury Notes	Jun. 2024	1,445,408,688	(44,755,328)
3,887	20 Year U.S. Treasury Bonds	Jun. 2024	442,389,188	(14,393,383)
16,986	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	2,030,888,625	(120,168,678)

				(370,744,457)

Short Positions:
3,345	5 Year Euro-Bobl	Jun. 2024	415,629,951	3,799,107
3,495	10 Year Euro-Bund	Jun. 2024	485,180,709	7,077,202
1,163	Euro Schatz Index	Jun. 2024	130,457,655	644,457

				11,520,766

				$(359,223,691)

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real, Expiring 05/03/24	CITI	BRL 512,761	$102,556,301	$98,712,155	$—	$(3,844,146)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/24	DB	BRL	445,518	$86,494,023	$85,534,424	$—	$(959,599)
Chilean Peso,
Expiring 06/21/24	CITI	CLP	13,865,992	14,646,500	14,436,013	—	(210,487)
Expiring 06/21/24	CITI	CLP	13,802,862	14,646,500	14,370,287	—	(276,213)
Expiring 06/21/24	MSI	CLP	27,167,564	28,685,000	28,284,401	—	(400,599)
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	355,723	49,128,000	49,164,306	36,306	—
Colombian Peso,
Expiring 06/20/24	BNP	COP	81,192,198	20,501,320	20,534,418	33,098	—
Expiring 06/20/24	CITI	COP	125,230,000	31,442,704	31,672,072	229,368	—
Expiring 06/20/24	UAG	COP	118,297,660	30,011,000	29,918,805	—	(92,195)
Czech Koruna,
Expiring 07/19/24	MSI	CZK	711,991	30,314,000	30,225,938	—	(88,062)
Euro,
Expiring 05/07/24	CITI	EUR	81,638	87,563,923	87,147,830	—	(416,093)
Expiring 07/19/24	HSBC	EUR	12,641	13,569,646	13,537,786	—	(31,860)
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	11,035,478	29,673,000	29,973,445	300,445	—
Expiring 07/19/24	JPM	HUF	10,326,134	28,051,000	28,046,797	—	(4,203)
Indian Rupee,
Expiring 06/20/24	BOA	INR	4,184,141	50,088,000	50,026,596	—	(61,404)
Expiring 06/20/24	BOA	INR	3,838,409	45,991,000	45,892,938	—	(98,062)
Expiring 06/20/24	HSBC	INR	4,301,975	51,422,000	51,435,444	13,444	—
Expiring 06/20/24	JPM	INR	7,434,347	89,485,806	88,886,833	—	(598,973)
Expiring 06/20/24	JPM	INR	3,821,279	45,751,000	45,688,130	—	(62,870)
Expiring 06/20/24	MSI	INR	3,920,272	46,982,000	46,871,714	—	(110,286)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	416,338,156	26,819,000	25,566,373	—	(1,252,627)
Expiring 06/20/24	MSI	IDR	2,904,630,000	187,043,119	178,366,678	—	(8,676,441)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	2,944,650	173,966,862	170,502,551	—	(3,464,311)
Expiring 06/20/24	BOA	MXN	589,651	34,847,000	34,142,269	—	(704,731)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	1,576,766	49,506,000	48,358,158	—	(1,147,842)
Expiring 06/20/24	BOA	TWD	1,479,336	46,396,000	45,370,069	—	(1,025,931)
Expiring 06/20/24	HSBC	TWD	1,412,126	44,468,000	43,308,772	—	(1,159,228)
Expiring 06/20/24	MSI	TWD	1,846,362	58,305,000	56,626,447	—	(1,678,553)
Expiring 06/20/24	MSI	TWD	1,675,009	52,455,000	51,371,183	—	(1,083,817)
Expiring 06/20/24	SCB	TWD	1,627,650	51,747,000	49,918,731	—	(1,828,269)
Peruvian Nuevo Sol,
Expiring 06/20/24	BOA	PEN	48,896	13,202,000	12,980,268	—	(221,732)
Expiring 06/20/24	SCB	PEN	106,473	28,813,816	28,265,242	—	(548,574)

See Notes to Financial Statements.

106

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/20/24	CITI	PHP	6,972,878	$125,875,584	$120,592,822	$—	$(5,282,762)
Expiring 06/20/24	CITI	PHP	1,585,829	28,016,000	27,426,205	—	(589,795)
Expiring 06/20/24	CITI	PHP	1,264,761	22,091,889	21,873,473	—	(218,416)
Expiring 06/20/24	HSBC	PHP	1,266,272	22,175,111	21,899,611	—	(275,500)
Expiring 06/20/24	JPM	PHP	2,901,380	51,182,000	50,178,070	—	(1,003,930)
Expiring 06/20/24	MSI	PHP	8,185,552	147,907,167	141,565,487	—	(6,341,680)
Expiring 06/20/24	SCB	PHP	3,235,415	57,226,000	55,955,063	—	(1,270,937)
Expiring 06/20/24	SCB	PHP	2,446,933	44,192,000	42,318,620	—	(1,873,380)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	266,802	67,085,367	65,710,901	—	(1,374,466)
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	17,707	13,225,000	13,003,010	—	(221,990)
South African Rand,
Expiring 06/20/24	BNP	ZAR	1,122,464	59,527,905	59,393,082	—	(134,823)
Expiring 06/20/24	GSI	ZAR	993,397	52,937,392	52,563,717	—	(373,675)
South Korean Won,
Expiring 06/20/24	BOA	KRW	35,309,614	26,683,000	25,540,038	—	(1,142,962)
Thai Baht,
Expiring 06/20/24	MSI	THB	970,441	26,790,000	26,291,494	—	(498,506)

				$2,409,485,935	$2,359,448,666	612,661	(50,649,930)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	67,243	$13,473,000	$12,945,070	$527,930	$—
Expiring 05/03/24	DB	BRL	445,518	86,727,223	85,767,086	960,137	—
British Pound,
Expiring 07/19/24	JPM	GBP	4,752	5,918,853	5,940,349	—	(21,496)
Expiring 07/19/24	MSI	GBP	2,939	3,692,256	3,673,554	18,702	—
Expiring 07/19/24	SCB	GBP	406,901	517,217,188	508,668,035	8,549,153	—
Expiring 07/19/24	UAG	GBP	19,975	25,078,766	24,971,151	107,615	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	33,059	24,386,920	24,046,441	340,479	—
Chilean Peso,
Expiring 06/21/24	MSI	CLP	40,530,819	41,288,000	42,197,011	—	(909,011)
Expiring 06/21/24	TD	CLP	60,041,949	63,302,002	62,510,228	791,774	—
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	422,119	58,286,000	58,340,779	—	(54,779)

See Notes to Financial Statements.

PGIM Total Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/20/24	HSBC	CNH	780,236	$107,810,595	$107,835,926	$—	$(25,331)
Colombian Peso,
Expiring 06/20/24	BNP	COP	165,646,493	42,343,000	41,893,857	449,143	—
Expiring 06/20/24	BOA	COP	113,536,764	29,316,000	28,714,721	601,279	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	2,798,678	118,564,935	118,811,375	—	(246,440)
Expiring 07/19/24	BARC	CZK	691,785	29,135,000	29,368,125	—	(233,125)
Expiring 07/19/24	CITI	CZK	1,200,535	50,791,554	50,965,910	—	(174,356)
Expiring 07/19/24	MSI	CZK	1,936,478	81,342,391	82,208,665	—	(866,274)
Euro,
Expiring 07/19/24	BNP	EUR	1,650,996	1,764,089,211	1,768,122,046	—	(4,032,835)
Expiring 07/19/24	BOA	EUR	1,587,771	1,714,657,392	1,700,411,386	14,246,006	—
Expiring 07/19/24	HSBC	EUR	24,976	26,657,759	26,747,864	—	(90,105)
Expiring 07/19/24	HSBC	EUR	12,641	13,588,190	13,537,786	50,404	—
Expiring 07/19/24	SSB	EUR	1,438,553	1,568,878,202	1,540,607,290	28,270,912	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	16,925,712	45,436,933	45,971,901	—	(534,968)
Expiring 07/19/24	GSI	HUF	35,595,042	98,453,271	96,679,640	1,773,631	—
Expiring 07/19/24	GSI	HUF	16,925,712	45,407,678	45,971,901	—	(564,223)
Expiring 07/19/24	HSBC	HUF	9,425,774	25,863,009	25,601,330	261,679	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	4,010,845	48,247,000	47,954,632	292,368	—
Expiring 06/20/24	JPM	INR	3,926,095	47,219,000	46,941,330	277,670	—
Expiring 06/20/24	JPM	INR	3,820,825	45,731,000	45,682,702	48,298	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	280,003,311	17,682,000	17,194,362	487,638	—
Expiring 06/20/24	MSI	IDR	762,949,110	46,893,000	46,850,958	42,042	—
Mexican Peso,
Expiring 06/20/24	BOA	MXN	466,177	26,915,000	26,992,834	—	(77,834)
Expiring 06/20/24	GSI	MXN	654,158	38,932,000	37,877,397	1,054,603	—
Expiring 06/20/24	GSI	MXN	286,632	17,140,000	16,596,698	543,302	—
Expiring 06/20/24	JPM	MXN	287,656	17,140,000	16,655,976	484,024	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	1,688,582	51,797,000	51,787,469	9,531	—
Expiring 06/20/24	BOA	TWD	681,259	20,938,633	20,893,681	44,952	—
Expiring 06/20/24	GSI	TWD	7,241,642	232,059,291	222,095,388	9,963,903	—
Expiring 06/20/24	HSBC	TWD	1,192,721	36,648,367	36,579,804	68,563	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	93,219	24,629,516	24,746,770	—	(117,254)
Expiring 06/20/24	CITI	PEN	161,040	43,744,775	42,751,099	993,676	—
Expiring 06/20/24	CITI	PEN	147,911	39,482,000	39,265,702	216,298	—

See Notes to Financial Statements.

108

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/20/24	BOA	PHP	2,445,413	$42,257,000	$42,292,323	$—	$(35,323)
Expiring 06/20/24	CITI	PHP	2,461,675	44,008,000	42,573,582	1,434,418	—
Expiring 06/20/24	HSBC	PHP	2,645,910	45,916,000	45,759,828	156,172	—
Expiring 06/20/24	SCB	PHP	2,533,004	43,975,000	43,807,177	167,823	—
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	65,596	48,729,000	48,169,161	559,839	—
Expiring 06/20/24	JPM	SGD	61,229	45,010,000	44,962,041	47,959	—
Expiring 06/20/24	JPM	SGD	52,497	38,645,000	38,550,189	94,811	—
Expiring 06/20/24	MSI	SGD	99,626	74,814,968	73,157,963	1,657,005	—
Expiring 06/20/24	MSI	SGD	64,860	48,394,000	47,628,532	765,468	—
Expiring 06/20/24	SSB	SGD	76,274	56,616,000	56,009,841	606,159	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	91,201,143	69,586,259	65,967,323	3,618,936	—
Expiring 06/20/24	HSBC	KRW	68,583,974	51,249,000	49,607,944	1,641,056	—
Expiring 06/20/24	HSBC	KRW	56,310,018	41,883,000	40,729,984	1,153,016	—
Expiring 06/20/24	HSBC	KRW	49,268,621	35,614,000	35,636,824	—	(22,824)
Expiring 06/20/24	MSI	KRW	43,880,891	32,495,000	31,739,787	755,213	—
Expiring 06/20/24	MSI	KRW	35,783,403	26,790,000	25,882,738	907,262	—
Thai Baht,
Expiring 06/20/24	GSI	THB	1,840,857	51,179,000	49,873,094	1,305,906	—
Expiring 06/20/24	JPM	THB	1,246,475	35,109,000	33,769,891	1,339,109	—
Expiring 06/20/24	MSI	THB	3,626,247	102,169,381	98,243,427	3,925,954	—

				$8,291,343,518	$8,207,737,878	91,611,818	(8,006,178)

						$92,224,479	$(58,656,108)

Cross currency exchange contracts outstanding at April 30, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/24	Buy	EUR	9,960	GBP	8,530	$3,368	$—	HSBC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D05)	12/20/24	1.000%(Q)	1,000	$(6,628)	$124	$(6,752)	MSI
Federation of Malaysia (D05)	12/20/24	1.000%(Q)	2,000	(13,004)	248	(13,252)	MSI
Federative Republic of Brazil (D05)	12/20/24	1.000%(Q)	6,000	(33,480)	743	(34,223)	MSI
Kingdom of Saudi Arabia (D05)	12/20/24	1.000%(Q)	1,000	(6,559)	124	(6,683)	MSI
People’s Republic of China (D05)	12/20/24	1.000%(Q)	4,500	(26,253)	557	(26,810)	MSI
Republic of Chile (D05)	12/20/24	1.000%(Q)	1,000	(6,684)	124	(6,808)	MSI
Republic of Colombia (D05)	12/20/24	1.000%(Q)	2,500	(13,824)	310	(14,134)	MSI
Republic of Indonesia (D05)	12/20/24	1.000%(Q)	4,000	(24,939)	495	(25,434)	MSI
Republic of Panama (D05)	12/20/24	1.000%(Q)	1,000	(4,937)	124	(5,061)	MSI
Republic of Peru (D05)	12/20/24	1.000%(Q)	1,000	(6,330)	124	(6,454)	MSI
Republic of Philippines (D05)	12/20/24	1.000%(Q)	1,000	(6,397)	124	(6,521)	MSI
Republic of South Africa (D05)	12/20/24	1.000%(Q)	4,500	(18,668)	557	(19,225)	MSI
Republic of Turkey (D05)	12/20/24	1.000%(Q)	6,000	(20,526)	743	(21,269)	MSI
State of Qatar (D05)	12/20/24	1.000%(Q)	1,000	(6,623)	124	(6,747)	MSI
United Mexican States (D05)	12/20/24	1.000%(Q)	6,000	(39,149)	743	(39,892)	MSI
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(13,553)	399	(13,952)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(27,049)	799	(27,848)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(36,927)	2,396	(39,323)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(12,470)	399	(12,869)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(65,848)	2,396	(68,244)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	282,628	399	282,229	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(13,038)	399	(13,437)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(11,316)	998	(12,314)	BOA

See Notes to Financial Statements.

110

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D06)	06/20/26	1.000%(Q	)	3,600	$(51,463)	$1,797	$(53,260)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q	)	800	(3,209)	399	(3,608)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q	)	800	(11,092)	399	(11,491)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q	)	800	(12,550)	399	(12,949)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q	)	4,000	6,014	1,997	4,017	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q	)	4,800	50,540	2,396	48,144	BOA
State of Qatar (D06)	06/20/26	1.000%(Q	)	800	(13,542)	399	(13,941)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q	)	4,800	(64,276)	2,396	(66,672)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q	)	100	(1,694)	64	(1,758)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q	)	200	(3,381)	128	(3,509)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q	)	600	(4,616)	383	(4,999)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q	)	100	(1,559)	64	(1,623)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q	)	600	(8,231)	383	(8,614)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q	)	100	35,329	64	35,265	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q	)	100	(1,630)	64	(1,694)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q	)	250	(1,414)	160	(1,574)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q	)	450	(6,433)	287	(6,720)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q	)	100	(401)	64	(465)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q	)	100	(1,386)	64	(1,450)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q	)	100	(1,568)	64	(1,632)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q	)	500	752	319	433	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q	)	600	6,318	383	5,935	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
State of Qatar (D07)	06/20/26	1.000%(Q	)	100	$(1,693)	$64	$(1,757)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q	)	600	(8,034)	383	(8,417)	BOA

					$(230,793)	$26,569	$(257,362)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000	%(Q)	1,940	0.205%	$26,657	$(149)	$26,806	MSI
Federation of Malaysia (D01)	12/20/25	1.000	%(Q)	2,910	0.206%	39,939	(224)	40,163	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000	%(Q)	11,640	0.594%	88,183	(896)	89,079	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000	%(Q)	1,940	0.260%	24,954	(149)	25,103	MSI
People’s Republic of China (D01)	12/20/25	1.000	%(Q)	11,640	0.348%	133,261	(896)	134,157	MSI
Republic of Argentina (D01)	12/20/25	1.000	%(Q)	4,850	22.205%	(1,353,307)	(373)	(1,352,934)	MSI
Republic of Chile (D01)	12/20/25	1.000	%(Q)	1,940	0.231%	25,847	(149)	25,996	MSI
Republic of Colombia (D01)	12/20/25	1.000	%(Q)	4,850	0.676%	30,455	(373)	30,828	MSI
Republic of Indonesia (D01)	12/20/25	1.000	%(Q)	7,760	0.312%	93,372	(597)	93,969	MSI

See Notes to Financial Statements.

112

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D01)	12/20/25	1.000	%(Q)	1,940	0.763%	$9,510	$(149)	$9,659	MSI
Republic of Peru (D01)	12/20/25	1.000	%(Q)	1,940	0.332%	22,754	(149)	22,903	MSI
Republic of Philippines (D01)	12/20/25	1.000	%(Q)	1,940	0.250%	25,266	(149)	25,415	MSI
Republic of South Africa (D01)	12/20/25	1.000	%(Q)	8,730	0.985%	12,184	(672)	12,856	MSI
Republic of Turkey (D01)	12/20/25	1.000	%(Q)	11,640	1.386%	(56,797)	(896)	(55,901)	MSI
State of Qatar (D01)	12/20/25	1.000	%(Q)	1,940	0.202%	26,750	(187)	26,937	MSI
United Mexican States (D01)	12/20/25	1.000	%(Q)	11,640	0.348%	133,566	(896)	134,462	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000	%(Q)	2,000	0.205%	27,481	(486)	27,967	CITI
Federation of Malaysia (D02)	12/20/25	1.000	%(Q)	3,000	0.206%	41,174	(729)	41,903	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000	%(Q)	12,000	0.594%	90,910	(2,916)	93,826	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000	%(Q)	2,000	0.260%	25,725	(486)	26,211	CITI
People’s Republic of China (D02)	12/20/25	1.000	%(Q)	12,000	0.348%	137,382	(2,916)	140,298	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D02)	12/20/25	1.000	%(Q)	5,000	22.205%	$(1,395,162)	$(1,215)	$(1,393,947)	CITI
Republic of Chile (D02)	12/20/25	1.000	%(Q)	2,000	0.231%	26,646	(486)	27,132	CITI
Republic of Colombia (D02)	12/20/25	1.000	%(Q)	5,000	0.676%	31,396	(1,215)	32,611	CITI
Republic of Indonesia (D02)	12/20/25	1.000	%(Q)	8,000	0.312%	96,259	(1,944)	98,203	CITI
Republic of Panama (D02)	12/20/25	1.000	%(Q)	2,000	0.763%	9,804	(486)	10,290	CITI
Republic of Peru (D02)	12/20/25	1.000	%(Q)	2,000	0.332%	23,457	(486)	23,943	CITI
Republic of Philippines (D02)	12/20/25	1.000	%(Q)	2,000	0.250%	26,047	(486)	26,533	CITI
Republic of South Africa (D02)	12/20/25	1.000	%(Q)	9,000	0.985%	12,561	(2,187)	14,748	CITI
Republic of Turkey (D02)	12/20/25	1.000	%(Q)	12,000	1.386%	(58,554)	(2,916)	(55,638)	CITI
State of Qatar (D02)	12/20/25	1.000	%(Q)	2,000	0.202%	27,577	(486)	28,063	CITI
United Mexican States (D02)	12/20/25	1.000	%(Q)	12,000	0.348%	137,697	(2,916)	140,613	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000	%(Q)	4,000	0.205%	54,962	(972)	55,934	MSI
Federation of Malaysia (D03)	12/20/25	1.000	%(Q)	6,000	0.206%	82,348	(1,458)	83,806	MSI

See Notes to Financial Statements.

114

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.594%	$181,820	$(5,832)	$187,652	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.260%	51,450	(972)	52,422	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.348%	274,764	(5,832)	280,596	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	22.205%	(2,790,325)	(2,430)	(2,787,895)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.231%	53,291	(972)	54,263	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.676%	62,792	(2,430)	65,222	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.312%	192,519	(3,888)	196,407	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.763%	19,608	(972)	20,580	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.332%	46,914	(972)	47,886	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.250%	52,094	(972)	53,066	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.985%	25,122	(4,374)	29,496	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	1.386%	(117,109)	(5,832)	(111,277)	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.202%	55,155	(1,050)	56,205	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D03)	12/20/25	1.000	%(Q)	24,000	0.348%	$275,394	$(5,832)	$281,226	MSI
Emirate of Abu Dhabi (D04)	12/20/25	1.000	%(Q)	4,000	0.205%	54,962	(972)	55,934	MSI
Federation of Malaysia (D04)	12/20/25	1.000	%(Q)	6,000	0.206%	82,348	(1,458)	83,806	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000	%(Q)	24,000	0.594%	181,820	(5,832)	187,652	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000	%(Q)	4,000	0.260%	51,450	(972)	52,422	MSI
People’s Republic of China (D04)	12/20/25	1.000	%(Q)	24,000	0.348%	274,764	(5,832)	280,596	MSI
Republic of Argentina (D04)	12/20/25	1.000	%(Q)	10,000	22.205%	(2,790,325)	(2,430)	(2,787,895)	MSI
Republic of Chile (D04)	12/20/25	1.000	%(Q)	4,000	0.231%	53,291	(972)	54,263	MSI
Republic of Colombia (D04)	12/20/25	1.000	%(Q)	10,000	0.676%	62,792	(2,430)	65,222	MSI
Republic of Indonesia (D04)	12/20/25	1.000	%(Q)	16,000	0.312%	192,519	(3,888)	196,407	MSI
Republic of Panama (D04)	12/20/25	1.000	%(Q)	4,000	0.763%	19,608	(972)	20,580	MSI
Republic of Peru (D04)	12/20/25	1.000	%(Q)	4,000	0.332%	46,914	(972)	47,886	MSI
Republic of Philippines (D04)	12/20/25	1.000	%(Q)	4,000	0.250%	52,094	(972)	53,066	MSI

See Notes to Financial Statements.

116

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.985%	$25,122	$(4,374)	$29,496	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	1.386%	(117,109)	(5,832)	(111,277)	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.202%	55,155	(1,050)	56,205	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.348%	275,394	(5,832)	281,226	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.258%	9,799	(541)	10,340	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.272%	19,224	(1,082)	20,306	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.810%	17,530	(3,247)	20,777	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.344%	8,723	(541)	9,264	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.438%	45,221	(3,247)	48,468	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	24.094%	(206,490)	(541)	(205,949)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.316%	9,077	(541)	9,618	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.986%	1,904	(1,353)	3,257	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.422%	$34,818	$(2,435)	$37,253	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	1.045%	35	(541)	576	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.463%	7,243	(541)	7,784	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.356%	8,571	(541)	9,112	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	1.392%	(23,230)	(2,976)	(20,254)	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	1.909%	(62,884)	(3,247)	(59,637)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.264%	9,720	(541)	10,261	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.510%	36,627	(2,976)	39,603	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.258%	78,393	(4,903)	83,296	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.272%	153,792	(9,805)	163,597	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.810%	140,242	(29,416)	169,658	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.344%	69,782	(4,903)	74,685	CITI

See Notes to Financial Statements.

118

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.438%	$361,767	$(29,416)	$391,183	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	24.094%	(1,651,923)	(4,903)	(1,647,020)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.316%	72,619	(4,903)	77,522	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.986%	15,231	(12,257)	27,488	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.422%	278,543	(22,062)	300,605	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	1.045%	276	(4,903)	5,179	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.463%	57,939	(4,903)	62,842	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.356%	68,565	(4,903)	73,468	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	1.392%	(185,839)	(26,964)	(158,875)	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	1.909%	(503,065)	(29,416)	(473,649)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.264%	77,759	(4,903)	82,662	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.510%	293,013	(26,964)	319,977	CITI
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.258%	39,197	(2,451)	41,648	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.272%	$76,896	$(4,903)	$81,799	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.810%	70,121	(14,708)	84,829	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.344%	34,891	(2,451)	37,342	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.438%	180,884	(14,708)	195,592	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	24.094%	(825,961)	(2,451)	(823,510)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.316%	36,310	(2,451)	38,761	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.986%	7,616	(6,128)	13,744	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.422%	139,272	(11,031)	150,303	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	1.045%	138	(2,451)	2,589	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.463%	28,970	(2,451)	31,421	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.356%	34,283	(2,451)	36,734	MSI
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	1.392%	(92,919)	(13,482)	(79,437)	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	1.909%	(251,533)	(14,708)	(236,825)	MSI

See Notes to Financial Statements.

120

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.264%	$38,880	$(2,451)	$41,331	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.510%	146,507	(13,482)	159,989	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.258%	195,983	(12,257)	208,240	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.272%	384,480	(24,513)	408,993	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.810%	350,605	(73,540)	424,145	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.344%	174,455	(12,257)	186,712	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.438%	904,418	(73,540)	977,958	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	24.094%	(4,129,807)	(12,257)	(4,117,550)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.316%	181,547	(12,257)	193,804	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.986%	38,080	(30,641)	68,721	BARC
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.422%	696,358	(55,155)	751,513	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	1.045%	690	(12,257)	12,947	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.463%	144,848	(12,257)	157,105	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.356%	$171,412	$(12,257)	$183,669	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	1.392%	(464,598)	(67,411)	(397,187)	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	1.909%	(1,257,663)	(73,540)	(1,184,123)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.264%	194,399	(12,257)	206,656	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.510%	732,532	(67,411)	799,943	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.258%	39,197	(2,741)	41,938	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.272%	76,897	(5,482)	82,379	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.810%	70,121	(16,447)	86,568	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.344%	34,891	(2,741)	37,632	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.438%	180,884	(16,447)	197,331	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	24.094%	(825,961)	(2,741)	(823,220)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.316%	36,310	(2,741)	39,051	MSI

See Notes to Financial Statements.

122

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.986%	$7,616	$(6,853)	$14,469	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.422%	139,272	(12,335)	151,607	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	1.045%	138	(2,741)	2,879	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.463%	28,970	(2,741)	31,711	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.356%	34,283	(2,741)	37,024	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	1.392%	(92,920)	(15,077)	(77,843)	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	1.909%	(251,532)	(16,447)	(235,085)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.264%	38,880	(2,741)	41,621	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.510%	146,506	(15,077)	161,583	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.258%	39,197	(498)	39,695	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.272%	76,896	(996)	77,892	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.810%	70,121	(2,988)	73,109	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.344%	34,891	(498)	35,389	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.438%	$180,883	$(2,988)	$183,871	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	24.094%	(825,961)	(498)	(825,463)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.316%	36,309	(498)	36,807	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.986%	7,616	(1,245)	8,861	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.422%	139,272	(2,241)	141,513	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	1.045%	138	(498)	636	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.463%	28,970	(498)	29,468	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.356%	34,282	(498)	34,780	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	1.392%	(92,920)	(2,739)	(90,181)	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	1.909%	(251,533)	(2,988)	(248,545)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.264%	38,880	(498)	39,378	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.510%	146,506	(2,739)	149,245	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.258%	78,393	(996)	79,389	MSI

See Notes to Financial Statements.

124

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.272%	$153,792	$(1,992)	$155,784	MSI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.810%	140,242	(5,976)	146,218	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.344%	69,782	(996)	70,778	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.438%	361,767	(5,976)	367,743	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	24.094%	(1,651,923)	(996)	(1,650,927)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.316%	72,619	(996)	73,615	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.986%	15,232	(2,490)	17,722	MSI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.422%	278,543	(4,482)	283,025	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	1.045%	276	(996)	1,272	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.463%	57,939	(996)	58,935	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.356%	68,565	(996)	69,561	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	1.392%	(185,839)	(5,478)	(180,361)	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	1.909%	(503,066)	(5,976)	(497,090)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.264%	$77,760	$(996)	$78,756	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.510%	293,013	(5,478)	298,491	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.226%	25,411	(360)	25,771	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.227%	50,717	(720)	51,437	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.678%	69,237	(2,160)	71,397	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.292%	23,381	(360)	23,741	BARC
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.382%	123,465	(2,160)	125,625	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	23.423%	(529,927)	(360)	(529,567)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.257%	24,446	(360)	24,806	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.778%	21,216	(900)	22,116	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.354%	96,493	(1,620)	98,113	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	0.859%	6,016	(360)	6,376	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.376%	20,797	(360)	21,157	BARC

See Notes to Financial Statements.

126

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.286%	$23,530	$(360)	$23,890	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	1.132%	(11,276)	(1,800)	(9,476)	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	1.582%	(94,763)	(2,160)	(92,603)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.226%	25,391	(360)	25,751	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.399%	120,517	(2,160)	122,677	BARC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.258%	5,879	(89)	5,968	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.272%	11,534	(178)	11,712	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.810%	10,518	(533)	11,051	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.344%	5,234	(89)	5,323	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.438%	27,133	(533)	27,666	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	24.094%	(123,894)	(89)	(123,805)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.316%	5,446	(89)	5,535	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.986%	$1,143	$(222)	$1,365	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.422%	20,891	(400)	21,291	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	1.045%	21	(89)	110	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.463%	4,345	(89)	4,434	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.356%	5,142	(89)	5,231	BOA
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	1.392%	(13,938)	(489)	(13,449)	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	1.909%	(37,730)	(533)	(37,197)	BOA
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.264%	5,832	(89)	5,921	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.510%	21,976	(489)	22,465	BOA
Arab Republic of Egypt (D17)	06/20/28	1.000%(Q)	2,000	5.880%	(320,627)	(2,800)	(317,827)	MSI
Dominican Republic (D17)	06/20/28	1.000%(Q)	2,000	1.410%	(27,952)	(2,800)	(25,152)	MSI
Emirate of Abu Dhabi (D17)	06/20/28	1.000%(Q)	2,000	0.343%	51,793	(2,800)	54,593	MSI
Federation of Malaysia (D17)	06/20/28	1.000%(Q)	3,000	0.391%	71,999	(4,200)	76,199	MSI

See Notes to Financial Statements.

128

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D17)	06/20/28	1.000%(Q)	10,000	1.181%	$(55,315)	$(13,999)	$(41,316)	MSI
Kingdom of Bahrain (D17)	06/20/28	1.000%(Q)	2,000	1.613%	(42,633)	(2,800)	(39,833)	MSI
Kingdom of Saudi Arabia (D17)	06/20/28	1.000%(Q)	4,000	0.461%	85,631	(5,600)	91,231	MSI
People’s Republic of China (D17)	06/20/28	1.000%(Q)	10,000	0.578%	169,161	(13,999)	183,160	MSI
Republic of Argentina (D17)	06/20/28	1.000%(Q)	2,000	24.652%	(1,052,100)	(2,800)	(1,049,300)	MSI
Republic of Chile (D17)	06/20/28	1.000%(Q)	5,000	0.487%	102,198	(7,000)	109,198	MSI
Republic of Colombia (D17)	06/20/28	1.000%(Q)	7,000	1.498%	(120,230)	(9,799)	(110,431)	MSI
Republic of Indonesia (D17)	06/20/28	1.000%(Q)	9,000	0.623%	137,285	(12,599)	149,884	MSI
Republic of Panama (D17)	06/20/28	1.000%(Q)	2,000	1.501%	(34,550)	(2,800)	(31,750)	MSI
Republic of Peru (D17)	06/20/28	1.000%(Q)	3,000	0.677%	39,743	(4,200)	43,943	MSI
Republic of Philippines (D17)	06/20/28	1.000%(Q)	3,000	0.546%	54,486	(4,200)	58,686	MSI
Republic of South Africa (D17)	06/20/28	1.000%(Q)	10,000	1.976%	(344,696)	(13,999)	(330,697)	MSI
Republic of Turkey (D17)	06/20/28	1.000%(Q)	10,000	2.542%	(543,203)	(13,999)	(529,204)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	129

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D17)	06/20/28	1.000%(Q)	2,000	0.354%	$50,907	$(2,800)	$53,707	MSI
Sultanate of Oman (D17)	06/20/28	1.000%(Q)	2,000	0.810%	16,504	(2,800)	19,304	MSI
United Mexican States (D17)	06/20/28	1.000%(Q)	10,000	0.778%	94,644	(13,999)	108,643	MSI
Arab Republic of Egypt (D18)	06/20/28	1.000%(Q)	2,000	5.880%	(320,627)	(2,800)	(317,827)	MSI
Dominican Republic (D18)	06/20/28	1.000%(Q)	2,000	1.410%	(27,952)	(2,800)	(25,152)	MSI
Emirate of Abu Dhabi (D18)	06/20/28	1.000%(Q)	2,000	0.343%	51,793	(2,800)	54,593	MSI
Federation of Malaysia (D18)	06/20/28	1.000%(Q)	3,000	0.391%	71,999	(4,200)	76,199	MSI
Federative Republic of Brazil (D18)	06/20/28	1.000%(Q)	10,000	1.181%	(55,315)	(13,999)	(41,316)	MSI
Kingdom of Bahrain (D18)	06/20/28	1.000%(Q)	2,000	1.613%	(42,633)	(2,800)	(39,833)	MSI
Kingdom of Saudi Arabia (D18)	06/20/28	1.000%(Q)	4,000	0.461%	85,631	(5,600)	91,231	MSI
People’s Republic of China (D18)	06/20/28	1.000%(Q)	10,000	0.578%	169,161	(13,999)	183,160	MSI
Republic of Argentina (D18)	06/20/28	1.000%(Q)	2,000	24.652%	(1,052,100)	(2,800)	(1,049,300)	MSI
Republic of Chile (D18)	06/20/28	1.000%(Q)	5,000	0.487%	102,198	(7,000)	109,198	MSI

See Notes to Financial Statements.

130

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D18)	06/20/28	1.000%(Q)	7,000	1.498%	$(120,230)	$(9,799)	$(110,431)	MSI
Republic of Indonesia (D18)	06/20/28	1.000%(Q)	9,000	0.623%	137,285	(12,599)	149,884	MSI
Republic of Panama (D18)	06/20/28	1.000%(Q)	2,000	1.501%	(34,550)	(2,800)	(31,750)	MSI
Republic of Peru (D18)	06/20/28	1.000%(Q)	3,000	0.677%	39,743	(4,200)	43,943	MSI
Republic of Philippines (D18)	06/20/28	1.000%(Q)	3,000	0.546%	54,486	(4,200)	58,686	MSI
Republic of South Africa (D18)	06/20/28	1.000%(Q)	10,000	1.976%	(344,696)	(13,999)	(330,697)	MSI
Republic of Turkey (D18)	06/20/28	1.000%(Q)	10,000	2.542%	(543,203)	(13,999)	(529,204)	MSI
State of Qatar (D18)	06/20/28	1.000%(Q)	2,000	0.354%	50,907	(2,800)	53,707	MSI
Sultanate of Oman (D18)	06/20/28	1.000%(Q)	2,000	0.810%	16,504	(2,800)	19,304	MSI
United Mexican States (D18)	06/20/28	1.000%(Q)	10,000	0.778%	94,644	(13,999)	108,643	MSI
Arab Republic of Egypt (D19)	06/20/28	1.000%(Q)	2,000	5.880%	(320,627)	(2,800)	(317,827)	BARC
Dominican Republic (D19)	06/20/28	1.000%(Q)	2,000	1.410%	(27,952)	(2,800)	(25,152)	BARC
Emirate of Abu Dhabi (D19)	06/20/28	1.000%(Q)	2,000	0.343%	51,793	(2,800)	54,593	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	131

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D19)	06/20/28	1.000	%(Q)	3,000	0.391%	$71,999	$(4,200)	$76,199	BARC
Federative Republic of Brazil (D19)	06/20/28	1.000	%(Q)	10,000	1.181%	(55,315)	(13,999)	(41,316)	BARC
Kingdom of Bahrain (D19)	06/20/28	1.000	%(Q)	2,000	1.613%	(42,633)	(2,800)	(39,833)	BARC
Kingdom of Saudi Arabia (D19)	06/20/28	1.000	%(Q)	4,000	0.461%	85,631	(5,600)	91,231	BARC
People’s Republic of China (D19)	06/20/28	1.000	%(Q)	10,000	0.578%	169,161	(13,999)	183,160	BARC
Republic of Argentina (D19)	06/20/28	1.000	%(Q)	2,000	24.652%	(1,052,100)	(2,800)	(1,049,300)	BARC
Republic of Chile (D19)	06/20/28	1.000	%(Q)	5,000	0.487%	102,198	(7,000)	109,198	BARC
Republic of Colombia (D19)	06/20/28	1.000	%(Q)	7,000	1.498%	(120,230)	(9,799)	(110,431)	BARC
Republic of Indonesia (D19)	06/20/28	1.000	%(Q)	9,000	0.623%	137,285	(12,599)	149,884	BARC
Republic of Panama (D19)	06/20/28	1.000	%(Q)	2,000	1.501%	(34,550)	(2,800)	(31,750)	BARC
Republic of Peru (D19)	06/20/28	1.000	%(Q)	3,000	0.677%	39,743	(4,200)	43,943	BARC
Republic of Philippines (D19)	06/20/28	1.000	%(Q)	3,000	0.546%	54,486	(4,200)	58,686	BARC
Republic of South Africa (D19)	06/20/28	1.000	%(Q)	10,000	1.976%	(344,696)	(13,999)	(330,697)	BARC

See Notes to Financial Statements.

132

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D19)	06/20/28	1.000	%(Q)	10,000	2.542%	$(543,203)	$(13,999)	$(529,204)	BARC
State of Qatar (D19)	06/20/28	1.000	%(Q)	2,000	0.354%	50,907	(2,800)	53,707	BARC
Sultanate of Oman (D19)	06/20/28	1.000	%(Q)	2,000	0.810%	16,504	(2,800)	19,304	BARC
United Mexican States (D19)	06/20/28	1.000	%(Q)	10,000	0.778%	94,644	(13,999)	108,643	BARC
Arab Republic of Egypt (D20)	12/20/27	1.000	%(Q)	2,000	5.767%	(283,699)	(2,813)	(280,886)	MSI
Emirate of Abu Dhabi (D20)	12/20/27	1.000	%(Q)	2,000	0.316%	48,121	(2,813)	50,934	MSI
Federation of Malaysia (D20)	12/20/27	1.000	%(Q)	3,000	0.353%	68,259	(4,219)	72,478	MSI
Federative Republic of Brazil (D20)	12/20/27	1.000	%(Q)	12,000	1.060%	(9,841)	(16,878)	7,037	MSI
Kingdom of Saudi Arabia (D20)	12/20/27	1.000	%(Q)	2,000	0.426%	40,684	(2,813)	43,497	MSI
People’s Republic of China (D20)	12/20/27	1.000	%(Q)	12,000	0.534%	199,858	(16,878)	216,736	MSI
Republic of Argentina (D20)	12/20/27	1.000	%(Q)	2,000	24.602%	(993,325)	(2,813)	(990,512)	MSI
Republic of Chile (D20)	12/20/27	1.000	%(Q)	3,000	0.430%	60,605	(4,219)	64,824	MSI
Republic of Colombia (D20)	12/20/27	1.000	%(Q)	6,000	1.338%	(59,753)	(8,439)	(51,314)	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	133

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D20)	12/20/27	1.000	%(Q)	10,000	0.556%	$159,248	$(14,065)	$173,313	MSI
Republic of Panama (D20)	12/20/27	1.000	%(Q)	2,000	1.359%	(21,257)	(2,813)	(18,444)	MSI
Republic of Peru (D20)	12/20/27	1.000	%(Q)	3,000	0.610%	42,461	(4,219)	46,680	MSI
Republic of Philippines (D20)	12/20/27	1.000	%(Q)	2,000	0.484%	36,707	(2,813)	39,520	MSI
Republic of South Africa (D20)	12/20/27	1.000	%(Q)	11,000	1.801%	(274,904)	(15,471)	(259,433)	MSI
Republic of Turkey (D20)	12/20/27	1.000	%(Q)	12,000	2.365%	(514,618)	(16,878)	(497,740)	MSI
State of Qatar (D20)	12/20/27	1.000	%(Q)	2,000	0.327%	47,377	(2,813)	50,190	MSI
Sultanate of Oman (D20)	12/20/27	1.000	%(Q)	2,000	0.707%	21,802	(2,813)	24,615	MSI
United Mexican States (D20)	12/20/27	1.000	%(Q)	12,000	0.695%	135,940	(16,878)	152,818	MSI
Arab Republic of Egypt (D21)	12/20/27	1.000	%(Q)	2,000	5.767%	(283,699)	(2,813)	(280,886)	BARC
Emirate of Abu Dhabi (D21)	12/20/27	1.000	%(Q)	2,000	0.316%	48,121	(2,813)	50,934	BARC
Federation of Malaysia (D21)	12/20/27	1.000	%(Q)	3,000	0.353%	68,259	(4,219)	72,478	BARC
Federative Republic of Brazil (D21)	12/20/27	1.000	%(Q)	12,000	1.060%	(9,841)	(16,878)	7,037	BARC

See Notes to Financial Statements.

134

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D21)	12/20/27	1.000	%(Q)	2,000	0.426%	$40,684	$(2,813)	$43,497	BARC
People’s Republic of China (D21)	12/20/27	1.000	%(Q)	12,000	0.534%	199,858	(16,878)	216,736	BARC
Republic of Argentina (D21)	12/20/27	1.000	%(Q)	2,000	24.602%	(993,325)	(2,813)	(990,512)	BARC
Republic of Chile (D21)	12/20/27	1.000	%(Q)	3,000	0.430%	60,605	(4,219)	64,824	BARC
Republic of Colombia (D21)	12/20/27	1.000	%(Q)	6,000	1.338%	(59,753)	(8,439)	(51,314)	BARC
Republic of Indonesia (D21)	12/20/27	1.000	%(Q)	10,000	0.556%	159,248	(14,065)	173,313	BARC
Republic of Panama (D21)	12/20/27	1.000	%(Q)	2,000	1.359%	(21,257)	(2,813)	(18,444)	BARC
Republic of Peru (D21)	12/20/27	1.000	%(Q)	3,000	0.610%	42,461	(4,219)	46,680	BARC
Republic of Philippines (D21)	12/20/27	1.000	%(Q)	2,000	0.484%	36,707	(2,813)	39,520	BARC
Republic of South Africa (D21)	12/20/27	1.000	%(Q)	11,000	1.801%	(274,904)	(15,471)	(259,433)	BARC
Republic of Turkey (D21)	12/20/27	1.000	%(Q)	12,000	2.365%	(514,618)	(16,878)	(497,740)	BARC
State of Qatar (D21)	12/20/27	1.000	%(Q)	2,000	0.327%	47,377	(2,813)	50,190	BARC
Sultanate of Oman (D21)	12/20/27	1.000	%(Q)	2,000	0.707%	21,802	(2,813)	24,615	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	135

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D21)	12/20/27	1.000	%(Q)	12,000	0.695%	$135,940	$(16,878)	$152,818	BARC
Arab Republic of Egypt (D22)	06/20/28	1.000	%(Q)	1,000	5.880%	(160,314)	(1,426)	(158,888)	BARC
Dominican Republic (D22)	06/20/28	1.000	%(Q)	1,000	1.410%	(13,976)	(1,426)	(12,550)	BARC
Emirate of Abu Dhabi (D22)	06/20/28	1.000	%(Q)	1,000	0.343%	25,896	(1,426)	27,322	BARC
Federation of Malaysia (D22)	06/20/28	1.000	%(Q)	1,500	0.391%	35,999	(2,139)	38,138	BARC
Federative Republic of Brazil (D22)	06/20/28	1.000	%(Q)	5,000	1.181%	(27,658)	(7,129)	(20,529)	BARC
Kingdom of Bahrain (D22)	06/20/28	1.000	%(Q)	1,000	1.613%	(21,317)	(1,426)	(19,891)	BARC
Kingdom of Saudi Arabia (D22)	06/20/28	1.000	%(Q)	2,000	0.461%	42,815	(2,852)	45,667	BARC
People’s Republic of China (D22)	06/20/28	1.000	%(Q)	5,000	0.578%	84,580	(7,129)	91,709	BARC
Republic of Argentina (D22)	06/20/28	1.000	%(Q)	1,000	24.652%	(526,050)	(1,426)	(524,624)	BARC
Republic of Chile (D22)	06/20/28	1.000	%(Q)	2,500	0.487%	51,100	(3,564)	54,664	BARC
Republic of Colombia (D22)	06/20/28	1.000	%(Q)	3,500	1.498%	(60,115)	(4,990)	(55,125)	BARC

See Notes to Financial Statements.

136

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D22)	06/20/28	1.000	%(Q)	4,500	0.623%	$68,642	$(6,416)	$75,058	BARC
Republic of Panama (D22)	06/20/28	1.000	%(Q)	1,000	1.501%	(17,275)	(1,426)	(15,849)	BARC
Republic of Peru (D22)	06/20/28	1.000	%(Q)	1,500	0.677%	19,871	(2,139)	22,010	BARC
Republic of Philippines (D22)	06/20/28	1.000	%(Q)	1,500	0.546%	27,243	(2,139)	29,382	BARC
Republic of South Africa (D22)	06/20/28	1.000	%(Q)	5,000	1.976%	(172,348)	(7,129)	(165,219)	BARC
Republic of Turkey (D22)	06/20/28	1.000	%(Q)	5,000	2.542%	(271,602)	(7,129)	(264,473)	BARC
State of Qatar (D22)	06/20/28	1.000	%(Q)	1,000	0.354%	25,453	(1,426)	26,879	BARC
Sultanate of Oman (D22)	06/20/28	1.000	%(Q)	1,000	0.810%	8,252	(1,426)	9,678	BARC
United Mexican States (D22)	06/20/28	1.000	%(Q)	5,000	0.778%	47,322	(7,129)	54,451	BARC
Arab Republic of Egypt (D23)	06/20/28	1.000	%(Q)	2,000	5.880%	(320,627)	(2,852)	(317,775)	MSI
Dominican Republic (D23)	06/20/28	1.000	%(Q)	2,000	1.410%	(27,952)	(2,852)	(25,100)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000	%(Q)	2,000	0.343%	51,793	(2,852)	54,645	MSI
Federation of Malaysia (D23)	06/20/28	1.000	%(Q)	3,000	0.391%	71,999	(4,277)	76,276	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	137

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D23)	06/20/28	1.000	%(Q)	10,000	1.181%	$(55,315)	$(14,258)	$(41,057)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000	%(Q)	2,000	1.613%	(42,634)	(2,852)	(39,782)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000	%(Q)	4,000	0.461%	85,632	(5,703)	91,335	MSI
People’s Republic of China (D23)	06/20/28	1.000	%(Q)	10,000	0.578%	169,161	(14,258)	183,419	MSI
Republic of Argentina (D23)	06/20/28	1.000	%(Q)	2,000	24.652%	(1,052,101)	(2,852)	(1,049,249)	MSI
Republic of Chile (D23)	06/20/28	1.000	%(Q)	5,000	0.487%	102,199	(7,129)	109,328	MSI
Republic of Colombia (D23)	06/20/28	1.000	%(Q)	7,000	1.498%	(120,230)	(9,980)	(110,250)	MSI
Republic of Indonesia (D23)	06/20/28	1.000	%(Q)	9,000	0.623%	137,284	(12,832)	150,116	MSI
Republic of Panama (D23)	06/20/28	1.000	%(Q)	2,000	1.501%	(34,550)	(2,852)	(31,698)	MSI
Republic of Peru (D23)	06/20/28	1.000	%(Q)	3,000	0.677%	39,743	(4,277)	44,020	MSI
Republic of Philippines (D23)	06/20/28	1.000	%(Q)	3,000	0.546%	54,486	(4,277)	58,763	MSI
Republic of South Africa (D23)	06/20/28	1.000	%(Q)	10,000	1.976%	(344,697)	(14,258)	(330,439)	MSI
Republic of Turkey (D23)	06/20/28	1.000	%(Q)	10,000	2.542%	(543,204)	(14,258)	(528,946)	MSI

See Notes to Financial Statements.

138

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D23)	06/20/28	1.000	%(Q)	2,000	0.354%	$50,906	$(2,852)	$53,758	MSI
Sultanate of Oman (D23)	06/20/28	1.000	%(Q)	2,000	0.810%	16,503	(2,852)	19,355	MSI
United Mexican States (D23)	06/20/28	1.000	%(Q)	10,000	0.778%	94,644	(14,258)	108,902	MSI
Arab Republic of Egypt (D24)	06/20/28	1.000	%(Q)	2,000	5.880%	(320,627)	(2,955)	(317,672)	MSI
Dominican Republic (D24)	06/20/28	1.000	%(Q)	2,000	1.410%	(27,952)	(2,955)	(24,997)	MSI
Emirate of Abu Dhabi (D24)	06/20/28	1.000	%(Q)	2,000	0.343%	51,794	(2,955)	54,749	MSI
Federation of Malaysia (D24)	06/20/28	1.000	%(Q)	3,000	0.391%	71,998	(4,433)	76,431	MSI
Federative Republic of Brazil (D24)	06/20/28	1.000	%(Q)	10,000	1.181%	(55,314)	(14,775)	(40,539)	MSI
Kingdom of Bahrain (D24)	06/20/28	1.000	%(Q)	2,000	1.613%	(42,633)	(2,955)	(39,678)	MSI
Kingdom of Saudi Arabia (D24)	06/20/28	1.000	%(Q)	4,000	0.461%	85,632	(5,910)	91,542	MSI
People’s Republic of China (D24)	06/20/28	1.000	%(Q)	10,000	0.578%	169,161	(14,775)	183,936	MSI
Republic of Argentina (D24)	06/20/28	1.000	%(Q)	2,000	24.652%	(1,052,100)	(2,955)	(1,049,145)	MSI
Republic of Chile (D24)	06/20/28	1.000	%(Q)	5,000	0.487%	102,199	(7,388)	109,587	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	139

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D24)	06/20/28	1.000	%(Q)	7,000	1.498%	$(120,231)	$(10,343)	$(109,888)	MSI
Republic of Indonesia (D24)	06/20/28	1.000	%(Q)	9,000	0.623%	137,284	(13,298)	150,582	MSI
Republic of Panama (D24)	06/20/28	1.000	%(Q)	2,000	1.501%	(34,550)	(2,955)	(31,595)	MSI
Republic of Peru (D24)	06/20/28	1.000	%(Q)	3,000	0.677%	39,743	(4,433)	44,176	MSI
Republic of Philippines (D24)	06/20/28	1.000	%(Q)	3,000	0.546%	54,486	(4,433)	58,919	MSI
Republic of South Africa (D24)	06/20/28	1.000	%(Q)	10,000	1.976%	(344,696)	(14,775)	(329,921)	MSI
Republic of Turkey (D24)	06/20/28	1.000	%(Q)	10,000	2.542%	(543,203)	(14,775)	(528,428)	MSI
State of Qatar (D24)	06/20/28	1.000	%(Q)	2,000	0.354%	50,907	(2,955)	53,862	MSI
Sultanate of Oman (D24)	06/20/28	1.000	%(Q)	2,000	0.810%	16,504	(2,955)	19,459	MSI
United Mexican States (D24)	06/20/28	1.000	%(Q)	10,000	0.778%	94,644	(14,775)	109,419	MSI
Arab Republic of Egypt (D25)	06/20/28	1.000	%(Q)	2,000	5.880%	(320,626)	(4,324)	(316,302)	BARC
Dominican Republic (D25)	06/20/28	1.000	%(Q)	2,000	1.410%	(27,951)	(4,324)	(23,627)	BARC
Emirate of Abu Dhabi (D25)	06/20/28	1.000	%(Q)	2,000	0.343%	51,794	(4,324)	56,118	BARC

See Notes to Financial Statements.

140

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D25)	06/20/28	1.000	%(Q)	3,000	0.391%	$71,998	$(6,487)	$78,485	BARC
Federative Republic of Brazil (D25)	06/20/28	1.000	%(Q)	10,000	1.181%	(55,315)	(21,622)	(33,693)	BARC
Kingdom of Bahrain (D25)	06/20/28	1.000	%(Q)	2,000	1.613%	(42,633)	(4,324)	(38,309)	BARC
Kingdom of Saudi Arabia (D25)	06/20/28	1.000	%(Q)	4,000	0.461%	85,631	(8,649)	94,280	BARC
People’s Republic of China (D25)	06/20/28	1.000	%(Q)	10,000	0.578%	169,161	(21,622)	190,783	BARC
Republic of Argentina (D25)	06/20/28	1.000	%(Q)	2,000	24.652%	(1,052,100)	(4,324)	(1,047,776)	BARC
Republic of Chile (D25)	06/20/28	1.000	%(Q)	5,000	0.487%	102,199	(10,811)	113,010	BARC
Republic of Colombia (D25)	06/20/28	1.000	%(Q)	7,000	1.498%	(120,230)	(15,135)	(105,095)	BARC
Republic of Indonesia (D25)	06/20/28	1.000	%(Q)	9,000	0.623%	137,284	(19,460)	156,744	BARC
Republic of Panama (D25)	06/20/28	1.000	%(Q)	2,000	1.501%	(34,549)	(4,324)	(30,225)	BARC
Republic of Peru (D25)	06/20/28	1.000	%(Q)	3,000	0.677%	39,743	(6,487)	46,230	BARC
Republic of Philippines (D25)	06/20/28	1.000	%(Q)	3,000	0.546%	54,486	(6,487)	60,973	BARC
Republic of South Africa (D25)	06/20/28	1.000	%(Q)	10,000	1.976%	(344,696)	(21,622)	(323,074)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	141

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D25)	06/20/28	1.000	%(Q)	10,000	2.542%	$(543,203)	$(21,622)	$(521,581)	BARC
State of Qatar (D25)	06/20/28	1.000	%(Q)	2,000	0.354%	50,907	(4,324)	55,231	BARC
Sultanate of Oman (D25)	06/20/28	1.000	%(Q)	2,000	0.810%	16,504	(4,324)	20,828	BARC
United Mexican States (D25)	06/20/28	1.000	%(Q)	10,000	0.778%	94,644	(21,622)	116,266	BARC
Arab Republic of Egypt (D26)	06/20/28	1.000	%(Q)	2,000	5.880%	(320,627)	(4,378)	(316,249)	MSI
Dominican Republic (D26)	06/20/28	1.000	%(Q)	2,000	1.410%	(27,952)	(4,378)	(23,574)	MSI
Emirate of Abu Dhabi (D26)	06/20/28	1.000	%(Q)	2,000	0.343%	51,793	(4,378)	56,171	MSI
Federation of Malaysia (D26)	06/20/28	1.000	%(Q)	3,000	0.391%	71,999	(6,567)	78,566	MSI
Federative Republic of Brazil (D26)	06/20/28	1.000	%(Q)	10,000	1.181%	(55,315)	(21,890)	(33,425)	MSI
Kingdom of Bahrain (D26)	06/20/28	1.000	%(Q)	2,000	1.613%	(42,633)	(4,378)	(38,255)	MSI
Kingdom of Saudi Arabia (D26)	06/20/28	1.000	%(Q)	4,000	0.461%	85,632	(8,756)	94,388	MSI
People’s Republic of China (D26)	06/20/28	1.000	%(Q)	10,000	0.578%	169,161	(21,890)	191,051	MSI

See Notes to Financial Statements.

142

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D26)	06/20/28	1.000	%(Q)	2,000	24.652%	$(1,052,100)	$(4,378)	$(1,047,722)	MSI
Republic of Chile (D26)	06/20/28	1.000	%(Q)	5,000	0.487%	102,199	(10,945)	113,144	MSI
Republic of Colombia (D26)	06/20/28	1.000	%(Q)	7,000	1.498%	(120,231)	(15,323)	(104,908)	MSI
Republic of Indonesia (D26)	06/20/28	1.000	%(Q)	9,000	0.623%	137,284	(19,701)	156,985	MSI
Republic of Panama (D26)	06/20/28	1.000	%(Q)	2,000	1.501%	(34,550)	(4,378)	(30,172)	MSI
Republic of Peru (D26)	06/20/28	1.000	%(Q)	3,000	0.677%	39,743	(6,567)	46,310	MSI
Republic of Philippines (D26)	06/20/28	1.000	%(Q)	3,000	0.546%	54,486	(6,567)	61,053	MSI
Republic of South Africa (D26)	06/20/28	1.000	%(Q)	10,000	1.976%	(344,697)	(21,890)	(322,807)	MSI
Republic of Turkey (D26)	06/20/28	1.000	%(Q)	10,000	2.542%	(543,204)	(21,890)	(521,314)	MSI
State of Qatar (D26)	06/20/28	1.000	%(Q)	2,000	0.354%	50,907	(4,378)	55,285	MSI
Sultanate of Oman (D26)	06/20/28	1.000	%(Q)	2,000	0.810%	16,504	(4,378)	20,882	MSI
United Mexican States (D26)	06/20/28	1.000	%(Q)	10,000	0.778%	94,644	(21,890)	116,534	MSI
Arab Republic of Egypt (D27)	12/20/27	1.000	%(Q)	2,000	5.767%	(283,699)	(817)	(282,882)	MSI
Emirate of Abu Dhabi (D27)	12/20/27	1.000	%(Q)	2,000	0.316%	48,121	(817)	48,938	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	143

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D27)	12/20/27	1.000%(Q)	3,000	0.353%	$68,259	$(1,225)	$69,484	MSI
Federative Republic of Brazil (D27)	12/20/27	1.000%(Q)	12,000	1.060%	(9,840)	(4,901)	(4,939)	MSI
Kingdom of Saudi Arabia (D27)	12/20/27	1.000%(Q)	2,000	0.426%	40,684	(817)	41,501	MSI
People’s Republic of China (D27)	12/20/27	1.000%(Q)	12,000	0.534%	199,859	(4,901)	204,760	MSI
Republic of Argentina (D27)	12/20/27	1.000%(Q)	2,000	24.602%	(993,325)	(817)	(992,508)	MSI
Republic of Chile (D27)	12/20/27	1.000%(Q)	3,000	0.430%	60,605	(1,225)	61,830	MSI
Republic of Colombia (D27)	12/20/27	1.000%(Q)	6,000	1.338%	(59,753)	(2,451)	(57,302)	MSI
Republic of Indonesia (D27)	12/20/27	1.000%(Q)	10,000	0.556%	159,248	(4,085)	163,333	MSI
Republic of Panama (D27)	12/20/27	1.000%(Q)	2,000	1.359%	(21,257)	(817)	(20,440)	MSI
Republic of Peru (D27)	12/20/27	1.000%(Q)	3,000	0.610%	42,461	(1,225)	43,686	MSI
Republic of Philippines (D27)	12/20/27	1.000%(Q)	2,000	0.484%	36,707	(817)	37,524	MSI
Republic of South Africa (D27)	12/20/27	1.000%(Q)	11,000	1.801%	(274,904)	(4,493)	(270,411)	MSI
Republic of Turkey (D27)	12/20/27	1.000%(Q)	12,000	2.365%	(514,617)	(4,901)	(509,716)	MSI

See Notes to Financial Statements.

144

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D27)	12/20/27	1.000%(Q)	2,000	0.327%	$47,376	$(817)	$48,193	MSI
Sultanate of Oman (D27)	12/20/27	1.000%(Q)	2,000	0.707%	21,802	(817)	22,619	MSI
United Mexican States (D27)	12/20/27	1.000%(Q)	12,000	0.695%	135,941	(4,901)	140,842	MSI
Arab Republic of Egypt (D28)	12/20/27	1.000%(Q)	2,000	5.767%	(283,699)	(869)	(282,830)	MSI
Emirate of Abu Dhabi (D28)	12/20/27	1.000%(Q)	2,000	0.316%	48,121	(869)	48,990	MSI
Federation of Malaysia (D28)	12/20/27	1.000%(Q)	3,000	0.353%	68,259	(1,303)	69,562	MSI
Federative Republic of Brazil (D28)	12/20/27	1.000%(Q)	12,000	1.060%	(9,840)	(5,211)	(4,629)	MSI
Kingdom of Saudi Arabia (D28)	12/20/27	1.000%(Q)	2,000	0.426%	40,683	(869)	41,552	MSI
People’s Republic of China (D28)	12/20/27	1.000%(Q)	12,000	0.534%	199,859	(5,211)	205,070	MSI
Republic of Argentina (D28)	12/20/27	1.000%(Q)	2,000	24.602%	(993,326)	(869)	(992,457)	MSI
Republic of Chile (D28)	12/20/27	1.000%(Q)	3,000	0.430%	60,605	(1,303)	61,908	MSI
Republic of Colombia (D28)	12/20/27	1.000%(Q)	6,000	1.338%	(59,753)	(2,606)	(57,147)	MSI
Republic of Indonesia (D28)	12/20/27	1.000%(Q)	10,000	0.556%	159,249	(4,343)	163,592	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	145

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D28)	12/20/27	1.000%(Q)	2,000	1.359%	$(21,257)	$(869)	$(20,388)	MSI
Republic of Peru (D28)	12/20/27	1.000%(Q)	3,000	0.610%	42,461	(1,303)	43,764	MSI
Republic of Philippines (D28)	12/20/27	1.000%(Q)	2,000	0.484%	36,706	(869)	37,575	MSI
Republic of South Africa (D28)	12/20/27	1.000%(Q)	11,000	1.801%	(274,904)	(4,777)	(270,127)	MSI
Republic of Turkey (D28)	12/20/27	1.000%(Q)	12,000	2.365%	(514,617)	(5,211)	(509,406)	MSI
State of Qatar (D28)	12/20/27	1.000%(Q)	2,000	0.327%	47,376	(869)	48,245	MSI
Sultanate of Oman (D28)	12/20/27	1.000%(Q)	2,000	0.707%	21,802	(869)	22,671	MSI
United Mexican States (D28)	12/20/27	1.000%(Q)	12,000	0.695%	135,941	(5,211)	141,152	MSI
Arab Republic of Egypt (D29)	06/20/28	1.000%(Q)	900	5.880%	(144,282)	(489)	(143,793)	BARC
Dominican Republic (D29)	06/20/28	1.000%(Q)	900	1.410%	(12,579)	(489)	(12,090)	BARC
Emirate of Abu Dhabi (D29)	06/20/28	1.000%(Q)	900	0.343%	23,307	(489)	23,796	BARC
Federation of Malaysia (D29)	06/20/28	1.000%(Q)	1,350	0.391%	32,400	(733)	33,133	BARC
Federative Republic of Brazil (D29)	06/20/28	1.000%(Q)	4,500	1.181%	(24,892)	(2,444)	(22,448)	BARC

See Notes to Financial Statements.

146

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Bahrain (D29)	06/20/28	1.000%(Q)	900	1.613%	$(19,185)	$(489)	$(18,696)	BARC
Kingdom of Saudi Arabia (D29)	06/20/28	1.000%(Q)	1,800	0.461%	38,534	(978)	39,512	BARC
People’s Republic of China (D29)	06/20/28	1.000%(Q)	4,500	0.578%	76,122	(2,444)	78,566	BARC
Republic of Argentina (D29)	06/20/28	1.000%(Q)	900	24.652%	(473,445)	(489)	(472,956)	BARC
Republic of Chile (D29)	06/20/28	1.000%(Q)	2,250	0.487%	45,989	(1,222)	47,211	BARC
Republic of Colombia (D29)	06/20/28	1.000%(Q)	3,150	1.498%	(54,104)	(1,711)	(52,393)	BARC
Republic of Indonesia (D29)	06/20/28	1.000%(Q)	4,050	0.623%	61,778	(2,199)	63,977	BARC
Republic of Panama (D29)	06/20/28	1.000%(Q)	900	1.501%	(15,548)	(489)	(15,059)	BARC
Republic of Peru (D29)	06/20/28	1.000%(Q)	1,350	0.677%	17,885	(733)	18,618	BARC
Republic of Philippines (D29)	06/20/28	1.000%(Q)	1,350	0.546%	24,519	(733)	25,252	BARC
Republic of South Africa (D29)	06/20/28	1.000%(Q)	4,500	1.976%	(155,113)	(2,444)	(152,669)	BARC
Republic of Turkey (D29)	06/20/28	1.000%(Q)	4,500	2.542%	(244,442)	(2,444)	(241,998)	BARC
State of Qatar (D29)	06/20/28	1.000%(Q)	900	0.354%	22,908	(489)	23,397	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	147

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman (D29)	06/20/28	1.000%(Q)	900	0.810%	$7,427	$(489)	$7,916	BARC
United Mexican States (D29)	06/20/28	1.000%(Q)	4,500	0.778%	42,590	(2,444)	45,034	BARC
ADT Security Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.354%	(1,819)	(765)	(1,054)	CITI
AES Corp. (The) (D30)	12/20/24	0.250%(Q)	5,000	0.200%	3,047	(765)	3,812	CITI
Ally Financial, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.468%	(5,441)	(765)	(4,676)	CITI
Alstom SA (D30)	12/20/24	0.250%(Q)	5,000	0.268%	875	(765)	1,640	CITI
American Axle & Manufacturing, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.647%	(11,079)	(765)	(10,314)	CITI
Amkor Technology, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.234%	1,980	(765)	2,745	CITI
Anglo American PLC (D30)	12/20/24	0.250%(Q)	5,000	0.182%	3,598	(765)	4,363	CITI
Anywhere Real Estate Group LLC (D30)	12/20/24	0.250%(Q)	5,000	5.703%	(166,898)	(765)	(166,133)	CITI
Apache Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.177%	3,773	(765)	4,538	CITI
ArcelorMittal SA (D30)	12/20/24	0.250%(Q)	5,000	0.263%	1,031	(765)	1,796	CITI
Arrow Electronics, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.150%	4,641	(765)	5,406	CITI
Ashland LLC (D30)	12/20/24	0.250%(Q)	5,000	0.170%	3,979	(765)	4,744	CITI
AT&T, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.321%	(802)	(765)	(37)	CITI

See Notes to Financial Statements.

148

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avient Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.209%	$2,745	$(765)	$3,510	CITI
Avis Budget Group, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.780%	(15,284)	(765)	(14,519)	CITI
Avnet, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.162%	4,244	(765)	5,009	CITI
Bath & Body Works, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.220%	2,405	(765)	3,170	CITI
Beazer Homes USA, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.237%	1,873	(765)	2,638	CITI
Best Buy Co., Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.165%	4,147	(765)	4,912	CITI
Boeing Co. (D30)	12/20/24	0.250%(Q)	5,000	0.414%	(3,721)	(765)	(2,956)	CITI
Boyd Gaming Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.309%	(416)	(765)	349	CITI
British Telecommunications PLC (D30)	12/20/24	0.250%(Q)	5,000	0.155%	4,460	(765)	5,225	CITI
Calpine Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.808%	(16,152)	(765)	(15,387)	CITI
CCO Holdings LLC (D30)	12/20/24	0.250%(Q)	5,000	0.731%	(13,733)	(765)	(12,968)	CITI
Cleveland-Cliffs, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.343%	(1,497)	(765)	(732)	CITI
CMA CGM SA (D30)	12/20/24	0.250%(Q)	5,000	0.764%	(14,766)	(765)	(14,001)	CITI
CNH Industrial NV (D30)	12/20/24	0.250%(Q)	5,000	0.249%	1,501	(765)	2,266	CITI
Constellium SE (D30)	12/20/24	0.250%(Q)	5,000	0.745%	(14,176)	(765)	(13,411)	CITI
Darden Restaurants, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.106%	6,037	(765)	6,802	CITI
DaVita, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.296%	7	(765)	772	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	149

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dell, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.087%	$6,621	$(765)	$7,386	CITI
Delta Air Lines, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.335%	(1,245)	(765)	(480)	CITI
Devon Energy Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.178%	3,725	(765)	4,490	CITI
DISH DBS Corp. (D30)	12/20/24	0.250	%(Q)	5,000	17.960%	(524,832)	(765)	(524,067)	CITI
DXC Technology Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.258%	1,205	(765)	1,970	CITI
Ford Motor Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.235%	1,934	(765)	2,699	CITI
Freeport-McMoRan, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.147%	4,732	(765)	5,497	CITI
Gap, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.340%	(1,384)	(765)	(619)	CITI
General Electric Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.084%	6,732	(765)	7,497	CITI
General Motors Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.176%	3,812	(765)	4,577	CITI
GKN Holdings Ltd. (D30)	12/20/24	0.250	%(Q)	5,000	0.186%	3,489	(765)	4,254	CITI
Goodyear Tire & Rubber Co. (The) (D30)	12/20/24	0.250	%(Q)	5,000	0.475%	(5,667)	(765)	(4,902)	CITI
Halliburton Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.111%	5,870	(765)	6,635	CITI
Hapag-Lloyd AG (D30)	12/20/24	0.250	%(Q)	5,000	0.745%	(14,165)	(765)	(13,400)	CITI
HCA, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.119%	5,603	(765)	6,368	CITI
HeidelbergCement AG (D30)	12/20/24	0.250	%(Q)	5,000	0.162%	4,238	(765)	5,003	CITI
Hess Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.105%	6,052	(765)	6,817	CITI

See Notes to Financial Statements.

150

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Howmet Aerospace, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.193%	$3,264	$(765)	$4,029	CITI
HP, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.132%	5,183	(765)	5,948	CITI
International Game Technology PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.211%	2,688	(765)	3,453	CITI
Iron Mountain, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.235%	1,938	(765)	2,703	CITI
ITV PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.179%	3,702	(765)	4,467	CITI
KB Home (D30)	12/20/24	0.250	%(Q)	5,000	0.218%	2,473	(765)	3,238	CITI
Kohl’s Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.802%	(15,967)	(765)	(15,202)	CITI
Kraft Heinz Foods Co. (D30)	12/20/24	0.250	%(Q)	5,000	0.114%	5,783	(765)	6,548	CITI
Ladbrokes Coral Group Ltd. (D30)	12/20/24	0.250	%(Q)	5,000	0.514%	(6,896)	(765)	(6,131)	CITI
Lamb Weston Holdings, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.219%	2,426	(765)	3,191	CITI
Lanxess AG (D30)	12/20/24	0.250	%(Q)	5,000	0.411%	(3,646)	(765)	(2,881)	CITI
Lennar Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.173%	3,912	(765)	4,677	CITI
Liberty Interactive LLC (D30)	12/20/24	0.250	%(Q)	5,000	8.118%	(240,967)	(765)	(240,202)	CITI
Lumen Technologies, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	8.911%	(266,398)	(765)	(265,633)	CITI
Macy’s, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.514%	(6,883)	(765)	(6,118)	CITI
Marks & Spencer PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.227%	2,186	(765)	2,951	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	151

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Matterhorn Telecom Holding SA (D30)	12/20/24	0.250	%(Q)	5,000	0.538%	$(7,649)	$(765)	$(6,884)	CITI
MDC Holdings, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.129%	5,304	(765)	6,069	CITI
MGM Resorts International (D30)	12/20/24	0.250	%(Q)	5,000	0.396%	(3,154)	(765)	(2,389)	CITI
Netflix, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.115%	5,736	(765)	6,501	CITI
New Albertsons, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.169%	4,025	(765)	4,790	CITI
Next PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.091%	6,488	(765)	7,253	CITI
Nokia OYJ (D30)	12/20/24	0.250	%(Q)	5,000	0.180%	3,679	(765)	4,444	CITI
Nordstrom, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	1.033%	(23,248)	(765)	(22,483)	CITI
NRG Energy, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.450%	(4,855)	(765)	(4,090)	CITI
Olin Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.208%	2,778	(765)	3,543	CITI
Oracle Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.126%	5,382	(765)	6,147	CITI
Paramount Global (D30)	12/20/24	0.250	%(Q)	5,000	0.198%	3,092	(765)	3,857	CITI
Pearson PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.078%	6,917	(765)	7,682	CITI
Petroleo Brasileiro SA (D30)	12/20/24	0.250	%(Q)	5,000	0.283%	420	(765)	1,185	CITI
Premier Foods Finance PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.572%	(8,726)	(765)	(7,961)	CITI
Rexel SA (D30)	12/20/24	0.250	%(Q)	5,000	0.180%	3,682	(765)	4,447	CITI
Sirius XM Radio, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.521%	(7,130)	(765)	(6,365)	CITI

See Notes to Financial Statements.

152

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teck Resources Ltd. (D30)	12/20/24	0.250%(Q)	5,000	0.171%	$3,960	$(765)	$4,725	CITI
TEGNA, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.435%	(4,399)	(765)	(3,634)	CITI
Telecom Italia SpA (D30)	12/20/24	0.250%(Q)	5,000	1.085%	(24,868)	(765)	(24,103)	CITI
Telefonaktiebolaget LM Ericsson (D30)	12/20/24	0.250%(Q)	5,000	0.224%	2,270	(765)	3,035	CITI
Tenet Healthcare Corp. (D30)	12/20/24	0.250%(Q)	5,000	0.210%	2,715	(765)	3,480	CITI
Tesla, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.253%	1,378	(765)	2,143	CITI
Teva Pharmaceutical Industries Ltd. (D30)	12/20/24	0.250%(Q)	5,000	0.249%	1,489	(765)	2,254	CITI
T-Mobile USA, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.169%	4,026	(765)	4,791	CITI
Unibail-Rodamco-Westfield SE (D30)	12/20/24	0.250%(Q)	5,000	0.230%	2,091	(765)	2,856	CITI
Unisys Corp. (D30)	12/20/24	0.250%(Q)	5,000	1.128%	(26,235)	(765)	(25,470)	CITI
United Rentals North America, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.189%	3,378	(765)	4,143	CITI
Universal Health Services, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.192%	3,296	(765)	4,061	CITI
Univision Communications, Inc. (D30)	12/20/24	0.250%(Q)	5,000	0.706%	(12,969)	(765)	(12,204)	CITI
UPC Holding BV (D30)	12/20/24	0.250%(Q)	5,000	0.502%	(6,519)	(765)	(5,754)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	153

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.280%	$517	$(765)	$1,282	CITI
Virgin Media Finance PLC (D30)	12/20/24	0.250	%(Q)	5,000	0.963%	(21,051)	(765)	(20,286)	CITI
Whirlpool Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.237%	1,876	(765)	2,641	CITI
Xerox Corp. (D30)	12/20/24	0.250	%(Q)	5,000	0.659%	(11,459)	(765)	(10,694)	CITI
Yum! Brands, Inc. (D30)	12/20/24	0.250	%(Q)	5,000	0.156%	4,429	(765)	5,194	CITI
Ziggo Bond Co. BV (D30)	12/20/24	0.250	%(Q)	5,000	0.836%	(17,062)	(765)	(16,297)	CITI
Advanced Micro Devices, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.075%	2,144	(174)	2,318	CITI
AES Corp. (The) (D31)	06/20/24	0.250	%(Q)	4,000	0.153%	1,706	(174)	1,880	CITI
Airbus SE (D31)	06/20/24	0.250	%(Q)	4,000	0.104%	1,983	(174)	2,157	CITI
Ally Financial, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.431%	153	(174)	327	CITI
Altria Group, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.063%	2,209	(174)	2,383	CITI
American Axle & Manufacturing, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.588%	(722)	(174)	(548)	CITI
Anglo American PLC (D31)	06/20/24	0.250	%(Q)	4,000	0.179%	1,560	(174)	1,734	CITI
Anheuser-Busch InBev SA (D31)	06/20/24	0.250	%(Q)	4,000	0.164%	1,645	(174)	1,819	CITI
Apache Corp. (D31)	06/20/24	0.250	%(Q)	4,000	0.164%	1,646	(174)	1,820	CITI

See Notes to Financial Statements.

154

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Aramark Services, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.254%	$1,143	$(174)	$1,317	CITI
ArcelorMittal SA (D31)	06/20/24	0.250	%(Q)	4,000	0.262%	1,096	(174)	1,270	CITI
Arrow Electronics, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.095%	2,030	(174)	2,204	CITI
AT&T, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.285%	971	(174)	1,145	CITI
AutoZone, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.044%	2,318	(174)	2,492	CITI
Avnet, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.115%	1,922	(174)	2,096	CITI
Banco Bilbao Vizcaya Argentaria SA (D31)	06/20/24	0.250	%(Q)	4,000	0.262%	1,097	(174)	1,271	CITI
Barclays Bank PLC (D31)	06/20/24	0.250	%(Q)	4,000	0.385%	409	(174)	583	CITI
Barclays Bank PLC (D31)	06/20/24	0.250	%(Q)	4,000	0.265%	1,081	(174)	1,255	CITI
Beazer Homes USA, Inc. (D31)	06/20/24	0.250	%(Q)	4,000	0.170%	1,611	(174)	1,785	CITI
BNP Paribas SA (D31)	06/20/24	0.250	%(Q)	4,000	0.328%	728	(174)	902	CITI
Boeing Co. (D31)	06/20/24	0.250	%(Q)	4,000	0.394%	361	(174)	535	CITI
British Telecommunications PLC (D31)	06/20/24	0.250	%(Q)	4,000	0.153%	1,709	(174)	1,883	CITI
Calpine Corp. (D31)	06/20/24	0.250	%(Q)	4,000	0.803%	(1,924)	(174)	(1,750)	CITI
Campbell Soup Co. (D31)	06/20/24	0.250	%(Q)	4,000	0.081%	2,112	(174)	2,286	CITI
Canadian Natural Resources Ltd. (D31)	06/20/24	0.250	%(Q)	4,000	0.060%	2,229	(174)	2,403	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	155

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CMA CGM SA (D31)	06/20/24	0.250%(Q)	4,000	0.739%	$(1,565)	$(174)	$(1,391)	CITI
Conagra Brands, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.116%	1,913	(174)	2,087	CITI
ConocoPhillips (D31)	06/20/24	0.250%(Q)	4,000	0.067%	2,188	(174)	2,362	CITI
Constellium SE (D31)	06/20/24	0.250%(Q)	4,000	0.693%	(1,309)	(174)	(1,135)	CITI
CSC Holdings LLC (D31)	06/20/24	0.250%(Q)	4,000	6.860%	(35,557)	(174)	(35,383)	CITI
Darden Restaurants, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.082%	2,107	(174)	2,281	CITI
Dell, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.072%	2,162	(174)	2,336	CITI
Delta Air Lines, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.324%	753	(174)	927	CITI
Deutsche Lufthansa AG (D31)	06/20/24	0.250%(Q)	4,000	0.396%	350	(174)	524	CITI
Devon Energy Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.151%	1,717	(174)	1,891	CITI
Dow Chemical Co. (The) (D31)	06/20/24	0.250%(Q)	4,000	0.084%	2,093	(174)	2,267	CITI
DXC Technology Co. (D31)	06/20/24	0.250%(Q)	4,000	0.216%	1,354	(174)	1,528	CITI
Eastman Chemical Co. (D31)	06/20/24	0.250%(Q)	4,000	0.083%	2,097	(174)	2,271	CITI
Elo SA (D31)	06/20/24	0.250%(Q)	4,000	0.386%	405	(174)	579	CITI
Enbridge, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.189%	1,506	(174)	1,680	CITI
Energy Transfer LP (D31)	06/20/24	0.250%(Q)	4,000	0.240%	1,221	(174)	1,395	CITI

See Notes to Financial Statements.

156

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Expedia Group, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.118%	$1,904	$(174)	$2,078	CITI
Ford Motor Co. (D31)	06/20/24	0.250%(Q)	4,000	0.224%	1,309	(174)	1,483	CITI
Ford Motor Co. (D31)	06/20/24	0.250%(Q)	4,000	0.180%	1,555	(174)	1,729	CITI
Freeport-McMoRan, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.111%	1,944	(174)	2,118	CITI
Gap, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.325%	747	(174)	921	CITI
General Electric Co. (D31)	06/20/24	0.250%(Q)	4,000	0.083%	2,102	(174)	2,276	CITI
General Motors Co. (D31)	06/20/24	0.250%(Q)	4,000	0.183%	1,538	(174)	1,712	CITI
Glencore International AG (D31)	06/20/24	0.250%(Q)	4,000	0.277%	1,015	(174)	1,189	CITI
Goldman Sachs Group, Inc. (The) (D31)	06/20/24	0.250%(Q)	4,000	0.227%	1,295	(174)	1,469	CITI
Goodyear Tire & Rubber Co. (The) (D31)	06/20/24	0.250%(Q)	4,000	0.457%	10	(174)	184	CITI
Halliburton Co. (D31)	06/20/24	0.250%(Q)	4,000	0.065%	2,199	(174)	2,373	CITI
Hapag-Lloyd AG (D31)	06/20/24	0.250%(Q)	4,000	0.769%	(1,735)	(174)	(1,561)	CITI
HCA, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.107%	1,964	(174)	2,138	CITI
Hess Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.098%	2,018	(174)	2,192	CITI
Host Hotels & Resorts LP (D31)	06/20/24	0.250%(Q)	4,000	0.194%	1,481	(174)	1,655	CITI
HP, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.127%	1,852	(174)	2,026	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	157

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
ING Groep NV (D31)	06/20/24	0.250%(Q)	4,000	0.165%	$1,640	$(174)	$1,814	CITI
International Business Machines Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.050%	2,282	(174)	2,456	CITI
International Game Technology PLC (D31)	06/20/24	0.250%(Q)	4,000	0.201%	1,440	(174)	1,614	CITI
International Paper Co. (D31)	06/20/24	0.250%(Q)	4,000	0.079%	2,120	(174)	2,294	CITI
iStar, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.426%	181	(174)	355	CITI
K&S AG (D31)	06/20/24	0.250%(Q)	4,000	0.479%	(115)	(174)	59	CITI
KB Home (D31)	06/20/24	0.250%(Q)	4,000	0.180%	1,556	(174)	1,730	CITI
Kohl’s Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.729%	(1,512)	(174)	(1,338)	CITI
Kraft Heinz Foods Co. (D31)	06/20/24	0.250%(Q)	4,000	0.114%	1,927	(174)	2,101	CITI
Ladbrokes Coral Group Ltd. (D31)	06/20/24	0.250%(Q)	4,000	0.486%	(155)	(174)	19	CITI
Lennar Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.186%	1,525	(174)	1,699	CITI
Leonardo SpA (D31)	06/20/24	0.250%(Q)	4,000	0.111%	1,944	(174)	2,118	CITI
Lloyds Banking Group PLC (D31)	06/20/24	0.250%(Q)	4,000	0.231%	1,270	(174)	1,444	CITI
Louis Dreyfus Co. BV (D31)	06/20/24	0.250%(Q)	4,000	0.352%	598	(174)	772	CITI
Lowe’s Cos., Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.056%	2,251	(174)	2,425	CITI

See Notes to Financial Statements.

158

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lumen Technologies, Inc. (D31)	06/20/24	0.250%(Q)	4,000	8.797%	$(46,303)	$(174)	$(46,129)	CITI
Macy’s, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.513%	(304)	(174)	(130)	CITI
Marriott International, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.127%	1,852	(174)	2,026	CITI
Matterhorn Telecom Holding SA (D31)	06/20/24	0.250%(Q)	4,000	0.494%	(200)	(174)	(26)	CITI
MDC Holdings, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.123%	1,876	(174)	2,050	CITI
Meritor, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.109%	1,954	(174)	2,128	CITI
MGIC Investment Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.145%	1,750	(174)	1,924	CITI
MGM Resorts International (D31)	06/20/24	0.250%(Q)	4,000	0.350%	608	(174)	782	CITI
Mondelez International, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.058%	2,240	(174)	2,414	CITI
Motorola Solutions, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.046%	2,309	(174)	2,483	CITI
NatWest Group PLC (D31)	06/20/24	0.250%(Q)	4,000	0.295%	916	(174)	1,090	CITI
Navient Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.597%	(774)	(174)	(600)	CITI
Newell Brands, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.137%	1,797	(174)	1,971	CITI
Nordstrom, Inc. (D31)	06/20/24	0.250%(Q)	4,000	1.033%	(3,209)	(174)	(3,035)	CITI
NRG Energy, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.450%	48	(174)	222	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	159

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Occidental Petroleum Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.161%	$1,664	$(174)	$1,838	CITI
Olin Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.205%	1,419	(174)	1,593	CITI
OneMain Finance Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.323%	757	(174)	931	CITI
Ovintiv, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.140%	1,782	(174)	1,956	CITI
PulteGroup, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.161%	1,663	(174)	1,837	CITI
Renault SA (D31)	06/20/24	0.250%(Q)	4,000	0.235%	1,247	(174)	1,421	CITI
Rexel SA (D31)	06/20/24	0.250%(Q)	4,000	0.174%	1,590	(174)	1,764	CITI
Reynolds American, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.062%	2,216	(174)	2,390	CITI
Reynolds American, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.138%	1,794	(174)	1,968	CITI
Ryder System, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.079%	2,122	(174)	2,296	CITI
Schaeffler AG (D31)	06/20/24	0.250%(Q)	4,000	0.313%	816	(174)	990	CITI
Sealed Air Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.282%	985	(174)	1,159	CITI
Societe Generale SA (D31)	06/20/24	0.250%(Q)	4,000	0.270%	1,056	(174)	1,230	CITI
Southwest Airlines Co. (D31)	06/20/24	0.250%(Q)	4,000	0.270%	1,053	(174)	1,227	CITI
Sprint Communications LLC (D31)	06/20/24	0.250%(Q)	4,000	0.209%	1,395	(174)	1,569	CITI
Standard Chartered PLC (D31)	06/20/24	0.250%(Q)	4,000	0.290%	940	(174)	1,114	CITI
Stellantis NV (D31)	06/20/24	0.250%(Q)	4,000	0.211%	1,386	(174)	1,560	CITI

See Notes to Financial Statements.

160

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
TDC Holding A/S (D31)	06/20/24	0.250%(Q)	4,000	0.119%	$1,900	$(174)	$2,074	CITI
Teck Resources Ltd. (D31)	06/20/24	0.250%(Q)	4,000	0.124%	1,873	(174)	2,047	CITI
Tenet Healthcare Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.186%	1,522	(174)	1,696	CITI
Tesco PLC (D31)	06/20/24	0.250%(Q)	4,000	0.086%	2,082	(174)	2,256	CITI
Tesla, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.179%	1,564	(174)	1,738	CITI
Teva Pharmaceutical Industries Ltd. (D31)	06/20/24	0.250%(Q)	4,000	0.225%	1,308	(174)	1,482	CITI
thyssenkrupp AG (D31)	06/20/24	0.250%(Q)	4,000	0.349%	615	(174)	789	CITI
Toll Brothers, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.215%	1,364	(174)	1,538	CITI
UniCredit SpA (D31)	06/20/24	0.250%(Q)	4,000	0.563%	(585)	(174)	(411)	CITI
United Airlines Holdings, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.577%	(660)	(174)	(486)	CITI
United States Steel Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.143%	1,763	(174)	1,937	CITI
Univision Communications, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.383%	422	(174)	596	CITI
UPC Holding BV (D31)	06/20/24	0.250%(Q)	4,000	0.467%	(49)	(174)	125	CITI
Valeo SE (D31)	06/20/24	0.250%(Q)	4,000	0.515%	(315)	(174)	(141)	CITI
Valero Energy Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.070%	2,174	(174)	2,348	CITI
Verizon Communications, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.249%	1,172	(174)	1,346	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	161

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Virgin Media Finance PLC (D31)	06/20/24	0.250%(Q)	4,000	0.959%	$(2,796)	$(174)	$(2,622)	CITI
Williams Cos., Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.116%	1,917	(174)	2,091	CITI
Xerox Corp. (D31)	06/20/24	0.250%(Q)	4,000	0.582%	(691)	(174)	(517)	CITI
Yum! Brands, Inc. (D31)	06/20/24	0.250%(Q)	4,000	0.128%	1,846	(174)	2,020	CITI
Ziggo Bond Co. BV (D31)	06/20/24	0.250%(Q)	4,000	0.759%	(1,679)	(174)	(1,505)	CITI
Adecco Group AG (D32)	12/20/24	0.250%(Q)	5,000	0.220%	2,415	(765)	3,180	CITI
AES Corp. (The) (D32)	12/20/24	0.250%(Q)	5,000	0.200%	3,047	(765)	3,812	CITI
Ally Financial, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.468%	(5,441)	(765)	(4,676)	CITI
Alstom SA (D32)	12/20/24	0.250%(Q)	5,000	0.268%	875	(765)	1,640	CITI
American Axle & Manufacturing, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.647%	(11,079)	(765)	(10,314)	CITI
Amkor Technology, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.234%	1,980	(765)	2,745	CITI
Anglo American PLC (D32)	12/20/24	0.250%(Q)	5,000	0.182%	3,598	(765)	4,363	CITI
Anheuser-Busch InBev SA (D32)	12/20/24	0.250%(Q)	5,000	0.158%	4,369	(765)	5,134	CITI
Apache Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.177%	3,773	(765)	4,538	CITI
ArcelorMittal SA (D32)	12/20/24	0.250%(Q)	5,000	0.263%	1,031	(765)	1,796	CITI
Arrow Electronics, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.150%	4,641	(765)	5,406	CITI

See Notes to Financial Statements.

162

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ashland LLC (D32)	12/20/24	0.250%(Q)	5,000	0.170%	$3,979	$(765)	$4,744	CITI
AT&T, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.321%	(802)	(765)	(37)	CITI
Avient Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.209%	2,745	(765)	3,510	CITI
Avnet, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.162%	4,244	(765)	5,009	CITI
Bayer AG (D32)	12/20/24	0.250%(Q)	5,000	0.301%	(164)	(765)	601	CITI
Best Buy Co., Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.165%	4,147	(765)	4,912	CITI
Block Financial LLC (D32)	12/20/24	0.250%(Q)	5,000	0.150%	4,618	(765)	5,383	CITI
Boeing Co. (D32)	12/20/24	0.250%(Q)	5,000	0.414%	(3,721)	(765)	(2,956)	CITI
Boyd Gaming Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.309%	(416)	(765)	349	CITI
British Telecommunications PLC (D32)	12/20/24	0.250%(Q)	5,000	0.155%	4,460	(765)	5,225	CITI
CCO Holdings LLC (D32)	12/20/24	0.250%(Q)	5,000	0.731%	(13,733)	(765)	(12,968)	CITI
Centrica PLC (D32)	12/20/24	0.250%(Q)	5,000	0.152%	4,551	(765)	5,316	CITI
Cleveland-Cliffs, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.343%	(1,497)	(765)	(732)	CITI
CMA CGM SA (D32)	12/20/24	0.250%(Q)	5,000	0.764%	(14,766)	(765)	(14,001)	CITI
CNH Industrial NV (D32)	12/20/24	0.250%(Q)	5,000	0.249%	1,501	(765)	2,266	CITI
Darden Restaurants, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.106%	6,037	(765)	6,802	CITI
Dell, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.087%	6,621	(765)	7,386	CITI
Devon Energy Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.178%	3,725	(765)	4,490	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	163

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dow Chemical Co. (The) (D32)	12/20/24	0.250%(Q)	5,000	0.101%	$6,175	$(765)	$6,940	CITI
DXC Technology Co. (D32)	12/20/24	0.250%(Q)	5,000	0.258%	1,205	(765)	1,970	CITI
Expedia Group, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.131%	5,216	(765)	5,981	CITI
Ford Motor Co. (D32)	12/20/24	0.250%(Q)	5,000	0.235%	1,934	(765)	2,699	CITI
Freeport-McMoRan, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.147%	4,732	(765)	5,497	CITI
General Electric Co. (D32)	12/20/24	0.250%(Q)	5,000	0.084%	6,732	(765)	7,497	CITI
General Motors Co. (D32)	12/20/24	0.250%(Q)	5,000	0.176%	3,812	(765)	4,577	CITI
GKN Holdings Ltd. (D32)	12/20/24	0.250%(Q)	5,000	0.186%	3,489	(765)	4,254	CITI
Goodyear Tire & Rubber Co. (The) (D32)	12/20/24	0.250%(Q)	5,000	0.475%	(5,667)	(765)	(4,902)	CITI
Halliburton Co. (D32)	12/20/24	0.250%(Q)	5,000	0.111%	5,870	(765)	6,635	CITI
Hapag-Lloyd AG (D32)	12/20/24	0.250%(Q)	5,000	0.745%	(14,165)	(765)	(13,400)	CITI
HCA, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.119%	5,603	(765)	6,368	CITI
Holcim AG (D32)	12/20/24	0.250%(Q)	5,000	0.128%	5,328	(765)	6,093	CITI
Howmet Aerospace, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.193%	3,264	(765)	4,029	CITI
HP, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.132%	5,183	(765)	5,948	CITI
Iron Mountain, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.235%	1,938	(765)	2,703	CITI
ITV PLC (D32)	12/20/24	0.250%(Q)	5,000	0.179%	3,702	(765)	4,467	CITI

See Notes to Financial Statements.

164

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
J Sainsbury PLC (D32)	12/20/24	0.250%(Q)	5,000	0.120%	$5,574	$(765)	$6,339	CITI
KB Home (D32)	12/20/24	0.250%(Q)	5,000	0.218%	2,473	(765)	3,238	CITI
Koninklijke KPN NV (D32)	12/20/24	0.250%(Q)	5,000	0.082%	6,785	(765)	7,550	CITI
Koninklijke Philips NV (D32)	12/20/24	0.250%(Q)	5,000	0.101%	6,171	(765)	6,936	CITI
Kraft Heinz Foods Co. (D32)	12/20/24	0.250%(Q)	5,000	0.114%	5,783	(765)	6,548	CITI
Lamb Weston Holdings, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.219%	2,426	(765)	3,191	CITI
Lanxess AG (D32)	12/20/24	0.250%(Q)	5,000	0.411%	(3,646)	(765)	(2,881)	CITI
Lennar Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.173%	3,912	(765)	4,677	CITI
Macy’s, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.514%	(6,883)	(765)	(6,118)	CITI
Marks & Spencer PLC (D32)	12/20/24	0.250%(Q)	5,000	0.227%	2,186	(765)	2,951	CITI
Marriott International, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.123%	5,479	(765)	6,244	CITI
Matterhorn Telecom Holding SA (D32)	12/20/24	0.250%(Q)	5,000	0.538%	(7,649)	(765)	(6,884)	CITI
MDC Holdings, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.129%	5,304	(765)	6,069	CITI
Meritor, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.088%	6,595	(765)	7,360	CITI
Motorola Solutions, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.079%	6,885	(765)	7,650	CITI
Netflix, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.115%	5,736	(765)	6,501	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	165

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
New Albertsons, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.169%	$4,025	$(765)	$4,790	CITI
Next PLC (D32)	12/20/24	0.250%(Q)	5,000	0.091%	6,488	(765)	7,253	CITI
Nokia OYJ (D32)	12/20/24	0.250%(Q)	5,000	0.180%	3,679	(765)	4,444	CITI
Nordstrom, Inc. (D32)	12/20/24	0.250%(Q)	5,000	1.033%	(23,248)	(765)	(22,483)	CITI
NRG Energy, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.450%	(4,855)	(765)	(4,090)	CITI
Olin Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.208%	2,778	(765)	3,543	CITI
Oracle Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.126%	5,382	(765)	6,147	CITI
Paramount Global (D32)	12/20/24	0.250%(Q)	5,000	0.198%	3,092	(765)	3,857	CITI
Pearson PLC (D32)	12/20/24	0.250%(Q)	5,000	0.078%	6,917	(765)	7,682	CITI
Petroleo Brasileiro SA (D32)	12/20/24	0.250%(Q)	5,000	0.283%	420	(765)	1,185	CITI
Premier Foods Finance PLC (D32)	12/20/24	0.250%(Q)	5,000	0.572%	(8,726)	(765)	(7,961)	CITI
Publicis Groupe SA (D32)	12/20/24	0.250%(Q)	5,000	0.085%	6,702	(765)	7,467	CITI
RELX PLC (D32)	12/20/24	0.250%(Q)	5,000	0.067%	7,273	(765)	8,038	CITI
Rexel SA (D32)	12/20/24	0.250%(Q)	5,000	0.180%	3,682	(765)	4,447	CITI
SES SA (D32)	12/20/24	0.250%(Q)	5,000	0.400%	(3,301)	(765)	(2,536)	CITI
Sherwin-Williams Co. (The) (D32)	12/20/24	0.250%(Q)	5,000	0.121%	5,558	(765)	6,323	CITI
Sirius XM Radio, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.521%	(7,130)	(765)	(6,365)	CITI
Stora Enso OYJ (D32)	12/20/24	0.250%(Q)	5,000	0.185%	3,522	(765)	4,287	CITI

See Notes to Financial Statements.

166

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teck Resources Ltd. (D32)	12/20/24	0.250%(Q)	5,000	0.171%	$3,960	$(765)	$4,725	CITI
Telecom Italia SpA (D32)	12/20/24	0.250%(Q)	5,000	1.085%	(24,868)	(765)	(24,103)	CITI
Telefonaktiebolaget LM Ericsson (D32)	12/20/24	0.250%(Q)	5,000	0.224%	2,270	(765)	3,035	CITI
Telefonica SA (D32)	12/20/24	0.250%(Q)	5,000	0.224%	2,282	(765)	3,047	CITI
Tenet Healthcare Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.210%	2,715	(765)	3,480	CITI
Tesco PLC (D32)	12/20/24	0.250%(Q)	5,000	0.086%	6,646	(765)	7,411	CITI
Tesla, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.253%	1,378	(765)	2,143	CITI
Teva Pharmaceutical Industries Ltd. (D32)	12/20/24	0.250%(Q)	5,000	0.249%	1,489	(765)	2,254	CITI
T-Mobile USA, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.169%	4,026	(765)	4,791	CITI
Unisys Corp. (D32)	12/20/24	0.250%(Q)	5,000	1.128%	(26,235)	(765)	(25,470)	CITI
United Rentals North America, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.189%	3,378	(765)	4,143	CITI
Universal Health Services, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.192%	3,296	(765)	4,061	CITI
Univision Communications, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.706%	(12,969)	(765)	(12,204)	CITI
UPC Holding BV (D32)	12/20/24	0.250%(Q)	5,000	0.502%	(6,519)	(765)	(5,754)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	167

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.280%	$517	$(765)	$1,282	CITI
Virgin Media Finance PLC (D32)	12/20/24	0.250%(Q)	5,000	0.963%	(21,051)	(765)	(20,286)	CITI
Whirlpool Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.237%	1,876	(765)	2,641	CITI
WPP Ltd. (D32)	12/20/24	0.250%(Q)	5,000	0.150%	4,611	(765)	5,376	CITI
Xerox Corp. (D32)	12/20/24	0.250%(Q)	5,000	0.659%	(11,459)	(765)	(10,694)	CITI
Yum! Brands, Inc. (D32)	12/20/24	0.250%(Q)	5,000	0.156%	4,429	(765)	5,194	CITI
ADT Security Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.316%	795	(174)	969	CITI
AES Corp. (The) (D33)	06/20/24	0.250%(Q)	4,000	0.153%	1,706	(174)	1,880	CITI
Airbus SE (D33)	06/20/24	0.250%(Q)	4,000	0.104%	1,983	(174)	2,157	CITI
Ally Financial, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.431%	153	(174)	327	CITI
Altice France SA (D33)	06/20/24	0.250%(Q)	4,000	11.463%	(60,714)	(174)	(60,540)	CITI
Altria Group, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.063%	2,209	(174)	2,383	CITI
American Axle & Manufacturing, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.588%	(722)	(174)	(548)	CITI
Amkor Technology, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.204%	1,424	(174)	1,598	CITI
Anglo American PLC (D33)	06/20/24	0.250%(Q)	4,000	0.179%	1,560	(174)	1,734	CITI
Anheuser-Busch InBev SA (D33)	06/20/24	0.250%(Q)	4,000	0.164%	1,645	(174)	1,819	CITI
Apache Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.164%	1,646	(174)	1,820	CITI

See Notes to Financial Statements.

168

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
ArcelorMittal SA (D33)	06/20/24	0.250%(Q)	4,000	0.262%	$1,096	$(174)	$1,270	CITI
Arrow Electronics, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.095%	2,030	(174)	2,204	CITI
AT&T, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.285%	971	(174)	1,145	CITI
Avient Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.204%	1,421	(174)	1,595	CITI
Avis Budget Group, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.753%	(1,644)	(174)	(1,470)	CITI
Avnet, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.115%	1,922	(174)	2,096	CITI
Banco Bilbao Vizcaya Argentaria SA (D33)	06/20/24	0.250%(Q)	4,000	0.262%	1,097	(174)	1,271	CITI
Banco Santander SA (D33)	06/20/24	0.250%(Q)	4,000	0.253%	1,151	(174)	1,325	CITI
Barclays Bank PLC (D33)	06/20/24	0.250%(Q)	4,000	0.385%	409	(174)	583	CITI
Barclays Bank PLC (D33)	06/20/24	0.250%(Q)	4,000	0.265%	1,081	(174)	1,255	CITI
Beazer Homes USA, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.170%	1,611	(174)	1,785	CITI
BNP Paribas SA (D33)	06/20/24	0.250%(Q)	4,000	0.328%	728	(174)	902	CITI
Boeing Co. (D33)	06/20/24	0.250%(Q)	4,000	0.394%	361	(174)	535	CITI
British Telecommunications PLC (D33)	06/20/24	0.250%(Q)	4,000	0.153%	1,709	(174)	1,883	CITI
Calpine Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.803%	(1,924)	(174)	(1,750)	CITI
Canadian Natural Resources Ltd. (D33)	06/20/24	0.250%(Q)	4,000	0.060%	2,229	(174)	2,403	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	169

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CCO Holdings LLC (D33)	06/20/24	0.250%(Q)	4,000	0.751%	$(1,633)	$(174)	$(1,459)	CITI
Cellnex Telecom SA (D33)	06/20/24	0.250%(Q)	4,000	0.203%	1,429	(174)	1,603	CITI
CMA CGM SA (D33)	06/20/24	0.250%(Q)	4,000	0.739%	(1,565)	(174)	(1,391)	CITI
Constellium SE (D33)	06/20/24	0.250%(Q)	4,000	0.693%	(1,309)	(174)	(1,135)	CITI
CSC Holdings LLC (D33)	06/20/24	0.250%(Q)	4,000	6.860%	(35,557)	(174)	(35,383)	CITI
DaVita, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.280%	1,000	(174)	1,174	CITI
Dell, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.072%	2,162	(174)	2,336	CITI
Delta Air Lines, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.324%	753	(174)	927	CITI
Deutsche Lufthansa AG (D33)	06/20/24	0.250%(Q)	4,000	0.396%	350	(174)	524	CITI
Devon Energy Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.151%	1,717	(174)	1,891	CITI
Dow Chemical Co. (The) (D33)	06/20/24	0.250%(Q)	4,000	0.084%	2,093	(174)	2,267	CITI
Elo SA (D33)	06/20/24	0.250%(Q)	4,000	0.386%	405	(174)	579	CITI
Enbridge, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.189%	1,506	(174)	1,680	CITI
Energy Transfer LP (D33)	06/20/24	0.250%(Q)	4,000	0.240%	1,221	(174)	1,395	CITI
Expedia Group, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.118%	1,904	(174)	2,078	CITI
Ford Motor Co. (D33)	06/20/24	0.250%(Q)	4,000	0.224%	1,309	(174)	1,483	CITI
Ford Motor Co. (D33)	06/20/24	0.250%(Q)	4,000	0.180%	1,555	(174)	1,729	CITI

See Notes to Financial Statements.

170

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Freeport-McMoRan, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.111%	$1,944	$(174)	$2,118	CITI
Gap, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.325%	747	(174)	921	CITI
General Electric Co. (D33)	06/20/24	0.250%(Q)	4,000	0.083%	2,102	(174)	2,276	CITI
General Motors Co. (D33)	06/20/24	0.250%(Q)	4,000	0.183%	1,538	(174)	1,712	CITI
Glencore International AG (D33)	06/20/24	0.250%(Q)	4,000	0.277%	1,015	(174)	1,189	CITI
Goldman Sachs Group, Inc. (The) (D33)	06/20/24	0.250%(Q)	4,000	0.227%	1,295	(174)	1,469	CITI
Goodyear Tire & Rubber Co. (The) (D33)	06/20/24	0.250%(Q)	4,000	0.457%	10	(174)	184	CITI
Halliburton Co. (D33)	06/20/24	0.250%(Q)	4,000	0.065%	2,199	(174)	2,373	CITI
Hapag-Lloyd AG (D33)	06/20/24	0.250%(Q)	4,000	0.769%	(1,735)	(174)	(1,561)	CITI
HCA, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.107%	1,964	(174)	2,138	CITI
Hess Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.098%	2,018	(174)	2,192	CITI
Hochtief AG (D33)	06/20/24	0.250%(Q)	4,000	0.225%	1,303	(174)	1,477	CITI
Host Hotels & Resorts LP (D33)	06/20/24	0.250%(Q)	4,000	0.194%	1,481	(174)	1,655	CITI
HP, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.127%	1,852	(174)	2,026	CITI
ING Groep NV (D33)	06/20/24	0.250%(Q)	4,000	0.165%	1,640	(174)	1,814	CITI
International Game Technology PLC (D33)	06/20/24	0.250%(Q)	4,000	0.201%	1,440	(174)	1,614	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	171

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
iStar, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.426%	$181	$(174)	$355	CITI
KB Home (D33)	06/20/24	0.250%(Q)	4,000	0.180%	1,556	(174)	1,730	CITI
Kohl’s Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.729%	(1,512)	(174)	(1,338)	CITI
Kraft Heinz Foods Co. (D33)	06/20/24	0.250%(Q)	4,000	0.114%	1,927	(174)	2,101	CITI
Ladbrokes Coral Group Ltd. (D33)	06/20/24	0.250%(Q)	4,000	0.486%	(155)	(174)	19	CITI
Lennar Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.186%	1,525	(174)	1,699	CITI
Leonardo SpA (D33)	06/20/24	0.250%(Q)	4,000	0.111%	1,944	(174)	2,118	CITI
Lloyds Banking Group PLC (D33)	06/20/24	0.250%(Q)	4,000	0.231%	1,270	(174)	1,444	CITI
Louis Dreyfus Co. BV (D33)	06/20/24	0.250%(Q)	4,000	0.352%	598	(174)	772	CITI
Lumen Technologies, Inc. (D33)	06/20/24	0.250%(Q)	4,000	8.797%	(46,303)	(174)	(46,129)	CITI
Macy’s, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.513%	(304)	(174)	(130)	CITI
Marriott International, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.127%	1,852	(174)	2,026	CITI
Matterhorn Telecom Holding SA (D33)	06/20/24	0.250%(Q)	4,000	0.494%	(200)	(174)	(26)	CITI
MDC Holdings, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.123%	1,876	(174)	2,050	CITI
MGIC Investment Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.145%	1,750	(174)	1,924	CITI

See Notes to Financial Statements.

172

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MGM Resorts International (D33)	06/20/24	0.250%(Q)	4,000	0.350%	$608	$(174)	$782	CITI
Nabors Industries, Inc. (D33)	06/20/24	0.250%(Q)	4,000	1.079%	(3,465)	(174)	(3,291)	CITI
NatWest Group PLC (D33)	06/20/24	0.250%(Q)	4,000	0.295%	916	(174)	1,090	CITI
Navient Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.597%	(774)	(174)	(600)	CITI
Netflix, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.089%	2,066	(174)	2,240	CITI
Newell Brands, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.137%	1,797	(174)	1,971	CITI
Nordstrom, Inc. (D33)	06/20/24	0.250%(Q)	4,000	1.033%	(3,209)	(174)	(3,035)	CITI
NOVA Chemicals Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.366%	516	(174)	690	CITI
NRG Energy, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.450%	48	(174)	222	CITI
Occidental Petroleum Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.161%	1,664	(174)	1,838	CITI
Olin Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.205%	1,419	(174)	1,593	CITI
OneMain Finance Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.323%	757	(174)	931	CITI
Ovintiv, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.140%	1,782	(174)	1,956	CITI
PulteGroup, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.161%	1,663	(174)	1,837	CITI
Radian Group, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.140%	1,781	(174)	1,955	CITI
Renault SA (D33)	06/20/24	0.250%(Q)	4,000	0.235%	1,247	(174)	1,421	CITI
Rexel SA (D33)	06/20/24	0.250%(Q)	4,000	0.174%	1,590	(174)	1,764	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	173

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Reynolds American, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.138%	$1,794	$(174)	$1,968	CITI
Ryder System, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.079%	2,122	(174)	2,296	CITI
Safeway, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.110%	1,946	(174)	2,120	CITI
Sealed Air Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.282%	985	(174)	1,159	CITI
Sirius XM Radio, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.415%	243	(174)	417	CITI
Societe Generale SA (D33)	06/20/24	0.250%(Q)	4,000	0.270%	1,056	(174)	1,230	CITI
Southwest Airlines Co. (D33)	06/20/24	0.250%(Q)	4,000	0.270%	1,053	(174)	1,227	CITI
Standard Chartered PLC (D33)	06/20/24	0.250%(Q)	4,000	0.290%	940	(174)	1,114	CITI
Stellantis NV (D33)	06/20/24	0.250%(Q)	4,000	0.211%	1,386	(174)	1,560	CITI
Stena AB (D33)	06/20/24	0.250%(Q)	4,000	0.454%	27	(174)	201	CITI
TechnipFMC PLC (D33)	06/20/24	0.250%(Q)	4,000	0.746%	(1,607)	(174)	(1,433)	CITI
Teck Resources Ltd. (D33)	06/20/24	0.250%(Q)	4,000	0.124%	1,873	(174)	2,047	CITI
Tenet Healthcare Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.186%	1,522	(174)	1,696	CITI
Tesco PLC (D33)	06/20/24	0.250%(Q)	4,000	0.086%	2,082	(174)	2,256	CITI
Tesla, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.179%	1,564	(174)	1,738	CITI
Teva Pharmaceutical Industries Ltd. (D33)	06/20/24	0.250%(Q)	4,000	0.225%	1,308	(174)	1,482	CITI

See Notes to Financial Statements.

174

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
T-Mobile USA, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.164%	$1,646	$(174)	$1,820	CITI
Toll Brothers, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.215%	1,364	(174)	1,538	CITI
TransDigm, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.255%	1,140	(174)	1,314	CITI
UniCredit SpA (D33)	06/20/24	0.250%(Q)	4,000	0.563%	(585)	(174)	(411)	CITI
United Airlines Holdings, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.577%	(660)	(174)	(486)	CITI
United Rentals North America, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.151%	1,717	(174)	1,891	CITI
United States Steel Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.143%	1,763	(174)	1,937	CITI
Univision Communications, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.383%	422	(174)	596	CITI
UPC Holding BV (D33)	06/20/24	0.250%(Q)	4,000	0.467%	(49)	(174)	125	CITI
Valero Energy Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.070%	2,174	(174)	2,348	CITI
Verizon Communications, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.249%	1,172	(174)	1,346	CITI
Virgin Media Finance PLC (D33)	06/20/24	0.250%(Q)	4,000	0.959%	(2,796)	(174)	(2,622)	CITI
Vistra Energy Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.610%	(847)	(174)	(673)	CITI
Xerox Corp. (D33)	06/20/24	0.250%(Q)	4,000	0.582%	(691)	(174)	(517)	CITI
Yum! Brands, Inc. (D33)	06/20/24	0.250%(Q)	4,000	0.128%	1,846	(174)	2,020	CITI
Ziggo Bond Co. BV (D33)	06/20/24	0.250%(Q)	4,000	0.759%	(1,679)	(174)	(1,505)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	175

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Zurich Versicherungs-Gesellschaft AG (D33)	06/20/24	0.250%(Q)	4,000	0.165%	$1,642	$(174)	$1,816	CITI
Advanced Micro Devices, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.134%	6,499	(178)	6,677	CITI
Altice Finco SA (D34)	12/20/24	0.250%(Q)	6,316	7.994%	(296,143)	(178)	(295,965)	CITI
Altice France SA (D34)	12/20/24	0.250%(Q)	6,316	15.369%	(559,298)	(178)	(559,120)	CITI
American Express Co. (D34)	12/20/24	0.250%(Q)	6,316	0.073%	8,939	(178)	9,117	CITI
Anglo American PLC (D34)	12/20/24	0.250%(Q)	6,316	0.182%	4,545	(178)	4,723	CITI
ArcelorMittal SA (D34)	12/20/24	0.250%(Q)	6,316	0.263%	1,303	(178)	1,481	CITI
Ardagh Packaging Finance PLC (D34)	12/20/24	0.250%(Q)	6,316	18.194%	(662,429)	(178)	(662,251)	CITI
AT&T, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.321%	(1,012)	(178)	(834)	CITI
Avis Budget Group, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.780%	(19,306)	(178)	(19,128)	CITI
Ball Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.160%	5,427	(178)	5,605	CITI
Bank of America Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.178%	4,713	(178)	4,891	CITI
Barclays Bank PLC (D34)	12/20/24	0.250%(Q)	6,316	0.305%	(339)	(178)	(161)	CITI
Berkshire Hathaway, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.043%	10,120	(178)	10,298	CITI
BNP Paribas SA (D34)	12/20/24	0.250%(Q)	6,316	0.265%	1,228	(178)	1,406	CITI

See Notes to Financial Statements.

176

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D34)	12/20/24	0.250%(Q)	6,316	0.155%	$5,635	$(178)	$5,813	CITI
CCO Holdings LLC (D34)	12/20/24	0.250%(Q)	6,316	0.731%	(17,346)	(178)	(17,168)	CITI
Cellnex Telecom SA (D34)	12/20/24	0.250%(Q)	6,316	0.209%	3,491	(178)	3,669	CITI
Cisco Systems, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.051%	9,821	(178)	9,999	CITI
CMA CGM SA (D34)	12/20/24	0.250%(Q)	6,316	0.764%	(18,651)	(178)	(18,473)	CITI
Comcast Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.099%	7,901	(178)	8,079	CITI
Commerzbank AG (D34)	12/20/24	0.250%(Q)	6,316	0.204%	3,689	(178)	3,867	CITI
Constellium SE (D34)	12/20/24	0.250%(Q)	6,316	0.745%	(17,906)	(178)	(17,728)	CITI
Continental AG (D34)	12/20/24	0.250%(Q)	6,316	0.170%	5,047	(178)	5,225	CITI
Cox Communications, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.081%	8,595	(178)	8,773	CITI
Dell, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.087%	8,364	(178)	8,542	CITI
Deutsche Lufthansa AG (D34)	12/20/24	0.250%(Q)	6,316	0.396%	(3,982)	(178)	(3,804)	CITI
Devon Energy Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.178%	4,706	(178)	4,884	CITI
Elis SA (D34)	12/20/24	0.250%(Q)	6,316	0.160%	5,431	(178)	5,609	CITI
Elo SA (D34)	12/20/24	0.250%(Q)	6,316	0.426%	(5,208)	(178)	(5,030)	CITI
Expedia Group, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.131%	6,590	(178)	6,768	CITI
Faurecia SE (D34)	12/20/24	0.250%(Q)	6,316	0.574%	(11,107)	(178)	(10,929)	CITI
Ford Motor Co. (D34)	12/20/24	0.250%(Q)	6,316	0.235%	2,444	(178)	2,622	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	177

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ford Motor Co. (D34)	12/20/24	0.250%(Q)	6,316	0.262%	$1,377	$(178)	$1,555	CITI
General Electric Co. (D34)	12/20/24	0.250%(Q)	6,316	0.084%	8,504	(178)	8,682	CITI
General Motors Co. (D34)	12/20/24	0.250%(Q)	6,316	0.176%	4,816	(178)	4,994	CITI
Genworth Holdings, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.230%	2,652	(178)	2,830	CITI
GKN Holdings Ltd. (D34)	12/20/24	0.250%(Q)	6,316	0.186%	4,408	(178)	4,586	CITI
Glencore International AG (D34)	12/20/24	0.250%(Q)	6,316	0.275%	860	(178)	1,038	CITI
Goldman Sachs Group, Inc. (The) (D34)	12/20/24	0.250%(Q)	6,316	0.234%	2,480	(178)	2,658	CITI
Goodyear Tire & Rubber Co. (The) (D34)	12/20/24	0.250%(Q)	6,316	0.475%	(7,158)	(178)	(6,980)	CITI
Hapag-Lloyd AG (D34)	12/20/24	0.250%(Q)	6,316	0.745%	(17,892)	(178)	(17,714)	CITI
HCA, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.119%	7,079	(178)	7,257	CITI
HeidelbergCement AG (D34)	12/20/24	0.250%(Q)	6,316	0.162%	5,354	(178)	5,532	CITI
HP, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.132%	6,548	(178)	6,726	CITI
INEOS Group Holdings SA (D34)	12/20/24	0.250%(Q)	6,316	0.588%	(11,663)	(178)	(11,485)	CITI
International Business Machines Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.080%	8,646	(178)	8,824	CITI
ITV PLC (D34)	12/20/24	0.250%(Q)	6,316	0.179%	4,677	(178)	4,855	CITI
J Sainsbury PLC (D34)	12/20/24	0.250%(Q)	6,316	0.120%	7,041	(178)	7,219	CITI

See Notes to Financial Statements.

178

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Jaguar Land Rover Automotive PLC (D34)	12/20/24	0.250%(Q)	6,316	0.365%	$(2,761)	$(178)	$(2,583)	CITI
JPMorgan Chase & Co. (D34)	12/20/24	0.250%(Q)	6,316	0.192%	4,154	(178)	4,332	CITI
Koninklijke KPN NV (D34)	12/20/24	0.250%(Q)	6,316	0.082%	8,571	(178)	8,749	CITI
Kraft Heinz Foods Co. (D34)	12/20/24	0.250%(Q)	6,316	0.114%	7,305	(178)	7,483	CITI
Marks & Spencer PLC (D34)	12/20/24	0.250%(Q)	6,316	0.227%	2,762	(178)	2,940	CITI
Marriott International, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.123%	6,922	(178)	7,100	CITI
McDonald’s Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.079%	8,683	(178)	8,861	CITI
MGIC Investment Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.183%	4,524	(178)	4,702	CITI
Monitchem Holdco 3 SA (D34)	12/20/24	0.250%(Q)	6,316	1.602%	(51,868)	(178)	(51,690)	CITI
Morgan Stanley (D34)	12/20/24	0.250%(Q)	6,316	0.218%	3,121	(178)	3,299	CITI
Naturgy Energy Group SA (D34)	12/20/24	0.250%(Q)	6,316	0.243%	2,135	(178)	2,313	CITI
NatWest Group PLC (D34)	12/20/24	0.250%(Q)	6,316	0.346%	(1,997)	(178)	(1,819)	CITI
Netflix, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.115%	7,246	(178)	7,424	CITI
Next PLC (D34)	12/20/24	0.250%(Q)	6,316	0.091%	8,196	(178)	8,374	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	179

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.208%	$3,509	$(178)	$3,687	CITI
Paramount Global (D34)	12/20/24	0.250%(Q)	6,316	0.198%	3,907	(178)	4,085	CITI
Pfizer, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.086%	8,410	(178)	8,588	CITI
Picard Bondco SA (D34)	12/20/24	0.250%(Q)	6,316	0.808%	(20,402)	(178)	(20,224)	CITI
Premier Foods Finance PLC (D34)	12/20/24	0.250%(Q)	6,316	0.572%	(11,022)	(178)	(10,844)	CITI
Radian Group, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.240%	2,238	(178)	2,416	CITI
Renault SA (D34)	12/20/24	0.250%(Q)	6,316	0.241%	2,193	(178)	2,371	CITI
Reynolds American, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.142%	6,173	(178)	6,351	CITI
Rolls-Royce Holdings PLC (D34)	12/20/24	0.250%(Q)	6,316	0.211%	3,390	(178)	3,568	CITI
Schaeffler AG (D34)	12/20/24	0.250%(Q)	6,316	0.306%	(399)	(178)	(221)	CITI
Sealed Air Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.286%	393	(178)	571	CITI
Societe Generale SA (D34)	12/20/24	0.250%(Q)	6,316	0.313%	(663)	(178)	(485)	CITI
Sprint Communications LLC (D34)	12/20/24	0.250%(Q)	6,316	0.245%	2,061	(178)	2,239	CITI
Stellantis NV (D34)	12/20/24	0.250%(Q)	6,316	0.216%	3,203	(178)	3,381	CITI
TDC Holding A/S (D34)	12/20/24	0.250%(Q)	6,316	0.111%	7,426	(178)	7,604	CITI
Tenet Healthcare Corp. (D34)	12/20/24	0.250%(Q)	6,316	0.210%	3,430	(178)	3,608	CITI
Tesco PLC (D34)	12/20/24	0.250%(Q)	6,316	0.086%	8,396	(178)	8,574	CITI

See Notes to Financial Statements.

180

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tesla, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.253%	$1,741	$(178)	$1,919	CITI
thyssenkrupp AG (D34)	12/20/24	0.250%(Q)	6,316	0.372%	(3,038)	(178)	(2,860)	CITI
T-Mobile USA, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.169%	5,086	(178)	5,264	CITI
TUI AG (D34)	12/20/24	0.250%(Q)	6,316	0.453%	(6,264)	(178)	(6,086)	CITI
Unibail-Rodamco-Westfield SE (D34)	12/20/24	0.250%(Q)	6,316	0.230%	2,641	(178)	2,819	CITI
UniCredit SpA (D34)	12/20/24	0.250%(Q)	6,316	0.488%	(7,691)	(178)	(7,513)	CITI
UPC Holding BV (D34)	12/20/24	0.250%(Q)	6,316	0.502%	(8,234)	(178)	(8,056)	CITI
Valeo SE (D34)	12/20/24	0.250%(Q)	6,316	0.503%	(8,257)	(178)	(8,079)	CITI
Verisure Holding AB (D34)	12/20/24	0.250%(Q)	6,316	0.615%	(12,731)	(178)	(12,553)	CITI
Verizon Communications, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.280%	654	(178)	832	CITI
Virgin Media Finance PLC (D34)	12/20/24	0.250%(Q)	6,316	0.963%	(26,591)	(178)	(26,413)	CITI
Volkswagen International Finance N.V. (D34)	12/20/24	0.250%(Q)	6,316	0.342%	(1,857)	(178)	(1,679)	CITI
Volvo AB (D34)	12/20/24	0.250%(Q)	6,316	0.322%	(1,035)	(178)	(857)	CITI
Walt Disney Co. (The) (D34)	12/20/24	0.250%(Q)	6,316	0.131%	6,606	(178)	6,784	CITI
Wells Fargo & Co. (D34)	12/20/24	0.250%(Q)	6,316	0.209%	3,496	(178)	3,674	CITI
Yum! Brands, Inc. (D34)	12/20/24	0.250%(Q)	6,316	0.156%	5,595	(178)	5,773	CITI
Ally Financial, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.431%	576	(128)	704	CITI
Altice Finco SA (D35)	06/20/24	0.250%(Q)	15,000	6.198%	(119,467)	(128)	(119,339)	CITI
Altice France SA (D35)	06/20/24	0.250%(Q)	15,000	11.463%	(227,674)	(128)	(227,546)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	181

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Axle & Manufacturing, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.588%	$(2,706)	$(128)	$(2,578)	CITI
Amkor Technology, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.204%	5,343	(128)	5,471	CITI
Anglo American PLC (D35)	06/20/24	0.250%(Q)	15,000	0.179%	5,852	(128)	5,980	CITI
Anywhere Real Estate Group LLC (D35)	06/20/24	0.250%(Q)	15,000	5.716%	(109,569)	(128)	(109,441)	CITI
Apache Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.164%	6,174	(128)	6,302	CITI
Aramark Services, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.254%	4,287	(128)	4,415	CITI
ArcelorMittal SA (D35)	06/20/24	0.250%(Q)	15,000	0.262%	4,113	(128)	4,241	CITI
AT&T, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.285%	3,644	(128)	3,772	CITI
Avient Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.204%	5,329	(128)	5,457	CITI
Avis Budget Group, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.753%	(6,162)	(128)	(6,034)	CITI
Bank of America Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.171%	6,027	(128)	6,155	CITI
Barclays Bank PLC (D35)	06/20/24	0.250%(Q)	15,000	0.257%	4,227	(128)	4,355	CITI
Bath & Body Works, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.206%	5,300	(128)	5,428	CITI
Beazer Homes USA, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.170%	6,043	(128)	6,171	CITI
Boeing Co. (D35)	06/20/24	0.250%(Q)	15,000	0.394%	1,357	(128)	1,485	CITI

See Notes to Financial Statements.

182

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Bombardier, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.503%	$(926)	$(128)	$(798)	CITI
Calpine Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.803%	(7,214)	(128)	(7,086)	CITI
CCO Holdings LLC (D35)	06/20/24	0.250%(Q)	15,000	0.751%	(6,123)	(128)	(5,995)	CITI
CMA CGM SA (D35)	06/20/24	0.250%(Q)	15,000	0.739%	(5,868)	(128)	(5,740)	CITI
Constellium SE (D35)	06/20/24	0.250%(Q)	15,000	0.693%	(4,907)	(128)	(4,779)	CITI
CSC Holdings LLC (D35)	06/20/24	0.250%(Q)	15,000	6.860%	(133,336)	(128)	(133,208)	CITI
Dell, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.072%	8,109	(128)	8,237	CITI
Delta Air Lines, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.324%	2,827	(128)	2,955	CITI
Devon Energy Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.151%	6,439	(128)	6,567	CITI
DISH DBS Corp. (D35)	06/20/24	0.250%(Q)	15,000	9.445%	(186,803)	(128)	(186,675)	CITI
Domtar Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.995%	(11,226)	(128)	(11,098)	CITI
Enbridge, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.189%	5,648	(128)	5,776	CITI
Energy Transfer LP (D35)	06/20/24	0.250%(Q)	15,000	0.240%	4,579	(128)	4,707	CITI
Expedia Group, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.118%	7,143	(128)	7,271	CITI
Ford Motor Co. (D35)	06/20/24	0.250%(Q)	15,000	0.180%	5,834	(128)	5,962	CITI
Freeport-McMoRan, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.111%	7,293	(128)	7,421	CITI
General Motors Co. (D35)	06/20/24	0.250%(Q)	15,000	0.183%	5,770	(128)	5,898	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	183

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Genworth Holdings, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.216%	$5,079	$(128)	$5,207	CITI
Goldman Sachs Group, Inc. (The) (D35)	06/20/24	0.250%(Q)	15,000	0.227%	4,859	(128)	4,987	CITI
Goodyear Tire & Rubber Co. (The) (D35)	06/20/24	0.250%(Q)	15,000	0.457%	38	(128)	166	CITI
HCA, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.107%	7,366	(128)	7,494	CITI
Hess Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.098%	7,569	(128)	7,697	CITI
Host Hotels & Resorts LP (D35)	06/20/24	0.250%(Q)	15,000	0.194%	5,557	(128)	5,685	CITI
Howmet Aerospace, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.190%	5,632	(128)	5,760	CITI
HP, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.127%	6,948	(128)	7,076	CITI
International Game Technology PLC (D35)	06/20/24	0.250%(Q)	15,000	0.201%	5,402	(128)	5,530	CITI
iStar, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.426%	680	(128)	808	CITI
Jaguar Land Rover Automotive PLC (D35)	06/20/24	0.250%(Q)	15,000	0.336%	2,567	(128)	2,695	CITI
JPMorgan Chase & Co. (D35)	06/20/24	0.250%(Q)	15,000	0.171%	6,038	(128)	6,166	CITI
KB Home (D35)	06/20/24	0.250%(Q)	15,000	0.180%	5,837	(128)	5,965	CITI
Ladbrokes Coral Group Ltd. (D35)	06/20/24	0.250%(Q)	15,000	0.486%	(578)	(128)	(450)	CITI

See Notes to Financial Statements.

184

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lennar Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.186%	$5,720	$(128)	$5,848	CITI
Lumen Technologies, Inc. (D35)	06/20/24	0.250%(Q)	15,000	8.797%	(173,634)	(128)	(173,506)	CITI
Macy’s, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.513%	(1,137)	(128)	(1,009)	CITI
MDC Holdings, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.123%	7,037	(128)	7,165	CITI
MGIC Investment Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.145%	6,565	(128)	6,693	CITI
MGM Resorts International (D35)	06/20/24	0.250%(Q)	15,000	0.350%	2,282	(128)	2,410	CITI
Morgan Stanley (D35)	06/20/24	0.250%(Q)	15,000	0.212%	5,173	(128)	5,301	CITI
Nabors Industries, Inc. (D35)	06/20/24	0.250%(Q)	15,000	1.079%	(12,992)	(128)	(12,864)	CITI
Navient Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.597%	(2,901)	(128)	(2,773)	CITI
Netflix, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.089%	7,749	(128)	7,877	CITI
New Albertsons, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.167%	6,119	(128)	6,247	CITI
Newell Brands, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.137%	6,741	(128)	6,869	CITI
Nokia OYJ (D35)	06/20/24	0.250%(Q)	15,000	0.177%	5,906	(128)	6,034	CITI
NOVA Chemicals Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.366%	1,936	(128)	2,064	CITI
NRG Energy, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.450%	183	(128)	311	CITI
Occidental Petroleum Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.161%	6,240	(128)	6,368	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	185

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.205%	$5,324	$(128)	$5,452	CITI
OneMain Finance Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.323%	2,841	(128)	2,969	CITI
Ovintiv, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.140%	6,682	(128)	6,810	CITI
Pactiv LLC (D35)	06/20/24	0.250%(Q)	15,000	0.166%	6,141	(128)	6,269	CITI
Pitney Bowes Inc. (D35)	06/20/24	0.250%(Q)	15,000	2.017%	(32,585)	(128)	(32,457)	CITI
PulteGroup, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.161%	6,237	(128)	6,365	CITI
Radian Group, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.140%	6,681	(128)	6,809	CITI
Rolls-Royce Holdings PLC (D35)	06/20/24	0.250%(Q)	15,000	0.213%	5,142	(128)	5,270	CITI
Ryder System, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.079%	7,961	(128)	8,089	CITI
Safeway, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.110%	7,298	(128)	7,426	CITI
Schaeffler AG (D35)	06/20/24	0.250%(Q)	15,000	0.313%	3,061	(128)	3,189	CITI
Sealed Air Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.282%	3,696	(128)	3,824	CITI
Sprint Communications LLC (D35)	06/20/24	0.250%(Q)	15,000	0.209%	5,233	(128)	5,361	CITI
Teck Resources Ltd. (D35)	06/20/24	0.250%(Q)	15,000	0.124%	7,024	(128)	7,152	CITI
TEGNA, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.388%	1,473	(128)	1,601	CITI
Telecom Italia SpA (D35)	06/20/24	0.250%(Q)	15,000	1.007%	(11,474)	(128)	(11,346)	CITI
Tenet Healthcare Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.186%	5,708	(128)	5,836	CITI
Tesla, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.179%	5,868	(128)	5,996	CITI

See Notes to Financial Statements.

186

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D35)	06/20/24	0.250%(Q)	15,000	0.225%	$4,905	$(128)	$5,033	CITI
thyssenkrupp AG (D35)	06/20/24	0.250%(Q)	15,000	0.349%	2,307	(128)	2,435	CITI
T-Mobile USA, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.164%	6,173	(128)	6,301	CITI
Toll Brothers, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.215%	5,115	(128)	5,243	CITI
Transocean, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.677%	(4,581)	(128)	(4,453)	CITI
United Airlines Holdings, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.577%	(2,473)	(128)	(2,345)	CITI
United Rentals North America, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.151%	6,439	(128)	6,567	CITI
United States Steel Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.143%	6,613	(128)	6,741	CITI
Univision Communications, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.383%	1,584	(128)	1,712	CITI
Valeo SE (D35)	06/20/24	0.250%(Q)	15,000	0.515%	(1,181)	(128)	(1,053)	CITI
Verizon Communications, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.249%	4,395	(128)	4,523	CITI
Virgin Media Finance PLC (D35)	06/20/24	0.250%(Q)	15,000	0.959%	(10,484)	(128)	(10,356)	CITI
Volkswagen International Finance N.V. (D35)	06/20/24	0.250%(Q)	15,000	0.328%	2,732	(128)	2,860	CITI
Wells Fargo & Co. (D35)	06/20/24	0.250%(Q)	15,000	0.188%	5,682	(128)	5,810	CITI
Xerox Corp. (D35)	06/20/24	0.250%(Q)	15,000	0.582%	(2,591)	(128)	(2,463)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	187

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Yum! Brands, Inc. (D35)	06/20/24	0.250%(Q)	15,000	0.128%	$6,925	$(128)	$7,053	CITI
Ziggo Bond Co. BV (D35)	06/20/24	0.250%(Q)	15,000	0.759%	(6,294)	(128)	(6,166)	CITI
Advanced Micro Devices, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.134%	6,711	(184)	6,895	CITI
Ally Financial, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.468%	(7,097)	(184)	(6,913)	CITI
Altice Finco SA (D36)	12/20/24	0.250%(Q)	6,522	7.994%	(305,800)	(184)	(305,616)	CITI
Altice France SA (D36)	12/20/24	0.250%(Q)	6,522	15.369%	(577,536)	(184)	(577,352)	CITI
American Express Co. (D36)	12/20/24	0.250%(Q)	6,522	0.073%	9,230	(184)	9,414	CITI
Anglo American PLC (D36)	12/20/24	0.250%(Q)	6,522	0.182%	4,693	(184)	4,877	CITI
ArcelorMittal SA (D36)	12/20/24	0.250%(Q)	6,522	0.263%	1,346	(184)	1,530	CITI
AT&T, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.321%	(1,045)	(184)	(861)	CITI
Avis Budget Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.780%	(19,935)	(184)	(19,751)	CITI
Ball Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.160%	5,604	(184)	5,788	CITI
Bank of America Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.178%	4,866	(184)	5,050	CITI
Barclays Bank PLC (D36)	12/20/24	0.250%(Q)	6,522	0.305%	(351)	(184)	(167)	CITI
BNP Paribas SA (D36)	12/20/24	0.250%(Q)	6,522	0.265%	1,268	(184)	1,452	CITI
Bouygues SA (D36)	12/20/24	0.250%(Q)	6,522	0.068%	9,414	(184)	9,598	CITI

See Notes to Financial Statements.

188

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D36)	12/20/24	0.250%(Q)	6,522	0.155%	$5,818	$(184)	$6,002	CITI
CCO Holdings LLC (D36)	12/20/24	0.250%(Q)	6,522	0.731%	(17,912)	(184)	(17,728)	CITI
Cellnex Telecom SA (D36)	12/20/24	0.250%(Q)	6,522	0.209%	3,605	(184)	3,789	CITI
CMA CGM SA (D36)	12/20/24	0.250%(Q)	6,522	0.764%	(19,260)	(184)	(19,076)	CITI
Comcast Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.099%	8,158	(184)	8,342	CITI
Commerzbank AG (D36)	12/20/24	0.250%(Q)	6,522	0.204%	3,809	(184)	3,993	CITI
Continental AG (D36)	12/20/24	0.250%(Q)	6,522	0.170%	5,211	(184)	5,395	CITI
Cox Communications, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.081%	8,875	(184)	9,059	CITI
Dell, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.087%	8,637	(184)	8,821	CITI
Deutsche Lufthansa AG (D36)	12/20/24	0.250%(Q)	6,522	0.396%	(4,112)	(184)	(3,928)	CITI
Devon Energy Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.178%	4,859	(184)	5,043	CITI
Domtar Corp. (D36)	12/20/24	0.250%(Q)	6,522	1.155%	(35,292)	(184)	(35,108)	CITI
Elis SA (D36)	12/20/24	0.250%(Q)	6,522	0.160%	5,608	(184)	5,792	CITI
Elo SA (D36)	12/20/24	0.250%(Q)	6,522	0.426%	(5,378)	(184)	(5,194)	CITI
Expedia Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.131%	6,805	(184)	6,989	CITI
Faurecia SE (D36)	12/20/24	0.250%(Q)	6,522	0.574%	(11,470)	(184)	(11,286)	CITI
Ford Motor Co. (D36)	12/20/24	0.250%(Q)	6,522	0.235%	2,523	(184)	2,707	CITI
Ford Motor Co. (D36)	12/20/24	0.250%(Q)	6,522	0.262%	1,422	(184)	1,606	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	189

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
General Electric Co. (D36)	12/20/24	0.250%(Q)	6,522	0.084%	$8,782	$(184)	$8,966	CITI
General Motors Co. (D36)	12/20/24	0.250%(Q)	6,522	0.176%	4,972	(184)	5,156	CITI
Genworth Holdings, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.230%	2,738	(184)	2,922	CITI
GKN Holdings Ltd. (D36)	12/20/24	0.250%(Q)	6,522	0.186%	4,551	(184)	4,735	CITI
Glencore International AG (D36)	12/20/24	0.250%(Q)	6,522	0.275%	888	(184)	1,072	CITI
Goldman Sachs Group, Inc. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.234%	2,561	(184)	2,745	CITI
Goodyear Tire & Rubber Co. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.475%	(7,392)	(184)	(7,208)	CITI
HCA, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.119%	7,309	(184)	7,493	CITI
HeidelbergCement AG (D36)	12/20/24	0.250%(Q)	6,522	0.162%	5,528	(184)	5,712	CITI
HP, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.132%	6,761	(184)	6,945	CITI
INEOS Group Holdings SA (D36)	12/20/24	0.250%(Q)	6,522	0.588%	(12,043)	(184)	(11,859)	CITI
International Business Machines Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.080%	8,928	(184)	9,112	CITI
ITV PLC (D36)	12/20/24	0.250%(Q)	6,522	0.179%	4,830	(184)	5,014	CITI
J Sainsbury PLC (D36)	12/20/24	0.250%(Q)	6,522	0.120%	7,271	(184)	7,455	CITI
Jaguar Land Rover Automotive PLC (D36)	12/20/24	0.250%(Q)	6,522	0.365%	(2,851)	(184)	(2,667)	CITI

See Notes to Financial Statements.

190

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
JPMorgan Chase & Co. (D36)	12/20/24	0.250%(Q)	6,522	0.192%	$4,289	$(184)	$4,473	CITI
K&S AG (D36)	12/20/24	0.250%(Q)	6,522	0.530%	(9,662)	(184)	(9,478)	CITI
Koninklijke KPN NV (D36)	12/20/24	0.250%(Q)	6,522	0.082%	8,850	(184)	9,034	CITI
Kraft Heinz Foods Co. (D36)	12/20/24	0.250%(Q)	6,522	0.114%	7,543	(184)	7,727	CITI
Marks & Spencer PLC (D36)	12/20/24	0.250%(Q)	6,522	0.227%	2,851	(184)	3,035	CITI
Marriott International, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.123%	7,147	(184)	7,331	CITI
MGIC Investment Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.183%	4,672	(184)	4,856	CITI
Morgan Stanley (D36)	12/20/24	0.250%(Q)	6,522	0.218%	3,222	(184)	3,406	CITI
Naturgy Energy Group SA (D36)	12/20/24	0.250%(Q)	6,522	0.243%	2,204	(184)	2,388	CITI
NatWest Group PLC (D36)	12/20/24	0.250%(Q)	6,522	0.346%	(2,062)	(184)	(1,878)	CITI
Netflix, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.115%	7,482	(184)	7,666	CITI
Next PLC (D36)	12/20/24	0.250%(Q)	6,522	0.091%	8,463	(184)	8,647	CITI
Olin Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.208%	3,624	(184)	3,808	CITI
Paramount Global (D36)	12/20/24	0.250%(Q)	6,522	0.198%	4,034	(184)	4,218	CITI
Pfizer, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.086%	8,684	(184)	8,868	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	191

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Picard Bondco SA (D36)	12/20/24	0.250%(Q)	6,522	0.808%	$(21,068)	$(184)	$(20,884)	CITI
Publicis Groupe SA (D36)	12/20/24	0.250%(Q)	6,522	0.085%	8,742	(184)	8,926	CITI
Radian Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.240%	2,310	(184)	2,494	CITI
Renault SA (D36)	12/20/24	0.250%(Q)	6,522	0.241%	2,264	(184)	2,448	CITI
Reynolds American, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.142%	6,374	(184)	6,558	CITI
Rolls-Royce Holdings PLC (D36)	12/20/24	0.250%(Q)	6,522	0.211%	3,500	(184)	3,684	CITI
Schaeffler AG (D36)	12/20/24	0.250%(Q)	6,522	0.306%	(412)	(184)	(228)	CITI
Sealed Air Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.286%	405	(184)	589	CITI
Societe Generale SA (D36)	12/20/24	0.250%(Q)	6,522	0.313%	(684)	(184)	(500)	CITI
Sprint Communications LLC (D36)	12/20/24	0.250%(Q)	6,522	0.245%	2,127	(184)	2,311	CITI
Stellantis NV (D36)	12/20/24	0.250%(Q)	6,522	0.216%	3,307	(184)	3,491	CITI
TDC Holding A/S (D36)	12/20/24	0.250%(Q)	6,522	0.111%	7,668	(184)	7,852	CITI
Telefonaktiebolaget LM Ericsson (D36)	12/20/24	0.250%(Q)	6,522	0.224%	2,961	(184)	3,145	CITI
Tenet Healthcare Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.210%	3,541	(184)	3,725	CITI
Tesco PLC (D36)	12/20/24	0.250%(Q)	6,522	0.086%	8,670	(184)	8,854	CITI
Tesla, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.253%	1,798	(184)	1,982	CITI

See Notes to Financial Statements.

192

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
thyssenkrupp AG (D36)	12/20/24	0.250%(Q)	6,522	0.372%	$(3,137)	$(184)	$(2,953)	CITI
T-Mobile USA, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.169%	5,252	(184)	5,436	CITI
TUI AG (D36)	12/20/24	0.250%(Q)	6,522	0.453%	(6,469)	(184)	(6,285)	CITI
Unibail-Rodamco-Westfield SE (D36)	12/20/24	0.250%(Q)	6,522	0.230%	2,727	(184)	2,911	CITI
UniCredit SpA (D36)	12/20/24	0.250%(Q)	6,522	0.488%	(7,942)	(184)	(7,758)	CITI
Valeo SE (D36)	12/20/24	0.250%(Q)	6,522	0.503%	(8,526)	(184)	(8,342)	CITI
Verisure Holding AB (D36)	12/20/24	0.250%(Q)	6,522	0.615%	(13,147)	(184)	(12,963)	CITI
Verizon Communications, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.280%	675	(184)	859	CITI
Vivendi SE (D36)	12/20/24	0.250%(Q)	6,522	0.071%	9,316	(184)	9,500	CITI
Volkswagen International Finance N.V. (D36)	12/20/24	0.250%(Q)	6,522	0.342%	(1,917)	(184)	(1,733)	CITI
Volvo AB (D36)	12/20/24	0.250%(Q)	6,522	0.322%	(1,069)	(184)	(885)	CITI
Walt Disney Co. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.131%	6,821	(184)	7,005	CITI
Wells Fargo & Co. (D36)	12/20/24	0.250%(Q)	6,522	0.209%	3,610	(184)	3,794	CITI
Yum! Brands, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.156%	5,777	(184)	5,961	CITI
Air France-KLM (D37)	12/20/25	0.500%(Q)	13,187	0.771%	(48,524)	(1,386)	(47,138)	CITI
Altice Finco SA (D37)	12/20/25	0.500%(Q)	13,187	10.689%	(1,868,420)	(1,386)	(1,867,034)	CITI
Altice France SA (D37)	12/20/25	0.500%(Q)	13,187	18.101%	(2,947,500)	(1,386)	(2,946,114)	CITI
Anglo American PLC (D37)	12/20/25	0.500%(Q)	13,187	0.279%	53,761	(1,386)	55,147	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	193

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
ArcelorMittal SA (D37)	12/20/25	0.500%(Q)	13,187	0.407%	$26,952	$(1,386)	$28,338	CITI
Ardagh Packaging Finance PLC (D37)	12/20/25	0.500%(Q)	13,187	25.189%	(4,050,015)	(1,386)	(4,048,629)	CITI
AT&T, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.428%	22,603	(1,386)	23,989	CITI
Avient Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.340%	41,028	(1,386)	42,414	CITI
Avis Budget Group, Inc. (D37)	12/20/25	0.500%(Q)	13,187	1.394%	(176,435)	(1,386)	(175,049)	CITI
Ball Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.249%	59,962	(1,386)	61,348	CITI
Bank of America Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.285%	52,548	(1,386)	53,934	CITI
Barclays Bank PLC (D37)	12/20/25	0.500%(Q)	13,187	0.432%	21,762	(1,386)	23,148	CITI
Beazer Homes USA, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.660%	(25,563)	(1,386)	(24,177)	CITI
BNP Paribas SA (D37)	12/20/25	0.500%(Q)	13,187	0.363%	36,185	(1,386)	37,571	CITI
British American Tobacco PLC (D37)	12/20/25	0.500%(Q)	13,187	0.265%	56,580	(1,386)	57,966	CITI
CCO Holdings LLC (D37)	12/20/25	0.500%(Q)	13,187	1.226%	(142,177)	(1,386)	(140,791)	CITI
Ceconomy AG (D37)	12/20/25	0.500%(Q)	13,187	1.425%	(182,879)	(1,386)	(181,493)	CITI
Cellnex Telecom SA (D37)	12/20/25	0.500%(Q)	13,187	0.307%	47,955	(1,386)	49,341	CITI
Clariant AG (D37)	12/20/25	0.500%(Q)	13,187	0.387%	31,225	(1,386)	32,611	CITI
Commerzbank AG (D37)^	12/20/25	0.500%(Q)	13,187	*	28,784	(1,386)	30,170	CITI

See Notes to Financial Statements.

194

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Constellium SE (D37)	12/20/25	0.500%(Q)	13,187	0.939%	$(83,087)	$(1,386)	$(81,701)	CITI
Continental AG (D37)	12/20/25	0.500%(Q)	13,187	0.305%	48,275	(1,386)	49,661	CITI
DaVita, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.462%	15,580	(1,386)	16,966	CITI
Dell, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.158%	79,017	(1,386)	80,403	CITI
Deutsche Lufthansa AG (D37)	12/20/25	0.500%(Q)	13,187	0.489%	10,003	(1,386)	11,389	CITI
Devon Energy Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.285%	52,580	(1,386)	53,966	CITI
eG Global Finance PLC (D37)	12/20/25	0.500%(Q)	13,187	2.348%	(369,626)	(1,386)	(368,240)	CITI
Elis SA (D37)	12/20/25	0.500%(Q)	13,187	0.275%	54,655	(1,386)	56,041	CITI
Elo SA (D37)	12/20/25	0.500%(Q)	13,187	0.939%	(83,334)	(1,386)	(81,948)	CITI
Expedia Group, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.232%	63,513	(1,386)	64,899	CITI
Ford Motor Co. (D37)	12/20/25	0.500%(Q)	13,187	0.459%	16,296	(1,386)	17,682	CITI
Ford Motor Co. (D37)	12/20/25	0.500%(Q)	13,187	0.495%	8,750	(1,386)	10,136	CITI
Forvia SE (D37)	12/20/25	0.500%(Q)	13,187	0.983%	(92,106)	(1,386)	(90,720)	CITI
General Electric Co. (D37)	12/20/25	0.500%(Q)	13,187	0.138%	83,199	(1,386)	84,585	CITI
General Motors Co. (D37)	12/20/25	0.500%(Q)	13,187	0.271%	55,483	(1,386)	56,869	CITI
Genworth Holdings, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.406%	27,349	(1,386)	28,735	CITI
Glencore International AG (D37)	12/20/25	0.500%(Q)	13,187	0.375%	33,730	(1,386)	35,116	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	195

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goldman Sachs Group, Inc. (The) (D37)	12/20/25	0.500%(Q)	13,187	0.324%	$44,382	$(1,386)	$45,768	CITI
Goodyear Tire & Rubber Co. (The) (D37)	12/20/25	0.500%(Q)	13,187	0.803%	(55,115)	(1,386)	(53,729)	CITI
Grifols SA (D37)	12/20/25	0.500%(Q)	13,187	6.452%	(1,142,768)	(1,386)	(1,141,382)	CITI
HCA, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.254%	58,891	(1,386)	60,277	CITI
HeidelbergCement AG (D37)	12/20/25	0.500%(Q)	13,187	0.315%	46,157	(1,386)	47,543	CITI
HP, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.232%	63,607	(1,386)	64,993	CITI
Iceland Bondco PLC (D37)	12/20/25	0.500%(Q)	13,187	2.711%	(443,428)	(1,386)	(442,042)	CITI
Intrum AB (D37)	12/20/25	0.500%(Q)	13,187	24.327%	(3,544,632)	(1,386)	(3,543,246)	CITI
Jaguar Land Rover Automotive PLC (D37)	12/20/25	0.500%(Q)	13,187	0.711%	(36,184)	(1,386)	(34,798)	CITI
JPMorgan Chase & Co. (D37)	12/20/25	0.500%(Q)	13,187	0.261%	57,438	(1,386)	58,824	CITI
KB Home (D37)	12/20/25	0.500%(Q)	13,187	0.487%	10,377	(1,386)	11,763	CITI
Kraft Heinz Foods Co. (D37)	12/20/25	0.500%(Q)	13,187	0.194%	71,468	(1,386)	72,854	CITI
Loxam SAS (D37)	12/20/25	0.500%(Q)	13,187	1.810%	(261,549)	(1,386)	(260,163)	CITI
Macy’s, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.818%	(58,070)	(1,386)	(56,684)	CITI
Marks & Spencer Group PLC (D37)	12/20/25	0.500%(Q)	13,187	0.332%	42,606	(1,386)	43,992	CITI

See Notes to Financial Statements.

196

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Marriott International, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.178%	$74,916	$(1,386)	$76,302	CITI
MGIC Investment Corp. (D37)	12/20/25	0.500%(Q	)	13,187	0.336%	41,847	(1,386)	43,233	CITI
Morgan Stanley (D37)	12/20/25	0.500%(Q	)	13,187	0.296%	50,200	(1,386)	51,586	CITI
Naturgy Energy Group SA (D37)	12/20/25	0.500%(Q	)	13,187	0.257%	58,347	(1,386)	59,733	CITI
NatWest Group PLC (D37)	12/20/25	0.500%(Q	)	13,187	0.497%	8,418	(1,386)	9,804	CITI
Nokia OYJ (D37)	12/20/25	0.500%(Q	)	13,187	0.302%	48,908	(1,386)	50,294	CITI
Novafives SAS (D37)	12/20/25	0.500%(Q	)	13,187	0.998%	(95,478)	(1,386)	(94,092)	CITI
Olin Corp. (D37)	12/20/25	0.500%(Q	)	13,187	0.362%	36,471	(1,386)	37,857	CITI
Paramount Global (D37)	12/20/25	0.500%(Q	)	13,187	0.433%	21,570	(1,386)	22,956	CITI
Radian Group, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.433%	21,609	(1,386)	22,995	CITI
Renault SA (D37)	12/20/25	0.500%(Q	)	13,187	0.363%	36,130	(1,386)	37,516	CITI
Rolls-Royce Holdings PLC (D37)	12/20/25	0.500%(Q	)	13,187	0.355%	37,769	(1,386)	39,155	CITI
Schaeffler AG (D37)	12/20/25	0.500%(Q	)	13,187	0.459%	16,146	(1,386)	17,532	CITI
Sealed Air Corp. (D37)	12/20/25	0.500%(Q	)	13,187	0.506%	6,383	(1,386)	7,769	CITI
Societe Generale SA (D37)	12/20/25	0.500%(Q	)	13,187	0.516%	4,445	(1,386)	5,831	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	197

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sprint Communications LLC (D37)	12/20/25	0.500%(Q	)	13,187	0.305%	$ 48,209	$(1,386)	$49,595	CITI
Stellantis NV (D37)	12/20/25	0.500%(Q	)	13,187	0.330%	43,061	(1,386)	44,447	CITI
Stena AB (D37)	12/20/25	0.500%(Q	)	13,187	0.764%	(46,941)	(1,386)	(45,555)	CITI
Stonegate Pub Co. Financing PLC (D37)	12/20/25	0.500%(Q	)	13,187	4.244%	(738,190)	(1,386)	(736,804)	CITI
Sunrise HoldCo IV BV (D37)	12/20/25	0.500%(Q	)	13,187	0.895%	(74,100)	(1,386)	(72,714)	CITI
Telecom Italia SpA (D37)	12/20/25	0.500%(Q	)	13,187	1.443%	(185,915)	(1,386)	(184,529)	CITI
Telefonaktiebolaget LM Ericsson (D37)	12/20/25	0.500%(Q	)	13,187	0.394%	29,805	(1,386)	31,191	CITI
Tenet Healthcare Corp. (D37)	12/20/25	0.500%(Q	)	13,187	0.387%	31,121	(1,386)	32,507	CITI
Tesla, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.356%	37,561	(1,386)	38,947	CITI
Teva Pharmaceutical Industries Ltd. (D37)	12/20/25	0.500%(Q	)	13,187	0.455%	17,130	(1,386)	18,516	CITI
thyssenkrupp AG (D37)	12/20/25	0.500%(Q	)	13,187	0.625%	(18,244)	(1,386)	(16,858)	CITI
T-Mobile USA, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.239%	62,036	(1,386)	63,422	CITI
TUI AG (D37)	12/20/25	0.500%(Q	)	13,187	1.187%	(134,368)	(1,386)	(132,982)	CITI
Unibail-Rodamco-Westfield SE (D37)	12/20/25	0.500%(Q	)	13,187	0.376%	33,571	(1,386)	34,957	CITI
UniCredit SpA (D37)	12/20/25	0.500%(Q	)	13,187	0.687%	(31,237)	(1,386)	(29,851)	CITI
United Group BV (D37)	12/20/25	0.500%(Q	)	13,187	1.229%	(142,730)	(1,386)	(141,344)	CITI
Valeo SE (D37)	12/20/25	0.500%(Q	)	13,187	0.600%	(13,128)	(1,386)	(11,742)	CITI

See Notes to Financial Statements.

198

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.394%	$29,760	$(1,386)	$31,146	CITI
Virgin Media Finance PLC (D37)	12/20/25	0.500%(Q	)	13,187	1.471%	(191,893)	(1,386)	(190,507)	CITI
Volkswagen AG (D37)	12/20/25	0.500%(Q	)	13,187	0.386%	31,453	(1,386)	32,839	CITI
Walt Disney Co. (The) (D37)	12/20/25	0.500%(Q	)	13,187	0.175%	75,408	(1,386)	76,794	CITI
Wells Fargo & Co. (D37)	12/20/25	0.500%(Q	)	13,187	0.292%	50,965	(1,386)	52,351	CITI
Yum! Brands, Inc. (D37)	12/20/25	0.500%(Q	)	13,187	0.239%	62,151	(1,386)	63,537	CITI
Ziggo Bond Co. BV (D37)	12/20/25	0.500%(Q	)	13,187	1.304%	(158,047)	(1,386)	(156,661)	CITI

						$(46,234,432)	$(3,237,285)	$(42,997,147)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q	)	89,240	$799,009	$687	$798,322	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q	)	92,000	823,721	(9,836)	833,557	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q	)	184,000	1,647,442	(19,673)	1,667,115	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q	)	184,000	1,647,442	(19,673)	1,667,115	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q	)	23,000	105,669	17,318	88,351	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q	)	184,000	845,352	124,037	721,315	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q	)	92,000	422,676	72,167	350,509	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q	)	460,000	2,113,378	563,803	1,549,575	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q	)	92,000	422,676	90,393	332,283	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q	)	92,000	422,676	(28,633)	451,309	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q	)	184,000	845,351	14,889	830,462	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q	)	69,000	113,440	16,557	96,883	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q	)	13,800	63,401	(3,657)	67,058	BOA
CDX.EM.39.V1 (D17)	06/20/28	1.000%(Q	)	100,000	1,835,590	49,997	1,785,593	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund	199

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.39.V1 (D18)	06/20/28	1.000%(Q	)	100,000	$1,835,590	$49,997	$1,785,593	MSI
CDX.EM.39.V1 (D19)	06/20/28	1.000%(Q	)	100,000	1,835,590	49,997	1,785,593	BARC
CDX.EM.38.V1 (D20)	12/20/27	1.000%(Q	)	100,000	1,491,812	51,817	1,439,995	MSI
CDX.EM.38.V1 (D21)	12/20/27	1.000%(Q	)	100,000	1,491,812	69,583	1,422,229	BARC
CDX.EM.39.V1 (D22)	06/20/28	1.000%(Q	)	50,000	917,795	26,264	891,531	BARC
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q	)	100,000	1,835,590	52,528	1,783,062	MSI
CDX.EM.39.V1 (D24)	06/20/28	1.000%(Q	)	100,000	1,835,590	57,599	1,777,991	MSI
CDX.EM.39.V1 (D25)	06/20/28	1.000%(Q	)	100,000	1,835,590	124,645	1,710,945	BARC
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q	)	100,000	1,835,590	127,266	1,708,324	MSI
CDX.EM.38.V1 (D27)	12/20/27	1.000%(Q	)	100,000	1,491,812	(51,057)	1,542,869	MSI
CDX.EM.38.V1 (D28)	12/20/27	1.000%(Q	)	100,000	1,491,812	(48,538)	1,540,350	MSI
CDX.EM.39.V1 (D29)	06/20/28	1.000%(Q	)	45,000	826,016	(17,456)	843,472	BARC
CDX.Newport.0-5% (D30)^	12/20/24	0.250%(Q	)	25,000	(37,053)	3,824	(40,877)	CITI
CDX.Newport.10-15% (D30)^	12/20/24	0.250%(Q	)	25,000	(1,477)	3,824	(5,301)	CITI
CDX.Newport.15-100% (D30)^	12/20/24	0.250%(Q	)	425,000	(737,160)	(245,240)	(491,920)	CITI
CDX.Newport.5-10% (D30)^	12/20/24	0.250%(Q	)	25,000	(40,114)	3,824	(43,938)	CITI
CDX.Hilo.0-5% (D31)^	06/20/24	0.250%(Q	)	25,000	179,124	1,085	178,039	CITI
CDX.Hilo.10-15% (D31)^	06/20/24	0.250%(Q	)	12,500	(12,049)	543	(12,592)	CITI
CDX.Hilo.15-100% (D31)^	06/20/24	0.250%(Q	)	425,000	(385,338)	18,446	(403,784)	CITI
CDX.Hilo.5-10% (D31)^	06/20/24	0.250%(Q	)	12,500	(12,058)	543	(12,601)	CITI
CDX.Hilo.5-15% (D31)^	06/20/24	0.250%(Q	)	25,000	(24,108)	1,085	(25,193)	CITI
CDX.Copenhagen.0-5% (D32)^	12/20/24	0.250%(Q	)	25,000	732,091	3,824	728,267	CITI
CDX.Copenhagen.10-15% (D32)^	12/20/24	0.250%(Q	)	25,000	2,070,071	3,824	2,066,247	CITI
CDX.Copenhagen.15-100% (D32)^	12/20/24	0.250%(Q	)	425,000	(839,980)	65,013	(904,993)	CITI
CDX.Copenhagen.5-10% (D32)^	12/20/24	0.250%(Q	)	25,000	(47,545)	3,824	(51,369)	CITI
CDX.Capetown.0-5% (D33)^	06/20/24	0.250%(Q	)	25,000	278,086	1,085	277,001	CITI
CDX.Capetown.10-100% (D33)^	06/20/24	0.250%(Q	)	450,000	(405,427)	19,531	(424,958)	CITI

See Notes to Financial Statements.

200

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Capetown.5-10% (D33)^	06/20/24	0.250%(Q	)	25,000	$(24,216)	$1,085	$(25,301)	CITI
CDX.New York.0-5% (D34)^	12/20/24	0.250%(Q	)	30,000	1,652,086	848	1,651,238	CITI
CDX.New York.10-100% (D34)^	12/20/24	0.250%(Q	)	540,000	(963,350)	15,256	(978,606)	CITI
CDX.New York.5-10% (D34)^	12/20/24	0.250%(Q	)	30,000	(18,882)	848	(19,730)	CITI
CDX.Saltlake.0-5% (D35)^	06/20/24	0.250%(Q	)	75,000	1,394,033	641	1,393,392	CITI
CDX.Saltlake.10-100% (D35)^	06/20/24	0.250%(Q	)	1,350,000	(1,184,681)	(100,322)	(1,084,359)	CITI
CDX.Saltlake.5-10% (D35)^	06/20/24	0.250%(Q	)	75,000	(78,503)	641	(79,144)	CITI
CDX.Zanzibar.0-5% (D36)^	12/20/24	0.250%(Q	)	30,000	2,285,361	848	2,284,513	CITI
CDX.Zanzibar.10-100% (D36)^	12/20/24	0.250%(Q	)	360,000	(675,288)	10,171	(685,459)	CITI
CDX.Zanzibar.15-100% (D36)^	12/20/24	0.250%(Q	)	170,000	(318,441)	4,803	(323,244)	CITI
CDX.Zanzibar.5-10% (D36)^	12/20/24	0.250%(Q	)	20,000	(22,640)	565	(23,205)	CITI
CDX.Zanzibar.5-15% (D36)^	12/20/24	0.250%(Q	)	20,000	(30,523)	565	(31,088)	CITI
CDX.San Jose.0-1% (D37)^	12/20/25	0.500%(Q	)	12,000	8,064,221	1,262	8,062,959	CITI
CDX.San Jose.10-15% (D37)^	12/20/25	0.500%(Q	)	60,000	(69,220)	6,308	(75,528)	CITI
CDX.San Jose.1-5% (D37)^	12/20/25	0.500%(Q	)	48,000	10,782,531	5,046	10,777,485	CITI
CDX.San Jose.15-100% (D37)^	12/20/25	0.500%(Q	)	1,020,000	(6,306,314)	(290,169)	(6,016,145)	CITI
CDX.San Jose.5-10% (D37)^	12/20/25	0.500%(Q	)	60,000	1,094,118	6,308	1,087,810	CITI

					$47,129,777	$910,760	$46,219,017

See Notes to Financial Statements.

PGIM Total Return Bond Fund	201

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D05)	12/20/24	1.000%(Q	)	42,500	0.611%	$154,141	$(5,264)	$159,405	MSI
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q	)	36,800	1.140%	(60,502)	(30,881)	(29,621)	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q	)	4,600	1.140%	(7,563)	(4,509)	(3,054)	BOA

						$86,076	$(40,654)	$126,730

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D29). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D30 – D37).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/24	0.500%(M	)	362,524	*	$231,276	$(2,338)	$233,614	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q	)	27,300	$6,379,027	$6,319,899	$59,128	GSI
China Development Bank	06/20/29	1.000%(Q	)	34,725	(449,759)	(365,073)	(84,686)	JPM
Gazprom PAO	06/20/24	1.000%(Q	)	6,000	159,267	236,546	(77,279)	BARC
Gazprom PAO	06/20/24	1.000%(Q	)	5,000	132,723	191,103	(58,380)	HSBC

See Notes to Financial Statements.

202

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Gazprom PAO	12/20/24	1.000%(Q)		1,200	$119,312	$177,687	$(58,375)	GSI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	1,165,498	1,774,444	(608,946)	JPM
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(419,652)	(318,080)	(101,572)	JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	44,373	63,878	(19,505)	BARC
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	(16,238)	55,011	(71,249)	CITI
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(3,074,933)	(2,444,682)	(630,251)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(1,078,972)	(1,097,808)	18,836	BARC
United Mexican States	12/20/24	1.000%(Q)		31,000	(202,269)	(58,414)	(143,855)	BARC
United Mexican States	12/20/24	1.000%(Q)		26,000	(169,645)	(39,496)	(130,149)	BARC
United Mexican States	12/20/24	1.000%(Q)		6,250	(40,780)	6,729	(47,509)	CITI
United Mexican States	12/20/24	1.000%(Q)		5,745	(37,485)	5,166	(42,651)	CITI
United Mexican States	12/20/24	1.000%(Q)		4,000	(26,100)	(2,168)	(23,932)	CITI

					$2,484,367	$4,504,742	$(2,020,375)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	47,780	0.394%	$96,180	$9,055	$87,125	GSI
Cemex	06/20/24	5.000%(Q)	13,400	1.035%	152,310	(6,240)	158,550	MSI
General Motors Co.	06/20/26	5.000%(Q)	14,920	0.307%	1,510,876	1,243,643	267,233	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	0.277%	375,357	(93,202)	468,559	DB
Government of Japan	06/20/28	1.000%(Q)	35,000	0.198%	1,100,461	1,011,044	89,417	CITI
Halliburton Co.	12/20/26	1.000%(Q)	27,820	0.223%	569,484	140,729	428,755	GSI
Hellenic Republic	06/20/24	1.000%(Q)	90,000	0.098%	218,448	113,790	104,658	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund	203

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.194%	$36,209	$8,387	$27,822	GSI
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.319%	113,310	(794)	114,104	DB
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.452%	13,899	4,923	8,976	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)		5,060	*	(101,402)	(199,824)	98,422	BOA
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.683%	1,075,427	887,327	188,100	JPM
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	1.396%	(41,201)	(198,439)	157,238	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	1.396%	(34,556)	(173,304)	138,748	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	1.396%	(8,307)	(76,164)	67,857	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	1.396%	(7,636)	(69,195)	61,559	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	1.396%	(5,317)	(34,931)	29,614	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	1.902%	(61,326)	(122,413)	61,087	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	4.790%	(1,408,221)	(811,849)	(596,372)	CITI
Republic of Hungary	06/20/24	1.000%(Q)		25,000	0.113%	60,162	21,242	38,920	CITI
Republic of Hungary	12/20/24	1.000%(Q)		15,000	0.194%	94,119	51,715	42,404	CITI
Republic of Serbia	12/20/25	1.000%(Q)		5,700	0.628%	40,072	(2,721)	42,793	BNP
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.299%	1,062,311	342,165	720,146	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	30,600	0.153%	29,800	(46,054)	75,854	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	25,000	0.153%	24,346	(37,469)	61,815	BNP

See Notes to Financial Statements.

204

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 8,000	0.153%	$7,791	$(10,705)	$18,496	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.421%	527,307	365,915	161,392	GSI

					$5,439,903	$2,316,631	$3,123,272

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	2,000,000	$(44,208,261)	$(45,732,578)	$(1,524,317)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	525,000	(11,368,054)	(11,657,104)	(289,050)

				$(55,576,315)	$(57,389,682)	$(1,813,367)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	198,000	*	$12,177,000	$13,306,158	$1,129,158
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	1,309,000	3.557%	87,187,099	84,549,477	(2,637,622)

					$99,364,099	$97,855,635	$(1,508,464)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	205

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.200%	$269,446	$3,646,200	$3,376,754
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(13,420,212)	38,663,672	52,083,884
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	(2,744,672)	9,954,113	12,698,785
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(1,550,973)	9,558,047	11,109,020

See Notes to Financial Statements.

206

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,340,905	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$(2,280,987)	$(2,280,987)
542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(2,101,497)	(2,101,497)
691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(1,556,655)	(1,556,655)
1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(3,127,716)	(3,127,716)
1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	9,630,298	9,630,298
298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	55,220	2,336,587	2,281,367
72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	33,262,750	36,193,565	2,930,815

				$15,871,559	$100,915,627	$85,044,068

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	37,500	$317,137	$—	$317,137

See Notes to Financial Statements.

PGIM Total Return Bond Fund	207

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Total return swap agreements outstanding at April 30, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -55bps(T)/ 4.780%	JPM	06/20/24	(37,459)	$2,063,088	$—	$2,063,088
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(144,870)	7,886,609	—	7,886,609

					$10,266,834	$—	$10,266,834

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$14,801,981	$(10,323,556)	$104,782,169	$(90,087,586)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$72,956,455
JPS	—	328,227,740

Total	$—	$401,184,195

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

208

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$494,676,750	$—
Collateralized Loan Obligations	—	9,260,829,324	—
Consumer Loans	—	221,647,359	—
Home Equity Loans	—	109,959,783	—
Other	—	117,859,790	—
Residential Mortgage-Backed Securities	—	69,755,700	39,983,547
Student Loans	—	201,288,787	—
Commercial Mortgage-Backed Securities	—	4,402,362,382	—
Corporate Bonds	—	15,560,955,096	210,985,306
Floating Rate and Other Loans	—	560,191,510	54,537,153
Municipal Bonds	—	243,313,119	—
Residential Mortgage-Backed Securities	—	1,185,184,786	101,012,402
Sovereign Bonds	—	1,525,199,072	—
U.S. Government Agency Obligations	—	6,661,829,802	—
U.S. Treasury Obligations	—	2,058,055,920	—
Common Stocks	41,636,730	2,453,213	16,000,919
Preferred Stocks	8,128,700	—	3,199,934
Short-Term Investments
Affiliated Mutual Funds	2,190,430,288	—	—

Total	$2,240,195,718	$42,675,562,393	$425,719,261

Liabilities
Options Written	$—	$(241,725)	$(163)

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$10,145	$—
Centrally Cleared Swaptions Purchased	—	5,783,922	—
Centrally Cleared Swaptions Written	—	1,257,730	—
Futures Contracts	11,520,766	—	—
OTC Forward Foreign Currency Exchange Contracts	—	92,224,479	—
OTC Cross Currency Exchange Contracts	—	3,368	—
OTC Packaged Credit Default Swap Agreements	—	61,257,021	28,560,506
Centrally Cleared Credit Default Swap Agreement	—	1,129,158	—
OTC Credit Default Swap Agreements	—	15,108,069	231,276
Centrally Cleared Interest Rate Swap Agreements	—	94,110,923	—
OTC Total Return Swap Agreements	—	10,266,834	—

Total	$11,520,766	$281,151,649	$28,791,782

Liabilities
Unfunded Loan Commitment	$—	$(4,233)	$—
Centrally Cleared Swaptions Purchased	—	(176,204)	—
Centrally Cleared Swaptions Written	—	(31,721)	—
Futures Contracts	(370,744,457)	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	209

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(58,656,108)	$—
OTC Packaged Credit Default Swap Agreements	—	(76,832,532)	(12,234,367)
Centrally Cleared Credit Default Swap Agreements	—	(4,450,989)	—
OTC Credit Default Swap Agreements	—	(7,082,397)	(101,402)
Centrally Cleared Interest Rate Swap Agreements	—	(9,066,855)	—

Total	$(370,744,457)	$(156,301,039)	$(12,335,769)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities	Common Stocks
Balance as of 10/31/23	$25,750,000	$43,547,115	$259,360,538	$10,727,929	$—	$7,766,484
Realized gain (loss)	—	(241,952)	(18,134)	—	—	1
Change in unrealized appreciation (depreciation)	—	1,384,242	(14,859,893)	1,916,732	159,352	6,177,712
Purchases/Exchanges /Issuances	—	—	188,987	42,016,061	102,375,615	2,056,723
Sales/Paydowns	—	(4,706,065)	(133,719)	—	(1,450,070)	(1)
Accrued discount/premium	—	207	(98)	39,289	(72,495)	—
Transfers into Level 3*	—	—	—	10,565,071	—	—
Transfers out of Level 3*	(25,750,000)	—	(33,552,375)	(10,727,929)	—	—

Balance as of 04/30/24	$—	$39,983,547	$210,985,306	$54,537,153	$101,012,402	$16,000,919

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$1,384,242	$(14,859,893)	$1,916,732	$159,352	$6,177,712

	Preferred Stocks	Rights	Options Written	Unfunded Loan Commitments	OTC Packaged Credit Default Swap Agreements	OTC Credit Default Swap Agreements
Balance as of 10/31/23	$—	$71,863	$(2,557)	$(71,358)	$25,235,373	$132,871
Realized gain (loss)	51,494	131,142	—	—	(10,491,769)	139,420
Change in unrealized appreciation (depreciation)	808,014	(71,702)	—	71,358	(7,980,911)	219,965

See Notes to Financial Statements.

210

	Preferred Stocks	Rights	Options Written	Unfunded Loan Commitments	OTC Packaged Credit Default Swap Agreements	OTC Credit Default Swap Agreements
Purchases/Exchanges /Issuances	$4,750,931	$—	$2,394	$—	$28,020,121	$—
Sales/Paydowns	(2,410,505)	(131,142)	—	—	(18,456,675)	(362,382)
Accrued discount/premium	—	(161)	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—

Balance as of 04/30/24	$3,199,934	$—	$(163)	$—	$16,326,139	$129,874

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$808,014	$—	$—	$—	$(7,541,886)	$219,965

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 Securities**	Fair Value as of April 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities- Residential Mortgage-Backed Securities	$1	Market	Contingent Value	Property Price Appreciation Forecast
Asset-Backed Securities- Residential Mortgage-Backed Securities	39,983,546	Market	Transaction Based	Unadjusted Trade Price
Corporate Bonds	—	Market	Contingent Value	Contingent Value
Corporate Bonds	37,176	Market	Recovery Value	Recovery Rate
Floating Rate and Other Loans	42,579,272	Market	Enterprise	EBITDA Multiple
Residential Mortgage-Backed Securities	69,813,764	Market	Transaction Based	Unadjusted Purchase Price
Common Stocks	3,645,078	Market	Enterprise Value	Recovery Value
Preferred Stocks	3,199,934	Market	Enterprise Value	Implied/ Recovery Value

	$159,258,771

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2024, the aggregate value of these securities and/or derivatives was $282,916,340. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Total Return Bond Fund	211

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Collateralized Loan Obligations	21.1%
U.S. Government Agency Obligations	15.2
Banks	11.1
Commercial Mortgage-Backed Securities	10.0
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	5.0
U.S. Treasury Obligations	4.7
Sovereign Bonds	3.5
Residential Mortgage-Backed Securities	3.1
Electric	2.8
Telecommunications	2.4
Oil & Gas	1.9
Pipelines	1.8
Healthcare-Services	1.5
Pharmaceuticals	1.4
Automobiles	1.1
Foods	1.1
Agriculture	1.0
Diversified Financial Services	1.0
Media	1.0
Retail	0.9
Aerospace & Defense	0.9
Auto Manufacturers	0.8
Commercial Services	0.8
Insurance	0.6
Municipal Bonds	0.6
Real Estate Investment Trusts (REITs)	0.5
Consumer Loans	0.5
Software	0.5
Student Loans	0.5
Chemicals	0.4
Semiconductors	0.4
Airlines	0.4
Machinery-Diversified	0.4
Healthcare-Products	0.4
Transportation	0.3
Metal Fabricate/Hardware	0.3
Other	0.3
Beverages	0.3
Home Equity Loans	0.2

Entertainment	0.2%
Engineering & Construction	0.2
Lodging	0.2
Computers	0.2
Auto Parts & Equipment	0.2
Mining	0.2
Multi-National	0.1
Gas	0.1
Leisure Time	0.1
Home Builders	0.1
Building Materials	0.1
Investment Companies	0.1
Oil, Gas & Consumable Fuels	0.1
Biotechnology	0.1
Trucking & Leasing	0.1
Real Estate	0.1
Electronics	0.1
Coal	0.1
Electrical Components & Equipment	0.1
Office/Business Equipment	0.0	*
Household Products/Wares	0.0	*
Apparel	0.0	*
Wireless Telecommunication Services	0.0	*
Packaging & Containers	0.0	*
Capital Markets	0.0	*
Housewares	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Internet	0.0	*
Iron/Steel	0.0	*

	103.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.2)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

212

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$8,170,810*		Due from/to broker-variation margin swaps and swaptions	$ 4,658,914*
Credit contracts	Premiums paid for OTC swap agreements	14,801,981		Premiums received for OTC swap agreements	10,323,556
Credit contracts	—	—		Options written outstanding, at value	163
Credit contracts	Unrealized appreciation on OTC swap agreements	94,515,335		Unrealized depreciation on OTC swap agreements	90,087,586
Foreign exchange contracts	Unrealized appreciationon OTC cross currency exchange contracts	3,368		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	92,224,479		Unrealized depreciation on OTC forward foreign currency exchange contracts	58,656,108
Interest rate contracts	Due from/to broker-variation margin futures	11,520,766	*	Due from/to broker-variation margin futures	370,744,457	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	94,110,923	*	Due from/to broker-variation margin swaps and swaptions	9,066,855	*
Interest rate contracts		—		Options written outstanding, at value	241,725
Interest rate contracts	Unrealized appreciation on OTC swap agreements	10,266,834		—	—

		$325,614,496			$543,779,364

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	213

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(277,167,322)	$109,581,928	$—	$—	$223,890,608
Foreign exchange contracts	—	—	—	(55,421,874)	—
Interest rate contracts	—	102,735	(134,719,410)	—	(17,615,378)

Total	$(277,167,322)	$109,684,663	$(134,719,410)	$(55,421,874)	$206,275,230

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(8,423,841)	$(968,523)	$—	$—	$7,955,567
Foreign exchange contracts	—	—	—	21,368,933	—
Interest rate contracts	—	(338,448)	13,759,439	—	(1,827,275)

Total	$(8,423,841)	$(1,306,971)	$13,759,439	$21,368,933	$6,128,292

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 37,065,520
Options Written (2)	4,628,871,389
Futures Contracts - Long Positions (2)	18,605,791,539
Futures Contracts - Short Positions (2)	1,102,357,908
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,207,754,327
Forward Foreign Currency Exchange Contracts - Sold (3)	8,129,622,204
Cross Currency Exchange Contracts (4)	25,179,731
Interest Rate Swap Agreements (2)	9,760,926,371
Credit Default Swap Agreements - Buy Protection (2)	10,050,356,207
Credit Default Swap Agreements - Sell Protection (2)	10,955,907,331

See Notes to Financial Statements.

214

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (2)	$214,889,985

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$636,579,403	$(636,579,403)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$19,001,937	$(24,433,832)	$(5,431,895)	$5,431,895	$—
BNP	1,003,182	(4,475,892)	(3,472,710)	3,472,710	—
BOA	16,484,775	(10,387,696)	6,097,079	(853,492)	5,243,587
CITI	46,831,535	(53,096,656)	(6,265,121)	2,956,131	(3,308,990)
DB	1,859,937	(1,295,320)	564,617	—	564,617
GSI	33,120,649	(998,774)	32,121,875	(24,548,000)	7,573,875
HSBC	3,575,111	(1,663,228)	1,911,883	(850,000)	1,061,883
JPM	7,497,198	(3,169,829)	4,327,369	(4,017,324)	310,045
MSI	43,944,237	(54,174,556)	(10,230,319)	10,230,319	—
SCB	8,716,976	(5,521,160)	3,195,816	(1,410,000)	1,785,816
SSB	28,877,071	—	28,877,071	(22,741,000)	6,136,071
TD	791,774	—	791,774	—	791,774
UAG	107,615	(92,195)	15,420	(1,014)	14,406

	$211,811,997	$(159,309,138)	$52,502,859	$(32,329,775)	$20,173,084

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	215

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value, including securities on loan of $636,579,403:
Unaffiliated investments (cost $47,180,203,503)	$43,151,047,084
Affiliated investments (cost $2,189,498,430)	2,190,430,288
Cash	38,773,722
Foreign currency, at value (cost $31,902,402)	31,809,456
Receivable for investments sold	1,011,591,818
Dividends and interest receivable	331,712,277
Unrealized appreciation on OTC swap agreements	104,782,169
Receivable for Fund shares sold	99,872,975
Unrealized appreciation on OTC forward foreign currency exchange contracts	92,224,479
Premiums paid for OTC swap agreements	14,801,981
Unrealized appreciation on unfunded loan commitment	10,145
Unrealized appreciation on OTC cross currency exchange contracts	3,368
Prepaid expenses and other assets	1,168,250

Total Assets	47,068,228,012

Liabilities
Payable for investments purchased	2,102,012,705
Payable to broker for collateral for securities on loan	655,266,065
Payable for Fund shares purchased	117,744,141
Unrealized depreciation on OTC swap agreements	90,087,586
Unrealized depreciation on OTC forward foreign currency exchange contracts	58,656,108
Due to broker—variation margin futures	56,520,291
Management fee payable	13,536,972
Dividends payable	11,146,177
Payable to custodian	10,589,191
Premiums received for OTC swap agreements	10,323,556
Accrued expenses and other liabilities	9,069,101
Due to broker—variation margin swaps and swaptions	1,063,853
Distribution fee payable	809,872
Options written outstanding, at value (premiums received $1,849,237)	241,888
Affiliated transfer agent fee payable	103,205
Unrealized depreciation on unfunded loan commitment	4,233

Total Liabilities	3,137,174,944

Net Assets	$43,931,053,068

Net assets were comprised of:
Common stock, at par	$3,788,220
Paid-in capital in excess of par	54,363,767,245
Total distributable earnings (loss)	(10,436,502,397)

Net assets, April 30, 2024	$43,931,053,068

See Notes to Financial Statements.

216

Class A
Net asset value and redemption price per share, ($2,001,247,977 ÷ 172,112,898 shares of common stock issued and outstanding)	$11.63
Maximum sales charge (3.25% of offering price)	0.39

Maximum offering price to public	$12.02

Class C
Net asset value, offering price and redemption price per share, ($317,304,751 ÷ 27,316,811 shares of common stock issued and outstanding)	$11.62

Class R
Net asset value, offering price and redemption price per share, ($306,237,653 ÷ 26,284,828 shares of common stock issued and outstanding)	$11.65

Class Z
Net asset value, offering price and redemption price per share, ($21,377,851,835 ÷ 1,844,959,585 shares of common stock issued and outstanding)	$11.59

Class R2
Net asset value, offering price and redemption price per share, ($32,462,268 ÷ 2,798,872 shares of common stock issued and outstanding)	$11.60

Class R4
Net asset value, offering price and redemption price per share, ($47,969,166 ÷ 4,134,861 shares of common stock issued and outstanding)	$11.60

Class R6
Net asset value, offering price and redemption price per share, ($19,847,979,418 ÷ 1,710,611,996 shares of common stock issued and outstanding)	$11.60

See Notes to Financial Statements.

PGIM Total Return Bond Fund	217

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Interest income	$1,104,603,149
Affiliated dividend income	39,551,104
Income from securities lending, net (including affiliated income of $956,796)	958,109
Unaffiliated dividend income	902,404

Total income	1,146,014,766

Expenses
Management fee	82,560,947
Distribution fee(a)	5,321,262
Shareholder servicing fees(a)	42,797
Transfer agent’s fees and expenses (including affiliated expense of $325,193)(a)	12,159,965
Custodian and accounting fees	1,191,135
Shareholders’ reports	776,334
Registration fees(a)	360,629
Directors’ fees	277,670
Professional fees	147,822
Audit fee	34,584
Miscellaneous	238,579

Total expenses	103,111,724
Less: Fee waiver and/or expense reimbursement(a)	(2,317,929)
Distribution fee waiver(a)	(393,195)

Net expenses	100,400,600

Net investment income (loss)	1,045,614,166

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $304,187)	(451,661,622)
Futures transactions	(134,719,410)
Forward and cross currency contract transactions	(55,421,874)
Options written transactions	109,684,663
Swap agreement transactions	206,275,230
Foreign currency transactions	(35,684,715)

(361,527,728)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(179,857))	1,830,140,206
Futures	13,759,439
Forward and cross currency contracts	21,368,933
Options written	(1,306,971)
Swap agreements	6,128,292
Foreign currencies	476,497
Unfunded loan commitments	77,270

1,870,643,666

Net gain (loss) on investment and foreign currency transactions	1,509,115,938

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,554,730,104

See Notes to Financial Statements.

218

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,475,018	1,623,850	1,179,586	—	42,808	—	—
Shareholder servicing fees	—	—	—	—	17,123	25,674	—
Transfer agent’s fees and expenses	1,148,037	153,965	211,386	10,299,728	29,394	38,699	278,756
Registration fees	39,782	13,060	7,970	171,067	7,825	7,223	113,702
Fee waiver and/or expense reimbursement	(78,812)	(12,852)	(43,229)	(991,505)	(12,905)	(9,496)	(1,169,130)
Distribution fee waiver	—	—	(393,195)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund	219

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,045,614,166	$1,792,871,390
Net realized gain (loss) on investment and foreign currency transactions	(361,527,728)	(2,074,226,279)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,870,643,666	1,075,431,505

Net increase (decrease) in net assets resulting from operations	2,554,730,104	794,076,616

Dividends and Distributions
Distributions from distributable earnings
Class A	(45,767,176)	(105,365,225)
Class C	(6,317,732)	(15,381,422)
Class R	(6,881,522)	(16,551,654)
Class Z	(501,365,084)	(958,128,448)
Class R2	(770,056)	(1,923,165)
Class R4	(1,218,791)	(3,308,377)
Class R6	(490,112,006)	(1,086,072,922)

	(1,052,432,367)	(2,186,731,213)

Tax return of capital distributions
Class A	—	(8,198,780)
Class C	—	(1,196,874)
Class R	—	(1,287,933)
Class Z	—	(74,554,806)
Class R2	—	(149,647)
Class R4	—	(257,434)
Class R6	—	(84,510,544)

	—	(170,156,018)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,188,924,404	14,843,079,550
Net asset value of shares issued in reinvestment of dividends and distributions	984,916,718	2,222,168,727
Cost of shares purchased	(7,275,340,580)	(14,023,186,614)

Net increase (decrease) in net assets from Fund share transactions	2,898,500,542	3,042,061,663

Total increase (decrease)	4,400,798,279	1,479,251,048

Net Assets:

Beginning of period	39,530,254,789	38,051,003,741

End of period	$43,931,053,068	$39,530,254,789

See Notes to Financial Statements.

220

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.19		$11.59	$14.59	$14.76	$15.06	$13.86
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.49	0.35	0.31	0.35	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.23)	(2.91)	(0.13)	0.30	1.32
Total from investment operations	0.71		0.26	(2.56)	0.18	0.65	1.74
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.61)	(0.44)	(0.35)	(0.44)	(0.54)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.27)		(0.66)	(0.44)	(0.35)	(0.95)	(0.54)
Net asset value, end of period	$11.63		$11.19	$11.59	$14.59	$14.76	$15.06
Total Return(b):	6.34%		2.10%	(17.86)%	1.24%	4.64%	12.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,001,248		$1,824,759	$2,008,053	$2,758,270	$5,060,608	$4,234,747
Average net assets (000)	$1,990,894		$2,035,470	$2,296,656	$3,625,405	$4,694,599	$3,918,464
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.76%	0.75%	0.76%	0.76%	0.76%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.78%	0.76%	0.78%	0.80%	0.81%
Net investment income (loss)	4.59	%(d)	4.15%	2.68%	2.11%	2.40%	2.90%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	221

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.17		$11.58	$14.57	$14.74	$15.05	$13.85
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.40	0.26	0.21	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		(0.23)	(2.91)	(0.13)	0.29	1.32
Total from investment operations	0.68		0.17	(2.65)	0.08	0.54	1.63
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.53)	(0.34)	(0.25)	(0.34)	(0.43)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.23)		(0.58)	(0.34)	(0.25)	(0.85)	(0.43)
Net asset value, end of period	$11.62		$11.17	$11.58	$14.57	$14.74	$15.05
Total Return(b):	6.05%		1.27%	(18.42)%	0.52%	3.82%	11.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$317,305		$310,104	$356,761	$624,724	$763,705	$662,038
Average net assets (000)	$326,554		$338,939	$487,082	$705,707	$727,885	$569,236
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.49	%(d)	1.49%	1.49%	1.47%	1.48%	1.49%
Expenses before waivers and/or expense reimbursement	1.50	%(d)	1.50%	1.50%	1.47%	1.49%	1.50%
Net investment income (loss)	3.86	%(d)	3.41%	1.93%	1.39%	1.69%	2.16%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

222

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.21		$11.62	$14.62	$14.79	$15.09	$13.89
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.46	0.32	0.27	0.32	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.23)	(2.91)	(0.12)	0.30	1.32
Total from investment operations	0.70		0.23	(2.59)	0.15	0.62	1.70
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.59)	(0.41)	(0.32)	(0.41)	(0.50)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.26)		(0.64)	(0.41)	(0.32)	(0.92)	(0.50)
Net asset value, end of period	$11.65		$11.21	$11.62	$14.62	$14.79	$15.09
Total Return(b):	6.20%		1.77%	(18.03)%	0.99%	4.37%	12.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$306,238		$304,132	$338,271	$503,005	$522,645	$539,421
Average net assets (000)	$316,284		$332,133	$423,633	$521,465	$522,378	$553,588
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.29	%(d)	1.29%	1.30%	1.29%	1.29%	1.30%
Net investment income (loss)	4.34	%(d)	3.89%	2.42%	1.85%	2.17%	2.65%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	223

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.15		$11.55	$14.54	$14.71	$15.01	$13.82
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.52	0.39	0.35	0.39	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		(0.23)	(2.91)	(0.13)	0.30	1.32
Total from investment operations	0.73		0.29	(2.52)	0.22	0.69	1.77
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.64)	(0.47)	(0.39)	(0.48)	(0.58)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.29)		(0.69)	(0.47)	(0.39)	(0.99)	(0.58)
Net asset value, end of period	$11.59		$11.15	$11.55	$14.54	$14.71	$15.01
Total Return(b):	6.49%		2.28%	(17.57)%	1.51%	4.93%	12.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,377,852		$18,260,271	$16,247,522	$27,785,966	$32,816,831	$25,755,393
Average net assets (000)	$20,632,111		$17,843,531	$21,834,025	$32,125,666	$29,367,898	$20,181,162
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.50%
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.51%	0.52%	0.51%	0.52%	0.53%
Net investment income (loss)	4.86	%(d)	4.43%	2.92%	2.37%	2.67%	3.14%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

224

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	225

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.16		$11.56	$14.55	$14.72	$15.02	$13.83
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.47	0.34	0.29	0.33	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.22)	(2.91)	(0.13)	0.30	1.31
Total from investment operations	0.70		0.25	(2.57)	0.16	0.63	1.71
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.60)	(0.42)	(0.33)	(0.42)	(0.52)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.26)		(0.65)	(0.42)	(0.33)	(0.93)	(0.52)
Net asset value, end of period	$11.60		$11.16	$11.56	$14.55	$14.72	$15.02
Total Return(b):	6.28%		1.88%	(17.89)%	1.10%	4.44%	12.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,462		$33,851	$38,733	$54,918	$87,499	$47,143
Average net assets (000)	$34,435		$37,134	$47,445	$75,003	$77,134	$35,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.90%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.95%	0.96%	0.93%	0.96%	1.02%
Net investment income (loss)	4.46	%(d)	4.01%	2.54%	1.98%	2.27%	2.74%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

226

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.16		$11.57	$14.55	$14.73	$15.02	$13.83
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.50	0.37	0.33	0.37	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.23)	(2.90)	(0.14)	0.31	1.32
Total from investment operations	0.72		0.27	(2.53)	0.19	0.68	1.75
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.63)	(0.45)	(0.37)	(0.46)	(0.56)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.28)		(0.68)	(0.45)	(0.37)	(0.97)	(0.56)
Net asset value, end of period	$11.60		$11.16	$11.57	$14.55	$14.73	$15.02
Total Return(b):	6.41%		2.13%	(17.68)%	1.29%	4.77%	12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,969		$49,884	$65,262	$103,030	$121,778	$59,430
Average net assets (000)	$51,630		$60,376	$88,897	$114,912	$99,194	$33,085
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.64%	0.64%	0.64%	0.64%	0.64%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.66%	0.70%	0.74%
Net investment income (loss)	4.71	%(d)	4.26%	2.77%	2.23%	2.50%	2.96%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	227

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.16		$11.57	$14.56	$14.73	$15.03	$13.83
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.53	0.40	0.36	0.41	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.44		(0.23)	(2.90)	(0.12)	0.30	1.32
Total from investment operations	0.73		0.30	(2.50)	0.24	0.71	1.79
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.66)	(0.49)	(0.41)	(0.50)	(0.59)
Tax return of capital distributions	-		(0.05)	-	-	(0.01)	-
Distributions from net realized gains	-		-	-	-	(0.50)	-
Total dividends and distributions	(0.29)		(0.71)	(0.49)	(0.41)	(1.01)	(0.59)
Net asset value, end of period	$11.60		$11.16	$11.57	$14.56	$14.73	$15.03
Total Return(b):	6.54%		2.39%	(17.53)%	1.61%	5.03%	13.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,847,979		$18,747,254	$18,996,401	$25,136,248	$21,400,826	$18,621,201
Average net assets (000)	$19,734,712		$19,675,230	$22,463,818	$23,688,250	$20,511,616	$15,985,664
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.40%
Expenses before waivers and/or expense reimbursement	0.40	%(d)	0.40%	0.40%	0.40%	0.41%	0.41%
Net investment income (loss)	4.96	%(d)	4.52%	3.05%	2.47%	2.78%	3.26%
Portfolio turnover rate(e)	65%		310%	130%	46%	53%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

228

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund	229

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

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of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Notes to Financial Statements (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather

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than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

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represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may

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Notes to Financial Statements (unaudited) (continued)

be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early

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and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a

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Notes to Financial Statements (unaudited) (continued)

delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is

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recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

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Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.44% of average daily net assets up to $1 billion;	0.39%
0.42% of average daily net assets from $1 billion to $3 billion;
0.40% of average daily net assets from $3 billion to $5 billion;
0.39% of average daily net assets from $5 billion to $10 billion;
0.38% of average daily net assets from $10 billion to $50 billion;
0.37% of average daily net assets from $50 billion to $100 billion;
0.36% of average daily net assets over $100 billion

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

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reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.76%
C	1.51
R	1.01
Z	0.49
R2	0.89
R4	0.64
R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

PGIM Total Return Bond Fund	243

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,614,089	$ 6,144
C	—	13,738

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

244

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$28,504,834,204	$27,726,215,039

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$1,153,613,378	$5,440,940,735	$5,063,106,788	$ —	$ —	$1,531,447,325	1,531,447,325	$39,551,104

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
1,546,314,936	1,465,366,407	2,352,822,710	(179,857)	304,187	658,982,963	659,312,620	956,796(2)
$2,699,928,314	$6,906,307,142	$7,415,929,498	$(179,857)	$304,187	$2,190,430,288		$40,507,900

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$49,361,212,547	$558,499,651	$(4,796,393,782)	$(4,237,894,131)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains

PGIM Total Return Bond Fund	245

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$6,043,252,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

246

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 47,175,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	2,200,000,000

B	5,000,000

C	500,000,000

R	500,000,000

Z	23,000,000,000

T	470,000,000

R2	400,000,000

R4	400,000,000

R6	19,700,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	60,549	0.1%

Z	436,124	0.1

R6	6,751,482	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	55.1

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	32,143,387	$381,635,527
Shares issued in reinvestment of dividends and distributions	3,588,673	42,625,375
Shares purchased	(28,120,169)	(332,736,389)
Net increase (decrease) in shares outstanding before conversion	7,611,891	91,524,513
Shares issued upon conversion from other share class(es)	4,039,880	47,822,848
Shares purchased upon conversion into other share class(es)	(2,679,194)	(31,676,166)
Net increase (decrease) in shares outstanding	8,972,577	$107,671,195

PGIM Total Return Bond Fund	247

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	52,569,915	$622,281,946
Shares issued in reinvestment of dividends and distributions	8,960,215	105,992,558
Shares purchased	(75,122,608)	(881,945,318)
Net increase (decrease) in shares outstanding before conversion	(13,592,478)	(153,670,814)
Shares issued upon conversion from other share class(es)	7,102,295	84,123,331
Shares purchased upon conversion into other share class(es)	(3,574,115)	(42,324,306)
Net increase (decrease) in shares outstanding	(10,064,298)	$(111,871,789)

Class C

Six months ended April 30, 2024:
Shares sold	4,039,912	$47,753,391
Shares issued in reinvestment of dividends and distributions	499,881	5,931,447
Shares purchased	(3,209,556)	(37,895,723)
Net increase (decrease) in shares outstanding before conversion	1,330,237	15,789,115
Shares purchased upon conversion into other share class(es)	(1,766,190)	(20,882,650)
Net increase (decrease) in shares outstanding	(435,953)	$(5,093,535)

Year ended October 31, 2023:

Shares sold	6,399,668	$75,767,615
Shares issued in reinvestment of dividends and distributions	1,314,782	15,542,335
Shares purchased	(7,217,415)	(85,499,381)
Net increase (decrease) in shares outstanding before conversion	497,035	5,810,569
Shares purchased upon conversion into other share class(es)	(3,547,818)	(41,981,416)
Net increase (decrease) in shares outstanding	(3,050,783)	$(36,170,847)

Class R

Six months ended April 30, 2024:
Shares sold	2,298,313	$27,482,552
Shares issued in reinvestment of dividends and distributions	577,548	6,873,606
Shares purchased	(3,720,208)	(44,229,197)
Net increase (decrease) in shares outstanding before conversion	(844,347)	(9,873,039)
Shares purchased upon conversion into other share class(es)	(7,162)	(85,842)
Net increase (decrease) in shares outstanding	(851,509)	$(9,958,881)

Year ended October 31, 2023:
Shares sold	2,381,124	$28,283,995
Shares issued in reinvestment of dividends and distributions	1,503,095	17,819,316
Shares purchased	(5,860,912)	(69,702,281)
Net increase (decrease) in shares outstanding before conversion	(1,976,693)	(23,598,970)
Shares purchased upon conversion into other share class(es)	(6,914)	(81,995)
Net increase (decrease) in shares outstanding	(1,983,607)	$(23,680,965)

248

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2024:
Shares sold	437,628,005	$5,160,503,822
Shares issued in reinvestment of dividends and distributions	39,480,045	467,325,461
Shares purchased	(269,590,876)	(3,175,040,446)
Net increase (decrease) in shares outstanding before conversion	207,517,174	2,452,788,837
Shares issued upon conversion from other share class(es)	2,768,935	32,614,318
Shares purchased upon conversion into other share class(es)	(3,557,050)	(41,863,925)
Net increase (decrease) in shares outstanding	206,729,059	$2,443,539,230

Year ended October 31, 2023:
Shares sold	740,869,940	$8,746,272,700
Shares issued in reinvestment of dividends and distributions	81,912,438	964,657,554
Shares purchased	(579,267,577)	(6,821,658,980)
Net increase (decrease) in shares outstanding before conversion	243,514,801	2,889,271,274
Shares issued upon conversion from other share class(es)	5,785,332	68,368,944
Shares purchased upon conversion into other share class(es)	(17,320,863)	(202,851,123)
Net increase (decrease) in shares outstanding	231,979,270	$2,754,789,095

Class R2

Six months ended April 30, 2024:
Shares sold	331,835	$3,911,272
Shares issued in reinvestment of dividends and distributions	64,674	766,282
Shares purchased	(631,604)	(7,449,135)
Net increase (decrease) in shares outstanding	(235,095)	$(2,771,581)

Year ended October 31, 2023:
Shares sold	768,380	$8,998,271
Shares issued in reinvestment of dividends and distributions	174,991	2,066,116
Shares purchased	(1,258,629)	(14,866,336)
Net increase (decrease) in shares outstanding	(315,258)	$(3,801,949)

Class R4

Six months ended April 30, 2024:
Shares sold	1,010,436	$11,913,652
Shares issued in reinvestment of dividends and distributions	55,850	661,989
Shares purchased	(1,401,434)	(16,443,413)
Net increase (decrease) in shares outstanding	(335,148)	$(3,867,772)

PGIM Total Return Bond Fund	249

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	1,856,129	$21,964,810
Shares issued in reinvestment of dividends and distributions	181,376	2,143,680
Shares purchased	(3,207,642)	(37,752,727)
Net increase (decrease) in shares outstanding before conversion	(1,170,137)	(13,644,237)
Shares issued upon conversion from other share class(es)	2,075	23,660
Shares purchased upon conversion into other share class(es)	(3,910)	(46,720)
Net increase (decrease) in shares outstanding	(1,171,972)	$(13,667,297)

Class R6

Six months ended April 30, 2024:
Shares sold	301,009,064	$3,555,724,188
Shares issued in reinvestment of dividends and distributions	38,881,217	460,732,558
Shares purchased	(310,093,340)	(3,661,546,277)
Net increase (decrease) in shares outstanding before conversion	29,796,941	354,910,469
Shares issued upon conversion from other share class(es)	1,626,383	19,102,891
Shares purchased upon conversion into other share class(es)	(427,943)	(5,031,474)
Net increase (decrease) in shares outstanding	30,995,381	$368,981,886

Year ended October 31, 2023:
Shares sold	452,096,153	$5,339,510,213
Shares issued in reinvestment of dividends and distributions	94,424,026	1,113,947,168
Shares purchased	(520,389,811)	(6,111,761,591)
Net increase (decrease) in shares outstanding before conversion	26,130,368	341,695,790
Shares issued upon conversion from other share class(es)	13,537,893	158,393,106
Shares purchased upon conversion into other share class(es)	(1,991,738)	(23,623,481)
Net increase (decrease) in shares outstanding	37,676,523	$476,465,415

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

250

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

PGIM Total Return Bond Fund	251

Notes to Financial Statements (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

252

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to

PGIM Total Return Bond Fund	253

Notes to Financial Statements (unaudited) (continued)

sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

254

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

PGIM Total Return Bond Fund	255

Notes to Financial Statements (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

256

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example,

PGIM Total Return Bond Fund	257

Notes to Financial Statements (unaudited) (continued)

securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

258

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Total Return Bond Fund	259

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer •Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary •Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer •Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PDBAX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

 MF166E2

PGIM SHORT DURATION MULTI-SECTOR

BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 14, 2024

PGIM Short Duration Multi-Sector Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)

Class A	4.17	3.35	1.31	1.74

Class C	3.85	3.83	0.91	1.17

Class Z	4.29	5.99	2.02	2.27

Class R6	4.45	6.07	2.11	2.31

Bloomberg US Government/Credit 1-3 Year Index

	2.46	2.80	1.24	1.24

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to May 1, 2023: 1.00% on sales of $500,000 or more made within 12 months of purchase For purchases on or after May 1, 2023: 1.00% on sales of $250,000 or more made within 18 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration Multi-Sector Bond Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	58.3

AA	5.4

A	8.0

BBB	11.7

BB	9.4

B	2.5

CCC	0.9

Not Rated	2.9

Cash/Cash Equivalents	0.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.22	5.29	5.27

Class C	0.18	4.55	4.53

Class Z	0.23	5.64	5.60

Class R6	0.23	5.71	5.68

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration Multi-Sector Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,041.70	0.63%	$3.20

	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Class C	Actual	$1,000.00	$1,038.50	1.49%	$7.55

	Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47

Class Z	Actual	$1,000.00	$1,042.90	0.39%	$1.98

	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

Class R6	Actual	$1,000.00	$1,044.50	0.32%	$1.63

	Hypothetical	$1,000.00	$1,023.27	0.32%	$1.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.0%

ASSET-BACKED SECURITIES 21.8%

Automobiles 1.3%

AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D	2.130%	03/18/26		500	$489,937
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,034,157
Series 2023-03A, Class B, 144A	6.120	02/22/28		3,200	3,193,662
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,300	1,336,067
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		1,691	1,703,163
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27		3,700	3,516,474
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730	07/15/26		104	103,828
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	140,987
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	142,154
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,290,539
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,344,786
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		500	481,088
Series 2023-01A, Class B, 144A	6.220	06/25/27		4,100	4,073,349
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,674,476
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	450,943
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	293,991
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	895,283
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		444	458,026
Series 2020-02, Class R, 144A	31.355	02/25/28		513	550,219
Series 2021-01, Class E, 144A	2.365	09/25/28		28	27,936
Series 2021-01, Class F, 144A	4.280	09/25/28		600	594,113
Series 2021-02, Class D, 144A	1.138	12/26/28		179	176,284
Series 2021-02, Class E, 144A	2.280	12/26/28		129	126,926
Series 2021-03, Class E, 144A	2.102	02/26/29		163	159,440
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		3,731	3,679,866
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	869,646
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,627,131
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,355,663

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375%	05/15/32		511	$512,640
Series 2022-C, Class E, 144A	11.366	12/15/32		411	419,995
Series 2023-B, Class F, 144A	12.240	12/15/33		800	818,493
Santander Bank, NA,
Series 2021-01A, Class C, 144A	3.268	12/15/31		122	120,513
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		99	98,219
Series 2020-03, Class D	1.640	11/16/26		824	815,095
Series 2021-01, Class D	1.130	11/16/26		3,641	3,570,392

					52,145,481

Collateralized Loan Obligations 19.1%

Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.752(c)	04/25/34	EUR	5,250	5,550,516
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.647(c)	01/22/38	EUR	15,000	16,118,242
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.661(c)	11/15/31	EUR	1,176	1,252,001
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	392	409,123
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.856(c)	01/20/34		5,000	4,994,900
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.256(c)	04/15/35	EUR	8,000	8,366,249
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.647(c)	04/18/35		25,000	24,958,985
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.997(c)	01/24/33	EUR	9,981	10,628,652
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32		14,908	14,927,420
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.661(c)	05/17/31		10,000	10,025,914

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706%(c)	12/19/32		9,000	$8,994,822
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760(c)	10/15/34		25,000	25,007,730
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.701(c)	08/20/32		26,500	26,497,920
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.506(c)	04/15/31	EUR	7,497	7,922,697
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.690(c)	03/15/32	EUR	4,457	4,722,748
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.590(c)	03/15/32	EUR	17,450	18,437,404
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31		1,758	1,757,715
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.680(c)	01/25/33		30,000	30,023,622
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.808(c)	01/20/35		9,500	9,528,402
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.766(c)	07/20/34		10,000	10,002,104
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.956(c)	01/15/34	EUR	8,000	8,506,350
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.665(c)	04/20/35		8,750	8,719,017
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,159	2,231,031
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.756(c)	07/15/34	EUR	6,500	6,867,571
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR	19,995	21,258,453

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.820%(c)	10/15/29		10	$9,774
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29		10	10,141
Series 2017-06A, Class A2, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.712%)	7.040(c)	07/15/29		6,575	6,594,522
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/34		4,000	3,992,139
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.336(c)	10/20/34		6,750	6,773,637
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.269(c)	02/15/29		65	64,538
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/22/31		528	528,067
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.600(c)	04/15/31		1,669	1,670,309
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.765(c)	10/20/31		4,293	4,296,245
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.852(c)	12/25/35	EUR	3,250	3,437,223
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.534(c)	02/05/31		135	135,470
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.615(c)	04/25/31		1,794	1,796,023
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	4.556(c)	07/15/31	EUR	10,000	10,575,929
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31		884	884,458
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.599(c)	10/17/31		16,045	16,043,276

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.729%(c)	01/18/34		15,000	$15,022,170
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	04/21/31		733	734,543
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.231(c)	02/20/31		1,500	1,499,558
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.561(c)	10/12/30		5,250	5,255,164
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.710(c)	07/15/31		4,504	4,502,496
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.804(c)	06/20/34		13,995	14,001,984
OAK Hill European Credit Partners Designated Activity Co. (Ireland),
Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.877(c)	01/21/35	EUR	9,000	9,480,620
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	04/26/31		4,091	4,091,198
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.579(c)	01/15/33		9,500	9,503,908
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.377(c)	10/18/35		8,500	8,569,488
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.659(c)	04/17/31		13,031	13,037,784
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.841(c)	10/30/30		258	258,623
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.808(c)	02/14/34		10,000	9,995,353
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	10/20/31		7,501	7,504,761
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.770(c)	10/15/34		15,000	15,033,963

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Providus CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.556%(c)	07/15/31	EUR	5,875	$6,221,693
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A	0.000(c)	04/17/37		29,000	29,015,660
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/20/34		15,000	15,030,540
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.336(c)	10/20/34		8,925	8,917,266
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.101(c)	01/20/36		7,000	7,048,787
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.760(c)	07/25/31		395	395,777
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.678(c)	05/07/31		2,635	2,634,237
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.659(c)	08/15/30		4,883	4,881,277
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31		3,286	3,284,134
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	4.837(c)	07/20/35	EUR	14,000	14,767,301
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.712(c)	04/25/30	EUR	5,905	6,275,986
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.643(c)	02/20/30	EUR	19,821	21,019,467
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.766(c)	10/29/34		7,250	7,249,619
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.605(c)	10/20/32		22,000	22,015,026
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.819(c)	01/17/30		572	573,157
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/34		15,000	15,005,521

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.195%(c)	01/20/36		25,000	$25,083,547
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		14,000	14,033,662
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.872(c)	07/25/34	EUR	13,500	14,279,083
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.015(c)	01/20/35		15,650	15,708,342
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.850(c)	01/15/32		3,250	3,259,224
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.796(c)	10/20/34		14,500	14,482,601
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/17/31		3,323	3,326,468
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	10/20/31		1,794	1,794,273
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.836(c)	01/20/32		2,402	2,405,416
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	07/20/32		17,625	17,677,440
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/17/31		553	553,688
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.800(c)	10/15/34		4,500	4,496,279
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880(c)	04/15/30		240	239,892

					744,688,315

Consumer Loans 0.8%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	422	300,400
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	556,095

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900%	11/20/31		5,000	$4,519,728
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		290	286,462
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,223,394
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,682,689
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,149,794
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	100,651
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		529	511,447
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,157,975

					30,488,635

Credit Cards 0.0%

Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	6.009(c)	07/15/29	GBP	800	1,000,001

Home Equity Loans 0.3%

Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184(cc)	03/25/33		30	28,993
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	6.931(c)	03/25/43		109	106,727
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377	04/25/54		500	500,000
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.511(c)	04/25/34		141	138,560
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.030(c)	03/25/54		487	490,452
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.930(c)	05/25/54		478	481,945

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	6.471%(c)	10/25/33		1,054	$1,035,890
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.451(c)	10/25/33		50	49,354
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		1,854	1,828,673
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63		932	931,686
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		2,413	2,435,360
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		1,059	1,049,777
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		976	979,894

					10,057,311

Other 0.1%

TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.231(c)	06/25/24		4,340	4,320,338

Residential Mortgage-Backed Securities 0.1%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	6.031(c)	06/25/33		93	90,600
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.851(c)	08/25/34		1,045	988,197
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.945(c)	11/25/60	EUR	390	395,230
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.862(c)	09/27/75	EUR	2,003	2,099,919
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.131(c)	04/25/33		12	12,541

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r	)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.109(c)	03/15/26	EUR	1,011		917,202

						4,503,690

Student Loans 0.1%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		263,342
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		447		408,217
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		796		730,920
Series 2019-A, Class R, 144A	0.000	10/25/48		1,081		243,607
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.681(c)	11/29/24		1,044		1,044,220

						2,690,306

TOTAL ASSET-BACKED SECURITIES (cost $870,428,467)						849,894,077

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%

Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000		14,615,312
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000		928,305
Series 2017-BNK06, Class A4	3.254	07/15/60		230		213,659
Series 2018-BN10, Class A4	3.428	02/15/61		4,665		4,348,524
Series 2019-BN17, Class A3	3.456	04/15/52		4,106		3,740,317
Series 2019-BN18, Class A3	3.325	05/15/62		1,800		1,599,056
Series 2019-BN24, Class A2	2.707	11/15/62		3,500		3,019,984
Series 2020-BN25, Class A3	2.391	01/15/63		4,765		4,490,871
Series 2020-BN29, Class A3	1.742	11/15/53		2,000		1,559,428
Series 2021-BN33, Class A4	2.270	05/15/64		10,400		8,482,185
BANK5,
Series 2023-05YR02, Class A3	6.656(cc)	07/15/56		15,000		15,437,478
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52		6,100		5,397,348
Series 2023-C20, Class A2	6.383(cc)	07/15/56		3,550		3,576,063
Series 2023-C21, Class A2	6.506(cc)	09/15/56		6,500		6,627,831
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33		7,425		6,988,498

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963%	01/15/52	780	$731,083
Series 2019-B10, Class A3	3.455	03/15/62	3,090	2,810,814
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,745,855
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,488,543
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,598,840
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,147,861
Series 2021-B26, Class A4	2.295	06/15/54	10,600	8,562,330
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,487,352
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,290,197
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	13,000	13,306,281
Series 2023-C05, Class A2	6.518	06/15/56	9,700	9,858,897
Series 2023-C06, Class A2	6.868(cc)	09/15/56	12,000	12,456,043
Series 2024-C08, Class XB, IO	1.020(cc)	03/15/57	50,000	3,101,880
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.384(c)	10/15/36	11,000	10,747,812
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.021(c)	01/15/39	13,400	13,165,500
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.021(c)	01/15/39	5,700	5,417,828
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	518,075
Series 2017-CD05, Class A3	3.171	08/15/50	800	737,163
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,528,232
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.941(c)	09/15/38	5,900	5,944,250
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,491,716
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,724,208
Series 2017-C04, Class A3	3.209	10/12/50	974	893,869
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	123,982
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,460,995
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,556,868
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.199(c)	11/15/37	2,212	2,206,891
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	123,265	49
Series 2014-CR17, Class A5	3.977	05/10/47	2,417	2,399,526
Series 2016-COR01, Class A3	2.826	10/10/49	693	649,019

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2017-COR02, Class A2	3.239%	09/10/50	9,978	$9,261,813
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,231,682
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3 (original cost $1,918,987; purchased 08/08/18)(f)	3.959	08/15/51	1,900	1,779,709
Series 2019-C15, Class A3	3.779	03/15/52	5,979	5,508,304
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	152,903
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	266,611
Series 2017-C06, Class A4	3.071	06/10/50	600	559,677
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	210,123
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.469(cc)	09/25/27	6,330	65,906
Series K0090, Class X1, IO	0.855(cc)	02/25/29	98,986	2,888,508
Series K0093, Class X1, IO	1.083(cc)	05/25/29	12,661	476,104
Series K0097, Class X1, IO	1.219(cc)	07/25/29	17,852	818,862
Series K0101, Class X1, IO	0.946(cc)	10/25/29	18,852	689,294
Series K0122, Class X1, IO	0.968(cc)	11/25/30	37,308	1,644,195
Series K0735, Class X1, IO	1.095(cc)	05/25/26	8,240	122,480
Series K1513, Class X1, IO	0.990(cc)	08/25/34	30,696	1,736,395
Series Q001, Class XA, IO	2.103(cc)	02/25/32	12,758	884,018
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%) (original cost $8,500,000; purchased 07/30/21)(f)	7.661(c)	08/01/24	8,500	8,449,098
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.576(cc)	04/10/47	4,363	49
Series 2017-GS06, Class A2	3.164	05/10/50	786	729,903
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,085,852
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,297,471
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,401,749
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	139,203
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,377,320
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,843,073
Series 2015-C30, Class A5	3.822	07/15/48	4,200	4,040,995
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,910	2,711,115

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMDB Commercial Mortgage Securities Trust, (cont’d.)
Series 2017-C07, Class A4	3.147%	10/15/50		1,100	$1,016,920
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		10,600	4,828,297
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.932(c)	01/15/27		2,917	2,891,639
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49		2,464	2,355,863
Series 2016-C30, Class A4	2.600	09/15/49		5,320	5,002,104
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,126,073
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		3,622	3,503,288
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,028,936
Series 2017-HR02, Class A3	3.330	12/15/50		1,982	1,827,979
Series 2018-H04, Class A3	4.043	12/15/51		1,394	1,317,163
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,428,488
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		800	701,970
Series 2021-L07, Class A4	2.322	10/15/54		11,000	8,752,174
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56		21,000	21,255,767
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,238,109
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.935(c)	03/15/36		5,000	4,676,562
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	8,000	9,721,509
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		471	437,106
Series 2017-C07, Class A3	3.418	12/15/50		1,647	1,539,294
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,016,560
Series 2018-C10, Class A3	4.048	05/15/51		1,392	1,310,803
Series 2018-C14, Class A3	4.180	12/15/51		2,482	2,330,507
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,206,379
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,291,990
Series 2017-C40, Class A3	3.317	10/15/50		350	326,478
Series 2017-RB01, Class A4	3.374	03/15/50		632	585,176
Series 2018-C43, Class XB, IO	0.462(cc)	03/15/51		51,500	623,547
Series 2018-C46, Class XB, IO	0.473(cc)	08/15/51		104,789	1,492,059

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2020-C56, Class A4	2.194%	06/15/53	3,300	$2,713,428
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.935(c)	05/15/31	7,000	6,358,833

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $428,502,447)				396,454,231

CORPORATE BONDS 28.7%

Aerospace & Defense 0.7%

BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.800	10/07/24	60	59,449
Gtd. Notes, 144A	3.850	12/15/25	30	29,152
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	80	73,586
Sr. Unsec’d. Notes	2.750	02/01/26	90	84,790
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,386,292
Sr. Unsec’d. Notes	4.875	05/01/25	290	286,386
Sr. Unsec’d. Notes	5.150	05/01/30	3,010	2,853,870
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	12,685	12,734,950
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	1,688	1,701,200
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	250	255,625
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	7,536	7,479,555
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	115	112,993
Sr. Unsec’d. Notes	4.400	06/15/28	50	47,917
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	18,770
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,637

				29,156,172

Agriculture 0.0%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	123,071
Gtd. Notes	4.700	04/02/27	15	14,630
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	70	66,923
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.125	07/26/24	300	298,075

				502,699

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.2%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750%	04/20/29	1,400	$1,347,500
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A	6.500	06/20/27	218	218,197
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,317,801
Sr. Unsec’d. Notes	5.250	05/04/25	335	332,920
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	81	78,302
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,280,866

				7,575,586

Apparel 0.0%

Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.875	05/15/26	825	797,923

Auto Manufacturers 0.5%

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	1.625	12/13/24	310	301,919
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	511,470
Sr. Unsec’d. Notes	4.134	08/04/25	925	902,405
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,112,227
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,292,414
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,855,713
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	32,835
Gtd. Notes	4.000	01/15/25	155	152,916
Sr. Unsec’d. Notes	1.500	06/10/26	335	307,246
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,868,581
Sr. Unsec’d. Notes	5.000	04/09/27	70	68,784
Sr. Unsec’d. Notes	5.400	04/06/26	335	333,033
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,187
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	1.000	09/17/24	35	34,334
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	49,293
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	99,410

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Hyundai Capital America, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.600%	03/30/28	30	$29,836
Sr. Unsec’d. Notes, 144A, MTN	0.875	06/14/24	75	74,547
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	22,871
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	13,047
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	25,900
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	300	293,899
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	3,500	3,413,884
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	186,657

				21,058,408

Auto Parts & Equipment 0.1%

Aptiv PLC/Aptiv Corp.,
Gtd. Notes	2.396	02/18/25	330	321,065
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	850	842,741
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	757,758
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,400	3,184,839

				5,106,403

Banks 8.6%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,764,349
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,171,875
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	600	556,948
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,000	1,957,442
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,434,212
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,004,930
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	5,690	4,780,204
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,292,109
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	498,007
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,333,073

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.496%(ff)	02/13/31	1,615	$1,358,337
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,198,819
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	643,840
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,205,259
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	8,620	7,105,026
Sub. Notes, MTN	4.450	03/03/26	6,500	6,365,753
Sub. Notes, Series L, MTN	3.950	04/21/25	300	294,831
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	118,198
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,258
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,399,642
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	11,045	10,959,473
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	335	333,489
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,640,737
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	350	344,155
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	3,945,709
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	335	328,861
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	9,985,240
Sub. Notes, 144A, MTN	4.625	07/11/24	335	333,956
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.673(ff)	03/15/30	720	706,698
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,118,001
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	800	798,794
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,108,957
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,124,983
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,206,805
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,188,426
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	687,674
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,355,642
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	923,198
Sub. Notes	4.125	07/25/28	1,260	1,185,801
Sub. Notes	4.300	11/20/26	335	324,550
Sub. Notes	4.400	06/10/25	210	206,827
Sub. Notes	4.450	09/29/27	6,500	6,253,234
Sub. Notes	4.600	03/09/26	165	161,538
Sub. Notes	6.174(ff)	05/25/34	3,555	3,532,288

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	6.316%(ff)	10/03/29	4,895	$4,982,864
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,922,777
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	2,655	2,621,459
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,521,835
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,926,034
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	482,933
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,857,011
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,463,072
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,162,673
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	2,932,425
Sr. Unsec’d. Notes	3.500	01/23/25	515	506,945
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	257,013
Sr. Unsec’d. Notes	3.850	01/26/27	800	767,472
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,019,539
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	8,876,577
Sr. Unsec’d. Notes, EMTN	4.650(cc)	05/31/24	2,244	2,241,326
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	110,099
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,506,118
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,231,578
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,390,497
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,254,692
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,000,265
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	6,395	5,262,685
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,237,888
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	349,507
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,292,666
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,462,780
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,616,453
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	5,983,559
Sub. Notes	3.875	09/10/24	310	307,838
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,039,817
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	761,782

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309%(ff)	07/20/32	6,285	$5,055,198
Sr. Unsec’d. Notes	2.801	07/18/24	1,930	1,918,142
Mizuho Financial Group, Inc. (Japan),
Sub. Notes, 144A	4.353	10/20/25	335	326,167
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,294,044
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,018,108
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,093,842
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,567,370
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,054,040
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,351,188
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,195,773
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	602,115
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,350,597
Sub. Notes, MTN	5.000	11/24/25	175	173,157
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	327,701
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875	02/23/28	10,000	10,383,374
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	305,455
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.226(ff)	01/21/26	7,500	7,284,403
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	9,709	9,670,355
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,522,310
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	335	321,214
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,907,589
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	1,635	1,609,527
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.929(c)	05/12/26	5,085	5,123,646
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	1,180	1,124,057
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	2,166,959
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,134,785

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31		2,575	$2,178,758
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28		17,850	17,867,723

					333,711,924

Beverages 0.0%

Constellation Brands, Inc.,
Sr. Unsec’d. Notes	5.000	02/02/26		40	39,579

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	27,515
Sr. Unsec’d. Notes	3.125	05/01/25		280	272,988
Sr. Unsec’d. Notes	5.150	03/02/28		335	332,042
Sr. Unsec’d. Notes	5.600	03/02/43		4,555	4,393,664
Baxalta, Inc.,
Gtd. Notes	4.000	06/23/25		925	907,488

					5,933,697

Building Materials 0.2%

CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25		1,800	1,830,600
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	1,000	1,042,996
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		2,239	2,124,994
Lennox International, Inc.,
Gtd. Notes	1.700	08/01/27		30	26,607
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		2,000	1,883,537

					6,908,734

Chemicals 0.2%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,000	1,782,500
Gtd. Notes, 144A	4.500	01/10/28		900	802,125
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.125	09/22/24	EUR	1,400	1,472,117
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26		70	69,132

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

LYB International Finance III LLC,
Gtd. Notes	1.250%	10/01/25	185	$173,468
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,800	1,788,750
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25	35	34,138
Sr. Unsec’d. Notes	4.900	03/27/28	335	327,572
Sr. Unsec’d. Notes	5.950	11/07/25	20	20,088
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	96	93,884
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26	1,020	961,350
Gtd. Notes(a)	6.500	09/27/28	600	569,062
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	85	82,625
Sr. Unsec’d. Notes	3.450	06/01/27	45	42,523
Sr. Unsec’d. Notes	4.050	08/08/24	25	24,878
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	194	197,441
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	70	68,998
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	318,753

				8,829,404

Coal 0.1%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A (original cost $1,827,000; purchased 04/04/24)(f)	13.125	05/01/28	1,800	1,813,500
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	10.750	05/15/26	1,619	1,673,722

				3,487,222

Commercial Services 0.8%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	462	461,088
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	1,800	1,531,793
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,028	2,020,422

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		1,000	$898,470
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,720,469
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		1,531	1,438,567
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		350	360,986
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,696	2,528,933
Gtd. Notes, 144A	5.500	07/15/25		1,000	994,262
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,602,589
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,369,406
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,651,409
Equifax, Inc.,
Sr. Unsec’d. Notes	5.100	06/01/28		330	324,191
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28		335	325,589
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	698,744
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/24		80	78,202
Sr. Unsec’d. Notes	2.150	01/15/27		80	73,225
Sr. Unsec’d. Notes	2.650	02/15/25		45	43,888
Sr. Unsec’d. Notes	4.450	06/01/28		85	81,186
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		320	315,565
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26		4,750	4,750,000

					29,268,984

Computers 0.2%

Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,238,345
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes	6.020	06/15/26		125	125,740
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24		125	123,054

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750%	04/10/26	170	$157,685
Leidos, Inc.,
Gtd. Notes	3.625	05/15/25	175	170,863
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	971	1,032,036
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,967	1,958,261

				5,805,984

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	6,219	5,503,539
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	225	226,638

				5,730,177

Diversified Financial Services 1.5%

American Express Co.,
Sr. Unsec’d. Notes	5.532(ff)	04/25/30	12,590	12,572,451
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	8,335	8,401,240
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	2,925	2,793,255
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	2,880	2,923,973
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.300	10/30/24	335	330,865
Sr. Unsec’d. Notes	4.927(ff)	05/10/28	35	34,174
Sr. Unsec’d. Notes	4.985(ff)	07/24/26	95	93,919
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	4,450	4,579,324
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24	2,000	1,989,704
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27	250	231,339
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $9,300,000; purchased 05/18/21)^(f)	7.701(c)	05/31/25	9,300	7,998,000
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28	1,710	1,758,504

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LPL Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	11/15/27		110	$104,717
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		425	416,638
OMERS Finance Trust (Canada),
Gtd. Notes, 144A	5.500	11/15/33		10,000	10,067,601
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	704,438
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	201,625
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,378,617

					56,580,384

Electric 1.8%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950	06/01/28		35	32,768
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	27,791
Sr. Unsec’d. Notes	5.450	06/01/28		250	246,183
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26		3,220	3,187,867
Ameren Corp.,
Sr. Unsec’d. Notes	2.500	09/15/24		20	19,749
Sr. Unsec’d. Notes	3.650	02/15/26		170	163,848
Black Hills Corp.,
Sr. Unsec’d. Notes	5.950	03/15/28		25	25,328
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		294	289,710
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29		2,375	2,181,649
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,771,972
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		25	22,977
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29		3,011	2,766,356
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		35	34,672
DTE Energy Co.,
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		155	147,261
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.300	03/15/28		115	110,433

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Edison International,
Sr. Unsec’d. Notes	4.700%	08/15/25	10,000	$9,847,111
Sr. Unsec’d. Notes	4.950	04/15/25	55	54,524
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	3.625	10/13/25	305	296,557
Sr. Unsec’d. Notes, 144A	5.700	05/23/28	335	334,370
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	35	32,817
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,183	2,062,935
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	472,031
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	745	732,894
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	3,825	3,762,844
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	115,980
Sr. Unsec’d. Notes	4.200	06/27/24	70	69,802
Sr. Unsec’d. Notes	4.750	05/15/26	160	157,130
Sr. Unsec’d. Notes	5.450	03/01/28	150	148,820
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	15	14,698
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	22,983
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	82,271
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	123,021
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	86,116
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	357	373,188
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	122,216
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	328,238
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	709,676
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,323,040
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,726	1,732,613
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	470	497,832
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	4,320	3,898,800
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	2,000	1,976,875
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,464,704
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27	335	316,669
Gtd. Notes	4.255	09/01/24	220	218,719
Gtd. Notes	4.625	07/15/27	185	180,212

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NextEra Energy Capital Holdings, Inc., (cont’d.)
Gtd. Notes	6.051%	03/01/25		335	$335,639
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A	3.508	10/01/24		140	138,637
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,277,507
Gtd. Notes	6.625	01/15/27		858	856,617
Gtd. Notes, 144A	5.250	06/15/29		625	591,749
Sr. Sec’d. Notes, 144A	3.750	06/15/24		50	49,796
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	71,725
First Mortgage	3.300	12/01/27		175	160,778
First Mortgage	3.400	08/15/24		135	133,828
First Mortgage	4.950	06/08/25		45	44,462
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,043,722
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25		335	317,501
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25		20	18,771
Sr. Unsec’d. Notes	2.875	06/15/24		110	109,599
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48		580	428,788
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	209,772
Sr. Unsec’d. Notes	5.150	10/06/25		335	332,690
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,398,548
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,177,358
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,093,939
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,131,996
Gtd. Notes, 144A	5.500	09/01/26		1,000	975,837
Gtd. Notes, 144A	5.625	02/15/27		4,925	4,791,349
Sr. Sec’d. Notes, 144A	3.550	07/15/24		30	29,831
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	28,207
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,392
Sr. Unsec’d. Notes	5.000	09/27/25		85	84,241

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.000%	06/15/28		60	$56,439

					68,521,968

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	725,870
Gtd. Notes, 144A	6.625	03/15/32		540	537,328
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,252,029
Gtd. Notes, 144A	7.250	06/15/28		3,000	3,051,142

					6,566,369

Electronics 0.0%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26		45	44,429
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26		30	27,339

					71,768

Engineering & Construction 0.3%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,408,856
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,211,614
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	184,063
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,452,262
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,646,532

					10,903,327

Entertainment 0.4%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		1,830	1,631,622
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,625	1,618,987

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $407,096; purchased 04/03/19 - 10/31/22)(f)	12.750%	11/30/27(d)	EUR	368	$11,795
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,221,065; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	1,066	394,293
Sr. Sec’d. Notes, 144A (original cost $188,028; purchased 09/20/23)(f)	13.000	09/30/24	EUR	175	185,260
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		1,815	1,740,803
Sr. Sec’d. Notes, 144A	6.500	02/15/25		275	275,000
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,048,622
Warnermedia Holdings, Inc.,
Gtd. Notes(a)	5.050	03/15/42		2,745	2,200,666
Gtd. Notes	5.141	03/15/52		3,750	2,870,754

					14,977,802

Foods 0.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	6.500	02/15/28		1,750	1,748,178
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		700	691,565
Gtd. Notes	5.250	09/15/27		3,300	3,047,868
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	8,723,158
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,703,906
General Mills, Inc.,
Sr. Unsec’d. Notes	4.000	04/17/25		40	39,388
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	319,634
Gtd. Notes	4.625	10/01/39		1,415	1,221,524
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26		335	314,334

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

McCormick & Co., Inc.,
Sr. Unsec’d. Notes	0.900%	02/15/26		15	$13,836
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.250	09/19/24		215	212,028

					20,035,419

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,277,283

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,043,932
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,963,535
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	23,888

					3,031,355

Healthcare-Products 0.0%

Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	436,709
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	626,493
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	402,797
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	3.550	04/01/25		80	78,401

					1,544,400

Healthcare-Services 0.6%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,109,762
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		1,000	877,001
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/24		65	64,118
Sr. Unsec’d. Notes	4.900	02/08/26		335	331,082
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	65,445
Gtd. Notes	5.250	04/15/25		15	14,924
Gtd. Notes	5.250	06/15/26		335	331,475

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

HCA, Inc., (cont’d.)
Gtd. Notes	5.375%	02/01/25		275	$273,801
Gtd. Notes	5.375	09/01/26		290	287,843
Gtd. Notes	5.625	09/01/28		335	333,721
Humana, Inc.,
Sr. Unsec’d. Notes	5.700	03/13/26		55	54,917
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	635,956
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,579,239
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,197,398
Sr. Sec’d. Notes	5.700	05/15/28		335	334,690
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,070,529
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	1.550	06/01/26		205	188,605
Sr. Unsec’d. Notes	3.600	02/01/25		125	122,866
Sr. Unsec’d. Notes	3.600	09/01/27		335	316,502
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,836,400
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26		3,000	2,985,953
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	22,893
Sr. Sec’d. Notes	4.625	06/15/28		225	211,829

					23,246,949

Home Builders 0.6%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,050	1,989,009
Gtd. Notes(a)	7.250	10/15/29		1,350	1,334,549
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		4,175	4,184,161
Lennar Corp.,
Gtd. Notes	4.750	05/30/25		220	217,506
Gtd. Notes	4.750	11/29/27		135	132,651
Gtd. Notes	5.000	06/15/27		40	39,477
Gtd. Notes	5.250	06/01/26		3,145	3,121,377
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		834	789,883

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250%	12/15/27	3,000	$2,865,000
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	468	468,098
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,305,948
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,690,997
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,890,880

				23,029,536

Insurance 0.0%

Aon Global Ltd.,
Gtd. Notes	3.500	06/14/24	80	79,749
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	129,710
CNA Financial Corp.,
Sr. Unsec’d. Notes	4.500	03/01/26	30	29,366
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes	7.000	04/01/28	20	21,093
High Street Funding Trust I,
Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	311,462
Markel Group, Inc.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	375,483

				946,863

Internet 0.1%

eBay, Inc.,
Sr. Unsec’d. Notes	1.900	03/11/25	55	53,279
Expedia Group, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	335	335,673
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,941,593

				5,330,545

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,891,098
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	1,178	1,232,483

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400%	06/15/25	25	$24,067
Sr. Unsec’d. Notes	2.800	12/15/24	75	73,587

				4,221,235

Leisure Time 0.4%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,800	4,666,944
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	925	1,002,802
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	725	718,632
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,425	2,367,431
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	1,750	1,784,773
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	1,175	1,146,882
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,352,250
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,725	1,666,781
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,287,846

				16,994,341

Lodging 0.3%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.750	03/15/25	45	44,191
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	899,885
Gtd. Notes	5.750	06/15/25	150	149,228
Gtd. Notes	6.750	05/01/25	5,500	5,500,000
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	4.050	01/08/26	1,000	962,440
Sr. Unsec’d. Notes	5.125	08/08/25	300	296,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	1,700	1,648,890
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	2,150	2,089,531

				11,590,415

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	01/01/30		525	$537,307
CNH Industrial Capital LLC,
Gtd. Notes	1.450	07/15/26		45	41,119
Dover Corp.,
Sr. Unsec’d. Notes	3.150	11/15/25		35	33,760
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		2,325	2,461,925

					3,074,111

Media 1.0%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	3,000	3,094,827
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		625	586,132
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		25	22,005
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		2,750	2,694,283
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	65,093
Sr. Sec’d. Notes	6.384	10/23/35		3,075	2,903,316
Sr. Sec’d. Notes	6.484	10/23/45		95	84,057
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,244
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.500	04/15/27		9,497	7,784,986
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $55,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		825	21,019
Sec’d. Notes, 144A (original cost $3,074,190; purchased 09/09/19 - 08/30/22)(f)	5.375	08/15/26(d)		8,190	209,721
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		825	332,282
Gtd. Notes	7.375	07/01/28		675	301,256
Gtd. Notes	7.750	07/01/26		4,500	2,829,928
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,387,128
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		479	461,408

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Paramount Global,
Sr. Unsec’d. Notes	3.700%	06/01/28		25	$22,361
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,283,504
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.375	06/15/24		4,940	4,931,108
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,161,322
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,264,611
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,193,245

					40,647,836

Mining 0.3%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		1,100	1,056,000
Sec’d. Notes, 144A	9.375	03/01/29		1,830	1,903,786
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,230	1,163,887
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.300	03/15/26		4,250	4,223,067
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		2,150	2,010,181

					10,356,921

Miscellaneous Manufacturing 0.2%

Parker-Hannifin Corp.,
Sr. Unsec’d. Notes	3.650	06/15/24		335	334,061
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31		6,825	5,683,167

					6,017,228

Multi-National 0.4%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,077,179
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.250	11/21/25		10	9,907
Sr. Unsec’d. Notes	6.000	04/26/27		2,940	2,981,034

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)

Dexia SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625%	10/16/24	500	$491,330
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	508,164
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,015,215
Unsec’d. Notes	6.950	08/01/26	500	516,769
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	1,965,965
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26	5,500	5,123,989

				15,689,552

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,357,583
Gtd. Notes	4.125	05/01/25	3,056	3,001,653
Gtd. Notes	5.500	12/01/24	4,000	3,968,571

				9,327,807

Oil & Gas 2.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,586,436
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,315,117
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	5,632	5,191,592
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	100,086
Gtd. Notes, 144A	9.000	11/01/27	641	802,898
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	48,033
Sr. Unsec’d. Notes	5.400	06/15/47	792	705,851
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	3,825	3,785,273
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,673,489
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	2,921	2,827,658
Gtd. Notes, 144A	8.375	07/01/28	1,320	1,377,364

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250%	02/15/28		435	$459,696
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24		15	14,958
Sr. Unsec’d. Notes	5.250	10/15/27		20	19,806
Sr. Unsec’d. Notes	5.875	06/15/28		205	205,296
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,475,938
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,110,469
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,401,345
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,063	1,000,217
Sr. Sec’d. Notes, 144A	5.375	03/30/28		2,458	2,181,475
Hess Corp.,
Sr. Unsec’d. Notes	3.500	07/15/24		25	24,871
Sr. Unsec’d. Notes	4.300	04/01/27		55	53,222
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,650	1,625,329
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	191,750
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	70,643
Sr. Unsec’d. Notes	4.700	05/01/25		300	296,922
Sr. Unsec’d. Notes	5.125	12/15/26		315	311,799
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		75	75,562
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.900	08/15/24		335	332,096
Sr. Unsec’d. Notes	5.500	12/01/25		240	238,490
Sr. Unsec’d. Notes	5.550	03/15/26		335	333,447
Sr. Unsec’d. Notes	7.500	05/01/31		250	272,098
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	69,452
Gtd. Notes	5.650	05/15/25		335	333,890
Gtd. Notes	5.650	05/15/28		335	334,760
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,509,375
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,600	1,644,285
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	1,800	2,150,394

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes, EMTN	6.250%	12/14/26	GBP	2,450	$3,048,387
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	2,370	2,420,980
Gtd. Notes	4.500	01/23/26		3,830	3,603,992
Gtd. Notes	6.490	01/23/27		3,045	2,858,890
Gtd. Notes	6.500	03/13/27		2,278	2,136,878
Gtd. Notes	6.500	01/23/29		300	265,350
Gtd. Notes	6.840	01/23/30		300	259,470
Gtd. Notes	6.875	10/16/25		2,650	2,611,906
Gtd. Notes, EMTN	2.750	04/21/27	EUR	500	461,064
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	987,258
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,475	1,398,015
Gtd. Notes, MTN(a)	6.875	08/04/26		1,440	1,398,240
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	176,911
Gtd. Notes	3.900	03/15/28		70	66,258
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	92,913
Sr. Unsec’d. Notes	5.100	03/29/26		15	14,893
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28		2,450	2,419,926
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		3,150	3,021,865
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		660	655,908
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,277,901
Sr. Unsec’d. Notes	4.350	06/01/28		175	167,997
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,776,995

					79,273,379

Packaging & Containers 0.2%

Amcor Finance USA, Inc.,
Gtd. Notes	4.500	05/15/28		335	321,412
Ball Corp.,
Gtd. Notes(a)	6.000	06/15/29		1,925	1,914,952
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27		20	18,035

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512%	04/15/26	40	$36,673
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,500	1,382,833
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	2,225	2,067,421
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	450	444,670
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	50	46,915

				6,232,911

Pharmaceuticals 0.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	160,525
Sr. Unsec’d. Notes	3.600	05/14/25	295	289,333
Sr. Unsec’d. Notes	3.850	06/15/24	140	139,648
Sr. Unsec’d. Notes(h)	4.050	11/21/39	9,395	7,960,850
Sr. Unsec’d. Notes	4.550	03/15/35	165	153,080
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	2,957	1,928,746
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	446,690
Gtd. Notes, 144A	5.250	02/15/31	25	10,592
Gtd. Notes, 144A	7.000	01/15/28	200	106,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.375	07/15/24	40	39,747
Gtd. Notes, 144A	4.250	12/15/25	1,300	1,262,789
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	3.079	06/15/24	335	333,783
Cencora, Inc.,
Sr. Unsec’d. Notes	3.450	12/15/27	85	79,635
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	25	23,679
Gtd. Notes	4.375	10/15/28	1,630	1,558,593
Sr. Unsec’d. Notes	5.685	03/15/26	65	64,970
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	317,210
Sr. Unsec’d. Notes	3.625	04/01/27	50	47,592

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	3.875%	07/20/25	15	$14,673
Sr. Unsec’d. Notes	4.100	03/25/25	335	330,525
Sr. Unsec’d. Notes	5.000	01/30/29	25	24,558
McKesson Corp.,
Sr. Unsec’d. Notes	5.250	02/15/26	335	332,115
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,138,868
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	280	268,597
Gtd. Notes	5.250	06/15/46	2,095	1,672,506
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,665,611
Gtd. Notes	4.000	06/22/50	820	536,003

				22,906,918

Pipelines 1.3%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,070,659
Boardwalk Pipelines LP,
Gtd. Notes	4.950	12/15/24	30	29,819
Gtd. Notes	5.950	06/01/26	60	60,144
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,256,133
Enbridge, Inc. (Canada),
Gtd. Notes	3.500	06/10/24	335	334,061
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,246,371
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,387,904
Sr. Unsec’d. Notes	2.900	05/15/25	90	87,513
Sr. Unsec’d. Notes	3.900	07/15/26	40	38,551
Sr. Unsec’d. Notes	4.050	03/15/25	125	123,108
Sr. Unsec’d. Notes	4.400	03/15/27	80	77,526
Sr. Unsec’d. Notes	5.000	05/15/50	695	576,782
Sr. Unsec’d. Notes	5.300	04/15/47	110	94,990
Sr. Unsec’d. Notes	6.250	04/15/49	320	312,245
Enterprise Products Operating LLC,
Gtd. Notes	3.950	01/31/60	2,510	1,802,625
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	2,800	2,808,533

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A	6.190%	11/01/25	210	$209,686
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.250	09/01/24	35	34,785
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	784,378
Gtd. Notes	4.300	06/01/25	25	24,644
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,539
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,280
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,483
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	317,906
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	4,706,934
Gtd. Notes	4.950	07/13/47	385	321,272
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	600	584,978
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	6,798	6,922,197
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.,
Gtd. Notes	6.500	07/15/27	125	125,861
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	47,490
Sr. Unsec’d. Notes	4.875	01/15/26	200	197,338
Sr. Unsec’d. Notes	6.203	03/09/26	245	244,631
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.000	03/15/28	135	127,913
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	120	115,765
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	390,951
Sr. Unsec’d. Notes	4.550	06/24/24	85	84,818
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,416,747
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,546,150

				51,577,710

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500%(cc)	01/15/28	2,057	$2,105,431
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	2,700	2,550,048

				4,655,479

Real Estate Investment Trusts (REITs) 1.0%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950	01/15/28	335	316,271
Gtd. Notes	4.300	01/15/26	20	19,561
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	129,062
Sr. Unsec’d. Notes	2.400	03/15/25	80	77,595
Sr. Unsec’d. Notes	3.550	07/15/27	115	108,076
Sr. Unsec’d. Notes	3.650	03/15/27	335	318,094
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	7,818,901
Sr. Unsec’d. Notes	5.250	07/15/28	110	108,512
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	245	219,302
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.850	02/01/25	600	590,485
Sr. Unsec’d. Notes	4.125	06/15/26	2,175	2,100,201
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	37,081
Sr. Unsec’d. Notes	3.700	06/15/26	295	283,196
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,346
Sr. Unsec’d. Notes	5.600	06/01/29	6,495	6,455,376
CubeSmart LP,
Gtd. Notes	3.125	09/01/26	80	75,484
Digital Realty Trust LP,
Gtd. Notes	4.450	07/15/28	125	119,360
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	711	712,153
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	87,318
Gtd. Notes	3.800	04/01/27	115	109,769
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	5.000	10/15/27	1,175	963,210
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	2,725	2,726,550

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp.,
Sr. Unsec’d. Notes	4.450%	09/15/26		15	$14,626
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		3,550	3,091,639
Sr. Unsec’d. Notes	3.875	02/15/27		2,400	2,254,585
SITE Centers Corp.,
Sr. Unsec’d. Notes	3.625	02/01/25		30	29,523
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	3,009,762
Sun Communities Operating LP,
Gtd. Notes	5.500	01/15/29		3,610	3,548,919
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25		50	48,814
Gtd. Notes	3.250	10/15/26		85	79,922
Gtd. Notes	3.500	02/01/25		45	44,178
Gtd. Notes	3.850	04/01/27		65	61,852
Gtd. Notes	4.000	03/01/28		40	37,560
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28		20	19,221
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	89,147
Gtd. Notes, 144A	4.250	12/01/26		600	573,211
Gtd. Notes, 144A	4.625	06/15/25		610	600,734
Gtd. Notes, 144A	4.625	12/01/29		485	449,654
Welltower OP LLC,
Gtd. Notes	4.000	06/01/25		105	103,024
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	6.950	10/01/27		20	20,895

					37,467,169

Retail 0.2%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,176,187
AutoZone, Inc.,
Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,514,858
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		1,950	1,939,876
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	547,015
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	411,500

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	2,628	$2,575,992
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26	305	288,833
Sr. Unsec’d. Notes	3.125	09/15/24	60	59,383
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27	25	23,867
Sr. Unsec’d. Notes, MTN	3.500	07/01/27	75	71,089
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	3.600	09/01/27	30	28,337
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	945	931,668

				9,568,605

Semiconductors 0.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.875	01/15/27	335	321,368
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	3,829	2,974,571
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	3,645	2,795,818
Microchip Technology, Inc.,
Gtd. Notes	5.050	03/15/29	3,860	3,794,508
Sr. Unsec’d. Notes	0.983	09/01/24	285	280,269
NXP BV/NXP Funding LLC (China),
Gtd. Notes	5.350	03/01/26	35	34,842

				10,201,376

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,019,177
Gtd. Notes	3.483	12/01/27	135	125,291

				3,144,468

Software 0.0%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	952,680
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	335	291,048

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750%	07/01/24	15	$14,923
Sr. Unsec’d. Notes	5.450	03/02/28	40	39,884
Oracle Corp.,
Sr. Unsec’d. Notes	3.250	11/15/27	110	102,231
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes	5.000	03/28/26	75	74,087
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	110	104,442

				1,579,295

Telecommunications 1.5%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28	20	17,475
Sr. Unsec’d. Notes	2.550	12/01/33	74	57,134
Sr. Unsec’d. Notes	3.650	09/15/59	1,302	844,776
Sr. Unsec’d. Notes	3.800	02/15/27	55	52,680
Sr. Unsec’d. Notes	4.500	05/15/35	70	62,832
Sr. Unsec’d. Notes	5.400	02/15/34	3,990	3,902,709
Sr. Unsec’d. Notes	5.539	02/20/26	335	334,096
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	3.600	01/19/27	335	320,222
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $38,386; purchased 11/14/23)^(f)	0.000	12/31/30	34	40,563
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $41; purchased 11/14/23)^(f)	0.000	12/31/30	406	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,780; purchased 11/14/23)^(f)	0.000	12/31/30	2	941
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	0.000	12/31/30	237	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,807,033; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27	3,039	2,960,327
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $136,005; purchased 01/30/24)(f)	10.500	11/25/28	211	166,992

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500%	10/15/26		600	$597,000
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	536,250
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		425	246,114
Sec’d. Notes, 144A	4.875	06/15/29		225	142,374
Sr. Sec’d. Notes, 144A	10.500	04/15/29		325	325,638
Sr. Sec’d. Notes, 144A	10.500	05/15/30		1,050	1,049,090
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,325	2,371,201
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	10,963,919
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,396,047
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		140	135,695
Sr. Unsec’d. Notes	5.000	04/15/29		3,655	3,573,270
Sprint LLC,
Gtd. Notes	7.625	02/15/25		7,255	7,318,008
Gtd. Notes	7.625	03/01/26		2,745	2,816,020
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	108,423
Gtd. Notes	2.625	04/15/26		60	56,727
Gtd. Notes	3.000	02/15/41		2,755	1,926,903
Gtd. Notes	3.500	04/15/25		40	39,176
Gtd. Notes	3.750	04/15/27		100	95,261
Gtd. Notes	3.875	04/15/30		2,020	1,848,548
Gtd. Notes	5.375	04/15/27		35	35,097
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	277,770
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,293,548
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,730,157
Sr. Unsec’d. Notes	3.376	02/15/25		225	221,025
Sr. Unsec’d. Notes	3.500	11/01/24		50	49,471
Sr. Unsec’d. Notes	4.125	03/16/27		125	120,965
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		3,659	3,516,847
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,538,930

					60,090,221

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375%	04/01/26	1,435	$1,366,631
Gtd. Notes, 144A	5.875	12/15/27	335	332,247

				1,698,878

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050	03/01/41	790	734,373
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	4.000	06/01/28	20	19,030
CSX Corp.,
Sr. Unsec’d. Notes	3.400	08/01/24	15	14,920
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	1,245	1,069,704
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34	86	82,829
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27	440	424,171
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	143,075
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	337,075

				2,825,177

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.450	07/01/24	15	14,939
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,689
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,429
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	7,977,367
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	334,975

				8,371,399

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.950	09/01/27	175	161,643

TOTAL CORPORATE BONDS
(cost $1,187,652,567)				1,118,650,938

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS 1.0%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169%(c)	11/17/28		1,348	$1,300,988

Commercial Services 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%	8.816(c)	08/11/28		408	408,267

Computers 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29		3,512	3,511,183

Insurance 0.0%

Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.680(c)	07/31/27		679	658,630
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.666(c)	08/21/28		941	916,499

					1,575,129

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	2,706	3,381,295

Media 0.1%

CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.821(c)	01/18/28		1,419	1,367,562
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.935(c)	04/15/27		2,959	2,487,121
Diamond Sports Group LLC,
Dip Term Loan	10.000	11/30/24		834	1,322,543
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26		137	128,993
Second Lien Term Loan	8.175	08/24/26		5,140	119,515

					5,425,734

Metal Fabricate/Hardware 0.3%

Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		6,930	6,860,700
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.416(c)	03/31/28		468	460,758

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware (cont’d.)

Tank Holding Corp., (cont’d.)
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.417%(c)	03/31/28		91	$89,366
Term Loan, 1 Month SOFR + 5.850%	11.166(c)	03/31/28		3,332	3,265,748

					10,676,572

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%	7.680(c)	04/23/26		972	951,271

Retail 0.3%

CD&R Dock Bidco Ltd. (United Kingdom),
Term Loan	— (p)	04/30/31		450	561,594
CD&R Firefly Bidco Ltd. (United Kingdom),
Term Loan	— (p)	03/30/29		2,850	3,555,281
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month
EURIBOR + 7.000%	10.902(c)	04/30/27	EUR	7,000	6,804,287

					10,921,162

Telecommunications 0.1%

Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		2,610	2,473,266
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.875(c)	04/15/29		209	205,440
Term B-2, 1 Month SOFR + 6.560%	11.875(c)	04/15/30		211	206,025
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29		75	53,708
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30		77	53,259
Term Loan	— (p)	06/01/28		48	40,155

					3,031,853

TOTAL FLOATING RATE AND OTHER LOANS
(cost $43,732,785)					41,183,454

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.6%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$22,048
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	21,733

				43,781

Michigan 0.2%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,569,432
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,643,204

				6,212,636

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	116,275

Puerto Rico 0.4%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000(cc)	11/01/43	26,257	15,619,227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	880	876,034

				16,495,261

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	92,612

TOTAL MUNICIPAL BONDS
(cost $23,860,495)				22,960,565

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.322(c)	07/01/26	2,532	2,533,754
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.730(c)	09/25/31	500	501,047

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.480%(c)	01/26/32	1,310	$1,314,981
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.030(c)	01/26/32	3,240	3,298,399
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.427(cc)	09/25/47	23	20,009
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,440	2,431,027
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	11,879	10,884,055
Series 2024-RP02, Class A2, 144A	4.187(cc)	02/25/63	890	729,484
Series 2024-RP02, Class B1, 144A	4.176(cc)	02/25/63	269	178,841
Series 2024-RP02, Class B2, 144A	4.176(cc)	02/25/63	97	57,714
Series 2024-RP02, Class B3, 144A	0.000(cc)	02/25/63	247	28,948
Series 2024-RP02, Class B4, 144A	0.000(cc)	02/25/63	449	35,578
Series 2024-RP02, Class M1, 144A	1.789(cc)	02/25/63	598	462,945
Series 2024-RP02, Class M2, 144A	4.176(cc)	02/25/63	456	332,814
Series 2024-RP02, Class SA, 144A^	0.000(cc)	02/25/63	34	23,600
Series 2024-RP02, Class X, IO, 144A^	0.000(cc)	02/25/63	14,961	7,136
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.230(c)	12/25/41	200	201,952
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.580(c)	03/25/42	860	956,084
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.580(c)	03/25/42	340	369,440
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.030(c)	07/25/43	1,000	1,035,037
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	10/25/43	530	544,092
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	4.683(cc)	08/25/60	490	484,978
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,635	2,403,216
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	10/25/33	756	757,208

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd., (cont’d.)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.330%(c)	09/26/33	700	$702,815
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,925	159,120
Series 2012-144, Class EI, IO	3.000	01/25/28	1,153	42,048
Series 2012-148, Class IC, IO	3.000	01/25/28	1,833	60,405
Series 2013-13, Class IK, IO	2.500	03/25/28	944	30,801
Series 2013-49, Class AI, IO	3.000	05/25/33	1,492	121,425
Series 2015-59, Class CI, IO	3.500	08/25/30	1,059	37,501
Series 2016-20, Class DI, IO	3.500	04/25/31	1,908	150,278
Series 2018-24, Class BH	3.500	04/25/48	200	173,536
Series 2018-25, Class AG	3.500	04/25/47	698	659,478
Series 2018-57, Class QV	3.500	11/25/29	1,261	1,220,186
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.445(c)	08/25/50	825	942,889
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.130(c)	10/25/50	1,180	1,343,075
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	12/25/50	100	107,675
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.695(c)	09/25/50	456	506,975
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.330(c)	11/25/50	1,630	1,838,236
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980(c)	01/25/51	960	1,018,336
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	08/25/33	9,290	10,198,655
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	10/25/33	200	221,626
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.380(c)	01/25/34	870	919,755

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.980%(c)	01/25/34	500	$502,858
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	10/25/41	1,630	1,681,689
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830(c)	10/25/41	200	200,562
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	08/25/33	500	538,595
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.580(c)	08/25/33	7,114	7,288,778
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	09/25/41	200	205,876
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	09/25/41	3,080	3,085,790
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.680(c)	12/25/41	2,700	2,720,838
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	01/25/42	110	111,770
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.230(c)	04/25/42	300	310,875
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	294	287,052
Series 4046, Class PI, IO	3.000	05/15/27	820	25,974
Series 4060, Class IO, IO	3.000	06/15/27	390	11,479
Series 4073, Class EI, IO	3.000	02/15/27	349	1,550
Series 4131, Class BI, IO	2.500	11/15/27	1,750	53,812
Series 4146, Class KI, IO	3.000	12/15/32	1,942	165,232
Series 4153, Class IO, IO	3.000	01/15/28	2,224	67,157
Series 4172, Class KI, IO	3.000	10/15/32	2,713	177,714
Series 4182, Class EI, IO	2.500	03/15/28	1,359	46,813
Series 4186, Class JI, IO	3.000	03/15/33	6,423	465,124
Series 4314, Class PD	3.750	07/15/43	612	589,325
Series 4574, Class AI, IO	3.000	04/15/31	1,265	88,097
Series 4631, Class GP	3.500	03/15/46	1,412	1,284,482

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487%	11/25/49	5,584	$5,365,155
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	743	129,955
Series 2014-116, Class IT, IO	4.000	08/20/44	876	117,900
Series 2016-164, Class IG, IO	4.000	12/20/46	1,346	226,591
Series 2017-045, Class QA	3.000	11/20/42	1,729	1,651,435
Series 2018-05, Class IB, IO	4.000	01/20/48	585	113,736
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.095(c)	05/25/29	218	217,978
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.130(c)	01/25/34	1,925	1,944,916
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	3,693	3,688,907
Series 2020-GS01, Class A1, 144A	6.882(cc)	10/25/59	2,073	2,072,531
Series 2020-SL01, Class A, 144A	5.734(cc)	01/25/60	34	34,031
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60	355	354,493
Series 2021-SL02, Class A, 144A	1.875	10/25/68	241	232,334
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	149	145,005
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	01/25/48	251	242,990
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.230(c)	04/25/34	2,400	2,439,135
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	05/25/33	9,837	9,876,056
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	03/29/27	7,223	7,227,481
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.180(c)	11/25/31	236	236,035
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.030(c)	11/25/31	2,400	2,457,837
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	07/25/33	1,650	1,671,549

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.819%(c)	06/24/71	EUR	1,049	$1,112,850
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	5.879(cc)	12/25/34		97	87,582

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $109,906,576)					111,605,078

SOVEREIGN BONDS 3.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	828,497
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		5,152	5,074,326
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		1,000	965,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	248,358
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,945,086
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	608,220
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	391,125
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		621	621,932
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,700	3,153,976
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	579,629
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	543,380
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	760,190
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	688,871
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	467,714
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,241,731
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	998,226
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	789,616
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	7,738,041

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125%	10/20/26		10,000	$9,278,877
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,259,427
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		10,000	8,770,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		10,000	9,765,625
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	975,488
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,926	2,913,608
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,685,159
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500	01/15/26		1,645	1,677,886
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	182,735
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	586,829
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		9,070	8,382,665
Sr. Unsec’d. Notes	2.375	10/17/24		11,000	10,843,936
Sr. Unsec’d. Notes	2.875	10/17/29		600	517,652
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1	1,516
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,505	1,428,620
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	20,677,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600	1,744,146
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	12,036,775
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,483,245
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	7,505	7,661,731
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	387,680
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,165,728
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	1,995,551
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		950	297,350
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	63,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,960	488,415

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	09/01/24	(d)	905	$283,265
Sr. Unsec’d. Notes, 144A	8.994	02/01/26	(d)	400	126,000
Sr. Unsec’d. Notes, 144A	9.750	11/01/30	(d)	600	179,100

TOTAL SOVEREIGN BONDS
(cost $154,360,693)					146,502,927

U.S. GOVERNMENT AGENCY OBLIGATIONS 9.7%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,236,381
Federal Farm Credit Bank	1.550	07/26/30		500	407,128
Federal Farm Credit Bank	2.150	12/01/31		20,000	16,283,801
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,087,169
Federal Home Loan Mortgage Corp.	1.500	02/01/36		20,386	17,276,911
Federal Home Loan Mortgage Corp.	1.500	05/01/36		563	476,171
Federal Home Loan Mortgage Corp.	2.000	11/01/36		7,857	6,780,052
Federal Home Loan Mortgage Corp.	2.500	02/01/36		42,856	38,274,484
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,513	4,449,946
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,280	2,820,993
Federal Home Loan Mortgage Corp.	3.000	02/01/52		6,905	5,711,592
Federal Home Loan Mortgage Corp.	3.500	08/01/43		284	254,971
Federal Home Loan Mortgage Corp.	3.500	10/01/45		5,342	4,789,574
Federal Home Loan Mortgage Corp.	3.500	09/01/46		12,275	11,005,198
Federal Home Loan Mortgage Corp.	3.500	11/01/46		5,800	5,200,204
Federal Home Loan Mortgage Corp.	5.500	11/01/52		12,327	12,010,433
Federal Home Loan Mortgage Corp.	6.750	03/15/31		545	606,485
Federal National Mortgage Assoc.	1.500	05/01/36		709	599,154
Federal National Mortgage Assoc.	1.500	06/01/36		28,294	23,976,333
Federal National Mortgage Assoc.	2.000	12/01/36		48,808	42,395,029
Federal National Mortgage Assoc.	2.000	11/01/50		5,275	4,018,218
Federal National Mortgage Assoc.	2.000	12/01/50		13,948	10,616,601
Federal National Mortgage Assoc.(kk)	2.500	08/01/36		66,129	59,060,028
Federal National Mortgage Assoc.	2.500	06/01/50		475	379,490
Federal National Mortgage Assoc.	2.500	10/01/50		1,903	1,518,851
Federal National Mortgage Assoc.	2.500	06/01/51		4,026	3,203,388
Federal National Mortgage Assoc.	2.500	07/01/51		431	343,130
Federal National Mortgage Assoc.	3.000	08/01/43		395	339,452
Federal National Mortgage Assoc.	3.000	04/01/48		618	530,542
Federal National Mortgage Assoc.	3.500	11/01/42		1,731	1,552,201
Federal National Mortgage Assoc.	3.500	09/01/44		1,250	1,120,527
Federal National Mortgage Assoc.	3.500	07/01/47		1,752	1,570,921
Federal National Mortgage Assoc.	3.500	07/01/48		8,803	7,873,471
Federal National Mortgage Assoc.	4.000	TBA(tt)		13,500	12,073,386
Federal National Mortgage Assoc.	4.000	06/01/52		559	500,548
Federal National Mortgage Assoc.	4.500	06/01/52		4,001	3,688,165

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	TBA(tt)	1,000	$970,434
Federal National Mortgage Assoc.	5.500	TBA(tt)	30,000	29,116,528
Federal National Mortgage Assoc.	5.500	10/01/52	2,957	2,876,948
Federal National Mortgage Assoc.	5.500	01/01/53	1,635	1,590,457
Federal National Mortgage Assoc.	6.000	TBA(tt)	3,500	3,467,461
Federal National Mortgage Assoc.	6.000	11/01/52	5,833	5,800,293
Federal National Mortgage Assoc.	6.000	12/01/52	4,913	4,884,040
Federal National Mortgage Assoc.	6.625	11/15/30	605	665,265
Federal National Mortgage Assoc.	7.125	01/15/30	580	645,996
Resolution Funding Corp. Principal Strips	5.037(s)	04/15/30	2,000	1,483,342
Resolution Funding Corp. Principal Strips	5.143(s)	01/15/30	8,251	6,195,843
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,007,289
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,611	3,389,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $382,740,261)				380,124,163

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds(h)	2.375	02/15/42	2,942	2,063,078
U.S. Treasury Notes	0.375	04/30/25	18,205	17,350,218
U.S. Treasury Notes	0.375	01/31/26	80,940	74,572,299
U.S. Treasury Notes	0.750	04/30/26	73,995	68,020,482
U.S. Treasury Notes(k)	2.125	05/15/25	43,670	42,301,901
U.S. Treasury Notes(k)	2.250	11/15/24	7,630	7,504,224
U.S. Treasury Notes(k)	2.500	05/15/24	10,145	10,132,319
U.S. Treasury Notes(h)	4.000	12/15/25	197,210	193,712,605
U.S. Treasury Notes	4.250	12/31/25	107,770	106,262,904
U.S. Treasury Notes(h)	5.000	09/30/25	228,811	228,230,035
U.S. Treasury Notes	5.000	10/31/25	1,000	997,617
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	48,841
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	351,619
U.S. Treasury Strips Coupon(h)	1.450(s)	08/15/42	465	183,929
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,120	531,344
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,095,325
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,096,621
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	660,762
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	71,695
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	80,549
U.S. Treasury Strips Coupon(h)	4.805(s)	02/15/42	45	18,257

TOTAL U.S. TREASURY OBLIGATIONS
(cost $766,917,537)				755,286,624

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS 0.1%

Chemicals 0.0%

TPC Group, Inc.*^	17,363	$607,705

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $310,724; purchased 01/29/24 - 01/30/24)*^(f)	257,178	552,932
Intelsat Emergence SA (Luxembourg)*	30,700	1,124,403

		1,677,335

TOTAL COMMON STOCKS
(cost $1,526,478)		2,285,040

PREFERRED STOCKS 0.0%

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	118,900

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $361,330; purchased 01/26/24 - 01/29/24)*^(f)	46,954	483,701

TOTAL PREFERRED STOCKS
(cost $486,330)		602,601

TOTAL LONG-TERM INVESTMENTS
(cost $3,970,114,636)		3,825,549,698

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS 4.8%

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	149,765,522	149,765,522
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $35,961,643; includes $35,798,364 of cash collateral for securities on loan)(b)(wb)	35,992,817	35,974,820

TOTAL AFFILIATED MUTUAL FUNDS
(cost $185,727,165)		185,740,342

See Notes to Financial Statements.

Description	Value

OPTIONS PURCHASED*~ 0.0%
(cost $225,311)	$102,797

TOTAL SHORT-TERM INVESTMENTS
(cost $185,952,476)	185,843,139

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8%
(cost $4,156,067,112)	4,011,392,837

OPTIONS WRITTEN*~ (0.0)%
(premiums received $855,252)	(758,746)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.8%
(cost $4,155,211,860)	4,010,634,091
Liabilities in excess of other assets(z) (2.8)%	(107,899,256)

NET ASSETS 100.0%	$3,902,734,835

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

COP—Certificates of Participation

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,297,158 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,917,845; cash collateral of $35,798,364 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.

See Notes to Financial Statements.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $30,150,377. The aggregate value of $25,067,851 is 0.6% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $48,000,000 is 1.2% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 04/23/30 (cost $685,218)	693	$686,070	$852	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $109,973)	111	109,704	—	(268)

		$795,774	$852	$(268)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	05/08/24	4.50	—	EUR	4,596	$61
Currency Option USD vs BRL	Call	CITI	05/23/24	6.00	—		2,338	136
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		4,467	50,615
Currency Option USD vs MXN	Call	BOA	05/20/24	20.00	—		2,320	316

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—	2,325	$129
Currency Option USD vs MXN	Call	BOA	05/21/24	21.00	—	1,395	78
Currency Option USD vs TRY	Call	BOA	05/15/24	34.50	—	4,627	4,336
Currency Option USD vs ZAR	Call	CITI	06/25/24	19.80	—	5,298	46,756
Currency Option USD vs BRL	Put	MSI	05/23/24	4.50	—	5,362	2
Currency Option USD vs CLP	Put	CITI	05/17/24	850.00	—	2,320	9
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—	4,467	276
Currency Option USD vs COP	Put	MSI	05/06/24	3,400.00	—	4,354	—
Currency Option USD vs COP	Put	DB	05/15/24	3,500.00	—	2,211	2
Currency Option USD vs COP	Put	CITI	05/21/24	3,500.00	—	2,325	10
Currency Option USD vs COP	Put	CITI	05/28/24	3,500.00	—	4,686	49
Currency Option USD vs ZAR	Put	CITI	05/16/24	17.00	—	1,114	3
Currency Option USD vs ZAR	Put	MSI	05/30/24	16.00	—	4,499	9
Currency Option USD vs ZAR	Put	CITI	06/25/24	15.00	—	5,298	10

Total Options Purchased (cost $225,311)							$102,797

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	05/08/24	4.28	—	EUR	4,596	$(47,601)
Currency Option USD vs BRL	Call	CITI	05/23/24	5.25	—		2,338	(16,690)
Currency Option USD vs MXN	Call	BOA	05/20/24	17.10	—		2,320	(29,103)

See Notes to Financial Statements.

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Call	BOA	05/21/24	17.35	—	2,325	$(17,561)
Currency Option USD vs MXN	Call	BOA	05/21/24	17.70	—	1,395	(5,229)
Currency Option USD vs TRY	Call	BOA	05/15/24	33.25	—	4,627	(19,145)
Currency Option USD vs BRL	Put	MSI	05/23/24	5.10	—	5,362	(17,090)
Currency Option USD vs CLP	Put	CITI	05/17/24	940.00	—	2,320	(8,769)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—	4,467	(20,634)
Currency Option USD vs COP	Put	MSI	05/06/24	4,100.00	—	4,354	(184,996)
Currency Option USD vs COP	Put	DB	05/15/24	3,865.00	—	2,211	(6,081)
Currency Option USD vs COP	Put	CITI	05/21/24	3,900.00	—	2,325	(15,791)
Currency Option USD vs COP	Put	CITI	05/28/24	3,950.00	—	2,343	(33,644)
Currency Option USD vs COP	Put	CITI	05/28/24	4,000.00	—	2,343	(52,401)
Currency Option USD vs ZAR	Put	MSI	05/30/24	19.50	—	4,499	(180,394)
Currency Option USD vs ZAR	Put	CITI	06/25/24	18.80	—	5,298	(103,609)

Total OTC Traded (premiums received $855,252)							$(758,738)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	33,930	$(8)

(premiums received $0)
Total Options Written (premiums received $855,252)								$(758,746)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
165	3 Month CME SOFR	Mar. 2025	$39,162,750	$(171,089)
165	3 Month CME SOFR	Jun. 2025	39,232,875	(188,239)
165	3 Month CME SOFR	Sep. 2025	39,303,000	(170,377)
5,795	2 Year U.S. Treasury Notes	Jun. 2024	1,174,392,969	(9,019,713)
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,315,188	(95,620)

				(9,645,038)

Short Positions:
205	5 Year Euro-Bobl	Jun. 2024	25,472,090	232,828
2,987	5 Year U.S. Treasury Notes	Jun. 2024	312,864,922	5,490,598
108	10 Year Euro-Bund	Jun. 2024	14,992,709	218,763
1,879	10 Year U.S. Treasury Notes	Jun. 2024	201,875,063	4,805,824
923	10 Year U.S. Ultra Treasury Notes	Jun. 2024	101,731,906	3,027,320
341	20 Year U.S. Treasury Bonds	Jun. 2024	38,810,063	1,282,398
248	Euro Schatz Index	Jun. 2024	27,819,001	111,810

				15,169,541

				$5,524,503

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	52,685	$10,537,369	$10,142,394	$—	$(394,975)
Expiring 06/04/24	DB	BRL	47,110	9,146,031	9,044,561	—	(101,470)
Chilean Peso,
Expiring 06/21/24	CITI	CLP	1,225,516	1,294,500	1,275,897	—	(18,603)
Expiring 06/21/24	CITI	CLP	1,219,937	1,294,500	1,270,087	—	(24,413)
Expiring 06/21/24	MSI	CLP	2,251,257	2,377,000	2,343,804	—	(33,196)
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	31,186	4,307,000	4,310,183	3,183	—
Colombian Peso,
Expiring 05/03/24	CITI	COP	8,851,950	2,241,000	2,255,191	14,191	—
Expiring 06/20/24	BNP	COP	6,748,103	1,703,920	1,706,671	2,751	—
Expiring 06/20/24	BOA	COP	8,588,284	2,180,000	2,172,073	—	(7,927)
Expiring 06/20/24	CITI	COP	20,233,215	5,080,148	5,117,207	37,059	—
Expiring 06/20/24	UAG	COP	10,430,029	2,646,000	2,637,871	—	(8,129)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/24	MSI	CZK	63,040	$2,684,000	$2,676,203	$—	$(7,797)
Euro,
Expiring 05/07/24	CITI	EUR	7,230	7,754,810	7,717,960	—	(36,850)
Expiring 07/19/24	HSBC	EUR	1,094	1,174,369	1,171,611	—	(2,758)
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	967,320	2,601,000	2,627,336	26,336	—
Expiring 07/19/24	JPM	HUF	911,465	2,476,000	2,475,629	—	(371)
Indian Rupee,
Expiring 06/20/24	BOA	INR	355,779	4,259,000	4,253,779	—	(5,221)
Expiring 06/20/24	BOA	INR	337,679	4,046,000	4,037,373	—	(8,627)
Expiring 06/20/24	HSBC	INR	372,957	4,458,000	4,459,166	1,166	—
Expiring 06/20/24	JPM	INR	352,595	4,244,119	4,215,711	—	(28,408)
Expiring 06/20/24	JPM	INR	335,012	4,011,000	4,005,488	—	(5,512)
Expiring 06/20/24	MSI	INR	346,034	4,147,000	4,137,265	—	(9,735)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	33,857,844	2,181,000	2,079,133	—	(101,867)
Expiring 06/20/24	MSI	IDR	235,446,000	15,161,502	14,458,200	—	(703,302)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	192,433	11,368,751	11,142,358	—	(226,393)
Expiring 06/20/24	BOA	MXN	48,479	2,865,000	2,807,059	—	(57,941)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	131,158	4,118,000	4,022,520	—	(95,480)
Expiring 06/20/24	BOA	TWD	123,459	3,872,000	3,786,380	—	(85,620)
Expiring 06/20/24	HSBC	TWD	117,656	3,705,000	3,608,415	—	(96,585)
Expiring 06/20/24	MSI	TWD	153,681	4,853,000	4,713,286	—	(139,714)
Expiring 06/20/24	MSI	TWD	141,141	4,420,000	4,328,675	—	(91,325)
Expiring 06/20/24	SCB	TWD	134,717	4,283,000	4,131,678	—	(151,322)
Peruvian Nuevo Sol,
Expiring 06/20/24	SCB	PEN	11,750	3,179,698	3,119,161	—	(60,537)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	546,965	9,873,900	9,459,511	—	(414,389)
Expiring 06/20/24	CITI	PHP	221,719	3,917,000	3,834,539	—	(82,461)
Expiring 06/20/24	CITI	PHP	110,428	1,928,867	1,909,797	—	(19,070)
Expiring 06/20/24	HSBC	PHP	110,560	1,936,133	1,912,079	—	(24,054)
Expiring 06/20/24	JPM	PHP	245,003	4,322,000	4,237,224	—	(84,776)
Expiring 06/20/24	MSI	PHP	642,089	11,602,095	11,104,643	—	(497,452)
Expiring 06/20/24	SCB	PHP	272,567	4,821,000	4,713,930	—	(107,070)
Expiring 06/20/24	SCB	PHP	199,278	3,599,000	3,446,432	—	(152,568)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	9,442	2,374,047	2,325,407	—	(48,640)
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	979	731,000	718,730	—	(12,270)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/20/24	BNP	ZAR	151,774	$8,049,081	$8,030,851	$—	$(18,230)
Expiring 06/20/24	CITI	ZAR	29,750	1,543,000	1,574,158	31,158	—
Expiring 06/20/24	GSI	ZAR	134,322	7,157,943	7,107,416	—	(50,527)
South Korean Won,
Expiring 06/20/24	BOA	KRW	2,921,846	2,208,000	2,113,421	—	(94,579)
Thai Baht,
Expiring 06/20/24	MSI	THB	80,671	2,227,000	2,185,560	—	(41,440)

				$210,959,783	$206,924,023	115,844	(4,151,604)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	5,575	$1,117,000	$1,073,231	$43,769	$—
Expiring 05/03/24	DB	BRL	47,110	9,170,690	9,069,163	101,527	—
British Pound,
Expiring 07/19/24	SCB	GBP	34,601	43,982,293	43,255,304	726,989	—
Chilean Peso,
Expiring 06/21/24	MSI	CLP	3,413,235	3,477,000	3,553,551	—	(76,551)
Expiring 06/21/24	MSI	CLP	1,120,245	1,147,000	1,166,297	—	(19,297)
Expiring 06/21/24	TD	CLP	4,040,050	4,259,410	4,206,134	53,276	—
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	37,326	5,154,000	5,158,844	—	(4,844)
Expiring 06/20/24	HSBC	CNH	28,793	3,978,540	3,979,475	—	(935)
Colombian Peso,
Expiring 05/03/24	DB	COP	8,851,950	2,241,000	2,255,191	—	(14,191)
Expiring 06/20/24	BNP	COP	13,954,161	3,567,000	3,529,164	37,836	—
Expiring 06/20/24	BOA	COP	9,724,751	2,511,000	2,459,499	51,501	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	217,631	9,219,862	9,239,026	—	(19,164)
Expiring 07/19/24	BARC	CZK	60,381	2,543,000	2,563,348	—	(20,348)
Expiring 07/19/24	CITI	CZK	93,356	3,949,659	3,963,217	—	(13,558)
Expiring 07/19/24	MSI	CZK	150,585	6,325,358	6,392,721	—	(67,363)
Euro,
Expiring 07/19/24	BNP	EUR	107,136	114,474,909	114,736,607	—	(261,698)
Expiring 07/19/24	BNP	EUR	3,838	4,120,852	4,110,122	10,730	—
Expiring 07/19/24	BOA	EUR	94,218	101,747,267	100,901,913	845,354	—
Expiring 07/19/24	HSBC	EUR	2,195	2,342,800	2,350,719	—	(7,919)
Expiring 07/19/24	HSBC	EUR	1,094	1,175,972	1,171,611	4,361	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/24	SSB	EUR	85,363	$93,096,774	$91,419,186	$1,677,588	$—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	1,356,489	3,641,482	3,684,356	—	(42,874)
Expiring 07/19/24	GSI	HUF	2,852,717	7,890,406	7,748,261	142,145	—
Expiring 07/19/24	GSI	HUF	1,356,489	3,639,138	3,684,357	—	(45,219)
Expiring 07/19/24	HSBC	HUF	755,416	2,072,756	2,051,784	20,972	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	332,443	3,999,000	3,974,767	24,233	—
Expiring 06/20/24	JPM	INR	324,853	3,907,000	3,884,025	22,975	—
Expiring 06/20/24	JPM	INR	318,910	3,817,000	3,812,969	4,031	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	17,450,721	1,102,000	1,071,609	30,391	—
Expiring 06/20/24	MSI	IDR	67,341,530	4,139,000	4,135,289	3,711	—
Mexican Peso,
Expiring 06/20/24	BOA	MXN	40,980	2,366,000	2,372,842	—	(6,842)
Expiring 06/20/24	GSI	MXN	54,592	3,249,000	3,160,990	88,010	—
Expiring 06/20/24	GSI	MXN	24,207	1,447,500	1,401,617	45,883	—
Expiring 06/20/24	JPM	MXN	24,293	1,447,500	1,406,623	40,877	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	148,037	4,541,000	4,540,164	836	—
Expiring 06/20/24	BOA	TWD	60,333	1,854,360	1,850,379	3,981	—
Expiring 06/20/24	GSI	TWD	583,593	18,701,320	17,898,344	802,976	—
Expiring 06/20/24	HSBC	TWD	105,629	3,245,640	3,239,568	6,072	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	7,447	1,967,517	1,976,884	—	(9,367)
Expiring 06/20/24	CITI	PEN	12,490	3,334,000	3,315,735	18,265	—
Expiring 06/20/24	CITI	PEN	12,116	3,291,249	3,216,487	74,762	—
Philippine Peso,
Expiring 06/20/24	BOA	PHP	215,161	3,718,000	3,721,108	—	(3,108)
Expiring 06/20/24	CITI	PHP	204,058	3,648,000	3,529,095	118,905	—
Expiring 06/20/24	HSBC	PHP	233,324	4,049,000	4,035,228	13,772	—
Expiring 06/20/24	SCB	PHP	222,052	3,855,000	3,840,288	14,712	—
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	5,577	4,143,000	4,095,402	47,598	—
Expiring 06/20/24	JPM	SGD	9,903	7,280,000	7,272,243	7,757	—
Expiring 06/20/24	MSI	SGD	7,883	5,919,849	5,788,736	131,113	—
Expiring 06/20/24	MSI	SGD	5,515	4,115,000	4,049,911	65,089	—
Expiring 06/20/24	SSB	SGD	6,437	4,778,000	4,726,844	51,156	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	2,887,571	2,203,210	2,088,629	114,581	—
Expiring 06/20/24	HSBC	KRW	5,712,989	4,269,000	4,132,301	136,699	—
Expiring 06/20/24	HSBC	KRW	4,743,255	3,528,000	3,430,876	97,124	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/20/24	HSBC	KRW	4,271,958	$3,088,000	$3,089,979	$—	$(1,979)
Expiring 06/20/24	MSI	KRW	3,741,928	2,771,000	2,706,599	64,401	—
Expiring 06/20/24	MSI	KRW	2,974,604	2,227,000	2,151,581	75,419	—
Thai Baht,
Expiring 06/20/24	CITI	THB	130,508	3,647,500	3,535,752	111,748	—
Expiring 06/20/24	GSI	THB	153,012	4,254,000	4,145,453	108,547	—
Expiring 06/20/24	JPM	THB	101,716	2,865,000	2,755,725	109,275	—
Expiring 06/20/24	MSI	THB	294,878	8,308,189	7,988,939	319,250	—

				$577,921,002	$572,066,062	6,470,197	(615,257)

						$6,586,041	$(4,766,861)

Cross currency exchange contracts outstanding at April 30, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/24	Buy	EUR	1,721	GBP	1,474	$630	$—	HSBC

Credit default swap agreements outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/24	0.500%(M)	17,536	*	$11,188	$(113)	$11,301	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)	3,700	$864,557	$856,543	$8,014	GSI
Gazprom PAO	06/20/24	1.000%(Q)	2,425	64,370	106,611	(42,241)	BARC
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	4,000	59,164	85,170	(26,006)	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	$(143,574)	$(96,121)	$(47,453)	GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(24,855)	(19,761)	(5,094)	BARC
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	265,973	459,888	(193,915)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	30,067	128,566	(98,499)	GSI
United Mexican States	12/20/24	1.000%(Q)		285	(1,859)	307	(2,166)	CITI
United Mexican States	12/20/24	1.000%(Q)		220	(1,435)	198	(1,633)	CITI

					$1,112,408	$1,521,401	$(408,993)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	5,000	0.171%	$11,622	$333	$11,289	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,760	0.394%	3,543	334	3,209	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	0.277%	37,787	(9,383)	47,170	DB
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.307%	362,530	298,408	64,122	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.223%	32,753	8,094	24,659	GSI
Hellenic Republic	06/20/24	1.000%(Q)	5,000	0.098%	12,136	6,322	5,814	BARC
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.194%	1,376	319	1,057	GSI
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	(54,107)	(106,625)	52,518	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	1.396%	(379)	(3,473)	3,094	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	1.396%	(293)	(2,650)	2,357	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.299%	49,941	16,086	33,855	GSI
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR 1,300	0.089%	718	(274)	992	BNP

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 5,000	0.153%	$4,869	$(7,525)	$12,394	BNP
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.421%	62,280	43,218	19,062	GSI

					$524,776	$243,184	$281,592

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR 10,500	3.10%(A)	JPM	09/27/29	$123,915	$—	$123,915

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/5.200%	$(22,982)	$38,611	$61,593
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/5.200%	(448,713)	1,319,812	1,768,525
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/5.200%	398,509	1,306,719	908,210
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/5.200%	(22,856)	140,856	163,712
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/5.200%	143,032	592,712	449,680
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/5.200%	(27,897)	169,169	197,066
	385,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/5.320%	—	(262,942)	(262,942)
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/5.320%	—	(489,637)	(489,637)
	292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/5.320%	—	(717,433)	(717,433)
	330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/5.320%	—	(3,170,616)	(3,170,616)
	131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/5.320%	—	1,207,043	1,207,043

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.320%	$3,854	$163,070	$159,216
6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/5.320%	2,946,494	3,206,113	259,619

				$2,969,441	$3,503,477	$534,036

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
10,400	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/3.770%	$20,881	$—	$20,881	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS+25bps(T)/5.580%	JPM	09/01/24	200,000	$(1,948,552)	$—	$(1,948,552)
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR+23bps(Q)/5.550%	BARC	04/02/25	419,222	(2,745,791)	—	(2,745,791)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR (T)/5.320%	BNP	06/20/24	(136,200)	(626,045)	—	(626,045)
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR-245bps(T)/2.870%	DB	09/21/24	29,000	245,253	—	245,253
Total Return Benchmark Bond Index(T)	1 Day USOIS-40bps(T)/4.930%	GSI	09/20/24	(9,591)	522,134	—	522,134

					$(4,553,001)	$—	$(4,553,001)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$2,010,397	$(245,925)	$1,213,090	$(5,737,395)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$17,721,094

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$52,145,481	$—
Collateralized Loan Obligations	—	744,688,315	—
Consumer Loans	—	30,488,635	—
Credit Cards	—	1,000,001	—
Home Equity Loans	—	10,057,311	—
Other	—	4,320,338	—
Residential Mortgage-Backed Securities	—	3,586,487	917,203
Student Loans	—	2,690,306	—
Commercial Mortgage-Backed Securities	—	396,454,231	—
Corporate Bonds	—	1,107,818,179	10,832,759
Floating Rate and Other Loans	—	37,802,159	3,381,295
Municipal Bonds	—	22,960,565	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities	$—	$109,040,588	$2,564,490
Sovereign Bonds	—	146,502,927	—
U.S. Government Agency Obligations	—	380,124,163	—
U.S. Treasury Obligations	—	755,286,624	—
Common Stocks	—	1,124,403	1,160,637
Preferred Stocks	118,900	—	483,701
Short-Term Investments
Affiliated Mutual Funds	185,740,342	—	—
Options Purchased	—	102,797	—

Total	$185,859,242	$3,806,193,510	$19,340,085

Liabilities
Options Written	$—	$(758,738)	$(8)

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$852	$—
Futures Contracts	15,169,541	—	—
OTC Forward Foreign Currency Exchange Contracts	—	6,586,041	—
OTC Cross Currency Exchange Contracts	—	630	—
OTC Credit Default Swap Agreements	—	1,863,686	11,188
OTC Currency Swap Agreement	—	123,915	—
Centrally Cleared Interest Rate Swap Agreements	—	5,174,664	—
OTC Interest Rate Swap Agreement	—	20,881	—
OTC Total Return Swap Agreements	—	767,387	—

Total	$15,169,541	$14,538,056	$11,188

Liabilities
Unfunded Loan Commitment	$—	$(268)	$—
Futures Contracts	(9,645,038)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,766,861)	—
OTC Credit Default Swap Agreements	—	(172,395)	(54,107)
Centrally Cleared Interest Rate Swap Agreements	—	(4,640,628)	—
OTC Total Return Swap Agreements	—	(5,320,388)	—

Total	$(9,645,038)	$(14,900,540)	$(54,107)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

U.S. Treasury Obligations	19.3%
Collateralized Loan Obligations	19.1
Commercial Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.7
Banks	8.6
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	4.8
Sovereign Bonds	3.7
Residential Mortgage-Backed Securities	3.0
Oil & Gas	2.0
Electric	1.8
Telecommunications	1.6
Diversified Financial Services	1.5
Automobiles	1.3
Pipelines	1.3
Media	1.1
Real Estate Investment Trusts (REITs)	1.0
Consumer Loans	0.8
Commercial Services	0.8
Aerospace & Defense	0.7
Healthcare-Services	0.6
Home Builders	0.6
Municipal Bonds	0.6
Pharmaceuticals	0.6
Auto Manufacturers	0.5
Retail	0.5
Foods	0.5
Leisure Time	0.4
Multi-National	0.4
Entertainment	0.4
Lodging	0.3
Engineering & Construction	0.3
Metal Fabricate/Hardware	0.3
Mining	0.3
Semiconductors	0.3
Home Equity Loans	0.3
Computers	0.3
Chemicals	0.2
Office/Business Equipment	0.2
Trucking & Leasing	0.2
Airlines	0.2

Building Materials	0.2%
Electrical Components & Equipment	0.2
Packaging & Containers	0.2
Miscellaneous Manufacturing	0.2
Biotechnology	0.2
Auto Parts & Equipment	0.1
Distribution/Wholesale	0.1
Internet	0.1
Real Estate	0.1
Other	0.1
Iron/Steel	0.1
Coal	0.1
Investment Companies	0.1
Shipbuilding	0.1
Machinery-Diversified	0.1
Gas	0.1
Transportation	0.1
Student Loans	0.1
Forest Products & Paper	0.1
Wireless Telecommunication Services	0.1
Insurance	0.0	*
Toys/Games/Hobbies	0.0	*
Software	0.0	*
Healthcare-Products	0.0	*
Credit Cards	0.0	*
Apparel	0.0	*
Agriculture	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Options Purchased	0.0	*
Electronics	0.0	*
Beverages	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$2,010,397		Premiums received for OTC swap agreements	$245,925
Credit contracts	—	—		Options written outstanding, at value	8
Credit contracts	Unrealized appreciation on OTC swap agreements	300,907		Unrealized depreciation on OTC swap agreements	417,007
Foreign exchange contracts	Unaffiliated investments	102,797		Options written outstanding, at value	758,738
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	630		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,586,041		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,766,861
Interest rate contracts	Due from/to broker-variation margin futures	15,169,541	*	Due from/to broker-variation margin futures	9,645,038	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,174,664	*	Due from/to broker-variation margin swaps	4,640,628	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	912,183		Unrealized depreciation on OTC swap agreements	5,320,388

		$30,257,160			$25,794,593

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(283,060)
Foreign exchange contracts	(906,803)	3,352,508	—	(2,591,265)	—
Interest rate contracts	—	—	(10,338,381)	—	(6,127,502)

Total	$(906,803)	$3,352,508	$(10,338,381)	$(2,591,265)	$(6,410,562)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$116	$—	$—	$(1,088,673)
Foreign exchange contracts	(13,108)	(176,379)	—	1,055,690	—
Interest rate contracts	—	—	(9,761,003)	—	661,890

Total	$(13,108)	$(176,263)	$(9,761,003)	$1,055,690	$(426,783)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 172,256
Options Written (2)	102,981,830
Futures Contracts - Long Positions (2)	1,269,388,732
Futures Contracts - Short Positions (2)	787,314,947
Forward Foreign Currency Exchange Contracts - Purchased (3)	175,829,621
Forward Foreign Currency Exchange Contracts - Sold (3)	529,904,612
Cross Currency Exchange Contracts (4)	1,835,807
Interest Rate Swap Agreements (2)	1,501,472,709
Credit Default Swap Agreements - Buy Protection (2)	279,123,757
Credit Default Swap Agreements - Sell Protection (2)	254,124,679
Currency Swap Agreements (2)	7,595,683

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$ 735,475,612

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$34,917,845	$(34,917,845)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$663,805	$(3,173,201)	$(2,509,396)	$2,270,885	$(238,511)
BNP	64,703	(926,042)	(861,339)	861,339	—
BOA	1,006,647	(871,268)	135,379	—	135,379
CITI	674,094	(1,249,989)	(575,895)	468,599	(107,296)
DB	394,013	(178,726)	215,287	(215,287)	—
GSI	3,238,164	(337,940)	2,900,224	(2,700,000)	200,224
HSBC	283,979	(134,230)	149,749	(130,000)	19,749
JPM	353,944	(2,067,619)	(1,713,675)	1,509,312	(204,363)
MSI	709,885	(2,090,286)	(1,380,401)	1,380,401	—
SCB	741,701	(471,497)	270,204	(270,204)	—
SSB	1,728,744	—	1,728,744	(1,491,801)	236,943
TD	53,276	—	53,276	(956)	52,320
UAG	—	(8,129)	(8,129)	—	(8,129)

	$9,912,955	$(11,508,927)	$(1,595,972)	$1,682,288	$86,316

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 87

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $34,917,845:
Unaffiliated investments (cost $3,970,339,947)	$3,825,652,495
Affiliated investments (cost $185,727,165)	185,740,342
Foreign currency, at value (cost $653,466)	662,408
Dividends and interest receivable	28,939,893
Receivable for investments sold	27,696,243
Receivable for Fund shares sold	24,899,091
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,586,041
Premiums paid for OTC swap agreements	2,010,397
Due from broker—variation margin futures	1,339,325
Unrealized appreciation on OTC swap agreements	1,213,090
Unrealized appreciation on unfunded loan commitment	852
Unrealized appreciation on OTC cross currency exchange contracts	630
Prepaid expenses	5,094

Total Assets	4,104,745,901

Liabilities
Payable for investments purchased	130,330,547
Payable to broker for collateral for securities on loan	35,798,364
Payable for Fund shares purchased	20,241,633
Unrealized depreciation on OTC swap agreements	5,737,395
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,766,861
Due to Custodian	1,925,439
Management fee payable	899,385
Options written outstanding, at value (premiums received $855,252)	758,746
Accrued expenses and other liabilities	530,266
Dividends payable	448,031
Premiums received for OTC swap agreements	245,925
Due to broker—variation margin swaps	216,775
Distribution fee payable	103,243
Affiliated transfer agent fee payable	8,188
Unrealized depreciation on unfunded loan commitments	268

Total Liabilities	202,011,066

Net Assets	$3,902,734,835

Net assets were comprised of:
Common stock, at par	$447,073
Paid-in capital in excess of par	4,221,485,222
Total distributable earnings (loss)	(319,197,460)

Net assets, April 30, 2024	$3,902,734,835

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($382,472,670 ÷ 43,901,771 shares of common stock issued and outstanding)	$8.71
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$8.91

Class C

Net asset value, offering price and redemption price per share,
($32,855,417 ÷ 3,768,926 shares of common stock issued and outstanding)	$8.72

Class Z

Net asset value, offering price and redemption price per share,
($1,927,718,697 ÷ 220,466,848 shares of common stock issued and outstanding)	$8.74

Class R6

Net asset value, offering price and redemption price per share,
($1,559,688,051 ÷ 178,935,449 shares of common stock issued and outstanding)	$8.72

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 89

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Interest income	$93,353,457
Affiliated dividend income	2,149,334
Affiliated income from securities lending, net	67,510
Unaffiliated dividend income	60,845

Total income	95,631,146

Expenses
Management fee	5,495,895
Distribution fee(a)	552,164
Transfer agent’s fees and expenses (including affiliated expense of $25,964)(a)	876,703
Registration fees(a)	129,662
Shareholders’ reports	105,475
Custodian and accounting fees	92,827
Audit fee	34,674
Professional fees	29,131
Directors’ fees	27,085
Miscellaneous	35,435

Total expenses	7,379,051
Less: Fee waiver and/or expense reimbursement(a)	(630,498)

Net expenses	6,748,553

Net investment income (loss)	88,882,593

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $25,180)	(8,240,423)
Futures transactions	(10,338,381)
Forward and cross currency contract transactions	(2,591,265)
Options written transactions	3,352,508
Swap agreement transactions	(6,410,562)
Foreign currency transactions	(3,292,566)

(27,520,689)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,712))	87,313,615
Futures	(9,761,003)
Forward and cross currency contracts	1,055,690
Options written	(176,263)
Swap agreements	(426,783)
Foreign currencies	(437,233)
Unfunded loan commitments	5,102

77,573,125

Net gain (loss) on investment and foreign currency transactions	50,052,436

Net Increase (Decrease) In Net Assets Resulting From Operations	$138,935,029

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	407,567	144,597	—	—
Transfer agent’s fees and expenses	73,602	11,398	765,323	26,380
Registration fees	28,913	12,556	47,206	40,987
Fee waiver and/or expense reimbursement	(31,236)	(2,770)	(391,537)	(204,955)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 91

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$88,882,593	$136,654,480
Net realized gain (loss) on investment and foreign currency transactions	(27,520,689)	(84,650,070)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,573,125	109,383,783

Net increase (decrease) in net assets resulting from operations	138,935,029	161,388,193

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,981,667)	(12,072,181)
Class C	(587,719)	(998,475)
Class Z	(42,391,710)	(65,427,690)
Class R6	(37,728,400)	(70,800,242)

	(88,689,496)	(149,298,588)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,470,928,388	1,516,499,192
Net asset value of shares issued in reinvestment of dividends and distributions	85,773,166	146,595,635
Cost of shares purchased	(767,379,620)	(1,703,085,433)

Net increase (decrease) in net assets from Fund share transactions	789,321,934	(39,990,606)

Total increase (decrease)	839,567,467	(27,901,001)

Net Assets:

Beginning of period	3,063,167,368	3,091,068,369

End of period	$3,902,734,835	$3,063,167,368

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.57		$8.53	$9.45	$9.51	$9.72	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.37	0.20	0.17	0.22	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.08	(0.85)	(0.01)	(0.01)	0.28
Total from investment operations	0.36		0.45	(0.65)	0.16	0.21	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.41)	(0.27)	(0.22)	(0.28)	(0.34)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Distributions from net realized gains	-		-	-	-	(0.12)	-
Total dividends and distributions	(0.22)		(0.41)	(0.27)	(0.22)	(0.42)	(0.34)
Net asset value, end of period	$8.71		$8.57	$8.53	$9.45	$9.51	$9.72
Total Return(b):	4.17%		5.32%	(6.98)%	1.73%	2.22%	6.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$382,473		$271,456	$246,197	$268,235	$207,475	$125,539
Average net assets (000)	$327,845		$257,907	$258,305	$253,168	$171,581	$89,724
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.65%	0.65%	0.65%	0.67%	0.77%
Expenses before waivers and/or expense reimbursement	0.65	%(d)	0.67%	0.67%	0.67%	0.71%	0.82%
Net investment income (loss)	4.91	%(d)	4.33%	2.23%	1.76%	2.32%	2.86%
Portfolio turnover rate(e)	30%		48%	33%	49%	40%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 93

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.57		$8.54	$9.46	$9.52	$9.73	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30	0.12	0.09	0.14	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.06	(0.85)	- (b)	(0.01)	0.29
Total from investment operations	0.33		0.36	(0.73)	0.09	0.13	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.19)	(0.15)	(0.20)	(0.26)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Distributions from net realized gains	-		-	-	-	(0.12)	-
Total dividends and distributions	(0.18)		(0.33)	(0.19)	(0.15)	(0.34)	(0.26)
Net asset value, end of period	$8.72		$8.57	$8.54	$9.46	$9.52	$9.73
Total Return(c):	3.85%		4.30%	(7.77)%	0.91%	1.34%	5.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,855		$25,175	$24,563	$34,006	$33,364	$27,197
Average net assets (000)	$29,078		$25,880	$28,904	$35,068	$31,505	$22,711
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49	%(e)	1.51%	1.50%	1.47%	1.55%	1.60%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.53%	1.52%	1.49%	1.59%	1.68%
Net investment income (loss)	4.08	%(e)	3.47%	1.34%	0.96%	1.47%	2.05%
Portfolio turnover rate(f)	30%		48%	33%	49%	40%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.60		$8.56	$9.49	$9.55	$9.76	$9.53
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.39	0.22	0.19	0.25	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		0.08	(0.86)	- (b)	(0.01)	0.30
Total from investment operations	0.37		0.47	(0.64)	0.19	0.24	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.29)	(0.25)	(0.31)	(0.37)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Distributions from net realized gains	-		-	-	-	(0.12)	-
Total dividends and distributions	(0.23)		(0.43)	(0.29)	(0.25)	(0.45)	(0.37)
Net asset value, end of period	$8.74		$8.60	$8.56	$9.49	$9.55	$9.76
Total Return(c):	4.29%		5.58%	(6.81)%	2.00%	2.50%	6.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,927,719		$1,407,587	$1,368,302	$1,633,850	$1,214,725	$737,632
Average net assets (000)	$1,652,797		$1,313,260	$1,499,104	$1,435,782	$960,154	$552,598
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.39%	0.39%	0.40%	0.50%
Expenses before waivers and/or expense reimbursement	0.44	%(e)	0.46%	0.47%	0.46%	0.48%	0.56%
Net investment income (loss)	5.18	%(e)	4.58%	2.47%	2.02%	2.59%	3.14%
Portfolio turnover rate(f)	30%		48%	33%	49%	40%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 95

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.57		$8.54	$9.46	$9.52	$9.73	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.40	0.23	0.20	0.26	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.06	(0.85)	- (b)	(0.02)	0.30
Total from investment operations	0.38		0.46	(0.62)	0.20	0.24	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.30)	(0.26)	(0.31)	(0.38)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Distributions from net realized gains	-		-	-	-	(0.12)	-
Total dividends and distributions	(0.23)		(0.43)	(0.30)	(0.26)	(0.45)	(0.38)
Net asset value, end of period	$8.72		$8.57	$8.54	$9.46	$9.52	$9.73
Total Return(c):	4.45%		5.54%	(6.67)%	2.07%	2.57%	6.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,559,688		$1,358,949	$1,452,006	$1,306,914	$838,198	$747,059
Average net assets (000)	$1,444,087		$1,387,391	$1,426,498	$1,054,215	$786,082	$682,527
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.32%	0.33%	0.39%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.35%	0.35%	0.38%	0.45%
Net investment income (loss)	5.26	%(e)	4.64%	2.59%	2.07%	2.71%	3.26%
Portfolio turnover rate(f)	30%		48%	33%	49%	40%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Short Duration Multi-Sector Bond Fund 97

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Short Duration Multi-Sector Bond Fund 99

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

PGIM Short Duration Multi-Sector Bond Fund 101

Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

PGIM Short Duration Multi-Sector Bond Fund 103

Notes to Financial Statements (unaudited) (continued)

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

PGIM Short Duration Multi-Sector Bond Fund 105

Notes to Financial Statements (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in

PGIM Short Duration Multi-Sector Bond Fund 107

Notes to Financial Statements (unaudited) (continued)

excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $5 billion;	0.32%

0.31% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.85%

C	1.60

Z	0.39

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$397,724	$17,485

C	—	1,152

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Short Duration Multi-Sector Bond Fund 109

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$1,290,631,614	$974,014,804

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$121,291,774	$715,775,075	$687,301,327	$ —	$ —	$149,765,522	149,765,522	$2,149,334

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
67,162,347	93,135,982	124,331,977	(16,712)	25,180	35,974,820	35,992,817	67,510	(2)
$188,454,121	$808,911,057	$811,633,304	$(16,712)	$25,180	$185,740,342		$2,216,844

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$4,158,306,924	$44,362,354	$(186,916,087)	$(142,553,733)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$117,705,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

PGIM Short Duration Multi-Sector Bond Fund 111

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. Effective May 1, 2023, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 3,325,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	250,000,000

C	50,000,000

Z	1,500,000,000

T	25,000,000

R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	86.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	22,737,706	$198,627,299

Shares issued in reinvestment of dividends and distributions	895,493	7,833,831

Shares purchased	(10,907,035)	(95,257,290)

Net increase (decrease) in shares outstanding before conversion	12,726,164	111,203,840

Shares issued upon conversion from other share class(es)	375,252	3,276,309

Shares purchased upon conversion into other share class(es)	(893,119)	(7,817,819)

Net increase (decrease) in shares outstanding	12,208,297	$106,662,330

Year ended October 31, 2023:

Shares sold	15,174,737	$130,211,603

Shares issued in reinvestment of dividends and distributions	1,393,978	11,948,245

Shares purchased	(13,917,760)	(119,422,478)

Net increase (decrease) in shares outstanding before conversion	2,650,955	22,737,370

Shares issued upon conversion from other share class(es)	550,563	4,725,403

Shares purchased upon conversion into other share class(es)	(364,526)	(3,126,001)

Net increase (decrease) in shares outstanding	2,836,992	$24,336,772

Class C

Six months ended April 30, 2024:

Shares sold	1,262,988	$11,031,232

Shares issued in reinvestment of dividends and distributions	66,221	579,689

Shares purchased	(397,660)	(3,467,663)

Net increase (decrease) in shares outstanding before conversion	931,549	8,143,258

Shares purchased upon conversion into other share class(es)	(100,184)	(876,040)

Net increase (decrease) in shares outstanding	831,365	$7,267,218

Year ended October 31, 2023:

Shares sold	1,180,989	$10,143,895

Shares issued in reinvestment of dividends and distributions	113,894	976,894

Shares purchased	(1,030,728)	(8,845,282)

Net increase (decrease) in shares outstanding before conversion	264,155	2,275,507

Shares purchased upon conversion into other share class(es)	(204,085)	(1,752,338)

Net increase (decrease) in shares outstanding	60,070	$523,169

PGIM Short Duration Multi-Sector Bond Fund 113

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2024:

Shares sold	97,884,439	$857,734,156

Shares issued in reinvestment of dividends and distributions	4,623,132	40,582,135

Shares purchased	(46,191,079)	(404,490,003)

Net increase (decrease) in shares outstanding before conversion	56,316,492	493,826,288

Shares issued upon conversion from other share class(es)	761,296	6,689,644

Shares purchased upon conversion into other share class(es)	(355,629)	(3,114,753)

Net increase (decrease) in shares outstanding	56,722,159	$497,401,179

Year ended October 31, 2023:

Shares sold	106,090,422	$913,767,849

Shares issued in reinvestment of dividends and distributions	7,373,111	63,447,353

Shares purchased	(106,838,441)	(919,861,470)

Net increase (decrease) in shares outstanding before conversion	6,625,092	57,353,732

Shares issued upon conversion from other share class(es)	562,213	4,842,586

Shares purchased upon conversion into other share class(es)	(3,237,868)	(27,893,843)

Net increase (decrease) in shares outstanding	3,949,437	$34,302,475

Class R6

Six months ended April 30, 2024:

Shares sold	46,176,881	$403,535,701

Shares issued in reinvestment of dividends and distributions	4,201,488	36,777,511

Shares purchased	(30,238,061)	(264,164,664)

Net increase (decrease) in shares outstanding before conversion	20,140,308	176,148,548

Shares issued upon conversion from other share class(es)	308,522	2,694,350

Shares purchased upon conversion into other share class(es)	(97,401)	(851,691)

Net increase (decrease) in shares outstanding	20,351,429	$177,991,207

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	53,866,211	$462,375,845

Shares issued in reinvestment of dividends and distributions	8,186,646	70,223,143

Shares purchased	(76,270,446)	(654,956,203)

Net increase (decrease) in shares outstanding before conversion	(14,217,589)	(122,357,215)

Shares issued upon conversion from other share class(es)	2,944,199	25,295,981

Shares purchased upon conversion into other share class(es)	(243,333)	(2,091,788)

Net increase (decrease) in shares outstanding	(11,516,723)	$(99,153,022)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Short Duration Multi-Sector Bond Fund 115

Notes to Financial Statements (unaudited) (continued)

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through

PGIM Short Duration Multi-Sector Bond Fund 117

Notes to Financial Statements (unaudited) (continued)

standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

PGIM Short Duration Multi-Sector Bond Fund 119

Notes to Financial Statements (unaudited) (continued)

willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

PGIM Short Duration Multi-Sector Bond Fund 121

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street		(800) 225-1852		pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX

CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

PGIM ESG TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM ESG Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG Total Return Bond Fund

June 14, 2024

PGIM ESG Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	6.35	-2.54	-5.70 (9/30/2021)

Class C	5.95	-0.99	-5.21 (9/30/2021)

Class Z	6.49	1.00	-4.24 (9/30/2021)

Class R6	6.54	1.10	-4.13 (9/30/2021)

Bloomberg US Aggregate Bond Index

	4.97	-1.47	-4.50

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG Total Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	41.9

AA	13.3

A	13.4

BBB	17.2

BB	7.2

B	3.6

CCC	1.4

Not Rated	0.2

Cash/Cash Equivalents	1.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.18	5.12	-5.38

Class C	0.15	4.53	-32.38

Class Z	0.19	5.56	2.74

Class R6	0.19	5.67	4.70

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG Total Return Bond Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG Total Return Bond Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,063.50	0.78%	$4.00
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

Class C	Actual	$1,000.00	$1,059.50	1.53%	$7.83
	Hypothetical	$1,000.00	$1,017.26	1.53%	$7.67

Class Z	Actual	$1,000.00	$1,064.90	0.51%	$2.62
	Hypothetical	$1,000.00	$1,022.33	0.51%	$2.56

Class R6	Actual	$1,000.00	$1,065.40	0.41%	$2.11
	Hypothetical	$1,000.00	$1,022.82	0.41%	$2.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.6%

ASSET-BACKED SECURITIES 19.4%

Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%		08/21/28		100	$94,668
Series 2024-01A, Class A, 144A	5.360		06/20/30		100	98,338

						193,006

Collateralized Loan Obligations 17.8%
Anchorage Capital Europe CLO DAC (Ireland),
Series 01A, Class A2R, 144A	1.000		01/15/31	EUR	433	442,828
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.816	(c)	10/20/34		250	249,816
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.436	(c)	10/20/34		250	250,155
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.596	(c)	10/20/31		238	238,595
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651	(c)	05/17/31		456	455,991
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.540	(c)	10/15/30		139	138,763
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756	(c)	07/20/34		535	534,797
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666	(c)	04/20/31		250	250,294
CVC Cordatus Loan Fund DAC (Ireland),
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.182	(c)	04/25/36	EUR	250	267,957
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.186	(c)	04/15/31	EUR	250	261,647
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.529	(c)	07/18/30		266	266,163

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.818	%(c)	10/23/34	250	$250,004
Series 2019-10A, Class BR, 144A, 3 Month SOFR + 2.162% (Cap N/A, Floor 1.900%)	7.488	(c)	10/23/34	250	250,062
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.440	(c)	10/15/34	250	250,848

					4,107,920

Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950		06/16/36	100	86,489
Series 2023-01A, Class D, 144A	7.490		06/14/38	100	100,651

					187,140

TOTAL ASSET-BACKED SECURITIES
(cost $4,550,054)					4,488,066

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
BANK,
Series 2020-BN25, Class A4	2.399		01/15/63	600	510,397
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	500	474,271
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2	2.320		03/15/53	600	495,213
FHLMC Multifamily Structured Pass-Through Certificates,
Series K57, Class X1, IO	1.293	(cc)	07/25/26	5,433	103,205
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164		05/10/50	286	265,419
Morgan Stanley Capital I Trust,
Series 2021-L07, Class A4	2.322		10/15/54	500	397,826

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,671,202)					2,246,331

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 48.1%

Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875%		04/15/27	123	$122,079

Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750		10/20/28	95	92,031
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125		06/15/27	55	54,229

					146,260

Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250		02/12/32	25	20,150
Sr. Unsec’d. Notes	4.750		01/15/43	185	145,929
General Motors Co.,
Sr. Unsec’d. Notes	6.250		10/02/43	60	58,420

					224,499

Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000		11/17/28	25	23,418

Banks 11.7%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.202	(ff)	04/25/29	130	128,036
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30	310	275,284
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323	(ff)	01/13/27	200	185,382
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666	(ff)	01/29/31	270	229,225
Sub. Notes	6.174	(ff)	05/25/34	15	14,904
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339	(ff)	07/27/29	20	20,228
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	300	284,523
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208	(ff)	08/21/29	10	10,042
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600	(ff)	02/01/25(oo)	125	123,428
Sr. Unsec’d. Notes	2.739	(ff)	10/15/30	320	277,355

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes	6.401	%(ff)	03/06/35	10	$9,828
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077	(ff)	04/07/31	200	181,500
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.778	(ff)	07/06/29	200	200,569
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.699	(ff)	01/22/31	380	325,193
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582	(ff)	06/12/29	40	39,819
Sr. Unsec’d. Notes	5.676	(ff)	01/22/35	5	4,899
Sr. Unsec’d. Notes	5.812	(ff)	06/12/26	45	45,005
Sr. Unsec’d. Notes	6.875	(ff)	10/20/34	10	10,620
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488	(ff)	12/14/26	200	185,668
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435	(ff)	01/24/30	40	39,162
Sr. Unsec’d. Notes, MTN	5.867	(ff)	06/08/34	35	34,351
Sr. Unsec’d. Notes, MTN	7.161	(ff)	10/30/29	10	10,467
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836	(ff)	06/12/34	70	69,133

					2,704,621

Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600		03/02/43	80	77,166

Building Materials 0.9%
Owens Corning,
Sr. Unsec’d. Notes	3.950		08/15/29	220	204,645

Chemicals 0.1%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		09/01/31	25	20,768

Commercial Services 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625		06/01/28	200	179,694
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625		10/01/27	25	23,491

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200%	11/01/46	75	$59,325
Gtd. Notes, 144A	4.900	05/01/33	20	18,989
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	70,686
Unsec’d. Notes	3.959	07/01/38	50	43,995
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	100	81,471
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	54	50,991
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	50	50,000

				578,642

Computers 1.0%
CA Magnum Holdings (India),
Sr. Sec’d. Notes	5.375	10/31/26	200	189,200
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	23,185
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	28,697

				241,082

Diversified Financial Services 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,305
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	20	21,521
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	60	56,432
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	22,014
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875	12/15/29	15	15,311

				135,583

Electric 3.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	70	67,413

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.200%	04/15/25	115	$112,145
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	197,688
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	4.300	05/15/28	115	110,644
PECO Energy Co.,
First Mortgage	4.900	06/15/33	135	130,265
Public Service Electric & Gas Co.,
First Mortgage	5.200	08/01/33	80	78,393

				696,548

Electronics 0.1%
Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,266

Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	186,188

Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	15	12,026
Gtd. Notes	5.141	03/15/52	15	11,483

				23,509

Environmental Control 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	10	10,056

Foods 0.2%
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32	25	21,658
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32	20	19,755

				41,413

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	20	$19,422

Healthcare-Products 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/01/29	25	24,837
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	5.086	08/10/33	90	87,877

				112,714

Healthcare-Services 3.5%
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	230	187,897
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	115	111,492
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B	4.178	08/01/48	100	75,580
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	110	109,520
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	100	68,958
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	30	26,496
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	25	22,239
Sutter Health,
Unsec’d. Notes	5.164	08/15/33	19	18,558
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	45,442
Texas Health Resources,
Sr. Unsec’d. Notes	2.328	11/15/50	100	56,637
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	90	82,036

				804,855

Home Builders 1.1%
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	110	108,741

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	3.950%	02/15/30	60	$52,008
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	105	97,772

				258,521

Housewares 0.3%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	85	71,521

Insurance 1.0%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	4.400	04/05/52	40	30,696
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	30	27,188
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	50	48,042
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	118,431

				224,357

Iron/Steel 0.3%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.250	01/15/31	90	78,170

Lodging 0.1%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	10	10,052
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	10	9,735

				19,787

Machinery-Diversified 0.1%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	25	24,832

Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	36,243

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	06/01/33	215	$161,699
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	100	99,519
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	45	35,335
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,069
Gtd. Notes	7.375	07/01/28	25	11,158
Gtd. Notes	7.750	07/01/26	55	34,588
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	25,213
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	15	15,011

				428,835

Oil & Gas 3.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	165,945
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	207,290
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	95,643
Gtd. Notes	4.893	09/11/33	40	38,445
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	30	29,422
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A	6.450	03/05/34	200	199,100

				735,845

Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	45	44,964

Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	55	44,915
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	50	46,857
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	25	10,813

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	25	$10,625
Gtd. Notes, 144A	5.250	02/15/31	165	69,906
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	85	83,150
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.100	02/09/64	40	37,191
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	60	42,377

				345,834

Pipelines 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	70,240
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	90	69,153
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	60	57,388

				196,781

Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	188,556

Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	05/15/36	50	46,955
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	30	27,828
Sr. Unsec’d. Notes	5.800	11/15/28	35	35,248
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	115	110,802
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	140	101,373
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	20,300
Sun Communities Operating LP,
Gtd. Notes	4.200	04/15/32	70	61,341

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes	3.100%	01/15/30		125	$109,855
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.000	04/15/30		110	101,369

					615,071

Retail 0.8%
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	109,403
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		15	14,490
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	53,203

					177,096

Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	69,917
Microchip Technology, Inc.,
Gtd. Notes	5.050	03/15/29		50	49,151

					119,068

Software 0.6%
Autodesk, Inc.,
Sr. Unsec’d. Notes	2.400	12/15/31		90	72,668
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		60	59,619
Oracle Corp.,
Sr. Unsec’d. Notes	5.550	02/06/53		15	13,767

					146,054

Telecommunications 4.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	5.400	02/15/34		160	156,500
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	100	106,720
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34		65	63,185

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875%	02/20/25	GBP	100	$113,709
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		155	131,968
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.500	09/18/30		375	298,374
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	103,492

					973,948

Transportation 0.1%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		25	24,001

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	39,997

TOTAL CORPORATE BONDS (cost $12,458,898)					11,111,972

MUNICIPAL BONDS 1.3%

Indiana 0.3%
Indiana Finance Authority,
Taxable, Revenue Bonds	3.051	01/01/51		80	56,037

Michigan 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122		25	18,249
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122		40	31,680

					49,929

Minnesota 0.1%
University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52		25	20,403

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229%		05/15/50	100	$70,449

Virginia 0.4%

University of Virginia, Taxable, Revenue Bonds, Series A	3.227		09/01/2119	165	94,694

TOTAL MUNICIPAL BONDS (cost $444,670)					291,512

RESIDENTIAL MORTGAGE-BACKED SECURITY 1.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,379)	7.430	(c)	09/25/41	250	250,470

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.6%

Federal Home Loan Mortgage Corp.	2.500		05/01/51	119	94,858
Federal Home Loan Mortgage Corp.	3.000		01/01/52	217	181,031
Federal Home Loan Mortgage Corp.	5.000		06/01/52	94	88,827
Federal Home Loan Mortgage Corp.	5.000		09/01/52	567	537,290
Federal Home Loan Mortgage Corp.	5.500		07/01/52	155	150,714
Federal Home Loan Mortgage Corp.	5.500		11/01/52	245	238,245
Federal National Mortgage Assoc.	2.000		11/01/50	489	372,347
Federal National Mortgage Assoc.	2.500		10/01/50	238	189,856
Federal National Mortgage Assoc.	3.000		02/01/52	244	201,561
Federal National Mortgage Assoc.	3.000		03/01/52	218	180,127
Federal National Mortgage Assoc.	3.500		04/01/52	218	188,327
Federal National Mortgage Assoc.	4.000		04/01/52	210	188,258
Federal National Mortgage Assoc.	4.500		06/01/52	597	550,336
Federal National Mortgage Assoc.	5.500		11/01/52	101	98,087
Federal National Mortgage Assoc.	6.000		11/01/52	53	52,923
Federal National Mortgage Assoc.	6.000		12/01/52	103	102,121
Government National Mortgage Assoc.	3.000		08/20/51	257	218,662
Government National Mortgage Assoc.	3.500		12/20/51	217	191,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,061,281)					3,825,223

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds(k)	1.750		08/15/41	375	238,008

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)

U.S. Treasury Strips Coupon	2.155	%(s)	05/15/43	440	$167,647
U.S. Treasury Strips Coupon	4.920	(s)	08/15/48	10	3,010
U.S. Treasury Strips Coupon	5.050	(s)	02/15/42	360	146,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $779,576)					554,718

TOTAL LONG-TERM INVESTMENTS (cost $25,216,060)					22,768,292

				Shares

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $394,981)(wb)				394,981	394,981

TOTAL INVESTMENTS 100.3% (cost $25,611,041)					23,163,273
Liabilities in excess of other assets(z) (0.3)%					(63,345)

NET ASSETS 100.0%					$23,099,928

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

See Notes to Financial Statements.

22

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $237,344)	5.000%	TBA	06/13/24	$(250)	$(236,867)

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Month CME SOFR	Jun. 2024	$236,638	$173
1	3 Month CME SOFR	Sep. 2024	236,725	(177)
21	2 Year U.S. Treasury Notes	Jun. 2024	4,255,781	(39,173)
2	10 Year U.S. Treasury Notes	Jun. 2024	214,875	(953)
10	20 Year U.S. Treasury Bonds	Jun. 2024	1,138,125	(46,674)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	119,563	(8,876)

				(95,680)

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	5 Year Euro-Bobl	Jun. 2024	$124,254	$1,429
1	Euro Schatz Index	Jun. 2024	112,173	554

				1,983

				$(93,697)

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	CITI	GBP	214	$266,219	$267,431	$1,212	$—
Euro,
Expiring 05/02/24	CITI	EUR	38	40,059	40,135	76	—
Expiring 05/02/24	SSB	EUR	1,072	1,146,601	1,144,599	—	(2,002)

				$1,452,879	$1,452,165	1,288	(2,002)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	MSI	GBP	214	$269,772	$267,430	$2,342	$—
Expiring 06/04/24	CITI	GBP	214	266,263	267,477	—	(1,214)
Euro,
Expiring 05/02/24	SSB	EUR	1,110	1,202,407	1,184,734	17,673	—
Expiring 06/04/24	SSB	EUR	1,072	1,148,113	1,146,127	1,986	—

				$2,886,555	$2,865,768	22,001	(1,214)

						$23,289	$(3,216)

See Notes to Financial Statements.

24

Credit default swap agreements outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	290	$(6,182)	$(6,439)	$(257)
CDX.NA.IG.42.V1	06/20/34	1.000%(Q)	963	(4,728)	(4,586)	142

				$(10,910)	$(11,025)	$(115)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP 310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(4,295)	$42,806	$47,101
2,385	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	(1,628)	(1,628)
1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(3,140)	(3,140)
1,060	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	9,704	9,704
160	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	30	1,253	1,223
40	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	18,259	19,868	1,609

				$13,994	$68,863	$54,869

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(393)	$21,391	$—	$21,391
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	490	(23,998)	—	(23,998)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/21/24	845	(30,387)	—	(30,387)

					$(32,994)	$—	$(32,994)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of April 30, 2024, termination date 09/20/2024:

See Notes to Financial Statements.

26

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$29,648,596	7.21%
Wells Fargo & Co.	34,230,900	24,320,318	5.91%
Morgan Stanley	27,871,800	20,198,359	4.91%
Goldman Sachs Group, Inc.	28,954,200	19,987,955	4.86%
Citigroup, Inc.	26,654,100	18,571,052	4.51%
AT&T, Inc.	24,354,000	16,142,872	3.92%
Verizon Communications, Inc.	20,024,400	14,039,592	3.41%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	13,781,028	3.35%
Comcast Corp.	19,889,100	12,303,681	2.99%
Oracle Corp.	15,559,500	11,178,509	2.72%
Apple, Inc.	16,236,000	10,120,648	2.46%
Abbvie, Inc.	10,282,800	8,590,405	2.09%
CVS Health Corp.	9,200,400	7,013,571	1.71%
Microsoft Corp.	10,553,400	6,980,474	1.70%
Amazon.com, Inc.	10,147,500	6,925,541	1.68%
UnitedHealth Group, Inc.	8,523,900	5,856,881	1.42%
Visa, Inc.	9,335,700	5,105,602	1.24%
Broadcom, Inc.	6,629,700	4,806,152	1.17%
The Walt Disney Co.	6,494,400	4,776,801	1.16%
Shell International Finance BV	6,900,300	4,695,272	1.14%
T-Mobile USA, Inc.	7,035,600	4,655,268	1.13%
Intel Corp.	7,441,500	4,620,437	1.12%
Telefonica Emisiones, S.A.U.	5,412,000	4,531,384	1.10%
Home Depot, Inc.	7,982,700	4,478,407	1.09%
ExxonMobil Corp.	6,223,800	4,410,832	1.07%
Amgen, Inc.	6,765,000	4,333,801	1.05%
General Motors Co.	4,870,800	4,275,294	1.04%
Pfizer, Inc.	6,494,400	4,126,053	1.00%
B.A.T. Capital Corp.	5,547,300	3,890,677	0.95%
Pacific Gas & Electric Co.	4,600,200	3,819,330	0.93%
Bristol-Myers Squibb Co.	6,494,400	3,816,731	0.93%
Cigna Corp.	5,547,300	3,701,932	0.90%
Enterprise Products Operating LLC	5,412,000	3,613,798	0.88%
Altria Group, Inc.	5,412,000	3,604,744	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,595,310	0.87%
Raytheon Technologies Corp.	5,682,600	3,418,496	0.83%
PepsiCo, Inc.	4,464,900	3,337,515	0.81%
Gilead Sciences, Inc.	5,276,700	3,227,172	0.78%
Vodafone Group PLC	4,194,300	3,209,950	0.78%
Johnson & Johnson	5,276,700	3,046,576	0.74%
McDonald’s Corp.	3,788,400	2,994,196	0.73%
FedEx Corp.	3,111,900	2,885,807	0.70%
The Coca-Cola Co.	4,194,300	2,799,687	0.68%
BP Capital Markets America, Inc.	4,194,300	2,748,141	0.67%
Elevance Health, Inc.	3,788,400	2,675,892	0.65%
American International Group, Inc.	3,111,900	2,570,553	0.62%

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
Simon Property Group LP	3,382,500	$2,462,358	0.60%
International Business Machines Corp.	3,788,400	2,396,039	0.58%
Berkshire Hathaway Finance Corp.	3,923,700	2,349,008	0.57%
Union Pacific Corp.	3,653,100	2,315,426	0.56%

		$348,954,123

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$21,391	$(54,385)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$76,797
JPS	—	158,672

Total	$—	$235,469

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$193,006	$—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Collateralized Loan Obligations	$—	$4,107,920	$—
Consumer Loans	—	187,140	—
Commercial Mortgage-Backed Securities	—	2,246,331	—
Corporate Bonds	—	11,111,972	—
Municipal Bonds	—	291,512	—
Residential Mortgage-Backed Security	—	250,470	—
U.S. Government Agency Obligations	—	3,825,223	—
U.S. Treasury Obligations	—	554,718	—
Short-Term Investment
Affiliated Mutual Fund	394,981	—	—

Total	$394,981	$22,768,292	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,156	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	23,289	—
Centrally Cleared Credit Default Swap Agreement	—	142	—
Centrally Cleared Interest Rate Swap Agreements	—	59,637	—
OTC Total Return Swap Agreement	—	21,391	—

Total	$2,156	$104,459	$—

Liabilities
Forward Commitment Contract	$—	$(236,867)	$—
Futures Contracts	(95,853)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,216)	—
Centrally Cleared Credit Default Swap Agreement	—	(257)	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,768)	—
OTC Total Return Swap Agreements	—	(54,385)	—

Total	$(95,853)	$(299,493)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Collateralized Loan Obligations	17.8%
U.S. Government Agency Obligations	16.6
Banks	11.7

Commercial Mortgage-Backed Securities	9.7%
Telecommunications	4.2
Healthcare-Services	3.5

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Classification (continued):

Oil & Gas	3.2%
Electric	3.0
Real Estate Investment Trusts (REITs)	2.7
Commercial Services	2.5
U.S. Treasury Obligations	2.4
Media	1.9
Affiliated Mutual Fund	1.7
Pharmaceuticals	1.5
Municipal Bonds	1.3
Home Builders	1.1
Residential Mortgage-Backed Security	1.1
Computers	1.0
Auto Manufacturers	1.0
Insurance	1.0
Building Materials	0.9
Pipelines	0.9
Automobiles	0.8
Real Estate	0.8
Consumer Loans	0.8
Engineering & Construction	0.8
Retail	0.8
Airlines	0.6
Software	0.6
Diversified Financial Services	0.6
Aerospace & Defense	0.5

Semiconductors	0.5%
Healthcare-Products	0.5
Iron/Steel	0.3
Biotechnology	0.3
Housewares	0.3
Packaging & Containers	0.2
Foods	0.2
Trucking & Leasing	0.2
Electronics	0.1
Machinery-Diversified	0.1
Transportation	0.1
Entertainment	0.1
Auto Parts & Equipment	0.1
Chemicals	0.1
Lodging	0.1
Gas	0.1
Environmental Control	0.0 *

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$142	*	Due from/to broker-variation margin swaps	$257	*

See Notes to Financial Statements.

30

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$23,289		Unrealized depreciation on OTC forward foreign currency exchange contracts	$3,216
Interest rate contracts	Due from/to broker-variation margin futures	2,156	*	Due from/to broker-variation margin futures	95,853	*
Interest rate contracts	Due from/to broker-variation margin swaps	59,637	*	Due from/to broker-variation margin swaps	4,768	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	21,391		Unrealized depreciation on OTC swap agreements	54,385

		$106,615			$158,479

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(24,106)
Foreign exchange contracts	—	(26,266)	—
Interest rate contracts	(26,663)	—	(57,382)

Total	$(26,663)	$(26,266)	$(81,488)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(2,142)
Foreign exchange contracts	—	17,128	—
Interest rate contracts	(28,565)	—	69,540

Total	$(28,565)	$17,128	$67,398

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,032,044
Futures Contracts - Short Positions (1)	1,206,944
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,408,205
Forward Foreign Currency Exchange Contracts - Sold (2)	2,947,382
Interest Rate Swap Agreements (1)	5,338,671
Credit Default Swap Agreements - Buy Protection (1)	1,156,333
Total Return Swap Agreements (1)	1,721,179

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$1,288	$(1,214)	$74	$—	$74
GSI	21,391	—	21,391	—	21,391
JPM	—	(54,385)	(54,385)	—	(54,385)
MSI	2,342	—	2,342	—	2,342
SSB	19,659	(2,002)	17,657	—	17,657

	$44,680	$(57,601)	$(12,921)	$—	$(12,921)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $25,216,060)	$22,768,292
Affiliated investments (cost $394,981)	394,981
Foreign currency, at value (cost $6,684)	6,664
Receivable for investments sold	244,225
Dividends and interest receivable	172,279
Unrealized appreciation on OTC forward foreign currency exchange contracts	23,289
Unrealized appreciation on OTC swap agreements	21,391
Due from Manager	13,330
Due from broker—variation margin swaps	3,450
Prepaid expenses	358

Total Assets	23,648,259

Liabilities
Forward commitment contracts, at value (proceeds receivable $237,344)	236,867
Payable for investments purchased	106,720
Dividends payable	86,994
Unrealized depreciation on OTC swap agreements	54,385
Audit fee payable	31,626
Due to broker—variation margin futures	15,297
Accrued expenses and other liabilities	12,292
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,216
Directors’ fees payable	720
Affiliated transfer agent fee payable	122
Distribution fee payable	61
Payable for Fund shares purchased	31

Total Liabilities	548,331

Net Assets	$23,099,928

Net assets were comprised of:
Common stock, at par	$2,893
Paid-in capital in excess of par	28,375,699
Total distributable earnings (loss)	(5,278,664)

Net assets, April 30, 2024	$23,099,928

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	33

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($141,447 ÷ 17,716 shares of common stock issued and outstanding)	$7.98
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.25

Class C
Net asset value, offering price and redemption price per share, ($38,940 ÷ 4,879 shares of common stock issued and outstanding)	$7.98

Class Z
Net asset value, offering price and redemption price per share, ($752,424 ÷ 94,250 shares of common stock issued and outstanding)	$7.98

Class R6
Net asset value, offering price and redemption price per share, ($22,167,117 ÷ 2,776,606 shares of common stock issued and outstanding)	$7.98

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Interest income	$561,378
Affiliated dividend income	8,459

Total income	569,837

Expenses
Management fee	50,997
Distribution fee(a)	357
Audit fee	31,626
Registration fees(a)	29,594
Professional fees	20,228
Custodian and accounting fees	18,129
Fund data services	10,767
Shareholders’ reports	10,101
Directors’ fees	4,933
Transfer agent’s fees and expenses (including affiliated expense of $433)(a)	732
Miscellaneous	3,678

Total expenses	181,142
Less: Fee waiver and/or expense reimbursement(a)	(132,515)

Net expenses	48,627

Net investment income (loss)	521,210

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(212,390)
Futures transactions	(26,663)
Forward currency contract transactions	(26,266)
Swap agreement transactions	(81,488)
Foreign currency transactions	(19,586)

(366,393)

Net change in unrealized appreciation (depreciation) on:
Investments	1,232,754
Futures	(28,565)
Forward currency contracts	17,128
Swap agreements	67,398
Foreign currencies	929

1,289,644

Net gain (loss) on investment and foreign currency transactions	923,251

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,444,461

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	35

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	162	195	—	—
Registration fees	7,441	7,619	7,563	6,971
Transfer agent’s fees and expenses	301	86	269	76
Fee waiver and/or expense reimbursement	(8,238)	(7,854)	(10,452)	(105,971)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$521,210	$918,640
Net realized gain (loss) on investment and foreign currency transactions	(366,393)	(1,191,985)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,289,644	700,589

Net increase (decrease) in net assets resulting from operations	1,444,461	427,244

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,875)	(7,566)
Class C	(718)	(1,210)
Class Z	(15,762)	(28,747)
Class R6	(536,509)	(1,280,790)

	(555,864)	(1,318,313)

Fund share transactions
Net proceeds from shares sold	360,904	282,933
Net asset value of shares issued in reinvestment of dividends and distributions	282,637	1,318,224
Cost of shares purchased	(208,843)	(61,420)

Net increase (decrease) in net assets from Fund share transactions	434,698	1,539,737

Total increase (decrease)	1,323,295	648,668

Net Assets:
Beginning of period	21,776,633	21,127,965

End of period	$23,099,928	$21,776,633

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 30, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67		$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.30		0.19	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.15)		(1.97)	-	(c)
Total from investment operations	0.49		0.15		(1.78)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.45)		(0.24)	(0.01)
Distributions from net realized gains	-		-		(0.01)	-
Total dividends and distributions	(0.18)		(0.45)		(0.25)	(0.01)
Net asset value, end of period	$7.98		$7.67		$7.97	$10.00
Total Return(d):	6.35%		1.73%		(18.02)%	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$141		$126		$100	$14
Average net assets (000)	$131		$136		$241	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.78	%(f)(g)	0.78	%(g)	0.76%	0.76	%(h)
Expenses before waivers and/or expense reimbursement	13.47	%(f)	13.27%		16.15%	197.84	%(h)
Net investment income (loss)	4.13	%(f)	3.74%		2.20%	1.28	%(h)
Portfolio turnover rate(i)	30%		140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 30, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67		$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25		0.15	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.16)		(2.00)	0.01
Total from investment operations	0.46		0.09		(1.85)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.39)		(0.17)	(0.01)
Distributions from net realized gains	-		-		(0.01)	-
Total dividends and distributions	(0.15)		(0.39)		(0.18)	(0.01)
Net asset value, end of period	$7.98		$7.67		$7.97	$10.00
Total Return(d):	5.95%		0.97%		(18.64)%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39		$37		$22	$10
Average net assets (000)	$39		$26		$15	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.53	%(f)(g)	1.52	%(g)	1.51%	1.51	%(h)
Expenses before waivers and/or expense reimbursement	41.83	%(f)	58.98%		231.24%	210.89	%(h)
Net investment income (loss)	3.39	%(f)	3.05%		1.64%	0.55	%(h)
Portfolio turnover rate(i)	30%		140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 30, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67		$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.33		0.23	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.16)		(1.99)	0.01
Total from investment operations	0.50		0.17		(1.76)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.47)		(0.26)	(0.02)
Distributions from net realized gains	-		-		(0.01)	-
Total dividends and distributions	(0.19)		(0.47)		(0.27)	(0.02)
Net asset value, end of period	$7.98		$7.67		$7.97	$10.00
Total Return(c):	6.49%		2.00%		(17.81)%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$752		$571		$385	$10
Average net assets (000)	$672		$515		$266	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51	%(e)(f)	0.50	%(f)	0.49%	0.49	%(g)
Expenses before waivers and/or expense reimbursement	3.64	%(e)	4.21%		14.67%	205.91	%(g)
Net investment income (loss)	4.41	%(e)	4.03%		2.62%	1.57	%(g)
Portfolio turnover rate(h)	30%		140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31,			September 30, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.67		$7.97		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.33		0.23	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.15)		(1.97)	-	(c)
Total from investment operations	0.50		0.18		(1.74)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.48)		(0.28)	(0.02)
Distributions from net realized gains	-		-		(0.01)	-
Total dividends and distributions	(0.19)		(0.48)		(0.29)	(0.02)
Net asset value, end of period	$7.98		$7.67		$7.97	$10.00
Total Return(d):	6.54%		2.10%		(17.71)%	0.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,167		$21,043		$20,621	$25,051
Average net assets (000)	$22,466		$21,698		$23,001	$24,942
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.41	%(f)(g)	0.41	%(g)	0.39%	0.39	%(h)
Expenses before waivers and/or expense reimbursement	1.36	%(f)	1.38%		1.56%	1.69	%(h)
Net investment income (loss)	4.50	%(f)	4.11%		2.56%	1.67	%(h)
Portfolio turnover rate(i)	30%		140%		152%	77%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Total Return Bond Fund	41

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG Total Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

42

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM ESG Total Return Bond Fund	43

Notes to Financial Statements (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

44

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM ESG Total Return Bond Fund	45

Notes to Financial Statements (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

46

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific

PGIM ESG Total Return Bond Fund	47

Notes to Financial Statements (unaudited) (continued)

referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

48

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary

PGIM ESG Total Return Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

50

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.44% of average daily net assets up to $1 billion;	0.44%

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets from $10 billion to $50 billion;

0.37% of average daily net assets from $50 billion to $100 billion; and

0.36% of average daily net assets over $100 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary

PGIM ESG Total Return Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.76%

C	1.51

Z	0.49

R6	0.39

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

52

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$815	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$6,858,438	$6,620,853

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

PGIM ESG Total Return Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)

$314,438	$2,479,669	$2,399,126	$—	$—	$394,981	394,981	$8,459

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$25,378,402	$138,262	$(2,642,122)	$(2,503,860)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$2,299,000	$—

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The

54

Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

C	300,000,000

Z	600,000,000

R6	400,000,000

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,113	6.3%

C	1,091	22.4

Z	1,121	1.2

R6	2,776,606	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	95.9%

Unaffiliated	—	—

PGIM ESG Total Return Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	6,026	$49,567

Shares issued in reinvestment of dividends and distributions	339	2,764

Shares purchased	(5,070)	(41,220)

Net increase (decrease) in shares outstanding	1,295	$11,111

Year ended October 31, 2023:

Shares sold	5,972	$49,080

Shares issued in reinvestment of dividends and distributions	926	7,523

Shares purchased	(2,968)	(24,441)

Net increase (decrease) in shares outstanding	3,930	$32,162

Class C

Six months ended April 30, 2024:

Shares issued in reinvestment of dividends and distributions	88	$718

Net increase (decrease) in shares outstanding	88	$718

Year ended October 31, 2023:

Shares sold	1,879	$15,055

Shares issued in reinvestment of dividends and distributions	150	1,210

Net increase (decrease) in shares outstanding	2,029	$16,265

Class Z

Six months ended April 30, 2024:

Shares sold	38,238	$311,337

Shares issued in reinvestment of dividends and distributions	1,931	15,740

Shares purchased	(20,393)	(167,623)

Net increase (decrease) in shares outstanding	19,776	$159,454

Year ended October 31, 2023:

Shares sold	27,173	$218,798

Shares issued in reinvestment of dividends and distributions	3,537	28,701

Shares purchased	(4,589)	(36,979)

Net increase (decrease) in shares outstanding	26,121	$210,520

Class R6
Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	32,127	$263,415

Net increase (decrease) in shares outstanding	32,127	$263,415

56

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares issued in reinvestment of dividends and distributions	157,692	$1,280,790

Net increase (decrease) in shares outstanding	157,692	$1,280,790

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying

PGIM ESG Total Return Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the

58

extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

PGIM ESG Total Return Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a

60

decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in

PGIM ESG Total Return Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

62

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its

PGIM ESG Total Return Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

64

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM ESG Total Return Bond Fund	65

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG TOTAL RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAIWX	PAIYX	PAIZX	PAJBX

CUSIP	74440B785	74440B777	74440B769	74440B751

MF246E2

PGIM ESG SHORT DURATION MULTI-SECTOR

BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM ESG Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG Short Duration Multi-Sector Bond Fund

June 14, 2024

PGIM ESG Short Duration Multi-Sector Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	3.81	2.46	1.40 (5/25/2022)

Class C	3.31	2.93	1.78 (5/25/2022)

Class Z	3.93	5.30	3.08 (5/25/2022)

Class R6	4.08	5.38	3.15 (5/25/2022)

Bloomberg US Government/Credit 1-3 Year Index

	2.46	2.80	1.73

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG Short Duration Multi-Sector Bond Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	59.4

AA	5.2

A	11.5

BBB	10.9

BB	4.7

B	2.7

CCC	0.6

C	0.4

Not Rated	0.1

Cash/Cash Equivalents	4.5

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.23	5.13	0.79

Class C	0.20	4.46	-108.88

Class Z	0.26	5.72	0.92

Class R6	0.26	5.78	4.89

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG Short Duration Multi-Sector Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,038.10	0.87%	$4.41
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37
Class C	Actual	$1,000.00	$1,033.10	1.63%	$8.24
	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17
Class Z	Actual	$1,000.00	$1,039.30	0.41%	$2.08
	Hypothetical	$1,000.00	$1,022.82	0.41%	$2.06
Class R6	Actual	$1,000.00	$1,040.80	0.34%	$1.73
	Hypothetical	$1,000.00	$1,023.17	0.34%	$1.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.0%

ASSET-BACKED SECURITIES 16.2%

Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-08A, Class A, 144A	6.020%	02/20/30		100	$100,993

Collateralized Loan Obligations 15.8%
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35		250	251,024
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32		248	248,790
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.596(c)	10/20/31		238	238,595
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32		237	237,448
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR	250	265,731
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.676(c)	04/20/32		216	216,508
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.945(c)	11/24/35	EUR	250	267,265
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.529(c)	07/18/30		133	133,081
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.630(c)	07/15/29		59	59,428
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/30		107	107,184
Pikes Peak CLO (Cayman Islands),
Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.751(c)	05/18/34		250	250,587
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/31		167	166,835

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621%(c)	02/20/30		160	$160,335
Regatta Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/20/35		250	249,953
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		250	251,283
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.678(c)	05/07/31		220	219,520
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.688(c)	07/23/33		250	250,004
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.529(c)	07/15/34		250	252,815
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	250	268,504
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/17/31		166	166,323

					4,261,213

TOTAL ASSET-BACKED SECURITIES
(cost $4,312,838)					4,362,206

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		342	313,159
Series 2022-BNK44, Class A5	5.936(cc)	11/15/55		230	232,478
BANK5 Trust,
Series 2024-05YR06, Class A3	6.225	05/15/57		150	152,768
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50		250	232,232
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4	2.763	09/15/52		250	214,951
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.617(c)	05/15/35		228	223,811

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.293%(cc)	07/25/26	6,067	$115,246
Series K104, Class X1, IO	1.244(cc)	01/25/30	4,885	243,416
GS Mortgage Securities Trust,
Series 2019-GSA01, Class A3	2.794	11/10/52	195	171,393
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.535(c)	03/15/36	300	282,937
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.685(c)	01/15/36	150	141,000
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	456	421,350
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class A4	2.343	04/15/54	200	164,558

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,944,227)				2,909,299

CORPORATE BONDS 32.4%

Aerospace & Defense 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	38	37,715

Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	25	24,063
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	105	101,719
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	75	72,179

				197,961

Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	200	192,048
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	119,406
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes	5.275	07/13/26	130	129,734

				441,188

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	04/15/29	15	$15,055
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	25	23,418

				38,473

Banks 10.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	252,323
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	128,768
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	148,571
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,228
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	26,829
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	131,407
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	119,921
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50	49,967
HDFC Bank Ltd. (India),
Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	184,375
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,042
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	316,470
Sr. Unsec’d. Notes	6.070(ff)	10/22/27	100	101,135
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	16,584
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	200	181,500
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	200,569
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	114,123
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	253,231
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	49,774
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	130	132,786

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047%(ff)	06/08/27	185	$185,924
U.S. Bancorp,
Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	80,063

				2,704,590

Building Materials 0.1%
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	24	23,412

Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	21	20,958
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	25	23,491
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28	80	77,753
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	50	50,000

				172,202

Computers 0.9%
CA Magnum Holdings (India),
Sr. Sec’d. Notes	5.375	10/31/26	200	189,200
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	23,185
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	28,697

				241,082

Distribution/Wholesale 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	100	88,496

Diversified Financial Services 0.4%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	25,382
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,163

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes	6.750%	06/25/25	25	$24,938
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30	20	19,852

				111,335

Electric 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	70	67,414
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	5.200	10/01/28	80	79,711
Commonwealth Edison Co.,
First Mortgage	2.200	03/01/30	40	33,578
Connecticut Light & Power Co. (The),
First Mortgage, Series A	2.050	07/01/31	35	27,952
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes	4.375	06/18/26(d)	200	102,000
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	5.749	09/01/25	135	135,110
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	4.300	05/15/28	135	129,887
Southern California Edison Co.,
First Mortgage	2.850	08/01/29	25	22,055

				597,707

Entertainment 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	175	164,895

Environmental Control 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	10	10,056

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500%	02/15/28	25	$24,974
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	50	46,180

				71,154

Healthcare-Services 1.6%
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	270	220,575
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	125	121,187
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	25	21,925
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	60	52,992
Sutter Health,
Unsec’d. Notes	5.164	08/15/33	22	21,488

				438,167

Home Builders 0.2%
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	25	23,677
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27	25	24,772

				48,449

Insurance 0.5%
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	128,300

Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	50	49,898

Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	25	26,472

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.908%	07/23/25	125	$123,316
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	60	59,711
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,069
Gtd. Notes	7.375	07/01/28	25	11,158
Gtd. Notes	7.750	07/01/26	25	15,722
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	50,427
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	25	24,082
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	25	22,482

				316,967

Mining 0.2%
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	50	46,748

Multi-National 2.6%
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, GMTN	4.500	05/15/26	140	138,310
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN	1.375	04/20/28	310	271,056
International Development Association (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	4.875	11/01/28	300	299,604

				708,970

Oil & Gas 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	300	248,918
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A	6.450	03/05/34	200	199,100

				448,018

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes	6.000%	06/15/29	50	$49,739

Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	25	21,071
Gtd. Notes, 144A	6.125	08/01/28	25	23,429

				44,500

Pipelines 0.7%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,043
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	96,147
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	70	69,728

				180,918

Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	25	23,612

Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes	3.375	10/15/26	80	75,936
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.250	08/01/26	25	22,876
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	20	19,609
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	50	46,970
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	100	92,880

				258,271

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.5%
Brinker International, Inc.,
Gtd. Notes, 144A	8.250%	07/15/30	25	$26,079
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR 100	109,403

				135,482

Semiconductors 0.2%
Microchip Technology, Inc.,
Gtd. Notes	5.050	03/15/29	60	58,982

Telecommunications 2.5%
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR 125	133,400
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	43,432
Sec’d. Notes, 144A	4.875	06/15/29	25	15,819
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	25,049
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	49,957
Sr. Sec’d. Notes, 144A	11.000	11/15/29	10	10,617
T-Mobile USA, Inc.,
Gtd. Notes	5.050	07/15/33	140	134,179
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.875	02/08/29	150	140,459
Sr. Unsec’d. Notes	5.050	05/09/33	120	116,036

				668,948

Transportation 0.5%
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	100	101,558
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	25	24,911

				126,469

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	50	49,996

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750%	09/01/28	25	$23,468

TOTAL CORPORATE BONDS
(cost $8,982,840)				8,732,640

FLOATING RATE AND OTHER LOANS 0.2%

Telecommunications
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/29	15	14,674
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/30	15	14,716
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29	13	8,951
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30	13	8,877
Term Loan	— (p)	06/01/28	4	3,616

TOTAL FLOATING RATE AND OTHER LOANS
(cost $52,262)				50,834

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980(c)	01/25/51	200	212,153
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.180(c)	01/25/42	200	201,635
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.730(c)	02/25/42	200	204,372
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.230(c)	04/25/42	100	103,625

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $673,584)				721,785

SOVEREIGN BONDS 1.2%
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25	200	195,313

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes	1.050%	04/14/26	150	$138,410

TOTAL SOVEREIGN BONDS
(cost $336,467)				333,723

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.0%
Federal Home Loan Mortgage Corp.	3.000	07/01/46	86	74,297
Federal Home Loan Mortgage Corp.	3.000	02/01/52	106	87,716
Federal Home Loan Mortgage Corp.	3.500	10/01/45	223	199,571
Federal Home Loan Mortgage Corp.	3.500	09/01/46	495	444,198
Federal Home Loan Mortgage Corp.	5.500	11/01/52	245	238,246
Federal Home Loan Mortgage Corp.	5.500	12/01/52	152	148,235
Federal National Mortgage Assoc.	2.000	11/01/50	192	146,404
Federal National Mortgage Assoc.	2.500	09/01/50	180	144,106
Federal National Mortgage Assoc.	2.500	06/01/51	205	163,276
Federal National Mortgage Assoc.	4.000	TBA	250	223,581

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,887,166)				1,869,630

U.S. TREASURY OBLIGATIONS 24.5%
U.S. Treasury Notes	0.250	09/30/25	475	443,346
U.S. Treasury Notes	0.375	01/31/26	1,175	1,082,560
U.S. Treasury Notes(k)	1.125	02/28/25	2,325	2,246,622
U.S. Treasury Notes(k)	2.625	04/15/25	2,480	2,419,744
U.S. Treasury Notes	4.000	01/15/27	420	410,386

TOTAL U.S. TREASURY OBLIGATIONS
(cost $6,651,912)				6,602,658

TOTAL LONG-TERM INVESTMENTS
(cost $25,841,296)				25,582,775

See Notes to Financial Statements.

20

Description	Shares	Value

SHORT-TERM INVESTMENT 6.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)
(cost $1,820,147)(wb)	1,820,147	$1,820,147

TOTAL INVESTMENTS 101.7%
(cost $27,661,443)		27,402,922
Liabilities in excess of other assets(z) (1.7)%		(462,350)

NET ASSETS 100.0%		$26,940,572

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro
USD—US Dollar
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPS—J.P. Morgan Securities LLC
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
69	2 Year U.S. Treasury Notes	Jun. 2024	$13,983,281	$(132,201)

Short Positions:
20	5 Year U.S. Treasury Notes	Jun. 2024	2,094,844	42,815
17	10 Year U.S. Treasury Notes	Jun. 2024	1,826,438	45,663
12	10 Year U.S. Ultra Treasury Notes	Jun. 2024	1,322,625	40,452
3	20 Year U.S. Treasury Bonds	Jun. 2024	341,438	12,442
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	119,563	6,444

				147,816

				$15,615

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/02/24	SSB	EUR 869	$929,409	$927,786	$—	$(1,623)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/02/24	CITI	EUR 55	$59,333	$58,269	$1,064	$—
Expiring 05/02/24	SSB	EUR 815	882,487	869,516	12,971	—
Expiring 06/04/24	SSB	EUR 869	930,634	929,024	1,610	—

			$1,872,454	$1,856,809	15,645	—

					$15,645	$(1,623)

See Notes to Financial Statements.

22

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,345	08/31/24	5.384	%(T)	1 Day SOFR(2)(T)/5.320%	$—	$(2,967)	$(2,967)
848	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/5.320%	—	(3,286)	(3,286)
1,060	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/5.320%	—	(2,385)	(2,385)
1,917	03/10/25	5.088	%(A)	1 Day SOFR(2)(A)/5.320%	—	(4,710)	(4,710)
1,320	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/5.320%	—	12,085	12,085
185	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/5.320%	34	1,448	1,414
45	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/5.320%	20,541	22,351	1,810

					$20,575	$22,536	$1,961

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR - 245bps(T)/ 2.870%	DB	09/21/24	300	$2,537	$—	$2,537

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$2,537	$—

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$364,913
JPS	—	302,448

Total	$—	$667,361

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$100,993	$—
Collateralized Loan Obligations	—	4,261,213	—
Commercial Mortgage-Backed Securities	—	2,909,299	—
Corporate Bonds	—	8,732,640	—
Floating Rate and Other Loans	—	50,834	—
Residential Mortgage-Backed Securities	—	721,785	—
Sovereign Bonds	—	333,723	—
U.S. Government Agency Obligations	—	1,869,630	—
U.S. Treasury Obligations	—	6,602,658	—
Short-Term Investment
Affiliated Mutual Fund	1,820,147	—	—

Total	$1,820,147	$25,582,775	$—

Other Financial Instruments*
Assets
Futures Contracts	$147,816	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	15,645	—
Centrally Cleared Interest Rate Swap Agreements	—	15,309	—
OTC Total Return Swap Agreement	—	2,537	—

Total	$147,816	$33,491	$—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(132,201)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(1,623)	—
Centrally Cleared Interest Rate Swap Agreements	—	(13,348)	—

Total	$(132,201)	$(14,971)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

U.S. Treasury Obligations	24.5%
Collateralized Loan Obligations	15.8
Commercial Mortgage-Backed Securities	10.8
Banks	10.0
U.S. Government Agency Obligations	7.0
Affiliated Mutual Fund	6.7
Residential Mortgage-Backed Securities	2.7
Telecommunications	2.7
Multi-National	2.6
Electric	2.2
Oil & Gas	1.7
Auto Manufacturers	1.6
Healthcare-Services	1.6
Sovereign Bonds	1.2
Media	1.2
Real Estate Investment Trusts (REITs)	1.0
Computers	0.9
Airlines	0.7
Pipelines	0.7
Commercial Services	0.6
Entertainment	0.6
Retail	0.5
Insurance	0.5
Transportation	0.5
Diversified Financial Services	0.4

Automobiles	0.4%
Distribution/Wholesale	0.3
Foods	0.3
Semiconductors	0.2
Trucking & Leasing	0.2
Iron/Steel	0.2
Packaging & Containers	0.2
Home Builders	0.2
Mining	0.2
Pharmaceuticals	0.2
Auto Parts & Equipment	0.1
Aerospace & Defense	0.1
Machinery-Diversified	0.1
Real Estate	0.1
Water	0.1
Building Materials	0.1
Environmental Control	0.0 *

101.7
Liabilities in excess of other assets	(1.7)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$15,645		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,623
Interest rate contracts	Due from/to broker-variation margin futures	147,816	*	Due from/to broker-variation margin futures	132,201	*
Interest rate contracts	Due from/to broker-variation margin swaps	15,309	*	Due from/to broker-variation margin swaps	13,348	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,537		—	—

		$181,307			$147,172

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$22,581
Foreign exchange contracts	—	(6,343)	—
Interest rate contracts	(65,633)	—	(10,548)

Total	$(65,633)	$(6,343)	$12,033

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$8,841

See Notes to Financial Statements.

26

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$13,331	$—
Interest rate contracts	(82,769)	—	12,635

Total	$(82,769)	$13,331	$21,476

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$13,484,056
Futures Contracts - Short Positions (1)	6,212,475
Forward Foreign Currency Exchange Contracts - Purchased (2)	777,531
Forward Foreign Currency Exchange Contracts - Sold (2)	1,467,788
Interest Rate Swap Agreements (1)	9,996,667
Credit Default Swap Agreements - Sell Protection (1)	476,667
Total Return Swap Agreements (1)	300,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$1,064	$—	$1,064	$—	$1,064
DB	2,537	—	2,537	—	2,537
SSB	14,581	(1,623)	12,958	—	12,958

	$18,182	$(1,623)	$16,559	$—	$16,559

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 27

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $25,841,296)	$25,582,775
Affiliated investments (cost $1,820,147)	1,820,147
Foreign currency, at value (cost $4,293)	4,264
Dividends and interest receivable	172,686
Due from Manager	16,396
Unrealized appreciation on OTC forward foreign currency exchange contracts	15,645
Due from broker—variation margin futures	7,262
Unrealized appreciation on OTC swap agreements	2,537
Due from broker—variation margin swaps	111
Prepaid expenses	359

Total Assets	27,622,182

Liabilities
Payable for investments purchased	520,657
Dividends payable	121,802
Audit fee payable	34,683
Payable for Fund shares purchased	1,809
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,623
Directors’ fees payable	835
Distribution fee payable	96
Affiliated transfer agent fee payable	66
Accrued expenses and other liabilities	39

Total Liabilities	681,610

Net Assets	$26,940,572

Net assets were comprised of:
Common stock, at par	$2,770
Paid-in capital in excess of par	27,600,210
Total distributable earnings (loss)	(662,408)

Net assets, April 30, 2024	$26,940,572

See Notes to Financial Statements.

28

Class A

Net asset value and redemption price per share,
($428,963 ÷ 44,095 shares of common stock issued and outstanding)	$9.73
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.95

Class C

Net asset value, offering price and redemption price per share,
($10,351 ÷ 1,065 shares of common stock issued and outstanding)	$9.72

Class Z

Net asset value, offering price and redemption price per share,
($421,634 ÷ 43,336 shares of common stock issued and outstanding)	$9.73

Class R6

Net asset value, offering price and redemption price per share,
($26,079,624 ÷ 2,681,088 shares of common stock issued and outstanding)	$9.73

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 29

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Interest income	$763,105
Affiliated dividend income	8,618

Total income	771,723

Expenses
Management fee	42,902
Distribution fee(a)	569
Audit fee	34,683
Registration fees(a)	28,796
Custodian and accounting fees	21,871
Professional fees	21,041
Shareholders’ reports	10,841
Fund data services	10,755
Directors’ fees	5,056
Transfer agent’s fees and expenses (including affiliated expense of $232)(a)	720
Miscellaneous	3,055

Total expenses	180,289
Less: Fee waiver and/or expense reimbursement(a)	(133,516)

Net expenses	46,773

Net investment income (loss)	724,950

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	37,908
Futures transactions	(65,633)
Forward currency contract transactions	(6,343)
Swap agreement transactions	12,033
Foreign currency transactions	16,539

(5,496)

Net change in unrealized appreciation (depreciation) on:
Investments	379,983
Futures	(82,769)
Forward currency contracts	13,331
Swap agreements	21,476
Foreign currencies	38

332,059

Net gain (loss) on investment and foreign currency transactions	326,563

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,051,513

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	516	53	—	—
Registration fees	7,508	7,454	7,363	6,471
Transfer agent’s fees and expenses	446	66	151	57
Fee waiver and/or expense reimbursement	(8,990)	(7,545)	(8,853)	(108,128)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$724,950	$1,086,589
Net realized gain (loss) on investment and foreign currency transactions	(5,496)	(319,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	332,059	414,813

Net increase (decrease) in net assets resulting from operations	1,051,513	1,182,356

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,971)	(14,822)
Class C	(216)	(803)
Class Z	(9,911)	(7,326)
Class R6	(696,588)	(1,161,438)

	(716,686)	(1,184,389)

Fund share transactions
Net proceeds from shares sold	146,175	434,972
Net asset value of shares issued in reinvestment of dividends and distributions	248,001	1,184,371
Cost of shares purchased	(33,168)	(52,689)

Net increase (decrease) in net assets from Fund share transactions	361,008	1,566,654

Total increase (decrease)	695,835	1,564,621

Net Assets:
Beginning of period	26,244,737	24,680,116

End of period	$26,940,572	$26,244,737

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2024		Year Ended October 31, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		0.03		(0.41)
Total from investment operations	0.36		0.40		(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.40)		(0.12)
Tax return of capital distributions	-		-		(-	)(c)
Total dividends and distributions	(0.23)		(0.40)		(0.12)
Net asset value, end of period	$9.73		$9.60		$9.60
Total Return(d):	3.81%		4.18%		(2.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$429		$401		$284
Average net assets (000)	$415		$356		$57
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.87	%(f)(g)	0.87	%(g)	0.85	%(h)
Expenses before waivers and/or expense reimbursement	5.22	%(f)	8.95%		48.86	%(h)
Net investment income (loss)	4.89	%(f)	3.79%		3.09	%(h)
Portfolio turnover rate(i)	53%		69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30, 2024		Year Ended October 31, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.29		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		0.03		(0.40)
Total from investment operations	0.32		0.32		(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)		(0.09)
Tax return of capital distributions	-		-		(-	)(c)
Total dividends and distributions	(0.20)		(0.32)		(0.09)
Net asset value, end of period	$9.72		$9.60		$9.60
Total Return(d):	3.31%		3.40%		(3.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$24		$23
Average net assets (000)	$11		$24		$24
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.63	%(f)(g)	1.62	%(g)	1.60	%(h)
Expenses before waivers and/or expense reimbursement	143.78	%(f)	109.48%		115.44	%(h)
Net investment income (loss)	4.12	%(f)	2.96%		2.02	%(h)
Portfolio turnover rate(i)	53%		69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.03% and 0.02%, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.61		$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.46		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		(0.01	)(c)	(0.38)
Total from investment operations	0.38		0.45		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.44)		(0.14)
Tax return of capital distributions	-		-		(-	)(d)
Total dividends and distributions	(0.26)		(0.44)		(0.14)
Net asset value, end of period	$9.73		$9.61		$9.60
Total Return(e):	3.93%		4.76%		(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$422		$294		$10
Average net assets (000)	$379		$145		$10
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.41	%(g)(h)	0.42	%(h)	0.39	%(i)
Expenses before waivers and/or expense reimbursement	5.11	%(g)	18.83%		270.85	%(i)
Net investment income (loss)	5.33	%(g)	4.74%		2.72	%(i)
Portfolio turnover rate(j)	53%		69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

Includes certain non-recurring expenses of 0.02% and 0.03%, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(i)	Annualized, with the exception of certain non-recurring expenses.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31, 2023		May 25, 2022(a) through October 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$9.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.41		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.04		(0.38)
Total from investment operations	0.39		0.45		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.45)		(0.14)
Tax return of capital distributions	-		-		(-	)(c)
Total dividends and distributions	(0.26)		(0.45)		(0.14)
Net asset value, end of period	$9.73		$9.60		$9.60
Total Return(d):	4.08%		4.73%		(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,080		$25,525		$24,362
Average net assets (000)	$26,156		$25,064		$24,653
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.34	%(f)(g)	0.34	%(g)	0.32	%(h)
Expenses before waivers and/or expense reimbursement	1.17	%(f)	1.29%		1.32	%(h)
Net investment income (loss)	5.42	%(f)	4.25%		2.79	%(h)
Portfolio turnover rate(i)	53%		69%		23%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG Short Duration Multi-Sector Bond Fund 35

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG Short Duration Multi-Sector Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

36

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby

PGIM ESG Short Duration Multi-Sector Bond Fund 37

Notes to Financial Statements (unaudited) (continued)

the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

38

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM ESG Short Duration Multi-Sector Bond Fund 39

Notes to Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

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The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from

PGIM ESG Short Duration Multi-Sector Bond Fund 41

Notes to Financial Statements (unaudited) (continued)

counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

42

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account

PGIM ESG Short Duration Multi-Sector Bond Fund 43

Notes to Financial Statements (unaudited) (continued)

when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

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dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the subadviser). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $5 billion;	0.32%

0.31% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year

PGIM ESG Short Duration Multi-Sector Bond Fund 45

Notes to Financial Statements (unaudited) (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.85%

C	1.60

Z	0.39

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$479	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$10,991,475	$9,669,802

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$444,429	$6,713,943	$5,338,225	$—	$—	$1,820,147	1,820,147	$8,618

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM ESG Short Duration Multi-Sector Bond Fund 47

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$27,669,100	$346,738	$(578,781)	$(232,043)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$328,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 55,500,000,000 shares of common stock, $0.001 par value per share, 3,500,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	300,000,000

C	200,000,000

Z	1,500,000,000

R6	1,500,000,000

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,080	2.4%

C	1,065	100.0

Z	1,090	2.5

R6	2,681,088	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	96.8%

Unaffiliated	—	—

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	2,877	$28,190

Shares issued in reinvestment of dividends and distributions	1,018	9,963

Shares purchased	(1,593)	(15,632)

Net increase (decrease) in shares outstanding	2,302	$22,521

Year ended October 31, 2023:

Shares sold	15,755	$152,902

Shares issued in reinvestment of dividends and distributions	1,530	14,804

Shares purchased	(5,129)	(49,697)

Net increase (decrease) in shares outstanding	12,156	$118,009

PGIM ESG Short Duration Multi-Sector Bond Fund 49

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C

Six months ended April 30, 2024:

Shares issued in reinvestment of dividends and distributions	21	$208

Shares purchased	(1,481)	(14,319)

Net increase (decrease) in shares outstanding	(1,460)	$(14,111)

Year ended October 31, 2023:

Shares issued in reinvestment of dividends and distributions	83	$803

Net increase (decrease) in shares outstanding	83	$803

Class Z

Six months ended April 30, 2024:

Shares sold	12,026	$117,985

Shares issued in reinvestment of dividends and distributions	1,012	9,911

Shares purchased	(328)	(3,217)

Net increase (decrease) in shares outstanding	12,710	$124,679

Year ended October 31, 2023:

Shares sold	29,113	$282,070

Shares issued in reinvestment of dividends and distributions	758	7,326

Shares purchased	(310)	(2,992)

Net increase (decrease) in shares outstanding	29,561	$286,404

Class R6

Six months ended April 30, 2024:

Shares issued in reinvestment of dividends and distributions	23,294	$227,919

Net increase (decrease) in shares outstanding	23,294	$227,919

Year ended October 31, 2023:

Shares issued in reinvestment of dividends and distributions	119,970	$1,161,438

Net increase (decrease) in shares outstanding	119,970	$1,161,438

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

50

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

PGIM ESG Short Duration Multi-Sector Bond Fund 51

Notes to Financial Statements (unaudited) (continued)

guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk

52

exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to

PGIM ESG Short Duration Multi-Sector Bond Fund 53

Notes to Financial Statements (unaudited) (continued)

sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over- the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

54

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non- investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

PGIM ESG Short Duration Multi-Sector Bond Fund 55

Notes to Financial Statements (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

56

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition.

Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

PGIM ESG Short Duration Multi-Sector Bond Fund 57

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

58

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGIGX	PGIJX	PGIPX	PGIKX

CUSIP	74440B744	74440B736	74440B728	74440B710

MF250E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2024